The
Benchmark Funds

Money
Market
Portfolios



                                           Annual Report
                                       November 30, 1997

The Benchmark Funds
Money Market Portfolios

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Management's Discussion of Portfolio Performance...........................   2
Voting Results of Special Meeting of Unitholders...........................   3
Statements of Investments
  Investment Abbreviations and Notes.......................................   4
  Diversified Assets Portfolio.............................................   5
  Government Portfolio.....................................................   9
  Government Select Portfolio..............................................  10
  Tax-Exempt Portfolio.....................................................  11
Statements of Assets and Liabilities.......................................  16
Statements of Operations...................................................  17
Statements of Changes in Net Assets........................................  18
Financial Highlights.......................................................  19
Notes to the Financial Statements..........................................  23
Report of Independent Auditors.............................................  25

--------------------------------------------------------------------------------

The Benchmark Funds
Money Market Portfolios
-------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE


BENCHMARK DIVERSIFIED ASSETS PORTFOLIO
BENCHMARK GOVERNMENT PORTFOLIO
BENCHMARK GOVERNMENT SELECT PORTFOLIO

With respect to interest rate changes, the Federal Reserve was fairly quiet during the fiscal year. The only change came on March 25, 1997, when the Fed implemented a quarter-point interest rate increase. What had a greater impact on interest rates was the Asian market crisis, which resulted in economic instability and the devaluation of currencies throughout the region. Consequently, there was a flight to quality in the U.S. market, where interest rates fell consistently and dramatically despite a robust economy. Yield curves flattened, and in some sectors they inverted.
  During the first half of the fiscal year, the government portfolios maintained average maturities that were short of their peer groups. We shifted our strategy in the second half, as we extended the portfolios' average maturities relative to their peer groups. We also implemented a barbell strategy during the year, whereby shorter-term securities were purchased for liquidity and longer-term securities were added for their yield advantages. This strategy also provided a hedge against deflation. We will continue with this strategy as long as the Federal Reserve maintains a tightening bias.
  We did not make many changes in the investment composition of the Diversified Assets Portfolio during the fiscal year. The heaviest concentration of securities continues to be in tier one commercial paper, where there is the greatest yield advantage. At the end of the fiscal year, the Portfolio's average maturity was 45 days, which remains consistent with other money market funds with the same investment structure. Providing liquidity, maintaining a high credit quality and offering an attractive yield remain the primary goals for the Portfolio.

                        MARY ANN FLYNN
                        VALERIE LOKHORST
                        Portfolio Managers


BENCHMARK TAX-EXEMPT MONEY MARKET PORTFOLIO

The Portfolio continued to benefit from a barbell maturity strategy during fiscal 1997. Due to our belief that the Federal Reserve would hold interest rates relatively stable during 1997, we "barbelled" the Portfolio with very short-term and one-year securities. This enabled us to extend the Portfolio's average maturity longer than that of its peer group and still keep it responsive to any change in short-term interest rates. The yield curve in the short-term tax-exempt market was flat, especially inside of six months. As a result, the one-year paper added increased yield to the Portfolio.
  The short-term, tax-exempt market is a technically driven, cyclical market. There are certain times of the year (such as tax time, calendar year-end, and the end of June and the first part of July) when our market has wide swings in both assets and yields. We have to anticipate these cycles and be able to manage the volatile swings in assets and yields.
  We have shortened the Portfolio's average maturity to a level that is about equal to that of the Portfolio's peer group. We did this because we believe that recent economic data point to an increased likelihood of the Federal Reserve raising interest rates in early 1998. Our current maturity structure should allow the Portfolio to better respond to any increase in interest rates.

                        BRAD SNYDER
                        Portfolio Manager

Units of The Benchmark Funds are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by The Northern Trust Company, its parent company, or its affiliates, and are not Federally insured or guaranteed by the U.S. Government, Federal Deposit Insurance Corporation, Federal Reserve Board, or any other governmental agency. The Benchmark Money Market Portfolios seek to maintain a net asset value of $1.00 per unit, but there can be no assurance that they will be able to do so on a continuous basis.

The Benchmark Funds
Money Market Portfolios
-------------------------------------------------------------------------------
VOTING RESULTS OF SPECIAL MEETING OF UNITHOLDERS
At a Special Meeting of Unitholders of the Trust (the "Meeting") called on September 2, 1997 the following actions were taken:
 (1) The following individuals were elected to serve on the Board of Trustees by the unitholders of all Portfolios of the Trust voting together in the aggregate:

                                                                                   Number of
                                       Number of                                     Votes
Name of Trustee                        Votes For                                    Withheld
---------------------------------------------------------------------------------------------
Richard G. Cline                     4,342,632,239                                 76,704,013
Edward J. Condon                     4,342,191,351                                 77,144,902
John W. English                      4,342,191,351                                 77,144,902
James J. Gavin, Jr.                  4,328,946,859                                 90,389,394
Sandra P. Guthman                    4,342,187,348                                 77,148,905
Frederick T. Kelsey                  4,333,070,647                                 86,265,606
William H. Springer                  4,342,190,200                                 77,146,053
Richard P. Strubel                   4,342,191,351                                 77,144,902
---------------------------------------------------------------------------------------------

 (2) The approval of the selection of Ernst & Young LLP as the Trust's independent auditors for the fiscal year ending November 30, 1997 was ratified by all the unitholders of all Portfolios of the Trust voting together in the aggregate as follows:

                                      Votes
  Votes For                          Against                                             Abstained
---------------------------------------------------------------------------------------------------
4,355,519,334                        26,510                                              63,790,409
---------------------------------------------------------------------------------------------------

 (3) An Agreement and Plan of Reorganization pursuant to which each Portfolio will be reorganized as a series of a Delaware business trust also named The Benchmark Funds was approved by all Portfolios (voting separately on a Portfolio-by-Portfolio basis) as follows:

                                    Votes
Portfolio             Votes For    Against   Abstained
-------------------------------------------------------
Diversified Assets  2,169,328,872 18,710,077 66,235,452
Government            771,222,693  2,446,373 14,450,129
Government Select     752,884,534 27,326,299  3,860,430
Tax-Exempt            457,004,195 52,066,122  1,850,666
-------------------------------------------------------

 (4)(a) A new fundamental investment policy regarding investments in other investment company securities was approved by each of the Portfolios (voting separately on a Portfolio-by-Portfolio basis) as follows:

                                    Votes
Portfolio             Votes For    Against   Abstained
-------------------------------------------------------
Diversified Assets  2,123,578,581 64,486,878 66,208,941
Government            746,076,038 27,593,028 14,450,129
Government Select     709,474,162 66,009,547  8,587,554
Tax-Exempt            494,813,160 14,257,157  1,850,666
-------------------------------------------------------

 (4)(b) A related amendment to the Trust's Declaration of Trust was approved by all the unitholders of all Portfolios of the Trust voting together in the aggregate as follows:

                                      Votes
  Votes For                          Against                                           Abstained
-------------------------------------------------------------------------------------------------
4,221,718,223                      101,504,918                                         96,113,107
-------------------------------------------------------------------------------------------------

 (5) A new fundamental investment restriction for each diversified Portfolio concerning issuer diversification was approved by each of the Portfolios (voting separately on a Portfolio-by-Portfolio basis) as follows:

                                    Votes
Portfolio             Votes For    Against   Abstained
-------------------------------------------------------
Diversified Assets  2,119,251,232 65,501,623 69,521,546
Government            765,905,734  7,763,331 14,450,129
Government Select     777,184,660  3,097,875  3,788,729
Tax-Exempt            458,948,766 51,876,581     95,635
-------------------------------------------------------

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1997
INVESTMENT ABBREVIATIONS AND NOTES:
ADP  --Automatic Data Processing
AMBAC--American Municipal Bond Assurance Corp.
AMT  --Alternative Minimum Tax
BAN  --Bond Anticipation Note
BTP  --Bankers Trust Partnership
Colld.--Collateralized
CP   --Commercial Paper
COP  --Certificate of Participation
FGIC --Financial Guaranty Insurance Corp.
FHLB --Federal Home Loan Bank
FNMA --Federal National Mortgage Association
FRN  --Floating Rate Note
FSA  --Financial Security Assurance Corp.
GO   --General Obligation
Gtd. --Guaranteed

GNMA --Government National Mortgage Association
HDA  --Housing Development Authority
IDA  --Industrial Development Authority
IDR  --Industrial Development Revenue
LOC  --Letter of Credit
MBIA --Municipal Bond Insurance Association
ML SG--Merrill Lynch/Societe Generale
NA   --National Association
P-Floats--Puttable Floating Rate Security
PCR  --Pollution Control Revenue
RAN  --Revenue Anticipation Note
Soc Gen--Societe Generale
TOB  --Tender Option Bond
TRAN --Tax and Revenue Anticipation Note
VRDN --Variable Rate Demand Note

 . The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

 . Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

 . Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

 . Amortized cost also represents cost for federal income tax purposes.

 . Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
------------------------------------------------------
 Principal          Maturity    Amortized
  Amount   Rate     Date             Cost
------------------------------------------------------
       DIVERSIFIED ASSETS PORTFOLIO
 BANK NOTES--3.9%
           Bayerische
           Landesbank
 $28,000     6.150% 08/14/98   $   28,058
           First National
           Bank of Boston
  15,000     5.690  04/09/98       15,000
           First Wachovia
           Bank, North
           Carolina
  30,000     6.100  04/06/98       29,990
           Huntington
           National Bank,
           Columbus
  23,000     5.800  09/22/98       22,985
           Key Bank
   9,000     5.580  12/15/97        8,981
           Morgan Guaranty
           Trust Co.
  30,000     5.965  06/22/98       29,994
           Sun Trust Bank
  20,000     5.830  07/14/98       19,993
------------------------------------------------------
 TOTAL BANK NOTES              $  155,001
------------------------------------------------------
 CERTIFICATES OF DEPOSIT--11.3%
 DOMESTIC DEPOSITORY INSTITUTIONS--3.2%
           Bankers Trust New
           York Corp.
 $50,000     5.880% 07/14/98   $   49,991
           First Tennessee
           Bank
  38,000     5.550  12/05/97       38,000
  24,000     5.580  12/23/97       24,000
           Huntington
           National Bank,
           Columbus
  16,000     5.890  09/18/98       15,996
                               ----------
                                  127,987
                               ----------
 FOREIGN DEPOSITORY INSTITUTIONS--8.1%
           Bank of Tokyo-
           Mitsubishi, London
  23,000     5.600  12/29/97       23,000
  10,000     5.770  12/29/97        9,999
  10,000     5.950  02/17/98       10,000
           Barclays Bank, New
           York
  25,000     5.940  06/25/98       24,992
           Canadian Imperial
           Bank of Commerce,
           New York
  25,000     5.625  04/07/98       25,000
  25,000     5.650  04/07/98       25,000
  24,000     5.940  10/21/98       23,989
           National
           Westminster Bank,
           New York
  15,000     5.940  06/26/98       14,995
           Norinchukin Bank,
           New York
  40,000     5.570  12/10/97       40,000
           Societe Generale,
           New York
  20,000     5.800  01/13/98       19,998
  14,000     5.870  03/03/98       13,999
  45,000     5.890  07/17/98       45,004
           Sumitomo Bank
           Ltd., New York
  16,000     5.580  12/09/97       16,000
  26,000     5.660  12/15/97       26,000
                               ----------
                                  317,976
------------------------------------------------------
 TOTAL CERTIFICATES OF DE-
  POSIT                        $  445,963
------------------------------------------------------

           Description
-----------------------------------------
 Principal          Maturity    Amortized
  Amount   Rate     Date             Cost
-----------------------------------------
 COMMERCIAL PAPER--52.5%
 ASSET-BACKED SECURITIES--24.3%
           ABC Funding
 $15,000     5.680% 06/01/98   $   14,569
           AESOP Funding
   2,800     5.750  01/15/98        2,780
           Ascot Capital
           Corp.
   8,000     5.650  12/22/97        7,974
   3,250     5.560  01/15/98        3,227
           Amsterdam Funding
  18,000     5.540  12/19/97       17,950
           Barton Capital
           Corp.
   9,300     5.600  12/22/97        9,270
  20,000     5.750  01/16/98       19,853
  15,000     5.750  01/23/98       14,873
           Centric Funding
  23,000     5.650  12/05/97       22,986
  15,000     5.650  12/09/97       14,981
  38,420     5.650  12/10/97       38,366
           Cooperative
           Association of
           Tractor Dealers,
           Series: A
  13,900     5.750  02/19/98       13,722
           Corporate
           Receivables Corp.
  60,000     5.650  12/01/97       60,000
           CPI Funding
  46,558     5.670  05/26/98       45,267
           CXC, Inc.
  13,088     5.750  01/16/98       12,992
  12,500     5.600  01/27/98       12,389
           Galleon Capital
           Corp.
   7,500     5.570  12/03/97        7,498
   8,488     5.670  12/12/97        8,473
           Gotham Funding
           Corp.
  25,000     5.550  12/03/97       24,992
  15,914     5.550  12/05/97       15,904
           Eureka
           Securitization,
           Inc.
  10,000     5.550  12/18/97        9,974
           Lexington Parker
           Capital Company
           LLC
  35,000     5.540  12/01/97       35,000
  26,000     5.650  12/16/97       25,939
   7,000     5.570  01/30/98        6,935
           Pooled Account
           Receivable Corp.
   7,032     5.670  12/15/97        7,016
  25,974     5.620  12/18/97       25,905
           Ranger Funding
           Corp.
   5,500     5.540  12/19/97        5,485
  15,000     5.740  02/10/98       14,830
           R.O.S.E., Inc.
  15,000     5.650  02/05/98       14,845
  26,000     5.730  02/27/98       25,636
           R.O.S.E., Inc. #2
  22,999     5.690  02/04/98       22,763
           SALTS (II) Cayman
           Islands Corp.
  24,000     5.769  12/18/97       24,000

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1997
(All amounts in thousands)

           Description
-----------------------------------------------------------
 Principal          Maturity    Amortized
  Amount   Rate     Date             Cost
-----------------------------------------------------------
                    DIVERSIFIED ASSETS PORTFOLIO--CONTINUED
 ASSET-BACKED SECURITIES--CONTINUED
           SALTS (III) Cayman
           Islands Corp.
 $ 25,000    6.065% 12/18/97   $   25,000
   70,000    5.944  01/23/98       70,000
           Thames Assets
           Global
           Securitization
   23,000    5.800  01/20/98       22,815
   20,000    5.750  02/17/98       19,751
   30,000    5.780  02/23/98       29,595
    9,000    5.750  02/25/98        8,876
           Trident Capital
           Finance, Inc.
   30,000    5.600  01/21/98       29,762
           Variable Funding
           Capital
    7,557    5.700  12/05/97        7,552
   15,125    5.650  12/22/97       15,075
   70,000    5.750  01/20/98       69,441
   16,500    5.730  02/26/98       16,272
           WCP Funding, Inc.
   10,000    5.750  01/16/98        9,927
           Windmill Funding
           Corp.
   10,000    5.750  01/30/98        9,904
           Wood Street
           Funding Corp.
    5,315    5.550  12/16/97        5,303
   20,000    5.600  01/21/98       19,841
   14,000    5.600  01/26/98       13,878
                               ----------
                                  959,386
                               ----------
 BUSINESS SERVICES--2.2%
           Sanwa Business
           Credit Corp.
   20,000    5.560  12/18/97       19,948
   65,000    5.560  12/19/97       64,820
                               ----------
                                   84,768
                               ----------
 COMMUNICATIONS--1.7%
           MCI Communications
           Corp.
    7,500    5.600  12/12/97        7,487
   23,000    5.650  12/16/97       22,946
   22,700    5.610  12/22/97       22,626
   12,500    5.820  01/23/98       12,393
                               ----------
                                   65,452
                               ----------
 ELECTRIC SERVICES--0.5%
           CSW Credit, Inc.
    6,003    5.800  01/13/98        5,961
           Edison
           International
   15,000    5.670  12/08/97       14,983
                               ----------
                                   20,944
                               ----------
 ELECTRONIC AND OTHER
  ELECTRICAL COMPONENTS--0.6%
           General Electric
           Capital Corp.
   24,000    5.700  12/01/97       24,000
                               ----------

           Description
-------------------------------------------
 Principal           Maturity     Amortized
  Amount   Rate      Date              Cost
-------------------------------------------
 FOOD AND KINDRED PRODUCTS--
  1.2%
           Bass Finance
           (C.I.) Ltd.
 $  1,411    5.670%  12/18/97    $    1,407
           Cofco Capital
           Corp. (Credit
           Suisse LOC)
   15,000    5.550   12/03/97        14,995
   15,000    5.600   12/19/97        14,958
   15,000    5.740   01/28/98        14,861
                                 ----------
                                     46,221
                                 ----------
 FOREIGN DEPOSITORY
  INSTITUTIONS--0.8%
           Banco Real S.A.,
           Grand Cayman
           Islands
   15,000    5.650   04/16/98        14,680
           Nacional
           Financiera,
           S.N.C.,
           Grand Cayman
           Islands
   15,000    5.700   05/13/98        14,613
                                 ----------
                                     29,293
                                 ----------
 GENERAL MERCHANDISE STORES--0.6%
           Sears Roebuck
           Acceptance Corp.
   25,000    5.550   03/13/98        24,607
                                 ----------
 INSURANCE CARRIERS--1.7%
           AON Corp.
    9,000    5.670   12/01/97         9,000
           Equitable of Iowa
           Cos.
   10,000    5.750   01/13/98         9,931
           Lincoln National
           Corp.
    3,250    5.550   01/15/98         3,227
           Special Purpose
           Accounts
           Receivable
   30,000    5.750   02/26/98        29,583
           Torchmark, Inc.
   16,000    5.650   12/08/97        15,982
                                 ----------
                                     67,723
                                 ----------
 MEASURING, ANALYZING AND
  CONTROL INSTRUMENTS--2.2%
           Xerox Overseas
           Holdings
   88,000    5.650   12/01/97        88,000
                                 ----------
 MISCELLANEOUS RETAIL--0.1%
           Mont Blanc Capital
    3,450    5.700   12/04/97         3,448
                                 ----------
 NONDEPOSITORY BUSINESS
  CREDIT INSTITUTIONS--2.2%
           FBA Properties,
           Inc. (NationsBank
           Georgia LOC)
    4,300    5.650   12/10/97         4,294
           Finova Capital
           Corp.
   25,000    5.630   02/18/98        24,691
   10,000    5.700   03/12/98         9,840
   15,000    5.700   03/16/98        14,751
           Heller Financial
   34,000    5.650   12/16/97        33,920
                                 ----------
                                     87,496
                                 ----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
-----------------------------------------
 Principal          Maturity    Amortized
  Amount   Rate     Date             Cost
-----------------------------------------
 NONDEPOSITORY PERSONAL
  CREDIT INSTITUTIONS--2.6%
           American General
           Finance Corp.
 $ 54,500    5.730% 12/01/97   $   54,500
           Countrywide Home
           Loans
   27,750    5.650  12/05/97       27,733
           Green Tree
           Financial Corp.
   20,000    5.910  01/23/98       19,826
                               ----------
                                  102,059
                               ----------
 TRANSPORTATION--10.2%
           BMW US Capital
           Corp.
   15,000    5.550  12/15/97       14,968
           Chrysler Financial
           Corp.
  100,000    5.600  12/22/97       99,673
   25,000    5.600  12/23/97       24,914
           Ford Credit
           Canada, Ltd.
   12,000    5.750  02/23/98       11,839
   25,000    5.750  02/26/98       24,653
   10,000    5.760  03/03/98        9,853
           Ford Motor Credit
           Corp.
   20,000    5.700  12/01/97       20,000
           General Motors
           Acceptance Corp.
   10,000    5.550  12/04/97        9,995
   15,000    5.540  12/11/97       14,977
   20,000    5.690  02/10/98       19,776
   50,000    5.780  02/19/98       49,358
   15,000    5.650  03/05/98       14,779
   10,000    5.590  03/12/98        9,843
   25,000    5.580  03/31/98       24,535
   10,000    5.660  04/15/98        9,788
   15,000    5.740  04/15/98       14,677
    6,000    5.670  04/16/98        5,871
           Mitsubishi Motors
           Credit of America,
           Inc.
   21,000    5.750  12/18/97       20,943
                               ----------
                                  400,442
                               ----------
 WATER SERVICES--0.2%
           Browning Ferris
           Industries
   10,000    5.600  12/18/97        9,974
                               ----------
 WHOLESALE TRADE-DURABLE
  GOODS--1.4%
           Newell Co.
   31,000    5.600  12/05/97       30,981
           Sinochem American
           Holdings, Inc.
   25,000    5.750  12/05/97       24,984
                               ----------
                                   55,965
-----------------------------------------
 TOTAL COMMERCIAL PAPER        $2,069,778
-----------------------------------------

           Description
-----------------------------------------
 Principal          Maturity    Amortized
  Amount   Rate     Date             Cost
-----------------------------------------
 CORPORATE NOTES--6.2%
           Associates Corp.
           NA
 $ 50,000    5.600% 03/02/98   $   49,991
           Beta Finance
   10,000    6.000  10/27/98       10,000
           CIT Group Holdings
   20,000    6.750  04/30/98       20,065
           Crozer Keystone
           Health System
    7,600    5.730  12/03/97        7,600
           General Electric
           Engine Receivables
           1995-1 Trust FRN
   17,374    5.600  12/01/97       17,374
           General Electric
           Engine Receivables
           1996-1 Trust
   34,732    5.678  12/01/97       34,732
           Key Bank NA
   25,000    6.190  04/13/98       24,995
           Key Bank NA FRN
   51,000    5.515  03/19/98       51,000
           Morgan Stanley
           Trust Certificates
           1996-2
   27,904    5.725  12/23/97       27,905
-----------------------------------------
 TOTAL CORPORATE NOTES         $  243,662
-----------------------------------------
 EURODOLLAR TIME DEPOSITS--
  9.4%
           Banque Brussels
           Lambert, Grand
           Cayman Islands
 $ 50,000    5.750% 12/01/97   $   50,000
           Banque Paribas,
           Grand Cayman
           Islands
   70,000    5.688  12/01/97       70,000
           Bayerische
           Landesbank
           Girozentrale,
           London
    2,000    5.750  12/29/97        2,000
           Berliner Handels
           Und Frankfurter,
           Grand Cayman
           Islands
   50,000    5.688  12/01/97       50,000
           Den Danske Bank,
           Grand Cayman
           Islands
   75,000    5.563  12/01/97       75,000
           Kredietbank, Grand
           Cayman Islands
  125,000    5.688  12/01/97      125,000
-----------------------------------------
 TOTAL EURODOLLAR TIME DEPOS-
  ITS                          $  372,000
-----------------------------------------
 GUARANTEED INVESTMENT CON-
  TRACTS--3.2%
           General American
           Life Insurance Co.
           FRN
 $ 75,000    5.850% 12/23/97   $   75,000
           Integrity Life
           Insurance Co. FRN
   15,000    5.950  01/01/98       15,000
           Transamerica Life
           Insurance and
           Annuity Co. FRN
   35,000    5.641  12/01/97       35,000
-----------------------------------------
 TOTAL GUARANTEED INVESTMENT
  CONTRACTS                    $  125,000
-----------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1997
(All amounts in thousands)

           Description
-----------------------------------------------------------
 Principal           Maturity     Amortized
  Amount   Rate      Date              Cost
-----------------------------------------------------------
                    DIVERSIFIED ASSETS PORTFOLIO--CONTINUED
 MUNICIPAL INVESTMENTS--5.2%
           City of
           Minneapolis-St.
           Paul (Minnesota)
           Metro Airport GO
           Bond
 $ 28,930    5.756%  12/01/97    $   28,930
           City of Seattle
           (Washington) Ltd.
           GO Bond, Series C
   46,525    5.667   12/03/97        46,525
           County of Kern
           (California)
           Pension Obligation
   18,000    5.828   12/01/97        18,000
           County of Los
           Angeles
           (California)
           Pension Obligation
   40,000    5.880   12/04/97        40,000
           County of Sonoma
           (California)
           Pension Obligation
   22,800    5.980   12/01/97        22,800
           Health Insurance
           Plan of Greater
           New York
   23,500    5.650   12/03/97        23,500
           State of New
           Jersey Economic
           Development
           Authority
   25,000    5.728   12/03/97        25,000
-----------------------------------------------------------
 TOTAL MUNICIPAL INVESTMENTS     $  204,755
-----------------------------------------------------------
 U.S. GOVERNMENT AGENCY--0.9%
 FHLB DISCOUNT NOTE
 $ 35,194    5.600%  12/01/97    $   35,194
-----------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCY    $   35,194
-----------------------------------------------------------
 U.S. GOVERNMENT OBLIGATION--
  0.3%
 U.S. TREASURY BILL
 $ 10,000    5.135%  09/17/98    $    9,586
-----------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLI-
  GATION                         $    9,586
-----------------------------------------------------------
 REPURCHASE AGREEMENTS--8.9%
 REPURCHASE AGREEMENTS--7.6%
           HSBC Securities,
           Inc., Dated
           11/28/97,
           Repurchase Price
           $100,048
           (U.S. Government
           Securities Colld.)
 $100,000    5.720%  12/01/97    $  100,000
           Merrill Lynch
           Government
           Securities, Inc.,
           Dated 11/28/97,
           Repurchase Price
           $200,093 (U.S.
           Government
           Securities Colld.)
  200,000    5.600   12/01/97       200,000
                                 ----------
                                    300,000
                                 ----------
 JOINT REPURCHASE AGREEMENT--1.3%
           UBS Securities,
           Inc., Dated
           08/29/97
           (U.S. Government
           Securities Colld.)
           Accrued Interest
           $146
   50,000    5.690   12/01/97        50,000
-----------------------------------------------------------
 TOTAL REPURCHASE AGREEMENTS     $  350,000
-----------------------------------------------------------
 TOTAL INVESTMENTS--101.8%       $4,010,939
-----------------------------------------------------------
 Liabilities, less other
  assets--(1.8)%                    (69,353)
-----------------------------------------------------------
 NET ASSETS--100.0%              $3,941,586
-----------------------------------------------------------
-----------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
--------------------------------------------------
 Principal   Interest    Maturity Amortized
  Amount       Rate        Date      Cost
--------------------------------------------------
                              GOVERNMENT PORTFOLIO
 U.S. GOVERNMENT AGENCIES--57.2%
 FHLB DISCOUNT NOTES--30.5%
 $ 95,895    5.332%      12/01/97 $   95,895
   50,000    5.352       12/01/97     50,000
   75,000    5.402       12/01/97     75,000
  100,000    5.553       12/01/97    100,000
                                  ----------
                                     320,895
                                  ----------
 FHLB MEDIUM TERM NOTES--18.5%
   67,000    5.720       07/07/98     66,979
   82,000    5.715       07/21/98     81,986
   17,500    5.710       10/01/98     17,502
    7,765    5.690       10/02/98      7,760
   10,230    5.792       10/23/98     10,234
   10,000    5.775       10/30/98      9,999
                                  ----------
                                     194,460
                                  ----------
 FANNIE MAE MEDIUM TERM NOTE--0.5%
    5,000    5.630       08/14/98      4,992
                                  ----------
 OVERSEAS PRIVATE INVESTMENT CORP. FRN--
  4.3%
   45,800    5.660       12/03/97     45,800
                                  ----------
 SLM HOLDING CORP. MEDIUM TERM NOTES--3.4%
   12,000    5.630       08/06/98     11,992
    6,000    5.600       08/11/98      5,990
    4,475    5.790       09/16/98      4,478
   13,000    5.720       11/20/98     12,993
                                  ----------
                                      35,453
--------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES   $  601,600
--------------------------------------------------
 U.S. GOVERNMENT OBLIGATION--1.0%
 U.S. TREASURY NOTE--1.0%
 $ 10,000    7.250%      02/15/98 $   10,033
--------------------------------------------------
 TOTAL U.S. GOVERNMENT
  OBLIGATION                      $   10,033
--------------------------------------------------

           Description
------------------------------------------
 Principal Interest Maturity    Amortized
  Amount     Rate   Date             Cost
------------------------------------------
 REPURCHASE AGREEMENTS--42.8%
 REPURCHASE AGREEMENTS--38.0%
           Donaldson, Lufkin,
           & Jenrette
           Securities, Inc.,
           Dated 11/28/97,
           Repurchase Price
           $100,047 (U.S.
           Government
           Securities Colld.)
 $100,000    5.625% 12/01/97   $  100,000
           HSBC Securities,
           Inc., Dated
           11/28/97,
           Repurchase Price
           $200,095 (U.S.
           Government
           Securities Colld.)
  200,000    5.720  12/01/97      200,000
           SBC Capital
           Markets, Dated
           11/28/97,
           Repurchase Price
           $100,047 (U.S.
           Government
           Securities Colld.)
  100,000    5.680  12/01/97      100,000
                               ----------
                                  400,000
                               ----------
 JOINT REPURCHASE AGREEMENT--4.8%
           UBS Securities,
           Inc., Dated
           08/29/97,
           (U.S. Government
           Securities Colld.)
           Accrued Interest
           $134
   50,000    5.690  12/01/97       50,000
------------------------------------------
 TOTAL REPURCHASE AGREEMENTS   $  450,000
------------------------------------------
 TOTAL INVESTMENTS--101.0%     $1,061,633
------------------------------------------
 Liabilities, less other
  assets--(1.0)%                  (10,232)
------------------------------------------
 NET ASSETS--100.0%            $1,051,401
------------------------------------------
------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1997
(All amounts in thousands)

           Description
-----------------------------------------------------
 Principal            Maturity Amortized
  Amount     Rate       Date      Cost
-----------------------------------------------------
                          GOVERNMENT SELECT PORTFOLIO
 U.S. GOVERNMENT AGENCIES--100.3%
 FEDERAL FARM CREDIT BANK--0.6%
 $  7,000    5.750%   07/01/98 $    6,994
                               ----------
 FEDERAL FARM CREDIT BANK DISCOUNT
  NOTES--6.5%
   28,000    5.463    12/15/97     27,941
   53,000    5.457    12/17/97     52,872
                               ----------
                                   80,813
                               ----------
 FHLB--14.9%
   64,000    5.720    07/07/98     63,980
   54,000    5.715    07/21/98     53,992
   11,150    5.710    10/01/98     11,151
    8,340    5.690    10/02/98      8,334
   22,875    5.700    10/23/98     22,862
   24,000    5.775    10/30/98     23,998
                               ----------
                                  184,317
                               ----------
 FHLB DISCOUNT NOTES--60.5%
    4,105    5.332    12/01/97      4,105
  193,798    5.603    12/01/97    193,798
   39,000    5.442    12/10/97     38,947
   58,050    5.452    12/10/97     57,971
  144,500    5.461    12/12/97    144,260
   50,000    5.463    12/12/97     49,917
  141,750    5.493    12/17/97    141,406
   38,000    5.503    12/01/97     37,908
   23,184    5.474    12/18/97     23,124
   54,000    5.492    12/19/97     53,852
    4,500    5.502    02/02/98      4,459
                               ----------
                                  749,747
                               ----------
 SLM HOLDING CORP.--4.8%
   10,000    5.535    02/25/98      9,999
   17,000    6.080    08/11/98     16,970
   17,000    5.820    09/16/98     17,008
   15,500    5.720    11/20/98     15,492
                               ----------
                                   59,469
                               ----------

           Description
-------------------------------------------------------------------
 Principal
  Amount/                               Maturity        Amortized
  Shares           Rate                   Date             Cost
-------------------------------------------------------------------
 SLM HOLDING CORP. DISCOUNT NOTES--13.0%
 $46,600     5.444%               12/17/97              $   46,488
  77,000     5.455                12/18/97                  76,803
  38,000     5.468                12/22/97                  37,879
                                                        ----------
                                                           161,170
-------------------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES                         $1,242,510
-------------------------------------------------------------------
 OTHER INVESTMENT--0.0%
           Dreyfus Treasury Prime Cash Management,
           Class A
     594       --                      --               $      594
-------------------------------------------------------------------
 TOTAL OTHER INVESTMENT                                 $      594
-------------------------------------------------------------------
 TOTAL INVESTMENTS--100.3%                              $1,243,104
-------------------------------------------------------------------
 Liabilities, less other assets--(0.3)%                     (3,711)
-------------------------------------------------------------------
 NET ASSETS--100.0%                                     $1,239,393
-------------------------------------------------------------------
-------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

Description
-----------------------------------------------------------------------------------------------------
Principal                                                Maturity                           Amortized
 Amount                 Rate                               Date                               Cost
-----------------------------------------------------------------------------------------------------
                              TAX-EXEMPT PORTFOLIO
MUNICIPAL INVESTMENTS--93.4%
ALABAMA--0.2%
City of Greenville IDR VRDN,
 Series 1992, Allied-Signal
 Project (FMC Corp. Gtd.)
$ 1,350                 4.000%                           12/07/97                            $  1,350
                                                                                             --------
ALASKA--0.7%
Alaska Housing Finance Corp.
 VRDN, Series 1994, Merrill P-
 Floats, PT-37 (FNMA Securities
 Colld.)
  3,900                 3.950                            12/01/97                               3,900
                                                                                             --------
ARKANSAS--0.1%
County of Jefferson PCR Bond,
 Arkansas Electric Coop. Corp.
 Project D (National Rural
 Utility Coop. Finance Co. Gtd.)
    560                 3.850                            03/01/98                                 560
                                                                                             --------
CALIFORNIA--8.5%
City of Freemont Unified School
 District TRAN, Series 1997
  4,600                 4.250                            06/30/98                               4,609
City of San Marcos Public
 Facilities Authority, Series
 BTP-188, Civic Center Project
 (U.S. Government Securities
 Colld.)
  7,961                 3.950                            03/30/98                               7,961
County of Irvine Ranch Water
 District, Series 1993 B,
 Districts 2, 102, 103, & 206
 (Morgan Guaranty Trust Co. LOC)
  6,000                 3.600                            12/01/97                               6,000
County of Los Angeles TRAN,
 Series A
  5,000                 4.500                            06/30/98                               5,018
County of Riverside TRAN, Series
 A
  5,000                 4.500                            06/30/98                               5,015
County of Sacramento Multifamily
 Housing Revenue VRDN, Series
 1985 C (Dai-Ichi Kangyo Bank
 LOC)
    200                 3.900                            12/07/97                                 200
State of California RAN, Series
 1997 B
 21,000                 4.150                            12/01/97                              21,000
                                                                                             --------
                                                                                               49,803
                                                                                             --------
DISTRICT OF COLUMBIA--0.4%
District of Columbia VRDN,
 Series A, Columbia Hospital for
 Women Project (Bank of Tokyo-
 Mitsubishi LOC)
  2,800                 4.250                            12/07/97                               2,800
                                                                                             --------
FLORIDA--7.9%
County of Alachua Health
 Facilities Authority, Academic
 Research Building Project
 (Barnett Bank LOC)
  2,550                 3.900                            02/09/98                               2,550
County of Broward Housing
 Finance Authority Revenue VRDN
 Sanctuary Park Apts Multifamily
 Project (PNC LOC)
  1,660                 3.900                            12/01/97                               1,660

Description
-----------------------------------------------------------------------------------------------------
Principal                                                Maturity                           Amortized
 Amount                 Rate                               Date                               Cost
-----------------------------------------------------------------------------------------------------
County of Dade School District
 GO VRDN, Series 1994 BTP-66
 (MBIA Insured)
$ 5,535                 4.050%                           12/07/97                            $  5,535
County of Dade Solid Waste
 System Revenue Bond BAN
  5,000                 4.750                            09/01/98                               5,019
County of Orange Health
 Facilities Authority VRDN,
 Mayflower Retirement Community
 Project (Rabobank Group LOC)
  2,000                 4.000                            12/07/97                               2,000
County of Orange Housing Finance
 Authority VRDN, Citicorp Eagle
 Trust Series 1987-A
 (GNMA Securities Colld.)
  5,000                 3.990                            12/07/97                               5,000
Florida State Board of Education
 Capital Outlay Board VRDN,
 Series B, BTP-52 ADP
  5,000                 4.050                            12/07/97                               5,000
Florida State Board of Education
 VRDN, Series 1994 E, Eagle
 Trust No. 940901
 15,500                 4.040                            12/07/97                              15,500
Florida State Board of Education
 VRDN, Series 1991 B, BTP 233
 (U.S. Govt Secs. Colld.)
  4,000                 3.800                            12/08/97                               4,000
                                                                                             --------
                                                                                               46,264
                                                                                             --------
GEORGIA--5.8%
County of Appling Development
 Authority PCR VRDN, Georgia
 Power Co. Plant Hatch Project
 1997 (Georgia Power Gtd.)
  1,500                 3.850                            12/01/97                               1,500
County of DeKalb Development
 Authority PCR VRDN, Series
 1987, General Motors Project
 (General Motors Corp. Gtd.)
  2,000                 3.950                            12/07/97                               2,000
County of Elbvert Development
 Authority IDR VRDN, Series
 1992, Allied-Signal Project
 (FMC Corp. Gtd.)
  2,430                 4.000                            12/07/97                               2,430
County of Fulton Development
 Authority IDR VRDN, General
 Motors Project (General Motors
 Corp. Gtd.)
  2,100                 3.950                            12/07/97                               2,100
County of Fulton Resident
 Elderly Authority VRDN, St.
 Anne's Terrace Project
 (NationsBank South LOC)
  2,600                 4.050                            12/07/97                               2,600
County of Heard Development
 Authority PCR VRDN, Georgia
 Power Co. Plant Wansley Project
 1997 (Georgia Power Co. Gtd.)
  1,200                 3.850                            12/01/97                               1,200
Metro Atlanta Rapid Transit
 Authority Revenue VRDN, Series
 A, BTP-58 (AMBAC Insured)
  5,965                 4.050                            12/07/97                               5,965

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1997
(All amounts in thousands)

Description
-----------------------------------------------------------------------------------------------------
Principal                                                Maturity                           Amortized
 Amount                 Rate                               Date                               Cost
-----------------------------------------------------------------------------------------------------
                        TAX-EXEMPT PORTFOLIO--CONTINUED
GEORGIA--Continued
State of Georgia GO VRDN,
 Series 1993 F, BTP-82A
$ 9,900                 3.800%                           01/14/98                            $  9,900
State of Georgia GO VRDN,
 Series 1994 D, BTP-100
  6,035                 3.800                            01/14/98                               6,035
                                                                                             --------
                                                                                               33,730
                                                                                             --------
ILLINOIS--7.8%
City of Arlington Heights
 Multifamily Housing VRDN,
 Series 1997, Dunton Tower
 Apartments Project (Heller
 Financial LOC)
  2,820                 4.500                            12/07/97                               2,820
City of Chicago Board of
 Education VRDN, BTP-239,
 (AMBAC Insured)
  9,320                 4.150                            04/08/98                               9,320
City of Naperville IDR VRDN,
 General Motors Project
 (General Motors Corp. Gtd.)
  1,480                 3.950                            12/07/97                               1,480
City of Peoria IDR VRDN, Series
 1997, Peoria Production Shop
 Project (Bank One LOC)
  3,000                 4.050                            12/07/97                               3,000
Illinois Educational Facilities
 Authority VRDN, Series 1995 A,
 Lifelink Corp. Obligated Group
 (American National Bank &
 Trust LOC)
  2,900                 3.950                            12/07/97                               2,900
Illinois Educational Facilities
 Authority VRDN, Series 1996,
 The Art Institute of Chicago
 Project
  1,300                 3.900                            12/07/97                               1,300
Illinois HDA TOB, Series 1987
 B, Residential Mortgage
 Program
  1,520                 3.750                            02/01/98                               1,520
Illinois HDA TOB, Series 1987
 C, Residential Mortgage
 Program
  2,945                 3.750                            02/01/98                               2,945
Illinois Health Facilities
 Authority VRDN, Series 1995,
 Healthcor Project (Fuji Bank
 LOC)
  5,950                 4.450                            12/07/97                               5,950
Illinois Health Facilities
 Authority CP, Series 1991,
 Victory Health System Project
 (FNB Chicago LOC)
  4,400                 3.750                            01/30/98                               4,400
Illinois Metropolitan Pier and
 Exposition Authority Dedicated
 Sales Tax Revenue, BTP-230 A
 (U.S. Government Securities
 Colld.)
 10,000                 3.820                            01/28/98                              10,000
                                                                                             --------
                                                                                               45,635
                                                                                             --------

Description
-----------------------------------------------------------------------------------------------------
Principal                                                Maturity                           Amortized
 Amount                 Rate                               Date                               Cost
-----------------------------------------------------------------------------------------------------
INDIANA--1.3%
City of Hammond Local Public
 Improvement Bond, Series A-2
 Advanced Funding Program
$ 5,000                 4.200%                           01/08/98                            $  5,003
Indiana Health Facilities
 Financial Authority Hospital
 Revenue, Series E, Charity
 Obligated Group
  2,500                 3.800                            12/07/97                               2,500
                                                                                             --------
                                                                                                7,503
                                                                                             --------
KANSAS--1.0%
City of LaCygne Environmental
 Revenue VRDN, Series 1994 A
 Kansas City Power & Light
 Project (Kansas City Power &
 Light Gtd.)
  2,082                 3.950                            12/07/97                              2,082
City of Topeka Temporary Notes,
 Series A
  3,800                 4.000                            07/15/98                              3,802
                                                                                            --------
                                                                                               5,884
                                                                                            --------
KENTUCKY--2.5%
City of Danville Lease Revenue
 CP, Municipal Pooled Lease
 Program (PNC Bank LOC)
  3,000                 3.900                            02/10/98                              3,000
City of Mayfield Lease Revenue
 VRDN, Series 1996, Kentucky
 League of Cities Pooled
 Project (PNC Bank LOC)
  1,700                 4.150                            12/07/97                              1,700
Kentucky Interlocal School
 Transportation Association
 TRAN
 10,000                 4.090                            06/30/98                             10,002
                                                                                            --------
                                                                                              14,702
                                                                                            --------
LOUISIANA--2.3%
Louisiana Public Facilities
 Authority PCR VRDN, Series
 1992 Allied-Signal Project
 (FMC Corp. Gtd.)
  7,915                 4.000                            12/07/97                              7,915
Parish of Caddo IDR VRDN,
 General Motors Project
 (General Motors Corp. Gtd.)
  3,800                 3.950                            12/07/97                              3,800
Parish of West Baton Rouge
 District #3 PCR CP, Dow
 Chemical Project (Dow Chemical
 Gtd.)
  1,900                 3.750                            12/10/97                              1,900
                                                                                            --------
                                                                                              13,615
                                                                                            --------
MARYLAND--2.6%
City of Baltimore IDA VRDN,
 Series 1986, Capital
 Acquisition Program (Dai-Ichi
 Kangyo Bank LOC)
  7,300                 4.250                            12/07/97                              7,300
Maryland State Community
 Development Administration,
 Series 1993, PT-12, Merrill P-
 Floats (Maryland Community
 Development Authority)
  3,899                 3.950                            12/01/97                              3,899

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                       Description
-----------------------------------------------------------------------------------------------------
Principal                                                  Maturity                         Amortized
 Amount                   Rate                               Date                             Cost
-----------------------------------------------------------------------------------------------------
Maryland State Economic
 Development Authority VRDN,
 Series 1995 (NationsBank LOC)
$ 2,400                   4.050%                           12/07/97                          $  2,400
Maryland State Health & Higher
 Education Facilities Authority
 VRDN, Series A, Helix Health,
 Inc. (NationsBank LOC)
  1,660                   4.050                            12/07/97                             1,660
                                                                                             --------
                                                                                               15,259
                                                                                             --------
MASSACHUSETTS--1.0%
Massachusetts Municipal
 Electric Co. VRDN,
 Series 1994 B, BTP-67 (MBIA
 Insured)
  5,760                   4.050                            12/07/97                             5,760
                                                                                             --------
MICHIGAN--1.5%
City of Detroit School District
 State School Aid Notes, Series
 1997 (Detroit School District
 Gtd.)
  3,000                   4.500                            05/01/98                             3,007
Michigan State Strategic Fund
 IDR VRDN, Allied-Signal
 Project (FMC Corp. Gtd.)
  2,500                   3.950                            12/07/97                             2,500
State of Michigan TRAN, Series
 1997 B
  3,000                   4.500                            07/02/98                             3,011
                                                                                             --------
                                                                                                8,518
                                                                                             --------
MINNESOTA--0.4%
City of St. Paul HDA VRDN,
 Series A, Science Museum of
 Minnesota Project (US Bank NA
 LOC)
  2,300                   3.850                            12/07/97                             2,300
                                                                                             --------
MISSISSIPPI--0.3%
County of Perry PCR VRDN,
 Series 1992, Leaf River Forest
 Project (Wachovia Bank LOC)
  1,800                   3.900                            12/01/97                             1,800
                                                                                             --------
MISSOURI--2.3%
City of St. Louis TRAN, Series
 1997
  5,400                   4.500                            06/30/98                             5,420
County of St. Louis IDA VRDN,
 Friendship Village West
 Community Project (LaSalle
 National Bank LOC)
  2,600                   4.000                            12/07/97                             2,600
County of St. Louis IDA VRDN,
 Merrill P-Floats, Series PA-
 120, South Point Apartments
 Project (Rabobank Group LOC)
  2,975                   4.100                            12/07/97                             2,975
Missouri Higher Education Loan
 Authority VRDN, Series 1990 A
 (National Westminster Bank
 LOC)
  2,800                   4.000                            12/07/97                             2,800
                                                                                             --------
                                                                                               13,795
                                                                                             --------

                       Description
-----------------------------------------------------------------------------------------------------
Principal                                                  Maturity                         Amortized
 Amount                   Rate                               Date                             Cost
-----------------------------------------------------------------------------------------------------
NEVADA--1.5%
County of Clark School District
 GO VRDN, Citicorp Eagle Trust
 No. 962804 (FGIC Insured)
$ 2,900                   3.990%                           12/07/97                          $  2,900
State of Nevada GO VRDN, Series
 1997 SGB31 (FGIC Insured)
  5,800                   4.000                            12/07/97                             5,800
                                                                                             --------
                                                                                                8,700
                                                                                             --------
NEW YORK--5.1%
City of New York GO, Series
 1992 A, Citicorp TOB CR-16
 (FSA Insured)
 10,100                   3.800                            02/15/98                            10,100
City of New York RAN, Series 26
 LB Trust Receipts (Societe
 Generale LOC)
  7,100                   4.150                            12/01/97                             7,100
City of New York Municipal
 Water Finance Authority VRDN
 (MBIA Insured)
  3,800                   3.940                            12/07/97                             3,800
Marine Midland Premium Loan
 Trust VRDN COP, Series 1991 B
 (Hong Kong & Shanghai Banking
 Corp. LOC)
  1,381                   4.050                            12/07/97                             1,381
New York State Environment
 Facilities Corp. PCR VRDN,
 Eagle Trust No. 943204 (FSA
 Insured)
  5,800                   3.990                            12/07/97                             5,800
Pooled VRDN P-Floats, Series
 PPT2
  1,515                   4.000                            12/01/97                             1,515
                                                                                             --------
                                                                                               29,696
                                                                                             --------
NORTH CAROLINA--0.8%
County of Buncombe PCR IDR
 VRDN, Series 1996, Cooper
 Industries, Inc. Project
 (Cooper Industries Gtd.)
  3,200                   4.050                            12/07/97                             3,200
County of Wake Industrial
 Pollution Finance Authority
 PCR VRDN, Series 1985 C,
 Carolina Power & Light Project
 (Sumitomo Bank Ltd. LOC)
  1,400                   4.350                            12/07/97                             1,400
                                                                                             --------
                                                                                                4,600
                                                                                             --------
OHIO--5.3%
County of Cuyahoga Hospital
 VRDN, Series C, The Cleveland
 Clinic Project (Bank of
 America LOC)
  1,000                   3.850                            12/07/97                             1,000
Red Roof Inns Mortgage Bond
 Trust VRDN (National City Bank
 LOC)
  3,339                   3.900                            12/15/97                             3,339
State of Ohio Air Quality
 Development Authority CP,
 Series A, Pollution Control-
 Duquesne Electric Project
 (Union Bank of Switzerland
 LOC)
  4,000                   3.950                            07/10/98                             4,000

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1997
(All amounts in thousands)

                       Description
-----------------------------------------------------------------------------------------------------
Principal                                                  Maturity                         Amortized
 Amount                   Rate                               Date                             Cost
-----------------------------------------------------------------------------------------------------
                        TAX-EXEMPT PORTFOLIO--CONTINUED
OHIO--Continued
State of Ohio Environmental
 Improvement Authority PCR VRDN
 Series 1986, USX Corp. Project
 (Sanwa Bank LOC)
$ 6,000                   4.200%                           12/07/97                          $  6,000
State of Ohio Higher Education
 Capital Facilities VRDN,
 Series 1990 A, BTP-29 (MBIA
 Insured)
  3,000                   4.000                            12/07/97                             3,000
State of Ohio Higher Education
 Capital Facilities VRDN,
 Series 1994 A, BTP-69 (AMBAC
 Insured)
  8,545                   4.050                            12/07/97                             8,545
State of Ohio Water Development
 Authority PCR VRDN, Phillip
 Morris Cos. Project (Phillip
 Morris Companies, Inc. LOC)
  5,000                   4.000                            12/07/97                             5,000
                                                                                             --------
                                                                                               30,884
                                                                                             --------
OKLAHOMA--3.0%
City of Tulsa Airports
 Improvement VRDN, Series B-2
 (MBIA Insured)
  9,390                   3.990                            12/07/97                             9,390
State of Oklahoma Water
 Resources Board, Series 1994
 A, State Loan Program
  8,000                   3.750                            03/02/98                             8,000
                                                                                             --------
                                                                                               17,390
                                                                                             --------
OREGON--0.9%
City of Portland Sewer System,
 Series A (FGIC Insured)
  5,400                   4.000                            12/07/97                             5,400
                                                                                             --------
PENNSYLVANIA--4.6%
City of Philadelphia Authority
 IDR, Series 1988, Franklin
 Institute Project (PNC Bank
 LOC)
  2,800                   4.000                            12/07/97                             2,800
City of Philadelphia School
 District TRAN
 (Commerzbank LOC)
 10,000                   4.500                            06/30/98                            10,031
County of Allegheny Hospital
 Development Authority VRDN,
 Series B-2, Presbyterian
 University Hospital Project
 (PNC Bank LOC)
  1,000                   3.850                            12/01/97                             1,000
County of Allegheny IDA VRDN,
 Series A, Sewickley Academy
 Project (PNC Bank LOC)
  3,000                   4.050                            12/07/97                             3,000
County of Luzerne TRAN, Series
 1997
  4,500                   3.840                            12/31/97                             4,500
County of Warren Hospital
 Authority VRDN, Series 1994 B
 (PNC Bank LOC)
  1,000                   4.000                            12/07/97                             1,000
County of Washington Hospital
 Authority VRDN,
 Series B1-D, Eye and Ear
 Hospital (PNC Bank LOC)
  1,025                   3.850                            12/01/97                             1,025

                       Description
-----------------------------------------------------------------------------------------------------
Principal                                                  Maturity                         Amortized
 Amount                   Rate                               Date                             Cost
-----------------------------------------------------------------------------------------------------
County of Washington Hospital
 Authority VRDN,
 Series B1-E, Eye & Ear
 Hospital (PNC Bank LOC)
$   850                   3.850%                           12/01/97                          $    850
State of Pennsylvania Higher
 Education Facilities Authority
 Series I (AMBAC Insured)
  3,000                   4.500                            11/01/98                             3,017
                                                                                             --------
                                                                                               27,223
                                                                                             --------
SOUTH CAROLINA--0.9%
County of Lexington IDR VRDN,
 Series 1992, Allied-Signal
 Project (FMC Corp. Gtd.)
    800                   4.000                            12/07/97                               800
County of Lexington IDR VRDN,
 Series 1992 A,
 Allied-Signal Project (FMC
 Corp. Gtd.)
  1,880                   4.000                            12/07/97                             1,880
University of South Carolina
 Athletics Facility Revenue BAN
  2,550                   4.000                            02/26/98                             2,552
                                                                                             --------
                                                                                                5,232
                                                                                             --------
TENNESSEE--2.4%
City of Memphis GO VRDN, Series
 1996 Soc Gen
 Series SGB-23
  5,000                   4.000                            12/07/97                             5,000
County of Montgomery Public
 Building Authority Adjustable
 Loan Pool, Series 1996
 (NationsBank LOC)
  4,960                   4.050                            12/07/97                             4,960
County of Shelby GO, Series B,
 BTP-216
  4,000                   3.900                            01/15/98                             4,000
                                                                                             --------
                                                                                               13,960
                                                                                             --------
TEXAS--10.1%
City of Austin School District
 Building and Refunding VRDN,
 Series ML SG, Series SG-68
 (Permanent School Fund of
 Texas Gtd.)
  4,900                   4.050                            12/07/97                             4,900
City of Bastrop Independent
 School District GO VRDN,
 Series 1997, Series SGB 37
 (Permanent School Fund of
 Texas Gtd.)
  6,500                   4.000                            12/07/97                             6,500
City of Dallas-Ft Worth Airport
 Revenue Refunding VRDN, Series
 1995 SG, Series SGB-5 (FGIC
 Insured)
  6,600                   4.000                            12/07/97                             6,600
City of Denton Independent
 School District GO, Series B
 (Permanent School Fund of
 Texas Gtd.)
  6,000                   3.900                            08/15/98                             6,000
City of North Harris Montgomery
 Community College GO, Series
 1997 (FGIC Insured)
  5,000                   3.890                            01/15/98                             5,001
City of San Antonio Electric
 and Gas System Revenue,
 Series ML SG, Series SG-105
 10,000                   4.050                            12/07/97                            10,000

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                       Description
-----------------------------------------------------------------------------------------------------
Principal                                                  Maturity                         Amortized
 Amount                   Rate                               Date                             Cost
-----------------------------------------------------------------------------------------------------
County of Bexar Multifamily
 Housing Finance Authority
 VRDN, Series 1988 A,
 Creighton's Mill Development
 Project (New England Mutual
 Gtd.)
$ 2,600                   4.000%                           12/07/97                          $  2,600
County of Harris Toll Road
 Unlimited Tax Revenue VRDN,
 Series 1994 A, Citicorp Eagle
 Trust No. 954302
  5,500                   4.040                            12/07/97                             5,500
Port Development Corp. Marine
 Terminal IDR CP, Series 1985
 A, Mitsui & Co. Project
 (Industrial Bank of Japan LOC)
  7,250                   3.800                            12/08/97                             7,250
State of Texas TRAN, Series
 1997 A
  5,000                   4.750                            08/31/98                             5,033
                                                                                             --------
                                                                                               59,384
                                                                                             --------
VIRGINIA--6.4%
City of Norfolk GO VRDN, Eagle
 Trust No. 944601
 14,800                   4.040                            12/07/97                            14,800
City of Richmond Redevelopment
 and Housing Authority VRDN,
 Series 1995 A, Old Manchester
 Project (Wachovia Bank of
 North Carolina LOC)
  2,000                   4.050                            12/07/97                             2,000
State of Virginia GO VRDN,
 Series 1994, Citicorp Eagle
 Trust No. 954601
  7,000                   4.040                            12/07/97                             7,000
State of Virginia Public School
 Authority Revenue Bond
  7,565                   4.100                            04/01/98                             7,571
Town of Louisa IDA VRDN, Series
 1995 (NationsBank LOC)
  1,400                   4.050                            12/07/97                             1,400
Town of Louisa PCR CP, Series
 1987 (Virginia Electric Power
 Co. Gtd.)
  4,700                   3.900                            02/10/98                             4,700
                                                                                             --------
                                                                                               37,471
                                                                                             --------
WASHINGTON--3.5%
City of Kent Economic
 Development Corp. IDR VRDN,
 Associated Grocers Project
 (Bank of America LOC)
  3,800                   4.776                            12/07/97                             3,800
Port of Anacortes IDA IDR CP,
 Texaco Project (Texaco, Inc.
 Gtd.)
  9,500                   3.750                            12/03/97                             9,500
Washington State GO VRDN,
 Smith-Barney Soc Gen, Series
 1993 B, SGB-13
  6,950                   4.000                            12/07/97                             6,950
                                                                                             --------
                                                                                               20,250
                                                                                             --------

                      Description
-------------------------------------------------------------------------------------------------
Principal
 Amount/                                                Maturity                       Amortized
 Shares                  Rate                             Date                         Cost/Value
-------------------------------------------------------------------------------------------------
WISCONSIN--1.9%
City of Delavan Darien School
 District BAN
$ 3,595                  4.150%                         04/15/98                         $  3,598
City of Madison GO, Series A
  2,200                  5.000                          05/01/98                            2,209
City of Milwaukee RAN, Series A
  5,600                  4.250                          02/19/98                            5,607
                                                                                         --------
                                                                                           11,414
                                                                                         --------
WYOMING--0.4%
City of Green River PCR VRDN
 Allied-Signal Project (FMC
 Corp. Gtd.)
  2,225                  4.000                          12/07/97                            2,225
-------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL INVESTMENTS                                             $547,007
-------------------------------------------------------------------------------------------------
OTHER INVESTMENTS--0.9%
AIM Tax Free Money Market Fund
    105                     --                                --                         $    105
Dreyfus Tax Exempt Cash
 Management Fund
    400                     --                                --                              400
Federated Tax-Free Trust Money
 Market Fund #15
  3,312                     --                                --                            3,312
Federated Tax-Free Trust Money
 Market Fund #73
    819                     --                                --                              819
Provident Municipal Fund
    437                     --                                --                              437

--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS                                                 $  5,073
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--94.3%                                                $552,080
--------------------------------------------------------------------------------
Other assets, less liabilities--5.7%                                      33,079
--------------------------------------------------------------------------------
NET ASSETS--100.0%                                                      $585,159
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 1997
(All amounts in thousands, except net asset value per unit)

                                 Diversified              Government
                                   Assets     Government    Select   Tax-Exempt
                                  Portfolio   Portfolio   Portfolio  Portfolio
-------------------------------------------------------------------------------
ASSETS:
Investments in securities, at
amortized cost                   $3,660,939   $  611,633  $1,243,104  $552,080
Repurchase agreements, at cost      350,000      450,000          --        --
Cash                                      1           --          --        --
Receivables:
 Interest                            18,948        4,933       3,865     6,550
 Fund units sold                    298,254       23,280       9,016    24,442
 Investment securities sold              --           --          --    11,025
 Administrator                          107           24          90        23
Other assets                             49           31          15        14
-------------------------------------------------------------------------------
TOTAL ASSETS                      4,328,298    1,089,901   1,256,090   594,134
-------------------------------------------------------------------------------
LIABILITIES:
Payable for:
 Fund units redeemed                368,806       33,418      10,893     6,948
 Distributions to unitholders        16,646        4,734       5,495     1,795
Accrued expenses:
 Advisory fees                          771          224         102       127
 Administration fees                    308           89         102        51
 Custodian fees                          35           11          12         7
 Transfer agent fees                      3            1          --         1
Other liabilities                       143           23          93        46
-------------------------------------------------------------------------------
TOTAL LIABILITIES                   386,712       38,500      16,697     8,975
-------------------------------------------------------------------------------
NET ASSETS                       $3,941,586   $1,051,401  $1,239,393  $585,159
-------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Paid-in capital                  $3,942,953   $1,051,494  $1,239,391  $584,991
Accumulated net realized gains
(losses) on investment transac-
tions                                (1,367)         (93)          2       168
-------------------------------------------------------------------------------
NET ASSETS                       $3,941,586   $1,051,401  $1,239,393  $585,159
-------------------------------------------------------------------------------
Total units outstanding (no par
value), unlimited units autho-
rized                             3,942,953    1,051,494   1,239,391   584,991
-------------------------------------------------------------------------------
Net asset value, offering and
redemption price per unit             $1.00        $1.00       $1.00     $1.00
-------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 1997
(All amounts in thousands)

                                  Diversified            Government
                                    Assets    Government   Select   Tax-Exempt
                                   Portfolio  Portfolio  Portfolio  Portfolio
------------------------------------------------------------------------------
INTEREST INCOME                    $202,224    $71,708    $56,010    $25,872
------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees              8,945      3,243      2,546      1,731
Administration fees                   3,082      1,208      1,048        749
Custodian fees                          412        140         98        101
Professional fees                       136         46         38         47
Transfer agent fees                     127         35         30         22
Registration fees                       103         50        101         26
Trustee fees and expenses                80         30         23         22
Other                                   141         59         47         37
------------------------------------------------------------------------------
TOTAL EXPENSES                       13,026      4,811      3,931      2,735
Less: Voluntary waivers of in-
 vestment advisory fees                  --         --     (1,528)        --
Less: Expenses reimbursable by
 Administrator                         (478)      (263)      (360)      (306)
------------------------------------------------------------------------------
Net expenses                         12,548      4,548      2,043      2,429
------------------------------------------------------------------------------
NET INVESTMENT INCOME               189,676     67,160     53,967     23,443
Net realized gains on investment
 transactions                           207        212         78         27
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RE-
 SULTING FROM OPERATIONS           $189,883    $67,372    $54,045    $23,470
------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended November 30, 1997 and 1996
(All amounts in thousands)

                              Diversified Assets
                                   Portfolio           Government Portfolio
                            ------------------------  ------------------------
                               1997         1996         1997         1996
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
 Net investment income         $189,676     $162,308      $67,160      $53,208
 Net realized gains on
  investment transactions           207          327          212          133
-------------------------------------------------------------------------------
Net increase in net assets
 resulting from operations      189,883      162,635       67,372       53,341
-------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS:
 Net investment income         (189,676)    (162,308)     (67,160)     (53,208)
-------------------------------------------------------------------------------
Total distributions to
 unitholders                   (189,676)    (162,308)     (67,160)     (53,208)
-------------------------------------------------------------------------------
UNIT TRANSACTIONS (AT
$1.00 PER UNIT):
 Proceeds from the sale of
  units                      49,976,344   42,285,142   16,517,258   12,329,359
 Reinvested distributions         2,169          860          580          --
 Cost of units redeemed     (49,216,663) (41,717,147) (16,735,164) (11,911,641)
-------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 unit transactions              761,850      568,855     (217,326)     417,718
-------------------------------------------------------------------------------
Net increase (decrease)         762,057      569,182     (217,114)     417,851
Net assets--beginning of
 year                         3,179,529    2,610,347    1,268,515      850,664
-------------------------------------------------------------------------------
NET ASSETS--END OF YEAR      $3,941,586   $3,179,529   $1,051,401   $1,268,515
-------------------------------------------------------------------------------
                               Government Select
                                   Portfolio           Tax-Exempt Portfolio
                            ------------------------  ------------------------
                               1997         1996         1997         1996
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
 Net investment income          $53,967      $40,087      $23,443      $25,061
 Net realized gains on
  investment transactions            78           97           27          102
-------------------------------------------------------------------------------
Net increase in net assets
 resulting from operations       54,045       40,184       23,470       25,163
-------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS:
 Net investment income          (53,967)     (40,087)     (23,443)     (25,061)
-------------------------------------------------------------------------------
Total distributions to
 unitholders                    (53,967)     (40,087)     (23,443)     (25,061)
-------------------------------------------------------------------------------
UNIT TRANSACTIONS (AT
$1.00 PER UNIT):
 Proceeds from the sale of
  units                       6,143,005    4,712,236    5,626,217    5,526,968
 Reinvested distributions         4,952          963          172          126
 Cost of units redeemed      (5,744,991)  (4,562,089)  (5,679,764)  (5,692,419)
-------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 unit transactions              402,966      151,110      (53,375)    (165,325)
-------------------------------------------------------------------------------
Net increase (decrease)         403,044      151,207      (53,348)    (165,223)
Net assets--beginning of
 year                           836,349      685,142      638,507      803,730
-------------------------------------------------------------------------------
NET ASSETS--END OF YEAR      $1,239,393     $836,349     $585,159     $638,507
-------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
DIVERSIFIED ASSETS PORTFOLIO

                      1997        1996        1995           1994        1993        1992        1991        1990        1989
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF YEAR       $1.00       $1.00       $1.00          $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
INCOME FROM IN-
VESTMENT OPERA-
TIONS:
 Net investment
 income                  0.05        0.05        0.06           0.04        0.03        0.04        0.06        0.08        0.09
---------------------------------------------------------------------------------------------------------------------------------
Total income from
investment opera-
tions                    0.05        0.05        0.06           0.04        0.03        0.04        0.06        0.08        0.09
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS FROM:
 Net investment
 income                 (0.05)      (0.05)      (0.06)         (0.04)      (0.03)      (0.04)      (0.06)      (0.08)      (0.09)
---------------------------------------------------------------------------------------------------------------------------------
Total distribu-
tions to
unitholders             (0.05)      (0.05)      (0.06)         (0.04)      (0.03)      (0.04)      (0.06)      (0.08)      (0.09)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
END OF YEAR             $1.00       $1.00       $1.00          $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
---------------------------------------------------------------------------------------------------------------------------------
Total return (a)         5.42%       5.30%       5.78%(b)       3.92%       3.00%       3.80%       6.19%       8.01%       8.98%
Ratio to average
net assets of:
 Expenses, net of
 waivers and re-
 imbursements            0.35%       0.34%       0.34%          0.35%       0.34%       0.34%       0.35%       0.35%       0.37%
 Expenses, before
 waivers and re-
 imbursements            0.36%       0.34%       0.34%          0.35%       0.36%       0.35%       0.36%       0.36%       0.37%
 Net investment
 income, net of
 waivers and
 reimbursements          5.30%       5.18%       5.63%          3.74%       3.00%       3.79%       6.18%       8.01%       8.98%
 Net investment
 income, before
 waivers and
 reimbursements          5.29%       5.18%       5.63%          3.74%       2.98%       3.78%       6.17%       8.00%       8.98%
Net assets at end
of year (in thou-
sands)             $3,941,586  $3,179,529  $2,610,347     $2,891,880  $3,200,288  $2,801,744  $2,784,485  $2,192,756  $1,871,713
---------------------------------------------------------------------------------------------------------------------------------
                      1988
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF YEAR       $1.00
INCOME FROM IN-
VESTMENT OPERA-
TIONS:
 Net investment
 income                  0.07
---------------------------------------------------------------------------------------------------------------------------------
Total income from
investment opera-
tions                    0.07
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS FROM:
 Net investment
 income                 (0.07)
---------------------------------------------------------------------------------------------------------------------------------
Total distribu-
tions to
unitholders             (0.07)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
END OF YEAR             $1.00
---------------------------------------------------------------------------------------------------------------------------------
Total return (a)         7.15%
Ratio to average
net assets of:
 Expenses, net of
 waivers and re-
 imbursements            0.39%
 Expenses, before
 waivers and re-
 imbursements            0.39%
 Net investment
 income, net of
 waivers and
 reimbursements          7.15%
 Net investment
 income, before
 waivers and
 reimbursements          7.15%
Net assets at end
of year (in thou-
sands)             $1,528,203
---------------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(b) Total return for the year ended November 30, 1995 would have been 5.73% absent the effect of a capital contribution equivalent to $.0005 per share received from Northern Trust Corporation.


See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
GOVERNMENT PORTFOLIO

                         1997        1996       1995         1994       1993        1992       1991      1990      1989
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BE-
GINNING OF YEAR            $1.00       $1.00     $1.00        $1.00       $1.00       $1.00     $1.00     $1.00     $1.00
INCOME FROM INVEST-
MENT OPERATIONS:
 Net investment in-
 come                       0.05        0.05      0.06         0.04        0.03        0.04      0.06      0.08      0.09
--------------------------------------------------------------------------------------------------------------------------
Total income from
investment opera-
tions                       0.05        0.05      0.06         0.04        0.03        0.04      0.06      0.08      0.09
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS FROM:
 Net investment in-
 come                      (0.05)      (0.05)    (0.06)       (0.04)      (0.03)      (0.04)    (0.06)    (0.08)    (0.09)
--------------------------------------------------------------------------------------------------------------------------
Total distributions
to unitholders             (0.05)      (0.05)    (0.06)       (0.04)      (0.03)      (0.04)    (0.06)    (0.08)    (0.09)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END
OF YEAR                    $1.00       $1.00     $1.00        $1.00       $1.00       $1.00     $1.00     $1.00     $1.00
--------------------------------------------------------------------------------------------------------------------------
Total return (a)            5.31%       5.20%     5.64%(b)     3.78%       2.91%       3.91%     6.18%     7.89%     8.63%
Ratio to average net
assets of:
 Expenses, net of
 waivers and reim-
 bursements                 0.35%       0.35%     0.35%        0.34%       0.34%       0.34%     0.35%     0.37%     0.50%
 Expenses, before
 waivers and reim-
 bursements                 0.37%       0.38%     0.40%        0.41%       0.38%       0.40%     0.40%     0.46%     0.50%
 Net investment in-
 come, net of waiv-
 ers and reimburse-
 ments                      5.18%       5.08%     5.49%        3.60%       2.92%       3.71%     6.03%     7.88%     8.63%
 Net investment in-
 come, before waiv-
 ers and reimburse-
 ments                      5.16%       5.05%     5.44%        3.53%       2.88%       3.65%     5.98%     7.79%     8.63%
Net assets at end of
year (in thousands)   $1,051,401  $1,268,515  $850,664     $787,816  $1,065,705  $1,163,905  $895,405  $971,720  $423,517
--------------------------------------------------------------------------------------------------------------------------
                        1988
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BE-
GINNING OF YEAR          $1.00
INCOME FROM INVEST-
MENT OPERATIONS:
 Net investment in-
 come                     0.07
--------------------------------------------------------------------------------------------------------------------------
Total income from
investment opera-
tions                     0.07
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS FROM:
 Net investment in-
 come                    (0.07)
--------------------------------------------------------------------------------------------------------------------------
Total distributions
to unitholders           (0.07)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END
OF YEAR                  $1.00
--------------------------------------------------------------------------------------------------------------------------
Total return (a)          6.83%
Ratio to average net
assets of:
 Expenses, net of
 waivers and reim-
 bursements               0.54%
 Expenses, before
 waivers and reim-
 bursements               0.55%
 Net investment in-
 come, net of waiv-
 ers and reimburse-
 ments                    6.83%
 Net investment in-
 come, before waiv-
 ers and reimburse-
 ments                    6.82%
Net assets at end of
year (in thousands)   $335,301
--------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year.
(b) Total return for the year ended November 30, 1995 would have been 5.53% absent the effect of a capital contribution equivalent to $.0011 per share received from Northern Trust Corporation.


See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
GOVERNMENT SELECT PORTFOLIO

                            1997       1996      1995         1994      1993      1992      1991    1990(a)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
NING OF YEAR                  $1.00     $1.00     $1.00        $1.00     $1.00     $1.00     $1.00    $1.00
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income         0.05      0.05      0.06         0.04      0.03      0.04      0.06     0.01
------------------------------------------------------------------------------------------------------------
Total income from in-
vestment operations            0.05      0.05      0.06         0.04      0.03      0.04      0.06     0.01
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS FROM:
 Net investment income        (0.05)    (0.05)    (0.06)       (0.04)    (0.03)    (0.04)    (0.06)   (0.01)
------------------------------------------------------------------------------------------------------------
Total distributions to
unitholders                   (0.05)    (0.05)    (0.06)       (0.04)    (0.03)    (0.04)    (0.06)   (0.01)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
YEAR                          $1.00     $1.00     $1.00        $1.00     $1.00     $1.00     $1.00    $1.00
------------------------------------------------------------------------------------------------------------
Total return (b)               5.41%     5.31%     5.82%(c)     3.84%     3.00%     3.71%     5.82%    0.50%
Ratio to average net
assets of (d):
 Expenses, net of waiv-
 ers and reimbursements        0.20%     0.20%     0.20%        0.20%     0.20%     0.20%     0.20%    0.20%
 Expenses, before waiv-
 ers and reimbursements        0.39%     0.40%     0.41%        0.43%     0.49%     0.52%     0.60%    1.33%
 Net investment income,
 net of waivers and
 reimbursements                5.30%     5.19%     5.67%        3.83%     2.99%     3.70%     5.78%    7.65%
 Net investment income,
 before waivers and
 reimbursements                5.11%     4.99%     5.46%        3.60%     2.70%     3.38%     5.38%    6.52%
Net assets at end of
year (in thousands)      $1,239,393  $836,349  $685,142     $493,718  $386,507  $264,756  $160,750  $44,215
------------------------------------------------------------------------------------------------------------

(a) For the period November 7, 1990 (commencement of operations) through November 30, 1990.
(b) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(c) Total return for the year ended November 30, 1995 would have been 5.80% absent the effect of a capital contribution equivalent to $.0002 per share received from Northern Trust Corporation.
(d)  Annualized for periods less than one year.


See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
TAX-EXEMPT PORTFOLIO

                           1997      1996      1995      1994       1993        1992       1991      1990      1989      1988
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
NING OF YEAR                $1.00     $1.00     $1.00     $1.00       $1.00       $1.00     $1.00     $1.00     $1.00     $1.00
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income       0.03      0.03      0.04      0.02        0.02        0.03      0.05      0.06      0.06      0.05
--------------------------------------------------------------------------------------------------------------------------------
Total income from in-
vestment operations          0.03      0.03      0.04      0.02        0.02        0.03      0.05      0.06      0.06      0.05
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS FROM:
 Net investment income      (0.03)    (0.03)    (0.04)    (0.02)      (0.02)      (0.03)    (0.05)    (0.06)    (0.06)    (0.05)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions to
unitholders                 (0.03)    (0.03)    (0.04)    (0.02)      (0.02)      (0.03)    (0.05)    (0.06)    (0.06)    (0.05)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
YEAR                        $1.00     $1.00     $1.00     $1.00       $1.00       $1.00     $1.00     $1.00     $1.00     $1.00
--------------------------------------------------------------------------------------------------------------------------------
Total return (a)             3.44%     3.37%     3.71%     2.62%       2.27%       2.97%     4.57%     5.71%     6.04%     4.92%
Ratio to average net
assets of:
 Expenses, net of waiv-
 ers and reimbursements      0.35%     0.35%     0.35%     0.35%       0.34%       0.34%     0.35%     0.36%     0.49%     0.48%
 Expenses, before waiv-
 ers and reimbursements      0.39%     0.40%     0.41%     0.36%       0.38%       0.39%     0.40%     0.43%     0.49%     0.48%
 Net investment income,
 net of waivers and
 reimbursements              3.38%     3.32%     3.63%     2.40%       2.27%       2.95%     4.57%     5.71%     6.03%     4.92%
 Net investment income,
 before waivers and
 reimbursements              3.34%     3.27%     3.57%     2.39%       2.23%       2.90%     4.52%     5.64%     6.03%     4.92%
Net assets at end of
year (in thousands)      $585,159  $638,507  $803,730  $853,103  $1,191,932  $1,226,480  $872,405  $752,257  $545,215  $529,680
--------------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.


See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
November 30, 1997

1. ORGANIZATION
The Benchmark Funds (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes seventeen portfolios, each with its own investment objective. The Northern Trust Company ("Northern") acts as the Trust's investment adviser, transfer agent, and custodian. Goldman, Sachs & Co. ("Goldman Sachs") acts as the Trust's administrator and distributor. Presented herein are the financial statements of the money market portfolios.
 The Trust includes four diversified money market portfolios: Diversified Assets Portfolio, Government Portfolio, Government Select Portfolio and Tax-Exempt Portfolio (the "Portfolios").

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(a) Investment Valuation
Investments are valued at amortized cost, which approximates market value. Under the amortized cost method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

(b) Repurchase Agreements
During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern, as custodian for the Trust, at the Federal Reserve Bank of Chicago.
 Each Portfolio may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern. Northern administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Portfolios and does not collect any additional fees from the Portfolios. The Diversified Assets and Government Portfolios had entered into such joint repurchase agreements as of November 30, 1997, as reflected in the accompanying Statements of Investments.

(c) Interest Income
Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.

(d) Federal Taxes
It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and tax-exempt income to its unitholders. Therefore, no provision is made for federal taxes.
 At November 30, 1997, there were capital loss carryforwards for U.S. federal tax purposes of approximately $1,367,000 and $93,000 for the Diversified Assets and Government Portfolios, respectively. These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations. These capital loss carryforwards expire in 2002.

(e) Expenses
Expenses arising in connection with a specific Portfolio are allocated to that Portfolio.
 Expenses incurred which do not specifically relate to an individual Portfolio are allocated among the Portfolios based on each Portfolio's relative average net assets for the year.

(f) Distributions
Each Portfolio's net investment income is declared daily as a dividend to unitholders of record as of 3:00 p.m., Chicago time. Net realized short-term capital gains, if any in excess of net capital loss carryforwards, are declared and distributed at least annually.
 Distributions of net investment income with respect to a calendar month (including with respect to units redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by each Portfolio to Northern in cash or automatically reinvested in additional units of the Portfolio.

The Benchmark Funds
Money Market Portfolios
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
November 30, 1997

Northern has undertaken to credit or arrange for the crediting of such distributions to each unitholder's account with Northern, its affiliates or its correspondents.

3. ADVISORY, TRANSFER AGENCY, CUSTODIAN AND OTHER AGREEMENTS
As compensation for the services rendered as investment adviser, including the assumption by Northern of the expenses related thereto, Northern is entitled to a fee, computed daily and payable monthly, at an annual rate of .25% of each Portfolio's average daily net assets.
 Until further notice, Northern has voluntarily agreed to waive .15% of its advisory fee for the Government Select Portfolio, reducing such fee to .10% per annum. The effect of this waiver by Northern for the year ended November 30, 1997 was to reduce advisory fees as shown on the accompanying Statements of Operations.
 As compensation for the services rendered as custodian and transfer agent, including the assumption by Northern of the expenses related thereto, Northern receives compensation based on a pre-determined schedule of charges approved by the Board.

4. ADMINISTRATION AND DISTRIBUTION AGREEMENTS
The Trust has an administration agreement (as amended May 1, 1997) with Goldman Sachs whereby each Portfolio pays the Administrator a fee, computed daily and payable monthly, at an annual rate of .10% of each Portfolio's daily net assets.
 In addition, if in any fiscal year the sum of a Portfolio's expenses, including the administration fee, but excluding the investment advisory fee and transfer agency fee payable to Northern pursuant to its agreements with the Trust, servicing fees, and extraordinary expenses (such as taxes, interest and indemnification expenses), exceeds on an annualized basis .10% of a Portfolio's average net assets, Goldman Sachs will reimburse each Portfolio for the amount of the excess pursuant to the terms of the administration agreement.
 Prior to May 1, 1997 each Portfolio paid the Administrator a fee, computed daily and payable monthly, based on the average net assets of each Portfolio at the rates set forth below:

Average net assets                Rate
---------------------------------------
For the first $100,000,000        .250%
For the next $200,000,000         .150
For the next $450,000,000         .075
For net assets over $750,000,000  .050
---------------------------------------

 Prior to May 1, 1997, Goldman Sachs voluntarily agreed to waive a portion of its administrative fees should overall administration fees earned during the preceding year exceed certain specified levels. No waiver was required under this agreement during the year ended November 30, 1997. Furthermore, Goldman Sachs voluntarily agreed to reimburse each Portfolio for certain expenses in the event that such expenses, as defined, exceed on an annualized basis .10% of its average daily net assets.
 Expenses reimbursed during the year ended November 30, 1997 are shown on the accompanying Statements of Operations.
 Goldman Sachs receives no compensation under the distribution agreement.

5. BANK LOANS
The Trust maintains a $5,000,000 revolving bank credit line and a $15,000,000 conditional revolving credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 1% above the Fed Funds rate and are secured by pledged securities equal to or exceeding 120% of the outstanding balance.
 There were no borrowings under this agreement during the year ended November 30, 1997.

The Benchmark Funds
Money Market Portfolios
-------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Unitholders and Trustees of
The Benchmark Funds
Money Market Portfolios

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Diversified Assets, Government, Government Select and Tax-Exempt Portfolios, comprising the Money Market Portfolios of The Benchmark Funds, as of November 30, 1997, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of the investments owned at November 30, 1997 by physical examination of the securities held by the custodian and by correspondence with central depositories and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Diversified Assets, Government, Government Select and Tax-Exempt Portfolios, comprising the Money Market Portfolios of The Benchmark Funds, at November 30, 1997, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended and financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
January 16, 1998

THE BENCHMARK FUNDS

Investment Adviser, Transfer Agent and
Custodian

The Northern Trust Company
50 S. LaSalle Street
Chicago, IL 60675

Administrator and Distributor

Goldman, Sachs & Co.
4900 Sears Tower
Chicago, IL 60606

Trustees

William H. Springer, Chairman
Richard Gordon Cline
Edward J. Condon, Jr.
John W. English
Sandra Polk Guthman
Frederick T. Kelsey
Richard P. Strubel

Officers

Frank Polefrone, President
James Fitzpatrick, Vice President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Deborah Farrell, Assistant Secretary
Steven Hartstein, Assistant Secretary
Howard B. Surloff, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary

Independent Auditors

Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Legal Counsel

Drinker Biddle & Reath LLP
1345 Chestnut Street
Philadelphia, PA 19107

 This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Prospectus which contains facts concerning the objectives and policies, management expenses and other information.

The
Benchmark Funds

Fixed Income
and
Equity
Portfolios


                                           Annual Report
                                       November 30, 1997

The Benchmark Funds
Fixed Income and Equity Portfolios

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Management's Discussion of Portfolio Performance...........................   2
Voting Results of Special Meeting of Unitholders...........................  20
Fixed Income Portfolios
  Statements of Investments
    Bond Portfolio.........................................................  21
    Intermediate Bond Portfolio............................................  23
    International Bond Portfolio...........................................  24
    Short-Intermediate Bond Portfolio......................................  25
    U.S. Government Securities Portfolio...................................  27
    U.S. Treasury Index Portfolio..........................................  28
  Statements of Assets and Liabilities.....................................  29
  Statements of Operations.................................................  30
  Statements of Changes in Net Assets......................................  31
  Financial Highlights.....................................................  33
Equity Portfolios
  Statements of Investments
    Balanced Portfolio.....................................................  39
    Diversified Growth Portfolio...........................................  41
    Equity Index Portfolio.................................................  43
    Focused Growth Portfolio...............................................  49
    International Equity Index Portfolio...................................  51
    International Growth Portfolio.........................................  62
    Small Company Index Portfolio..........................................  64
  Statements of Assets and Liabilities.....................................  84
  Statements of Operations.................................................  85
  Statements of Changes in Net Assets......................................  86
  Financial Highlights.....................................................  88
Notes to the Financial Statements..........................................  95
Report of Independent Auditors............................................. 101

--------------------------------------------------------------------------------

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE
BENCHMARK BOND PORTFOLIO

  Overall, interest rates changed only marginally during the fiscal year, even though the first half of the year witnessed a meaningful rise in rates, and the second half saw an equally meaningful decline. Similarly, non-Treasury spreads generally tightened early in the year while reversing course later. Both patterns--but the interest rate move in particular--reflected the conflicting signals given by cyclical versus secular economic forces. An economy growing faster than what many consider trend growth, and the inflation and Federal Reserve tightening fears it engendered, captured investors' attention early and resulted in increasing rates. Positive secular developments and the resulting declines in actual measured inflation and the fiscal deficit, among other positive trends, eventually eased cyclical fears and pushed rates down. The turmoil in Southeast Asia late in the period added to the positive backdrop. In reality, this disturbance can be viewed as an effect of the secular developments as opposed to a cause of the market rally.
  For the year, the flattening of the yield curve, the outperformance of the mortgage sector and disparate sector performance in a generally flat corporate sector drove the fixed-income market's relative performance. The Portfolio posted solid relative returns primarily on good securities and sector selection decisions.
  As we begin the new fiscal year, the Portfolio is positioned with moderately greater interest rate sensitivity than its benchmark, and it is overweighted in non-Treasury sectors. A calendar-year-end widening in asset-backed security spreads has led to increased exposure in that sector. The Portfolio continues to maintain a high quality profile.

MARK J. WIRTH
Portfolio Manager
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN BENCHMARK BOND PORTFOLIO
            VS. THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX

                             [CHART APPEARS HERE]

Class A Units

        Bond Portfolio Lehman Brother
-------------------------------------
 1/11/93       $10,000        $10,000
-------------------------------------
11/30/93       $11,060        $11,052
-------------------------------------
11/30/94       $10,613        $10,641
-------------------------------------
11/30/95       $12,900        $12,587
-------------------------------------
11/30/96       $13,619        $13,291
-------------------------------------
11/30/97       $14,732        $14,275
-------------------------------------

Past performance is not predictive of future performance.

                             [CHART APPEARS HERE]


                                                                         Lehman Brothers
 Average Annual Total Returns                                              Government/
      For Periods Ended                    Class A                          Corporate
      November 30, 1997:                    Units                          Bond Index
One Year:                                   8.17%                             7.41%
----------------------------------------------------------------------------------------
Since Commencement on 1/11/93:              8.24%                             7.55%

Class C Units


        Bond Portfolio Lehman Brother
-------------------------------------
  7/3/95       $10,000        $10,000
-------------------------------------
11/30/95       $10,608        $10,499
-------------------------------------
11/30/96       $11,174        $11,086
-------------------------------------
11/30/97       $12,054        $11,907
-------------------------------------

Past performance is not predictive of future performance.

                                                                         Lehman Brothers
 Average Annual Total Returns                                              Government/
       For Periods Ended                   Class C                          Corporate
      November 30, 1997:                    Units                          Bond Index
 One Year:                                  7.88%                             7.41%
----------------------------------------------------------------------------------------
 Since Commencement on 7/3/95:              8.05%                             7.49%

--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN BENCHMARK BOND PORTFOLIO
            VS. THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX

                             [CHART APPEARS HERE]

Class D Units

           Bond Portfolio  Lehman Brothers
------------------------------------------
 9/14/94           $10,000         $10,000
------------------------------------------
11/30/94           $ 9,906          $9,891
------------------------------------------
11/30/95           $11,992         $11,700
------------------------------------------
11/30/96           $12,612         $12,354
------------------------------------------
11/30/97           $13,588         $13,269

Past performance is not predictive of future performance.


                                                                         Lehman Brothers
 Average Annual Total Returns                                              Government/
      For Periods Ended                    Class D                          Corporate
      November 30, 1997:                    Units                          Bond Index
One Year:                                   7.74%                             7.41%
----------------------------------------------------------------------------------------
Since Commencement on 9/14/94:             10.01%                             9.20%

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE

BENCHMARK INTERMEDIATE BOND PORTFOLIO

Despite the continuing crisis in Southeast Asia, U.S. stock prices firmed during November 1997 as foreign countries' restructuring plans and International Monetary Fund aid came into focus. While this support did not flow as strongly into the corporate and mortgage bond market, it at least halted the underperformance that these sectors experienced in October 1997. This movement caused U.S. corporate bonds to end the year virtually unchanged relative to Treasury bonds. On the other hand, mortgage-backed securities performed strongly based on a year-long decline in volatility.
  The Intermediate Bond Portfolio commenced operations on August 1, 1997, with initial investments in Treasury securities and some select positions in corporate, mortgage and asset-backed securities. Given the recent lag in spread sector prices, the Portfolio did experience some modest underperformance due to its overweighting in corporate and mortgage bonds. Based on current interest rate and spread levels, these markets look more attractive, and we expect to hold these positions going forward.

STEVE SCHAFER
Portfolio Manager

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN BENCHMARK INTERMEDIATE
        BOND PORTFOLIO VS. THE LEHMAN BROTHERS INTERM. GOV'T/CORP INDEX

                             [CHART APPEARS HERE]

                           Class A Units
               -----------------------------------------
                Intermediate     Lehman Brothers Interm.
               Bond Portfolio       Gov't/Corp. Index
               --------------    -----------------------
  8/1/97          $10,000                $10,000
11/30/97          $10,117                $10,200

Past performance is not predictive of future performance.

Average Annual Total Return**                                                    Lehm. Int.
      For Period  Ended                      Class A                             Govt/Corp
     November 30, 1997:                       Units                                Index
Since Commencement on 8/1/97:                 1.17%                                2.00%

**Average Annual Total Return is not annualized for periods less than one year.

--------------------------------------------------------------------------------
Benchmark International Bond Portfolio

The fiscal year's global financial environment was marked by certain events that had negative implications for the Portfolio's performance. First, there was a material increase in the price of longer-dated, high-quality bonds, primarily due to improved inflation and weaker-than-expected global growth. The Asian financial crisis further benefited bonds, as next year's growth and inflation expectations were revised lower. Second, the dollar appreciated sharply against major currencies due to strong domestic fundamentals and the global flight to quality/liquidity. The greenback gained more than 10% versus both the yen and the Deutschemark. The notable exception to the trend was the British pound, which was virtually unchanged versus the dollar.
  Given the Portfolio's international status, the majority of its market exposure was to both foreign bonds and currencies. As such, the past year's environment was by no means ideal. Although participants benefited from a rise in bond prices, the dollar's sharp appreciation more than offset these gains for U.S.-based investors. Of some consolation was the Portfolio's outperformance versus its benchmark, which was largely due to an underweighted position in Japan and an overweighted position in the United Kingdom.
  As the new fiscal year begins, we retain the Portfolio's interest rate posture, given our constructive outlook for global inflation and generally attractive real yields. We also maintain a strong bias toward very high-quality issuers. Because the Portfolio is invested in non-U.S. bonds and currencies, returns continue to be strongly influenced by the direction of the dollar.

Michael Lannan
Portfolio Manager

                   COMPARISON OF CHANGE IN VALUE OF $10,000
                           INVESTMENT IN BENCHMARK
                       INTERNATIONAL BOND PORTFOLIO VS.
                     THE J.P. MORGAN NON-U.S. GOVERNMENT
                                  BOND INDEX

                             [CHART APPEARS HERE]

                                 Class A Units

       International Bond Portfolio    J.P. Morgan Non-U.S.Government Bond Index
--------------------------------------------------------------------------------
 3/25/94                    $10,000                                      $10,000
--------------------------------------------------------------------------------
11/30/94                    $10,403                                      $10,521
--------------------------------------------------------------------------------
11/30/95                    $12,296                                      $12,589
--------------------------------------------------------------------------------
11/30/96                    $13,461                                      $13,487
--------------------------------------------------------------------------------
11/30/97                    $13,055                                      $13,022
--------------------------------------------------------------------------------

           Past performance is not predictive of future performance.


                                                                J.P. Morgan
Average Annual Total Returns                                     Non-U.S.
     For Periods Ended                Class A                   Government
     November 30, 1997:                Units                    Bond Index
--------------------------------------------------------------------------------
One Year:                              -3.02%                     -3.45%
--------------------------------------------------------------------------------
Since Commencement on 3/28/94:          7.51%                      7.43%
--------------------------------------------------------------------------------


                             [CHART APPEARS HERE]

                                 Class D Units

       International Bond Portfolio    J.P. Morgan Non-U.S.Government Bond Index
--------------------------------------------------------------------------------
11/20/95                    $10,000                                      $10,000
--------------------------------------------------------------------------------
11/30/95                    $ 9,970                                      $ 9,912
--------------------------------------------------------------------------------
11/30/96                    $10,872                                      $10,619
--------------------------------------------------------------------------------
11/30/97                    $10,504                                      $10,253
--------------------------------------------------------------------------------

           Past performance is not predictive of future performance.

                                                                J.P. Morgan
Average Annual Total Returns                                     Non-U.S.
     For Periods Ended                Class D                   Government
     November 30, 1997:                Units                    Bond Index
--------------------------------------------------------------------------------
One Year:                              -3.38%                     -3.45%
--------------------------------------------------------------------------------
Since Commencement on 11/20/95:         2.45%                      1.24%
--------------------------------------------------------------------------------

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance

Benchmark Short-Intermediate Bond Portfolio

Overall, interest rates changed only marginally during the fiscal year, even though the first half of the year witnessed a meaningful rise in rates, and the second half saw an equally meaningful decline. Similarly, non-Treasury spreads generally tightened early in the year while reversing course later. Both patterns--but the interest rate move in particular--reflected the conflicting signals given by cyclical versus secular economic forces. An economy growing faster than what many consider trend growth, and the inflation and Federal Reserve tightening fears it engendered, captured investors' attention early and resulted in increasing rates. Positive secular developments and the resulting declines in actual measured inflation and the fiscal deficit, among other positive trends, eventually eased cyclical fears and pushed rates down. The turmoil in Southeast Asia late in the period added to the positive backdrop. In reality, this disturbance can be viewed as an effect of the secular developments as opposed to a cause of the market rally.
  For the year, the flattening of the yield curve, the outperformance of the mortgage sector and disparate sector performance in a generally flat corporate sector drove the fixed-income market's relative performance. The Portfolio outperformed its benchmark before fees, though it slightly trailed on an after-fee basis. With little net change in interest rates or spreads, the Portfolio relied on a yield advantage from overweighting non-Treasury sectors to outpace its benchmark.
  As we begin the new fiscal year, the Portfolio is positioned with moderately greater interest rate sensitivity than its benchmark, and it is overweighted in non-Treasury sectors. A calendar-year-end widening in asset backed security spreads has led to increased exposure in that sector. The Portfolio continues to maintain a high quality profile.

Mark J. Wirth
Portfolio Manager


                        COMPARISON OF CHANGE IN VALUE OF
                        $10,000 INVESTMENT IN BENCHMARK
            SHORT-INTERMEDIATE BOND PORTFOLIO VS. THE MERRILL LYNCH
                      1-5 CORPORATE/GOVERNMENT BOND INDEX

                             [CHART APPEARS HERE]

                                Class A Units

     Short-Intermediate Bond Portfolio    Merrill Lynch 1-5 Corporate/Government
                                           Index
--------------------------------------------------------------------------------
 1/11/93                       $10,000                                   $10,000
--------------------------------------------------------------------------------
11/30/93                       $10,590                                   $10,641
--------------------------------------------------------------------------------
11/30/94                       $10,679                                   $10,596
--------------------------------------------------------------------------------
11/30/95                       $11,916                                   $11,893
--------------------------------------------------------------------------------
11/30/96                       $12,592                                   $12,582
--------------------------------------------------------------------------------
11/30/97                       $13,341                                   $13,348
--------------------------------------------------------------------------------

           Past performance is not predictive of future performance.

                                                          Merrill Lynch
         Average Annual Total                             1-5 Corporate/
      Returns For Periods Ended          Class A            Government
          November 30, 1997:              Units             Bond Index
--------------------------------------------------------------------------------
One Year:                                 5.95%                6.09%
--------------------------------------------------------------------------------
Since Commencement on 1/11/93:            6.07%                6.08%
--------------------------------------------------------------------------------


                             [CHART APPEARS HERE]

                                 Class D Units

     Short-Intermediate Bond Portfolio    Merrill Lynch 1-5 Corporate/Government
                                           Index
--------------------------------------------------------------------------------
 9/14/94                       $10,000                                   $10,000
--------------------------------------------------------------------------------
11/30/94                       $ 9,970                                   $ 9,928
--------------------------------------------------------------------------------
11/30/95                       $11,076                                   $11,143
--------------------------------------------------------------------------------
11/30/96                       $11,654                                   $11,788
--------------------------------------------------------------------------------
11/30/97                       $12,300                                   $12,507
--------------------------------------------------------------------------------

          Past performance is not predictive of future performance.

                                                          Merrill Lynch
         Average Annual Total                             1-5 Corporate/
      Returns For Periods Ended          Class D            Government
          November 30, 1997:              Units             Bond Index
--------------------------------------------------------------------------------
One Year:                                 5.54%                6.09%
--------------------------------------------------------------------------------
Since Commencement on 9/14/94:            6.65%                7.21%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Benchmark U.S. Government Securities Portfolio

  With the crisis in Southeast Asia continuing to spread during the final months of fiscal 1997, the U.S. bond market remained a primary recipient of investment capital. This demand allowed yields on short-term government bonds to return to near their lows of the past fiscal year. Throughout the year, bond yields increased by as much as 1.0% on fears that strong economic growth would cause the Federal Reserve to tighten monetary policy.

  However, moderately slower domestic growth coupled with investors' fears of a world-wide financial meltdown caused the markets to re-evaluate the situation. As foreign countries' restructuring plans and International Monetary Fund aid came into focus, the need for any Federal Reserve action was delayed, and currently no action is priced into the bond market over the next year. Five-year government interest rates closed the fiscal year nearly unchanged in yield, though they did trade within a range of 1.25% over the 12-month period.

  On an absolute basis, this range-bound move in rates caused the return on government-bond funds to consist primarily of interest income. In this environment, maintaining additional portfolio yield in the form of callable agencies or mortgage-backed securities was a rewarding strategy. Thus, our modest overweight to mortgage-backed securities was a source of incremental positive performance. The Portfolio's performance moved in step with its benchmark, as the generous "real yields" currently available in the bond market have kept us fully invested in bonds.

Steve Schafer
Portfolio Manager

                        COMPARISON OF CHANGE IN VALUE OF
  $10,000 INVESTMENT IN BENCHMARK U.S. GOVERNMENT SECURITIES PORTFOLIO VS. THE
                       MERRILL LYNCH 1-5 GOVERNMENT INDEX

                             [CHART APPEARS HERE]

                           Class A Units
             -----------------------------------------
               U.S. Government       Merrill Lynch 1-5
             Securities Portfolio    Government Index
             --------------------    -----------------
  4/5/93           $10,000                $10,000
11/30/93           $10,300                $10,346
11/30/94           $10,241                $10,295
11/30/95           $11,386                $11,538
11/30/96           $11,972                $12,192
11/30/97           $12,682                $12,929

Past performance is not predictive of future performance.

 Average Annual Total Returns                                               Merrill Lynch
       For Periods Ended                    Class A                         1-5 Government
      November 30, 1997:                     Units                              Index
 One Year:                                   5.93%                              6.04%
------------------------------------------------------------------------------------------
 Since Commencement on 4/5/93:               5.23%                              5.67%

                             [CHART APPEARS HERE]

                           Class C Units
             -----------------------------------------
               U.S. Government       Merrill Lynch 1-5
             Securities Portfolio    Government Index
             --------------------    -----------------
12/29/95           $10,000                $10,000
11/30/96           $10,405                $10,476
11/30/97           $10,995                $11,109

Past performance is not predictive of future performance.


 Average Annual Total Returns                                             Merrill Lynch
       For Periods Ended                    Class C                       1-5 Government
      November 30, 1997:                     Units                            Index
One Year:                                    5.67%                            6.04%
----------------------------------------------------------------------------------------
Since Commencement on 12/29/95:              5.05%                            5.62%


The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance

Benchmark U.S. Government Securities Portfolio--Continued

                        COMPARISON OF CHANGE IN VALUE OF
  $10,000 INVESTMENT IN BENCHMARK U.S. GOVERNMENT SECURITIES PORTFOLIO VS. THE
                       MERRILL LYNCH 1-5 GOVERNMENT INDEX

                             [CHART APPEARS HERE]

                           Class D Units
             -----------------------------------------
               U.S. Government       Merrill Lynch 1-5
             Securities Portfolio    Government Index
             --------------------    -----------------
 9/15/94           $10,000                $10,000
11/30/94           $ 9,910                $ 9,913
11/30/95           $10,966                $11,110
11/30/96           $11,490                $11,740
11/30/97           $12,123                $12,450

Past performance is not predictive of future performance.

 Average Annual Total Returns                                               Merrill Lynch
      For Periods Ended                     Class D                         1-5 Government
      November 30, 1997:                     Units                              Index
One Year:                                    5.52%                              6.04%
------------------------------------------------------------------------------------------
Since Commencement on 9/15/94:               6.18%                              7.07%

--------------------------------------------------------------------------------
BENCHMARK U.S. TREASURY INDEX PORTFOLIO

During the fiscal year ended November 30, 1997, Treasury rates changed only marginally, rising in the first part of the year and falling in the latter part. Two forces counteracted each other: A fast growing economy created fears of a Federal Reserve tightening, while declines in actual measured inflation and the secular deficit pushed rates lower. The yield curve flattened during the year.
  As it seeks to do, the Benchmark U.S. Treasury Index Portfolio performed in line with the Lehman Treasury Index. We will continue to pursue a passive investment strategy by investing in securities that represent the Index. These efforts seek to provide returns that closely track the returns of the Index.

RICHARD STECK
Portfolio Manager

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN BENCHMARK U.S. TREASURY
          INDEX PORTFOLIO VS. THE LEHMAN BROTHERS TREASURY BOND INDEX

                             [CHART APPEARS HERE]

                         Class A Units
             --------------------------------------
              U.S. Treasury       Lehman Brothers
             Index Portfolio    Treasury Bond Index
             ---------------    -------------------
 1/11/93         $10,000              $10,000
11/30/93         $10,994              $11,019
11/30/94         $10,576              $10,625
11/30/95         $12,369              $12,473
11/30/96         $13,000              $13,127
11/30/97         $13,967              $14,088

Past performance is not predictive of future performance.

     Average Annual Total                                                Lehman Brothers
  Returns For Periods Ended                Class A                        U.S. Treasury
      November 30, 1997:                    Units                          Bond Index
One Year:                                   7.44%                             7.32%
----------------------------------------------------------------------------------------
Since Commencement on 1/11/93:              7.07%                             7.26%

                             [CHART APPEARS HERE]

                         Class D Units
             --------------------------------------
              U.S. Treasury       Lehman Brothers
             Index Portfolio    Treasury Bond Index
             ---------------    -------------------
11/16/94         $10,000              $10,000
11/30/94         $10,037              $10,069
11/30/95         $11,687              $11,821
11/30/96         $12,239              $12,441
11/30/97         $13,099              $13,352

Past performance is not predictive of future performance.

     Average Annual Total                                                 Lehman Brothers
   Returns For Periods Ended                Class D                        U.S. Treasury
      November 30, 1997:                     Units                          Bond Index
One Year:                                    7.03%                             7.32%
-----------------------------------------------------------------------------------------
Since Commencement on 11/16/94:              9.28%                             9.97%

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance

Benchmark Balanced Portfolio

The performance of the Benchmark Balanced Portfolio closely paralleled that of its composite index for the fiscal year ending November 30, 1997. This was due primarily to our positive stance on equities during the year as well as the strong relative performance of both the equity and bond components of the Portfolio.
  During the first half of the fiscal year, the emphasis within the Portfolio's equity component remained on large-capitalization, multi-national issues. These stocks were among the market leaders. But, as the market broadened mid year, we expanded our equity reach to include several smaller- to mid-sized growth issues that exhibited strong earnings growth potential. We continue to focus on these stocks while maintaining a relatively low risk profile in the entire equity portfolio.
  Bonds also contributed to our relative performance improvement. Throughout the year, our slightly longer duration and our preference for corporate bonds proved to be a successful strategy. As we enter a new fiscal year, this is a strategy that we continue to implement.
  Overall, our enhanced risk control measures, with respect to asset allocation and equity and bond management, contributed positively to performance over the past 12 months. As the markets continue to exhibit unprecedented volatility and uncertainty, we feel our diligence in managing risk will serve us well, both on an absolute and relative basis.

JON BRORSON
Portfolio Manager

                   COMPARISON OF CHANGE IN VALUE OF $10,000
                       INVESTMENT IN BENCHMARK BALANCED
                     PORTFOLIO VS. THE S&P 500 COMPOSITE
                    STOCK PRICE INDEX, THE LEHMAN BROTHERS
                      INTERMEDIATE GOVERNMENT/CORPORATE
                      BOND INDEX AND THE COMPOSITE INDEX

                             [CHART APPEARS HERE]

                                Class A Units

                                    Lehman Brothers Intermediate       Composite
    Balanced Portfolio   S&P 500          Government Corp                Index
--------------------------------------------------------------------------------
   7/1/93      $10,000      $10,000            $10,000                   $10,000
--------------------------------------------------------------------------------
  11/30/93     $10,312      $10,372            $10,195                   $10,290
--------------------------------------------------------------------------------
  11/30/94     $ 9,821      $10,485            $10,009                   $10,304
--------------------------------------------------------------------------------
  11/30/95     $11,807      $14,365            $11,462                   $12,981
--------------------------------------------------------------------------------
  11/30/96     $13,468      $18,369            $12,130                   $15,261
--------------------------------------------------------------------------------
  11/30/97     $15,797      $23,607            $12,897                   $18,052
--------------------------------------------------------------------------------

          Past performance is not predictive of future performance.


  Average Annual
  Total Returns
For Periods Ended           Class A      S&P 500       Lehman      Composite
November 30, 1997:           Units        Index       Brothers      Index*
-----------------------------------------------------------------------------
One Year:                   17.29%       28.52%        6.33%        18.29%
-----------------------------------------------------------------------------
Since Commencement
  on 7/1/93:                10.89%       21.44%        5.92%        14.29%
-----------------------------------------------------------------------------

                             [CHART APPEARS HERE]


                                 Class C Units

    Balanced Portfolio      S&P 500    Composite Index           Lehman Brothers
--------------------------------------------------------------------------------
 1/2/96        $10,000      $10,000            $10,000                   $10,000
--------------------------------------------------------------------------------
11/30/96       $11,272      $12,546            $11,582                   $10,473
--------------------------------------------------------------------------------
11/30/97       $13,188      $16,124            $13,701                   $11,135
--------------------------------------------------------------------------------


           Past performance is not predictive of future performance.

  Average Annual
  Total Returns
For Periods Ended           Class C      S&P 500       Lehman      Composite
November 30, 1997:           Units        Index       Brothers      Index*
-----------------------------------------------------------------------------
One Year:                   17.00%       28.52%        6.33%        18.29%
-----------------------------------------------------------------------------
Since Commencement
  on 12/29/95:              15.47%       28.33%        5.77%        17.87%
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   COMPARISON OF CHANGE IN VALUE OF $10,000
                       INVESTMENT IN BENCHMARK BALANCED
                     PORTFOLIO VS. THE S&P 500 COMPOSITE
                    STOCK PRICE INDEX, THE LEHMAN BROTHERS
                      INTERMEDIATE GOVERNMENT/CORPORATE
                      BOND INDEX AND THE COMPOSITE INDEX

                             [CHART APPEARS HERE]



        Balanced Portfolio      Lehman Brothers      S&P 500     Composite Index
--------------------------------------------------------------------------------
 2/20/96           $10,000              $10,000      $10,000             $10,000
--------------------------------------------------------------------------------
11/30/96           $11,055              $10,455      $12,026             $11,227
--------------------------------------------------------------------------------
11/30/97           $12,914              $11,116      $15,456             $13,281
--------------------------------------------------------------------------------

           Past performance is not predictive of future performance.

   Average Annual
   Total Returns
 For Periods Ended    Class D    S&P 500     Lehman      Composite
November 30, 1997:     Units      Index     Brothers       Index*
-------------------------------------------------------------------
One Year:              16.82%     28.52%     6.33%        18.29%
-------------------------------------------------------------------
Since Commencement
  on 2/20/96:          15.47%     27.74%     6.13%        17.30%
-------------------------------------------------------------------
*The Composite Index consists of 55%, 40% and 5% of the S&P 500, The Lehman Brothers Intermediate Government/Corporate Bond Index and 91-Day Treasury Bills, respectively.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE

BENCHMARK DIVERSIFIED GROWTH PORTFOLIO

The fiscal-year performance of the Benchmark Diversified Growth Portfolio was very strong relative to other mutual funds in its peer group. The Portfolio's performance lagged that of the broader market index for the period.

  Earlier in the year, we favored large-capitalization issues, which clearly were the market leaders. Investors seemed to disregard the high absolute and relative premiums that were being paid for many of these issues, and they forced prices up accordingly. Later, though, we began to slowly move away from these issues. In their place we selectively added several more mid-sized growth issues that the market had largely ignored to that point. The Portfolio still has exposure to many large-cap stocks, but it's now tilted toward domestically oriented mid-sized growth companies, which we feel are attractively priced on a relative valuation basis.

  Throughout the past year, we have been diligent in evaluating the individual and portfolio risks associated with every investment we make. The performance improvements we have made are due in part to this enhancement to our management process. As the markets continue to exhibit unprecedented volatility and uncertainty, we feel our diligence in managing risk will serve us well, both on an absolute and relative basis.

JON BRORSON
Portfolio Manager

  COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN BENCHMARK DIVERSIFIED
          GROWTH PORTFOLIO VS. THE S&P 500 COMPOSITE STOCK PRICE INDEX

                             [CHART APPEARS HERE]

                    Class A Units
             ---------------------------
                Diversified      S&P 500
             Growth Portfolio     Index
             ----------------    -------
 1/11/93         $10,000         $10,000
11/30/93         $10,738         $11,041
11/30/94         $ 9,988         $11,161
11/30/95         $12,441         $15,291
11/30/96         $15,032         $19,554
11/30/97         $19,100         $25,130

Past performance is not predictive of future performance.

     Average Annual Total
  Returns For Periods Ended                    Class A                               S&P 500
      November 30, 1997:                        Units                                 Index
One Year:                                      27.06%                                28.52%
--------------------------------------------------------------------------------------------
Since Commencement on 1/11/93:                 14.15%                                20.73%

                             [CHART APPEARS HERE]

                    Class D Units
             ---------------------------
                Diversified      S&P 500
             Growth Portfolio     Index
             ----------------    -------
 9/14/94         $10,000         $10,000
11/30/94         $ 9,486         $ 9,738
11/30/95         $11,781         $13,341
11/30/96         $14,183         $17,060
11/30/97         $17,956         $21,925

Past performance is not predictive of future performance.

     Average Annual Total
  Returns For Periods Ended                    Class D                               S&P 500
      November 30, 1997:                        Units                                 Index
One Year:                                      26.60%                                28.52%
--------------------------------------------------------------------------------------------
Since Commencement on 9/14/94:                 19.98%                                27.67%

--------------------------------------------------------------------------------

BENCHMARK EQUITY INDEX PORTFOLIO

Performance from retail, capital goods and financial stocks had the greatest impact on the total return of the S&P 500 Index for the fiscal year ended November 30, 1997. The Index returned 28.52% for the period, outpacing small-capitalization stocks, as measured by the Russell 2000 Index, by more than 5.3 percentage points.

  There were 30 additions and deletions to the Index during the 1997 fiscal year. Some of the more notable changes included: the addition of State Street following the completion of the merger between Nynex and Bell Atlantic; the addition of Charles Schwab, which replaced Morgan Stanley; and the addition of Health South Corp. in place of Boatman's Bancshares, which was acquired by NationsBank.

  The Fund's slight underperformance relative to the S&P 500 Index was due primarily to expenses.

  Going forward, we will continue to follow a passive strategy seeking to provide returns that closely track those of the S&P 500 Index.

SUSAN FRENCH
Portfolio Manager

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN BENCHMARK EQUITY INDEX
             PORTFOLIO VS. THE S&P 500 COMPOSITE STOCK PRICE INDEX

                             [CHART APPEARS HERE]

                    Class A Units
              --------------------------
                   Equity        S&P 500
              Index Portfolio     Index
              ---------------    -------
 1/11/93          $10,000        $10,000
11/30/93          $11,088        $11,041
11/30/94          $11,104        $11,161
11/30/95          $15,168        $15,291
11/30/96          $19,344        $19,554
11/30/97          $24,747        $25,130

Past performance is not predictive of future performance.


     Average Annual Total
  Returns For Periods Ended                    Class A                               S&P 500
      November 30, 1997:                        Units                                 Index
One Year:                                      27.93%                                28.52%
--------------------------------------------------------------------------------------------
Since Commencement on 1/11/93:                 20.36%                                20.73%

                             [CHART APPEARS HERE]

                    Class C Units
              --------------------------
                   Equity        S&P 500
              Index Portfolio     Index
              ---------------    -------
 9/28/95          $10,000        $10,000
11/30/95          $10,394        $10,402
11/30/96          $13,225        $13,302
11/30/97          $16,881        $17,095

Past performance is not predictive of future performance.

     Average Annual Total
  Returns For Periods Ended                    Class C                               S&P 500
      November 30, 1997:                        Units                                 Index
One Year:                                      27.64%                                28.52%
--------------------------------------------------------------------------------------------
Since Commencement on 9/28/95:                 27.21%                                28.03%

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE
BENCHMARK EQUITY INDEX PORTFOLIO--CONTINUED

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN BENCHMARK EQUITY INDEX
             PORTFOLIO VS. THE S&P 500 COMPOSITE STOCK PRICE INDEX

                             [CHART APPEARS HERE]

                    Class D Units
              --------------------------
                   Equity
              Index Portfolio    S&P 500
              ---------------    -------
 9/14/94          $10,000        $10,000
11/30/94          $ 9,732        $ 9,738
11/30/95          $13,255        $13,341
11/30/96          $16,860        $17,060
11/30/97          $21,488        $21,925

Past performance is not predictive of future performance.

     Average Annual Total
  Returns For Periods Ended                    Class D                               S&P 500
      November 30, 1997:                        Units                                 Index
--------------------------------------------------------------------------------------------
One Year:                                      27.45%                                28.52%
--------------------------------------------------------------------------------------------
Since Commencement on 9/14/94:                 26.87%                                27.67%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Benchmark Focused Growth Portfolio

Most large-capitalization domestic equity indexes registered strong fiscal-year gains. Surpassing the performance of the S&P 500 Index once again proved to be a difficult task for most money managers. While the Focused Growth Portfolio did fall short of the S&P 500 for the period, we are happy to report that we have made significant progress in the Portfolio's performance relative to its peer group, and we are confident this momentum can continue.
  Throughout the year, we focused our attention on companies with a high degree of earnings predictability. This is a theme that we believe will be even more important in 1998, as earnings growth may become scarce, and higher relative returns accrue to those companies that can deliver on their earnings forecasts.
  In the first part of the fiscal year, companies with predictable earnings flow generally were large, multi-national firms, and the securities of these companies dominated the Portfolio. Recently, volatility in the international markets and earnings uncertainties for companies with foreign exposure have caused us to tilt the Portfolio toward domestic, mid-sized growth companies. On a relative valuation basis, we feel that many of these issues are attractively priced.
  Throughout the year, we were diligent in evaluating the individual and portfolio risks associated with every investment we made. The performance improvements we have experienced are due in part to this management enhancement. As the markets continue to exhibit unprecedented volatility and uncertainty, we feel our diligence in managing risk will serve us well, both on an absolute and relative basis.

Jon Brorson
Portfolio Manager

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN BENCHMARK FOCUSED GROWTH
               PORTFOLIO VS. S&P 500 COMPOSITE STOCK PRICE INDEX

                             [CHART APPEARS HERE]

                    Class A Units
              -------------------------
              Focused Growth
                 Portfolio      S&P 500
              --------------    -------
  7/1/93          $10,000       $10,000
11/30/93          $10,433       $10,372
11/30/94          $ 9,791       $10,485
11/30/95          $12,570       $14,365
11/30/96          $14,811       $18,369
11/30/97          $18,816       $23,607

Past performance is not predictive of future performance.

    Average Annual Total
  Returns For Periods Ended                    Class A                                 S&P 500
     November 30, 1997:                         Units                                   Index
One Year:                                      27.05%                                  28.52%
----------------------------------------------------------------------------------------------
Since Commencement on 7/1/93:                  15.37%                                  21.44%

                             [CHART APPEARS HERE]

                    Class C Units
              -------------------------
              Focused Growth
                 Portfolio      S&P 500
              --------------    -------
 6/14/96          $10,000       $10,000
11/30/96          $10,751       $11,481
11/30/97          $13,627       $14,756

Past performance is not predictive of future performance.

     Average Annual Total
  Returns For Periods Ended                    Class C                               S&P 500
      November 30, 1997:                        Units                                 Index
One Year:                                      26.75%                                28.52%
--------------------------------------------------------------------------------------------
Since Commencement on 6/14/96:                 23.56%                                30.40%

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance

Benchmark Focused Growth Portfolio--Continued

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN BENCHMARK FOCUSED GROWTH
               PORTFOLIO VS. S&P 500 COMPOSITE STOCK PRICE INDEX

                             [CHART APPEARS HERE]

                    Class D Units
              -------------------------
              Focused Growth
                 Portfolio      S&P 500
              --------------    -------
 12/8/94          $10,000       $10,000
11/30/95          $13,097       $13,767
11/30/96          $15,378       $17,605
11/30/97          $19,458       $22,626

Past performance is not predictive of future performance.

     Average Annual Total
  Returns For Periods Ended                    Class D                               S&P 500
      November 30, 1997:                        Units                                 Index
One Year:                                      26.52%                                28.52%
--------------------------------------------------------------------------------------------
Since Commencement on 12/8/94:                 25.02%                                31.51%

--------------------------------------------------------------------------------
Benchmark International Equity Index Portfolio

International stocks, as represented by the Europe Australia and Far East
(EAFE) Index, fell 0.40% for the 12 month period ended November 30, 1997, trailing the U.S. market, represented by the S&P 500 Index, by almost 30 percentage points. Both Japan and Hong Kong fell nearly 24% for the fiscal year, while most of the larger European markets posted gains. In the United Kingdom, for example, the market was up 22%. The German market posted a 20% gain, while France returned 9%.
  The Portfolio's performance surpassed that of the EAFE Index since commencing investment operations in April 1997. We will practice a passive investment strategy as we seek returns that approximate those of the international stock market in general and the EAFE Index in particular.

Andrew Buchner
Portfolio Manager

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN BENCHMARK INTERNATIONAL
  EQUITY INDEX PORTFOLIO VS. THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE,
                      AUSTRALIA, AND FAR EAST (EAFE) INDEX

                             [CHART APPEARS HERE]

                     Class A Units
              ----------------------------
              International
              Equity Index      EAFE Index
              -------------     ----------
  4/1/97         $10,000         $10,000
11/30/97         $10,545         $10,440

Past performance is not predictive of future performance.

 Average Annual Total
       Return**
   For Period Ended                          Class A                                         EAFE
  November 30, 1997:                          Units                                          Index
Commencement on 4/1/97:                       5.45%                                          4.40%
--------------------------------------------------------------------------------------------------

**Average Annual Total Return is not annualized for periods less than one year.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance

Benchmark International Growth Portfolio

In the first half of the fiscal year, falling interest rates, expectations for robust earnings, a strong dollar and firm liquidity inflows fueled a powerful global equity rally. By late summer, though, global financial markets appeared overvalued and serious problems emerged in Southeast Asia and in the Japanese financial system. As Thailand devalued its currency, a domino effect hit, with every country in Asia, except Hong Kong, devaluing its currency. The Portfolio had a diversified exposure to the Southeast Asian markets in modest proportions early in the year, but by August 1997 we had eliminated this exposure.
  By fall it had become apparent that the problems in Southeast Asia were spreading to northern Asia and other emerging markets. As a result, global equity markets experienced corrections, with emerging markets the hardest hit. The Portfolio was well prepared for this, as we had reduced the number of high volatility stocks and lowered the Portfolio's emerging-market exposure.
  Recently, the focus has returned to Japan, where additional negative economic news and a string of bankruptcies sent the market and the yen sharply lower. Until early fall, the Portfolio held a modest underweight in Japan, but by late October 1997 we further trimmed its exposure to the Japanese market and increased its weighing in Europe, where strong exposure to financial stocks has helped performance.
  This strategy helped the Portfolio outperform its benchmark index during the fiscal year. In addition, our focus on high-quality growth stocks and underweighted exposure to cyclical and commodity stocks helped increase the Portfolio's fiscal-year performance.

Robert La Fleur
Portfolio Manager

                   COMPARISON OF CHANGE IN VALUE OF $10,000
                            INVESTMENT IN BENCHMARK
                      INTERNATIONAL GROWTH PORTFOLIO VS.
                          THE MORGAN STANLEY CAPITAL
                     INTERNATIONAL EUROPE, AUSTRALIA, AND
                             FAR EAST (EAFE) INDEX

                             [CHART APPEARS HERE]

                    Class A Units
              -------------------------
              International
                 Growth         EAFE
                Portfolio       Index
              -------------    -------
 3/28/94         $10,000       $10,000
11/30/94         $10,211       $10,204
11/30/95         $ 9,974       $10,976
11/30/96         $10,967       $12,267
11/30/97         $11,429       $12,218

Past performance is not predictive of future performance.

     Average Annual Total
  Returns For Periods Ended                     Class A                                  EAFE
      November 30, 1997:                         Units                                  Index
----------------------------------------------------------------------------------------------
One Year:                                        4.21%                                  -0.40%
----------------------------------------------------------------------------------------------
Since Commencement on 3/28/94:                   3.69%                                   5.59%
----------------------------------------------------------------------------------------------

                             [CHART APPEARS HERE]

                    Class D Units
              -------------------------
              International
                 Growth         EAFE
                Portfolio       Index
              -------------    -------
11/16/94         $10,000       $10,000
11/30/94         $ 9,744       $ 9,823
11/30/95         $ 9,474       $10,567
11/30/96         $10,382       $11,809
11/30/97         $10,776       $11,762

Past performance is not predictive of future performance.

     Average Annual Total
   Returns For Periods Ended                    Class D                                EAFE
      November 30, 1997:                         Units                                Index
----------------------------------------------------------------------------------------------
One Year:                                        3.79%                                -0.40%
----------------------------------------------------------------------------------------------
Since Commencement on 11/16/94:                  2.49%                                 5.48%
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BENCHMARK SMALL COMPANY INDEX

Small-capitalization stocks, as represented by the Russell 2000 Index, posted a 23.24% return for the fiscal year ended November 30, 1997. The Russell 2000 underperformed relative to the S&P 500 Index, which returned 28.52% for the same period. The Portfolio is managed to closely track the performance of the Russell 2000 Index after adjusting for expenses.
  The Russell 2000 Index represents the smaller two-thirds of the 3,000 largest companies in the Russell 3000 Index. Companies leave the index as a result of mergers, acquisitions and other events following the annual index reconstitution in June. As of the end of November 1997, the Russell 2000 Index included 1,919 companies. The market capitalization of companies in the index ranged from $40 million to $2.5 billion, and the median company size was $463 million. The total market capitalization of the Russell 2000, after adjusting for cross holdings, was $765.6 billion at the end of November 1997.
  During the next 12 months we will continue to efficiently manage the portfolio to seek to provide small cap equity returns that closely track those of the Russell 2000 Index.

ROBERT H. BERGSON
Portfolio Manager
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN BENCHMARK SMALL COMPANY
                PORTFOLIO VS. THE RUSSELL 2000 SMALL STOCK INDEX

                             [CHART APPEARS HERE]

                    Class A Units
               -----------------------
                 Small         Russell
                Company         2000
               Portfolio        Index
               ---------       -------
 1/11/93        $10,000        $10,000
11/30/93        $11,409        $11,515
11/30/94        $11,233        $11,363
11/30/95        $14,352        $14,576
11/30/96        $16,642        $16,976
11/30/97        $20,480        $20,921

Past performance is not predictive of future performance.

     Average Annual Total
  Returns For Periods Ended                  Class A                           Russell 2000
      November 30, 1997:                      Units                               Index
One Year:                                    23.06%                               23.24%
-------------------------------------------------------------------------------------------
Since Commencement on 1/11/93:               15.79%                               16.29%

                    Class D Units
               -----------------------
                 Small         Russell
                Company         2000
               Portfolio        Index
               ---------       -------
 12/8/94        $10,000        $10,000
11/30/95        $13,162        $13,263
11/30/96        $15,295        $15,447
11/30/97        $18,764        $19,036

Past performance is not predictive of future performance.

     Average Annual Total
  Returns For Periods Ended                  Class D                           Russell 2000
      November 30, 1997:                      Units                               Index
One Year:                                    22.68%                               23.24%
-------------------------------------------------------------------------------------------
Since Commencement on 12/8/94:               23.51%                               24.11%

The Benchmark Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------
VOTING RESULTS OF SPECIAL MEETING OF UNITHOLDERS
At a Special Meeting of Unitholders of the Trust (the "Meeting") called on September 2, 1997 and reconvened on September 16, 1997, the following actions were taken:
 (1) The following individuals were elected to serve on the Board of Trustees by the unitholders of all Portfolios of the Trust voting together in the aggregate:

                                                                                   Number of
                                       Number of                                     Votes
Name of Trustee                        Votes For                                    Withheld
---------------------------------------------------------------------------------------------
Richard G. Cline                     4,342,632,239                                 76,704,013
Edward J. Condon                     4,342,191,351                                 77,144,902
John W. English                      4,342,191,351                                 77,144,902
James J. Gavin, Jr.                  4,328,946,859                                 90,389,394
Sandra P. Guthman                    4,342,187,348                                 77,148,905
Frederick T. Kelsey                  4,333,070,647                                 86,265,606
William H. Springer                  4,342,190,200                                 77,146,053
Richard P. Strubel                   4,342,191,351                                 77,144,902
---------------------------------------------------------------------------------------------

 (2) The approval of the selection of Ernst & Young LLP as the Trust's independent auditors for the fiscal year ending November 30, 1997 was ratified by all the unitholders of all Portfolios of the Trust voting together in the aggregate as follows:

                                      Votes
  Votes For                          Against                                             Abstained
---------------------------------------------------------------------------------------------------
4,355,519,334                        26,510                                              63,790,409
---------------------------------------------------------------------------------------------------

 (3) An Agreement and Plan of Reorganization pursuant to which each Portfolio will be reorganized as a series of a Delaware business trust also named The Benchmark Funds was approved by all Portfolios except the U.S. Government Securities Portfolio (voting separately on a Portfolio-by-Portfolio basis) as follows:

                                                           Votes
Portfolio                         Votes For               Against              Abstained
----------------------------------------------------------------------------------------
Bond                              14,013,294                    70                3,602
International Bond                 1,159,413                     0                    0
Short-Intermediate Bond            5,059,335                     0               56,763
U.S. Government Securities         1,717,204             2,274,396                    0
U.S. Treasury Index                  798,755                     0                    0
Balanced                           3,209,274                     0                    0
Diversified Growth                 7,642,977                     0                    0
Equity Index                      26,783,890                     0                    0
Focused Growth                     5,054,058                     0                    0
International Equity Index         1,576,255                     0              197,211
International Growth               8,340,115                 1,541                    0
Small Company Index                6,335,551                     0                    0
----------------------------------------------------------------------------------------

 (4)(a) A new fundamental investment policy regarding investments in other investment company securities was approved by each of the Portfolios (voting separately on a Portfolio-by-Portfolio basis) as follows:

                                         Votes
 Portfolio                  Votes For   Against  Abstained
----------------------------------------------------------
Bond                        14,013,412     3,553        1
International Bond           1,159,413         0        0
Short-Intermediate Bond      5,059,335         0   56,763
U.S. Government Securities   3,450,477   541,123        0
U.S. Treasury Index            798,755         0        0
Balanced                     3,209,274         0        0
Diversified Growth           7,642,977         0        0
Equity Index                22,998,787 3,785,102        0
Focused Growth               5,054,058         0        0
International Equity Index   1,576,255         0  197,211
International Growth         8,340,115     1,541        0
Small Company Index          6,335,551         0        0
----------------------------------------------------------

 (4)(b) A related amendment to the Trust's Declaration of Trust was approved by all the unitholders of all Portfolios of the Trust voting together in the aggregate as follows:

                                      Votes
Votes For                            Against                                           Abstained
-------------------------------------------------------------------------------------------------
4,221,718,223                      101,504,918                                         96,113,107
-------------------------------------------------------------------------------------------------

 (5) A new fundamental investment restriction for each diversified Portfolio concerning issuer diversification was approved by each of the Portfolios except the U.S. Government Securities Portfolio (voting separately on a Portfolio-by-Portfolio basis) as follows:

                                         Votes
Portfolio                   Votes For   Against  Abstained
----------------------------------------------------------
Bond                        14,013,364         0    3,602
Short-Intermediate Bond      5,059,335         0   56,763
U.S. Government Securities   1,647,185 2,344,415        0
U.S. Treasury Index            798,755         0        0
Balanced                     3,209,274         0        0
Diversified Growth           7,642,977         0        0
Equity Index                26,783,890         0        0
Focused Growth               5,054,058         0        0
International Equity Index   1,576,255         0  197,211
International Growth         8,340,115     1,541        0
Small Company Index          6,335,551         0        0
----------------------------------------------------------

(6) A new investment advisory agreement with Northern Trust and RCB Trust Company, which will allow the International Growth Portfolio to implement a "manager of managers" structure and enter into sub-advisory agreements in the future without further unitholder approval was approved by the unitholders of the International Growth Portfolio (voting together as a single class) as follows:

                                     Votes
Votes For                           Against                                                   Abstained
-------------------------------------------------------------------------------------------------------
8,341,656                             0                                                          0
-------------------------------------------------------------------------------------------------------

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1997
(All amounts in thousands)

           Description
------------------------------------------------
 Principal                  Maturity
  Amount     Rate             Date       Value
------------------------------------------------
                                 BOND PORTFOLIO
 ASSET-BACKED SECURITIES--3.8%
 AUTOMOTIVE--2.0%
           WFS Financial Owner Trust,
           Series 1997-A, Class A-3
 $ 10,000    6.500%       09/20/01      $ 10,063
                                        --------
 HOME EQUITY LOANS--1.8%
           IMC Excess Cashflow
           Securities Trust,
           Series 1997-A, Class A
    9,200    7.410        11/26/28         9,189
------------------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $19,197)                        $ 19,252
------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--12.0%
           American Southwest
           Financial Securities Corp.,
           Series 1996 FHA-1, Class A-
           1
 $  8,442    6.675%       12/25/01      $  8,485
           Countrywide Funding Corp.,
           Series 1993-1, Class A-4
   13,567    4.384        10/25/23        12,431
           Countrywide Mortgage Backed
           Securities Inc., Series
           1993-D, Class A-11
    6,047    5.796        01/25/09         5,263
           Delta Funding Corp.,
           Interest Only Stripped
           Security, Series 1991-1,
           Class A-4(/1/)
       --   18.000        01/01/06            38
           Donaldson, Lufkin &
           Jenrette
           Mortgage Acceptance Corp.,
           Adjustable Rate, Interest
           Only Stripped Security,
           Series 1995-QE9
       --   18.000        11/25/25           866
           Donaldson, Lufkin &
           Jenrette
           Mortgage Acceptance Corp.,
           Series 1994-Q8, Class 2-A1
    4,367    7.250        05/25/24         4,390
           PNC Mortgage Securities
           Corp.,
           Series 1996-PR1, Class
           A(/1/)
    9,593    8.151        04/28/27         9,889
           Residential Asset
           Securitization Trust
           Series 1997-A8, Class A-3
   12,331    7.000        10/25/27        12,362
           Residential Funding
           Mortgage Securities I,
           Inc., Principal Only
           Stripped Securities,
           Series 1997-S18, Class A-2
    9,986    18.853                        7,766
------------------------------------------------
 TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS (Cost $60,834)            $ 61,490
------------------------------------------------

           Description
--------------------------------------------------------
 Principal            Maturity
  Amount     Rate       Date     Value
--------------------------------------------------------
 CORPORATE AND FOREIGN GOVERNMENT
  BONDS--15.0%
 FINANCIAL--1.0%
           General Motors
           Acceptance Corp.
 $  4,285    8.875%   06/01/00  $  5,075
                                --------
 FOREIGN GOVERNMENT BOND--3.2%
           Quebec Province,
           Canada
           Medium Term Note
   15,450    7.220    07/22/36    16,315
                                --------
 INDUSTRIAL--3.0%
           Penney (J.C.) &
           Co., Inc.
   15,000    6.900    08/15/03    15,434
                                --------
 INSURANCE SERVICES--4.7%
           Anthem
           Insurance(/1/)
    6,000    9.000    04/01/27     6,655
           Lumberman's Mutual
           Casualty Co.
    2,000    9.150    07/01/26     2,285
    4,000    8.300    12/01/37     4,085
           Prudential
           Insurance Co.
   10,000    8.300    07/01/25    10,924
                                --------
                                  23,949
                                --------
 SANITARY SERVICES--3.1%
           WMX Technologies
   15,300    7.100    08/01/03    16,066
--------------------------------------------------------
 TOTAL CORPORATE AND FOREIGN
  GOVERNMENT BONDS (Cost
  $73,355)                      $ 76,839
--------------------------------------------------------
 U.S. GOVERNMENT AGENCIES--7.7%
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  7.7%
 FANNIE MAE REMIC TRUST--3.0%
           Series 1991-127,
           Class SA
 $    493   11.658%   09/25/98  $    509
           Series 1996-M4,
           Class A
    6,645    7.750    03/17/17     6,822
           Series 1990-3,
           Class 3-D
      256    8.500    07/25/18       256
           Series 1992-73,
           Class G
      256    7.500    04/25/21     7,574
                                --------
                                  15,161
                                --------
 FANNIE MAE REMIC TRUST
  INTEREST ONLY STRIPPED
 SECURITIES--1.0%
           Series 278, Class 2
       --    7.149    08/01/25     1,704
           Series 1997-20,
           Class IO
       --    9.347    03/25/27     3,387
                                --------
                                   5,091
                                --------

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1997
(All amounts in thousands, except shares)

           Description
----------------------------------------------------
 Principal
  Amount/             Maturity
  Shares     Rate       Date    Value
----------------------------------------------------
                           BOND PORTFOLIO--CONTINUED
 FANNIE MAE REMIC TRUST
  PRINCIPAL ONLY STRIPPED SECURITIES--
  3.7%
           Series 1993-161,
           Class B
 $  2,262    7.770%   10/25/18 $  2,206
           Series 1993-132,
           Class D
    1,947    8.315    10/25/22    1,180
           Series 1993-184,
           Class L
    7,585    6.013    09/25/23    5,386
           Series 1993-205,
           Class EA
    3,150    6.414    09/25/23    2,384
           Series 1994-9,
           Class G
    1,101    6.570    11/25/23    1,061
           Series 1996-14,
           Class PR
    8,892    6.281    01/25/24    6,618
                               --------
                                 18,835
                               --------
 MORTGAGE-BACKED SECURITIES--
  0.0%
 FREDDIE MAC--0.0%
 $      1    6.500%   06/01/04 $      1
----------------------------------------------------
 TOTAL U.S. GOVERNMENT AGEN-
  CIES
  (Cost $36,593)               $ 39,088
----------------------------------------------------
 U.S. GOVERNMENT OBLIGA-
  TIONS--50.3%
 U.S. TREASURY NOTES--17.1%
 $ 35,270    6.750%   05/31/99 $ 35,755
   24,895    6.875    08/31/99   25,334
    3,300    7.750    01/31/00    3,428
   21,075    7.500    02/15/05   23,028
                               --------
                                 87,545
                               --------
 U.S. TREASURY BONDS--33.2%
  108,355    6.625    07/31/01  111,064
   39,245    7.125    02/15/23   44,200
   15,000    6.000    02/15/26   14,763
                               --------
                                170,027
----------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLI-
  GATIONS
  (Cost $250,155)              $257,572
----------------------------------------------------
 PREFERRED STOCKS--3.8%
 AGENCY--2.9%
           Home Ownership
   15,000  Funding Corp.       $ 14,915
                               --------
 REAL ESTATE--0.9%
           Tier One
    4,600  Properties, Inc.       4,558
----------------------------------------------------
 TOTAL PREFERRED STOCKS
  (Cost $19,600)               $ 19,473
----------------------------------------------------

           Description
----------------------------------------
 Principal            Maturity
  Amount     Rate       Date     Value
----------------------------------------
 FLOATING RATE BANK NOTES--5.7%
           Lloyds Bank PLC
 $ 14,950    6.188%   12/15/97  $ 13,446
           Midland Bank PLC
    2,500    6.125    12/29/97     2,150
           National
           Westminster Bank
   15,300    6.000    02/27/98    13,541
----------------------------------------
 TOTAL FLOATING RATE BANK NOTES
  (Cost $28,172)                $ 29,137
----------------------------------------
 SHORT-TERM INVESTMENT--0.1%
           Banco Central
           Hispanoamericano,
           Grand Cayman
 $    659    5.750%   12/01/97  $    659
----------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $659)                   $    659
----------------------------------------
 TOTAL INVESTMENTS--98.4%
  (Cost $488,565)               $503,510
----------------------------------------
 Other assets, less
  liabilities--1.6%                8,159
----------------------------------------
 NET ASSETS--100.0%             $511,669
----------------------------------------
----------------------------------------

(/1/)At November 30, 1997, the Portfolio owned restricted securities valued at approximately $16,582 (3.2% of net assets), with an aggregate cost basis of $16,116. These securities may not be publicly sold without registration under the Securities Act of 1933 (the 1933 Act). The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in accordance with procedures established by the Trustees.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
-----------------------------------------------------
 Principal               Maturity
  Amount     Rate          Date      Value
-----------------------------------------------------
                          INTERMEDIATE BOND PORTFOLIO
 ASSET-BACKED SECURITIES--5.8%
 AUTOMOTIVE--4.2%
           Olympic Automobile
           Receivables Trust,
           Series 1996-D, Class A-
           4
 $  500      6.050%     08/15/02    $   500
 HOME EQUITY LOANS--1.6%
           IMC Excess Cashflow
           Securities Trust,
           Series 1997-A, Class A
    200      7.410      11/26/28        200
-----------------------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $699)                       $   700
-----------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--8.4%
           GE Capital Mortgage
           Services, Inc.,
           Series 1997-5, Class A-
           2
 $  500      7.500%     06/25/27    $   504
           Residential Asset
           Securitization Trust,
           Series 1997-A8, Class
           A-3
    500      7.000      10/25/27        501
-----------------------------------------------------
 TOTAL COLLATERALIZED MORTGAGE
  OBLIGATION
  (Cost $998)                       $ 1,005
-----------------------------------------------------
 CORPORATE BONDS--12.8%
 INDUSTRIAL--3.6%
           Penney (J.C.) & Co.,
           Inc.
 $  400      7.400%     04/01/37    $   428
                                    -------
 INSURANCES SERVICES--5.4%
           Lumberman's Mutual
           Casualty Co.
    100      9.150      07/01/26        114
    200      8.300      12/01/37        204
           Prudential Insurance
           Co.
    300      8.300      07/01/25        328
                                    -------
                                        646
                                    -------
 SANITARY SERVICES--3.8%
           WMX Technologies, Inc.
    440      7.100      08/01/03        462
-----------------------------------------------------
 TOTAL CORPORATE BONDS (Cost
  $1,528)                           $ 1,536
-----------------------------------------------------

           Description
---------------------------------------
 Principal            Maturity
  Amount     Rate       Date     Value
---------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--
  51.7%
 U.S. TREASURY NOTES--26.1%
 $1,300      6.750%   05/31/99  $ 1,318
  1,660      7.500    02/15/05    1,814
                                -------
                                  3,132
                                -------
 U.S. TREASURY BOND--25.6%
  3,000      6.625    07/31/01    3,075
---------------------------------------
 TOTAL U.S. GOVERNMENT
  OBLIGATIONS
  (Cost $6,195)                 $ 6,207
---------------------------------------
 FLOATING RATE BANK NOTES--
  10.8%
           Hong Kong and
           Shanghai Bank
 $  500      5.938%   01/16/98  $   395
           Lloyds Bank PLC
    500      6.188    12/15/97      450
           National
           Westminster Bank
    500      6.000    02/27/98      442
---------------------------------------
 TOTAL FLOATING RATE BANK NOTES
  (Cost $1,376)                 $ 1,287
---------------------------------------
 SHORT-TERM INVESTMENTS--9.1%
           Banco Central
           Hispanoamericano,
           Grand Cayman
 $  479      5.750%   12/01/97     $479
           Federal Home Loan
           Bank Discount Note
    610      5.500    12/01/97      610
---------------------------------------
 TOTAL SHORT-TERM INVESTMENTS
  (Cost $1,089)                 $ 1,089
---------------------------------------
 TOTAL INVESTMENTS--98.6%
  (Cost $11,885)                $11,824
---------------------------------------
 Other assets, less liabili-
  ties--1.4%                        173
---------------------------------------
 NET ASSETS--100.0%             $11,997
---------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1997
(All amounts in thousands)

                  Description
------------------------------------------------------
  Local Currency                Maturity
 Principal Amount Rate            Date      Value
------------------------------------------------------
                          INTERNATIONAL BOND PORTFOLIO
 DEBT OBLIGATIONS--96.0%
 AUSTRALIAN DOLLAR--3.0%
                  Commonwealth of
                  Australia
       980         10.000%     10/15/02    $   786
                                           -------
 BELGIAN FRANC--2.2%
                  Kingdom of Belgium
    18,275          7.500      07/29/08        574
                                           -------
 BRITISH POUND STERLING--17.3%
                  Abbey National PLC
       825          6.000      08/10/99      1,356
                  BAA PLC
       525          7.875      02/10/07        916
                  Lloyds Bank PLC
       800          7.375      03/11/04      1,365
                  Treasury of Great
                  Britain
       525          7.500      12/07/06        941
                                           -------
                                             4,578
                                           -------
 CANADIAN DOLLAR--5.3%
                  Province of Ontario
     1,050          7.250      09/27/05        799
                  Province of Quebec
       725         10.250      10/15/01        595
                                           -------
                                             1,394
                                           -------
 DANISH KRONE--6.5%
                  Kingdom of Denmark
    10,100          8.000      03/15/06      1,718
                                           -------
 FRENCH FRANC--4.6%
                  Electricite de France
     6,200          8.600      04/09/04      1,232
                                           -------
 GERMAN MARK--15.4%
                  Federal Republic of
                  Germany
     1,795          6.250      01/04/24      1,047
                  LKB Global Bond
     1,500          6.000      05/10/99        870
                  Republic of Austria
     1,670          8.000      01/30/02      1,049
                  Republic of Finland
     1,920          5.500      02/09/01      1,110
                                           -------
                                             4,076
                                           -------
 ITALIAN LIRA--10.0%
                  Republic of Italy
 4,000,000          8.500      04/01/04      2,655
                                           -------
 JAPANESE YEN--15.4%
                  Asian Development Bank
    90,000          5.000      02/05/03        831
                  European Bank for
                  Reconstruction
                  and Development
    95,000          5.875      11/26/99        823

                  Description
----------------------------------------------
  Local Currency             Maturity
 Principal Amount Rate         Date     Value
----------------------------------------------
                  International Bank
                  for Reconstruction
                  and Development
   100,000          4.500%   03/20/03  $   911
                  Japan Development
                  Bank
   160,000          6.500    09/20/01    1,511
                                       -------
                                         4,076
                                       -------
 NETHERLANDS GUILDER--5.5%
                  Kingdom of the
                  Netherlands
     2,615           8.500   03/15/01    1,460
                                       -------
 SPANISH PESETA--4.8%
                  Kingdom of Spain
   120,000          11.300   01/15/02      982
    35,000          10.000   02/28/05      295
                                       -------
                                         1,277
                                       -------
 SWEDISH KRONA--4.3%
                  Kingdom of Sweden
     7,400          10.250   05/05/03    1,144
                                       -------
 UNITED STATES DOLLAR--1.7%
                  U.S. Treasury Bond
       400           7.125   02/15/23      451
----------------------------------------------
 TOTAL DEBT OBLIGATIONS
  (Cost $25,640)                       $25,421
----------------------------------------------
 SHORT-TERM INVESTMENT--0.4%
 United States Dollar
                  Banco Central
                  Hispanoamericano,
                  Grand Cayman
 $     112          5.750%   12/01/97  $   112
----------------------------------------------
 TOTAL SHORT-TERM INVESTMENT (Cost
  $112)                                $   112
----------------------------------------------
 TOTAL INVESTMENTS--96.4%
  (Cost $25,752)                       $25,533
----------------------------------------------
 Other assets, less liabilities--3.6%      941
----------------------------------------------
 NET ASSETS--100.0%                    $26,474
----------------------------------------------
----------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
--------------------------------------------------------------
 Principal                 Maturity
  Amount     Rate            Date      Value
--------------------------------------------------------------
                       SHORT-INTERMEDIATE BOND PORTFOLIO
 ASSET-BACKED SECURITIES--15.8%
 AUTOMOTIVE--6.8%
           Olympic Automobile
           Receivables Trust  Series
           1995-D, Class A-3
 $   756     5.950%      11/15/99     $    757
            Series 1995-A, Class A
   1,569     7.875       07/15/01        1,590
            Series 1996-D, Class A-4
   4,075     6.050       08/15/02        4,073
           Olympic Automobile
           Receivables Trust,
           Interest Only Stripped
           Security
           Series 1995-D, Class I
     --     15.076       01/15/99          474
           Premier Auto Trust
           Series 1994-1, Class A-3
     377     4.750       02/02/00          376
           Western Financial
           Automobile Loan Trust
            Series 1994-4, Class A-1
     728     7.100       01/01/00          732
            Series 1997-A, Class A-3
   5,800     6.500       09/20/01        5,836
                                      --------
                                        13,838
                                      --------
 HOME EQUITY LOAN--1.6%
           Delta Funding Home Equity
           Loan Trust, Interest Only
           Stripped Security
           Series 1997-2, Class AIO
     --      5.657       06/25/27        3,169
                                      --------
 FINANCIAL--7.4%
           California Infrastructure
           PG&E,
           Series 1997-1, Class A-3
   7,250     6.150       06/25/02        7,249
           IMC Excess Cashflow
           Securities Trust,
           Series 1997-A, Class A
   4,000     7.410       11/26/28        3,995
           Southern Pacific Secured
           Asset Corp.
           Series 1997-2, Class AIO
  37,500     5.720       07/25/00        3,747
                                      --------
                                        14,991
--------------------------------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $33,452)                      $ 31,998
--------------------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--20.0%
           AAMES Mortgage Trust,
           Interest Only Stripped
           Security
           Series 1997-B, Class AIO
 $   --      5.835%      07/15/00     $  2,425

           Description
--------------------------------------------------------------
 Principal                 Maturity
  Amount     Rate            Date      Value
--------------------------------------------------------------
           Donaldson, Lufkin &
           Jenrette
           Mortgage Acceptance
           Corp.,
            Interest Only Stripped
           Security
            Series 1997-CF2, Class
           CP
 $   --      6.595%      11/15/04     $  6,434
            Series 1994-Q8, Class
           2A1
  1,878      7.250       05/25/24        1,888
           Financial Asset
           Securitization, Inc.,
           Series 1997-NAMC, Class
           FXA-3
   6,074     7.350       04/25/27        6,131
           GE Capital Mortgage
           Services, Inc.,
           Series 1994-15, Class A-
           16
   7,692     6.000       04/25/09        7,419
           PNC Mortgage Securities
           Corp.,
           Series 1996-PR1, Class A
   2,757     8.227       04/28/27        2,842
           Prudential Home Mortgage
           Securities Co.,
           Series 1994-1, Class A-3
   8,513     6.000       02/25/09        8,407
           Residential Asset
           Securitization Trust,
           Series 1997-A8, Class A3
   5,000      7.000      10/25/27        5,013
--------------------------------------------------------------
 TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS (Cost $40,719)          $ 40,559
--------------------------------------------------------------
 CORPORATE BONDS--8.0%
 BROKERAGE SERVICES--5.6%
           Donaldson, Lufkin &
           Jenrette, Inc.
           Medium Term Note
 $ 6,500     5.625%      02/15/16     $  6,371
           Salomon Brothers, Inc.
           Medium Term Notes
   3,000     5.500       01/31/98        2,996
   2,000     5.700       02/11/98        1,997
                                      --------
                                        11,364
                                      --------
 ELECTRICAL UTILITY--2.4%
           Tenaga Nasional Berhad
   4,800     7.200       04/29/07        4,787
--------------------------------------------------------------
 TOTAL CORPORATE BONDS (Cost $16,279) $ 16,151
--------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES--4.6%
 COLLATERALIZED MORTGAGE OBLIGATIONS--4.6%
 FANNIE MAE REMIC TRUST--2.2%
           Series 1996-M4, Class A
 $ 4,430     7.750%      03/17/17     $  4,548
                                      --------
 FANNIE MAE REMIC TRUST
  PRINCIPAL ONLY STRIPPED SECURITY--
  0.8%
           Series 1993-161, Class B
     565     7.770       10/25/18          552
           Series 1994-9, Class G
   1,101     6.590       11/25/23        1,062
                                      --------
                                         1,614

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1997
(All amounts in thousands)

           Description
--------------------------------------------------------------
 Principal            Maturity
  Amount     Rate       Date     Value
--------------------------------------------------------------
                  SHORT-INTERMEDIATE BOND PORTFOLIO--CONTINUED
 FREDDIE MAC REMIC TRUST
  PRINCIPAL ONLY STRIPPED SECU-
  RITY--1.6%
           Series 1571, Class
           BA
 $ 3,280    3.694%    04/15/19  $  3,140
--------------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $8,302)                 $  9,302
--------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--
  47.7%
 U.S. TREASURY NOTES--47.7%
 $12,000     6.750%   05/31/99  $ 12,165
  13,675     6.875    08/31/99    13,917
  17,900     7.750    01/31/00    18,594
   4,000     5.500    12/31/00     3,962
  11,890     6.625    06/30/01    12,180
  23,000     6.625    07/31/01    23,575
  12,000     6.250    01/31/02    12,163
--------------------------------------------------------------
 TOTAL U.S. GOVERNMENT
  OBLIGATIONS
  (Cost $95,757)                $ 96,556
--------------------------------------------------------------
 SHORT-TERM INVESTMENT--5.8%
           Banco Central
           Hispanoamericano,
           Grand Cayman
 $11,692     5.750%   12/01/97  $ 11,692
--------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $11,692)                $ 11,692
--------------------------------------------------------------
 TOTAL INVESTMENTS--101.9%
  (Cost $206,201)               $206,258
--------------------------------------------------------------
 Liabilities, less other as-
  sets--(1.9)%                    (3,910)
--------------------------------------------------------------
 NET ASSETS--100.0%             $202,348
--------------------------------------------------------------
--------------------------------------------------------------

See accompanying notes to financial statements.

-------------------------------------------------------------------------------

           Description
------------------------------------------------------------------
 Principal                     Maturity
  Amount   Rate                  Date      Value
------------------------------------------------------------------
                     U.S. GOVERNMENT SECURITIES PORTFOLIO
 U.S. GOVERNMENT AGENCIES--69.5%
 COLLATERALIZED MORTGAGE OBLIGATIONS--49.8%
 FREDDIE MAC--14.5%
           Series: 1227, Class G
 $ 4,125     9.199%          05/15/99     $  4,263
           Series: 1296, Class H
   1,781    11.505           07/15/99        1,890
           Series: 1520, Class F
     576     5.650           09/15/04          573
                                          --------
                                             6,726
                                          --------
 FANNIE MAE REMIC TRUST--35.3%
           Series: 1991-127, Class S
   2,171    11.979           09/25/98        2,250
           Series: 1997-M1, Class A
   3,098     6.783           01/17/03        3,126
           Series: 1993-085, Class PD
   2,518     5.500           07/25/03        2,506
           Series 1993-133, Class EZ
   3,845     5.850           02/25/17        3,814
           Series 1996-M4, Class A
   2,953     7.750           03/17/17        3,032
           Series: 1992-2000, Class E
     980     6.250           06/25/17          978
           Series: 1998-14, Class 14-F
     187     9.200           12/25/17          192
           Series: 1997-20, Class IO,
           Interest Only Stripped
           Security
      --     9.347           03/25/27          550
                                          --------
                                            16,448
                                          --------
 MORTGAGE-BACKED SECURITIES--15.3%
 FREDDIE MAC--0.9%
           Pool #410092
 $   413     7.837%          11/01/24     $    427
                                          --------
 FANNIE MAE--6.3%
           Pool #124945
   2,811     7.752           01/01/31        2,939
                                          --------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
 POOL NUMBER TO BE ASSIGNED*--8.1%
   3,750     5.500           12/30/27        3,748
                                          --------
                                             7,114
                                          --------
 AGENCY OBLIGATIONS--4.4%
 FREDDIE MAC--1.1%
 $   500     7.130%          06/30/05     $    500
                                          --------
 TENNESSEE VALLEY AUTHORITY NOTE--3.3%
   1,500     6.235           07/15/45        1,536
                                          --------
                                             2,036
------------------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $32,182)                          $ 32,324
------------------------------------------------------------------

           Description
-----------------------------------------
 Principal            Maturity
  Amount   Rate         Date     Value
-----------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--28.5%
 U.S. TREASURY BOND--8.8%
 $ 4,000     6.625%   07/31/01 $   4,100
                               ---------
 U.S. TREASURY NOTE--19.7%
   9,000     6.250    01/31/02     9,122
-----------------------------------------
 TOTAL U.S. GOVERNMENT OBLI-
  GATIONS
  (Cost $13,059)               $  13,222
-----------------------------------------
 SHORT-TERM INVESTMENT--9.1%
           Federal Home Loan Bank
           Discount Note
 $ 4,250     5.500%   12/01/97 $   4,248
-----------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $4,250)                $   4,248
-----------------------------------------
 TOTAL INVESTMENTS--107.1%
  (Cost $49,491)               $  49,794
-----------------------------------------
 Liabilities, less other as-
  sets--(7.1)%                    (3,291)
-----------------------------------------
 NET ASSETS--100.0%            $  46,503
-----------------------------------------
-----------------------------------------

*The Portfolio may purchase securities with delivery or payments to occur at a later date. At the time the Portfolio enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until payment takes place. At the time the Portfolio enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the value of the securites purchased. At November 30, 1997, the Portfolio had a purchase commitment outstanding of approximately $3,748 (8.1% of net assets), with a corresponding amount of assets segregated.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1997
(All amounts in thousands)

           Description
------------------------------------------------------
 Principal            Maturity
  Amount    Rate        Date    Value
------------------------------------------------------
                         U.S. TREASURY INDEX PORTFOLIO
 U.S. GOVERNMENT OBLIGATIONS--97.3%
 U.S. TREASURY NOTES--66.4%
 $ 3,000     5.250%   02/28/99 $  2,990
   3,900     9.125    05/15/99    4,080
     850     7.875    11/15/99      882
   3,800     7.750    01/30/00    3,947
   4,100     6.500    05/31/01    4,183
   1,800     7.550    11/15/01    1,902
   3,400     6.250    02/15/03    3,458
     800     5.750    08/15/03      795
   1,300     6.250    02/15/07    1,331
                               --------
                                 23,568
                               --------
 U.S. TREASURY BONDS--30.9%
     435    13.875    05/15/11      659
     660    14.000    11/15/11    1,022
     490    13.250    05/15/14      778
   2,350     7.250    05/15/16    2,643
     900     8.125    05/15/21    1,120
   1,900     8.000    11/15/21    2,340
   2,400     6.250    02/15/23    2,439
                               --------
                                 11,001
------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLI-
  GATIONS
  (Cost $33,630)                 34,569
------------------------------------------------------
 SHORT-TERM INVESTMENT--1.5%
           Federal Home Loan Bank
           Discount Note
 $  535      5.500%   12/01/97 $    535
------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $535)                  $    535
------------------------------------------------------
 TOTAL INVESTMENTS--98.8%
  (Cost $34,165)               $ 35,104
------------------------------------------------------
 Other assets, less
  liabilities--1.2%                 442
------------------------------------------------------
 NET ASSETS--100.0%            $ 35,546
------------------------------------------------------
------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 1997
(All amounts in thousands, except net asset value per unit)

                                                                  Short-       U.S.      U.S.
                                    Intermediate International Intermediate Government Treasury
                            Bond        Bond         Bond          Bond     Securities   Index
                          Portfolio  Portfolio     Portfolio    Portfolio   Portfolio  Portfolio
------------------------------------------------------------------------------------------------
ASSETS:
Investments in securi-
ties, at cost             $488,565    $11,885       $25,752      $206,201    $49,491    $34,165
------------------------------------------------------------------------------------------------
Investments in securi-
ties, at value            $503,510    $11,824       $25,533      $206,258    $49,794    $35,104
Cash and foreign curren-
cies                         1,254         49            44            21          5        136
Receivables:
 Interest                    7,509        163           894         3,345        469        337
 Fund units sold                 7         --            --           301         --         --
 Investment securities
  sold                          --         --            --            --         13         --
 Foreign tax reclaims           --         --            17            --         --         --
 Administrator                  29         --             7            17          4          7
Deferred organization
costs, net                       2         23            21             2          5          2
Other assets                     6         --             4             2         18          3
------------------------------------------------------------------------------------------------
TOTAL ASSETS               512,317     12,059        26,520       209,946     50,308     35,589
------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
 Fund units redeemed           408         --            --           254         31         18
 Investment securities
  purchased                     --         --            --         7,249      3,727         --
Accrued expenses:
 Advisory fees                 101          2            15            43         14          4
 Administration fees            41          1             3            17          5          3
 Transfer agent fees             8         --            --             2          1         --
 Custodian fees                  5          2             5             3          2          2
Other liabilities               85         57            23            30         25         16
------------------------------------------------------------------------------------------------
TOTAL LIABILITIES              648         62            46         7,598      3,805         43
------------------------------------------------------------------------------------------------
NET ASSETS                $511,669    $11,997       $26,474      $202,348    $46,503    $35,546
------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Paid-in capital           $494,296    $12,060       $26,344      $202,009    $46,371    $35,606
Accumulated undistrib-
 uted net investment in-
 come                          338         19            38            56         --         56
Accumulated net realized
 gains (losses) on
 investments, forward
 foreign currency
 contracts and foreign
 currency transactions       2,090        (21)          313           226       (171)    (1,055)
Net unrealized
 appreciation
 (depreciation) on
 investments, forward
 foreign currency
 contracts and foreign
 currency transactions      14,945        (61)         (219)           57        303        939
Net unrealized losses on
 translation of other
 assets and liabilities
 denominated in foreign
 currencies                     --         --            (2)           --         --         --
------------------------------------------------------------------------------------------------
NET ASSETS                $511,669    $11,997       $26,474      $202,348    $46,503    $35,546
------------------------------------------------------------------------------------------------
Total units outstanding
(no par value), unlim-
ited units authorized
 Class A                    21,851        603         1,310         9,892      2,154      1,626
 Class C                     2,400         --            --            --        156         --
 Class D                        29         --             5            44         16         82
------------------------------------------------------------------------------------------------
Net asset value, offer-
ing and redemption price
per unit
 Class A                  $  21.08    $ 19.89       $ 20.13      $  20.36    $ 19.99    $ 20.81
 Class C                  $  21.07         --            --            --    $ 19.98         --
 Class D                  $  21.05         --       $ 20.06      $  20.31    $ 19.94    $ 20.77
------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 1997
(All amounts in thousands)

                                                                  Short-       U.S.      U.S.
                                    Intermediate International Intermediate Government Treasury
                            Bond        Bond         Bond          Bond     Securities   Index
                          Portfolio Portfolio(a)   Portfolio    Portfolio   Portfolio  Portfolio
------------------------------------------------------------------------------------------------
INTEREST INCOME:           $30,512      $216         $1,886(b)   $13,800      $5,345    $1,937
------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees     2,607        21            258        1,029         515       117
Administration fees            529         3             56          244         138        46
Transfer agent fees             75         1              3           18          12         5
Registration fees               57        33             20           37          23        24
Unitholder servicing
 fees                           53        --             --            1           6         3
Custodian fees                  48         7             68           30          22        21
Professional fees               18         4              4            7           4         4
Amortization of deferred
 organization costs             13         2             16           13          13        13
Trustee fees and ex-
 penses                         11         1              2            4           2         2
Other                           21         6              9           11           8         8
------------------------------------------------------------------------------------------------
TOTAL EXPENSES               3,432        78            436        1,394         743       243
Less voluntary waivers
 of:
 Investment advisory
  fees                      (1,521)      (12)           (57)        (600)       (300)      (73)
 Administration fees           (94)       --            (19)         (72)        (53)      (17)
Less: Expenses reimburs-
 able by Administrator        (166)      (54)           (82)        (102)        (71)      (72)
------------------------------------------------------------------------------------------------
Net expenses                 1,651        12            278          620         319        81
------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME       28,861       204          1,608       13,180       5,026     1,856
Net realized gains
 (losses) on:
 Investment transactions     3,869       (21)           305         (623)         76       (56)
 Forward foreign cur-
  rency contracts               --        --           (130)          --          --        --
 Foreign currency trans-
  actions                       --        --            (78)          --          --        --
Net change in unrealized
 appreciation (deprecia-
 tion) on investments,
 forward foreign cur-
 rency contracts and
 foreign currency
 transactions                4,710       (61)        (2,827)      (2,110)        (46)      382
Net change in unrealized
 gains on translation of
 other assets and lia-
 bilities denominated in
 foreign currencies             --        --              3           --          --        --
------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS           $37,440      $122        $(1,119)     $10,447      $5,056    $2,182
------------------------------------------------------------------------------------------------

(a) For the period August 1, 1997 (commencement of operations) through November 30, 1997.
(b) Net of $22 in non-reclaimable foreign withholding taxes.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended November 30, 1997 and 1996
(All amounts in thousands)

                                                  Intermediate
                                    Bond              Bond      International
                                  Portfolio        Portfolio   Bond Portfolio
                              ------------------  ------------ ----------------
                                1997      1996      1997 (a)    1997     1996
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
 Net investment income        $ 28,861  $ 21,225    $   204    $ 1,608  $ 1,892
 Net realized gains (losses)
  on investments, forward
  foreign currency contracts
  and foreign currency
  transactions                   3,869     2,094        (21)        97      976
 Net change in unrealized
  appreciation
  (depreciation) on
  investments, forward
  foreign currency contracts
  and foreign currency
  transactions                   4,710    (3,905)       (61)    (2,827)      20
 Net change in unrealized
  gains on translations of
  other assets and
  liabilities denominated in
  foreign currencies                --        --         --          3        6
--------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 operations                     37,440    19,414        122     (1,119)   2,894
--------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A
 UNITHOLDERS FROM:
 Net investment income         (25,700)  (20,213)      (185)    (1,390)  (2,300)
 Net realized gain on
  investment transactions           --        --         --       (520)      --
 Return of capital                  --      (556)        --         --       --
--------------------------------------------------------------------------------
Total distributions to Class
 A unitholders                 (25,700)  (20,769)      (185)    (1,910)  (2,300)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS C
 UNITHOLDERS FROM:
 Net investment income          (2,140)     (264)        --         --       --
 Return of capital                  --        (7)        --         --       --
--------------------------------------------------------------------------------
Total distributions to Class
 C unitholders                  (2,140)     (271)        --         --       --
--------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS D
 UNITHOLDERS FROM:
 Net investment income             (23)       (8)        --         (3)      (1)
 Net realized gain on
  investment transactions           --        --         --         (1)      --
 Return of capital                  --        (1)        --         --       --
--------------------------------------------------------------------------------
Total distributions to Class
 D unitholders                     (23)       (9)        --         (4)      (1)
--------------------------------------------------------------------------------
CLASS A UNIT TRANSACTIONS:
 Proceeds from the sale of
  units                        155,583   143,593     11,875      1,168    5,918
 Reinvested distributions       22,888    18,565        185      1,525    1,747
 Cost of units redeemed        (92,369)  (79,885)        --     (7,465)  (6,747)
--------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 Class A unit transactions      86,102    82,273     12,060     (4,772)     918
--------------------------------------------------------------------------------
CLASS C UNIT TRANSACTIONS:
 Proceeds from the sale of
  units                         60,626     4,311         --         --       --
 Reinvested distributions        2,140       271         --         --       --
 Cost of units redeemed        (21,561)   (1,032)        --         --       --
--------------------------------------------------------------------------------
Net increase in net assets
 resulting from Class C unit
 transactions                   41,205     3,550         --         --       --
--------------------------------------------------------------------------------
CLASS D UNIT TRANSACTIONS:
 Proceeds from the sale of
  units                            657       127         --         47       41
 Reinvested distributions           22         9         --          4        1
 Cost of units redeemed           (306)      (37)        --         (7)      --
--------------------------------------------------------------------------------
Net increase in net assets
 resulting from Class D unit
 transactions                      373        99         --         44       42
--------------------------------------------------------------------------------
Net increase (decrease)        137,257    84,287     11,997     (7,761)   1,553
Net assets--beginning of
 year                          374,412   290,125         --     34,235   32,682
--------------------------------------------------------------------------------
NET ASSETS--END OF YEAR       $511,669  $374,412    $11,997    $26,474  $34,235
--------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME:       $    338  $     --    $    19    $    38  $    31
--------------------------------------------------------------------------------

(a) For the period August 1, 1997 (commencement of operations) through November 30, 1997.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS--CONTINUED
For the Years Ended November 30, 1997 and 1996
(All amounts in thousands)

                              Short-          U.S. Government
                         Intermediate Bond       Securities        U.S. Treasury
                             Portfolio           Portfolio        Index Portfolio
                         ------------------  -------------------  -----------------
                           1997      1996      1997       1996      1997     1996
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS:
 Net investment income   $ 13,180  $  9,828  $   5,026  $  4,572  $  1,856  $ 1,035
 Net realized gains
  (losses) on
  investments                (623)      392         76       (58)      (56)      91
 Net change in
  unrealized
  appreciation
  (depreciation) on
  investments              (2,110)   (1,308)       (46)     (201)      382     (239)
------------------------------------------------------------------------------------
Net increase in net
 assets resulting from
 operations                10,447     8,912      5,056     4,313     2,182      887
------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS
 A UNITHOLDERS FROM:
 Net investment income    (12,516)   (9,596)    (4,820)   (4,393)   (1,746)  (1,005)
 Net realized gain on
  investment
  transactions               (414)       --         --        --        --       --
------------------------------------------------------------------------------------
Total distributions to
 Class A unitholders      (12,930)   (9,596)    (4,820)   (4,393)   (1,746)  (1,005)
------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS
 C UNITHOLDERS FROM:
 Net investment income         --        --       (204)     (159)       --       --
------------------------------------------------------------------------------------
Total distributions to
 Class C unitholders           --        --       (204)     (159)       --       --
------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS
 D UNITHOLDERS FROM:
 Net investment income        (39)       (3)       (17)       (9)      (79)     (26)
 Net realized gain on
  investment
  transactions                 (1)       --         --        --        --       --
------------------------------------------------------------------------------------
Total distributions to
 Class D unitholders          (40)       (3)       (17)       (9)      (79)     (26)
------------------------------------------------------------------------------------
CLASS A UNIT
 TRANSACTIONS:
 Proceeds from the sale
  of units                121,515    69,730     68,991   104,606    20,990   13,176
 Reinvested
  distributions            11,648     8,697      4,525     4,198     1,197      746
 Cost of units redeemed   (82,865)  (82,742)  (122,819)  (72,555)  (14,944)  (5,169)
------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets
 resulting from Class A
 unit transactions         50,298    (4,315)   (49,303)   36,249     7,243    8,753
------------------------------------------------------------------------------------
CLASS C UNIT
 TRANSACTIONS:
 Proceeds from the sale
  of units                     --        --      1,328     4,695        --       --
 Reinvested
  distributions                --        --        204       159        --       --
 Cost of units redeemed        --        --     (1,940)   (1,298)       --       --
------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets
 resulting from Class C
 unit transactions             --        --       (408)    3,556        --       --
------------------------------------------------------------------------------------
CLASS D UNIT
 TRANSACTIONS:
 Proceeds from the sale
  of units                    638       328        111       210     1,106      592
 Reinvested
  distributions                27         3          6         8        40       26
 Cost of units redeemed      (110)       (2)       (29)      (60)     (321)     (66)
------------------------------------------------------------------------------------
Net increase in net
 assets resulting from
 Class D unit
 transactions                 555       329         88       158       825      552
------------------------------------------------------------------------------------
Net increase (decrease)    48,330    (4,673)   (49,608)   39,715     8,425    9,161
Net assets--beginning
 of year                  154,018   158,691     96,111    56,396    27,121   17,960
------------------------------------------------------------------------------------
NET ASSETS--END OF YEAR  $202,348  $154,018  $  46,503  $ 96,111  $ 35,546  $27,121
------------------------------------------------------------------------------------
ACCUMULATED
 UNDISTRIBUTED NET
 INVESTMENT INCOME:      $     56  $     45  $      --  $     75  $     56  $    25
------------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
BOND PORTFOLIO

                                                Class A
                              -------------------------------------------------
                                1997      1996      1995      1994     1993 (a)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF YEAR                      $  20.77  $  20.96  $  18.29  $  20.70   $  20.00
Income (loss) from invest-
 ment operations:
 Net investment income            1.34      1.29      1.17      1.42       1.42
 Net realized and unrealized
  gain (loss)                     0.29     (0.19)     2.66     (2.21)      0.66
--------------------------------------------------------------------------------
Total income (loss) from in-
 vestment operations              1.63      1.10      3.83     (0.79)      2.08
--------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS
 FROM:
 Net investment income           (1.32)    (1.26)    (1.14)    (1.46)     (1.38)
 Net realized gain                 --        --        --      (0.15)       --
 Return of capital                 --      (0.03)    (0.02)    (0.01)       --
--------------------------------------------------------------------------------
Total distributions to
 unitholders                     (1.32)    (1.29)    (1.16)    (1.62)     (1.38)
--------------------------------------------------------------------------------
Net increase (decrease)           0.31     (0.19)     2.67     (2.41)      0.70
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR  $  21.08  $  20.77  $  20.96  $  18.29   $  20.70
--------------------------------------------------------------------------------
Total return (d)                  8.17%     5.57%    21.55%    (4.04)%    10.60%
Ratio to average net assets
 of (e):
 Expenses, net of waivers
  and reimbursements              0.36%     0.36%     0.36%     0.36%      0.36%
 Expenses, before waivers
  and reimbursements              0.77%     0.84%     0.84%     0.87%      0.92%
 Net investment income, net
  of waivers and reimburse-
  ments                           6.66%     6.39%     5.94%     7.31%      7.84%
 Net investment income, be-
  fore waivers and reim-
  bursements                      6.25%     5.91%     5.46%     6.80%      7.28%
Portfolio turnover rate          76.30%   101.38%    74.19%   103.09%     89.06%
Net assets at end of year
 (in thousands)               $460,514  $366,850  $286,301  $257,391   $245,112
--------------------------------------------------------------------------------

                                  Class C                      Class D
                          -------------------------  -------------------------------
                           1997     1996    1995 (b)  1997    1996    1995   1994 (c)
-------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF YEAR             $ 20.78  $ 20.96  $ 20.21  $20.76  $20.94  $18.29  $18.74
Income (loss) from in-
 vestment operations:
 Net investment income       1.29     1.25     0.47    1.24    1.22    1.08    0.28
 Net realized and
  unrealized gain (loss)     0.28    (0.18)    0.74    0.30   (0.18)   2.66   (0.45)
-------------------------------------------------------------------------------------
Total income (loss) from
 investment operations       1.57     1.07     1.21    1.54    1.04    3.74   (0.17)
-------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income      (1.28)   (1.22)   (0.45)  (1.25)  (1.19)  (1.09)  (0.28)
 Return of capital            --     (0.03)   (0.01)    --    (0.03)     -       -
-------------------------------------------------------------------------------------
Total distributions to
 unitholders                (1.28)   (1.25)   (0.46)  (1.25)  (1.22)  (1.09)  (0.28)
-------------------------------------------------------------------------------------
Net increase (decrease)      0.29    (0.18)    0.75    0.29   (0.18)   2.65   (0.45)
-------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR                     $ 21.07  $ 20.78  $ 20.96  $21.05  $20.76  $20.94  $18.29
-------------------------------------------------------------------------------------
Total return (d)             7.88%    5.33%    6.08%   7.74%   5.17%  21.06%  (0.94)%
Ratio to average net as-
 sets of (e):
 Expenses, net of waiv-
  ers and reimbursements     0.60%    0.60%    0.60%   0.75%   0.75%   0.75%   0.75%
 Expenses, before waiv-
  ers and reimbursements     1.01%    1.08%    1.08%   1.16%   1.23%   1.23%   1.26%
 Net investment income,
  net of waivers and re-
  imbursements               6.39%    6.09%    5.59%   6.27%   5.99%   5.48%   6.31%
 Net investment income,
  before waivers and re-
  imbursements               5.98%    5.61%    5.11%   5.86%   5.51%   5.00%   5.80%
Portfolio turnover rate     76.30%  101.38%   74.19%  76.30% 101.38%  74.19% 103.09%
Net assets at end of
 year (in thousands)      $50,554  $ 7,342  $ 3,704  $  601  $  220  $  120  $   15
-------------------------------------------------------------------------------------

(a)For the period January 11, 1993 (commencement of operations) through November 30, 1993.
(b)For the period July 3, 1995 (Class C units issue date) through November 30, 1995.
(c)For the period September 14, 1994 (Class D units issue date) through November 30, 1994.
(d)Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(e)Annualized for periods less than a full year.


See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Year Ended November 30,
INTERMEDIATE BOND PORTFOLIO

                                                          Class A
                                                          --------
                                                          1997 (a)
------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                        $ 20.00
Income (loss) from investment operations:
 Net investment income                                       0.38
 Net realized and unrealized loss                           (0.15)
------------------------------------------------------------------
Total income from investment operations                      0.23
------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
 Net investment income                                      (0.34)
------------------------------------------------------------------
Total distributions to unitholders                          (0.34)
------------------------------------------------------------------
Net decrease                                                (0.11)
------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                              $ 19.89
------------------------------------------------------------------
Total return (b)                                             1.17%
Ratio to average net assets of (c):
 Expenses, net of waivers and reimbursements                 0.36%
 Expenses, before waivers and reimbursements                 2.28%
 Net investment income, net of waivers and reimbursements    5.87%
 Net investment income, before waivers and reimbursements    3.95%
Portfolio turnover rate                                     56.99%
Net assets at end of year (in thousands)                  $11,997
------------------------------------------------------------------

(a) For the period August 1, 1997 (commencement of operations) through November 30, 1997.
(b) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(c) Annualized.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
INTERNATIONAL BOND PORTFOLIO

                                      Class A                        Class D
                          -----------------------------------  -----------------------
                           1997      1996     1995    1994(a)   1997     1996   1995(b)
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF YEAR             $ 22.16   $ 21.74  $ 19.93  $ 20.00  $22.14   $21.74  $22.17
Income (loss) from in-
 vestment operations:
 Net investment income       1.02      1.54     1.26     0.79    0.97     1.37    0.02
 Net realized and
  unrealized gain (loss)    (1.70)     0.43     2.28     0.01   (1.72)    0.51   (0.08)
---------------------------------------------------------------------------------------
Total income (loss) from
 investment operations      (0.68)     1.97     3.54     0.80   (0.75)    1.88   (0.06)
---------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income
  (c)                       (1.01)    (1.55)   (1.73)   (0.87)  (0.99)   (1.48)  (0.37)
 Net realized gain          (0.34)      --       --       --    (0.34)     --      --
---------------------------------------------------------------------------------------
Total distributions to
 unitholders                (1.35)    (1.55)   (1.73)   (0.87)  (1.33)   (1.48)  (0.37)
---------------------------------------------------------------------------------------
Net increase (decrease)     (2.03)     0.42     1.81    (0.07)  (2.08)    0.40   (0.43)
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR                     $ 20.13   $ 22.16  $ 21.74  $ 19.93  $20.06   $22.14  $21.74
---------------------------------------------------------------------------------------
Total return (d)            (3.02)%    9.47%   18.20%    4.03%  (3.38)%   9.04% (0.30)%
Ratio to average net as-
 sets of (e):
 Expenses, net of waiv-
  ers and reimbursements     0.96%     0.96%    0.96%    0.96%   1.35%    1.35%   1.35%
 Expenses, before waiv-
  ers and reimbursements     1.52%     1.58%    1.47%    1.49%   1.91%    1.97%   1.86%
 Net investment income,
  net of waivers and re-
  imbursements               5.61%     5.91%    5.92%    5.93%   5.36%    5.67%   3.26%
 Net investment income,
  before waivers and re-
  imbursements               5.05%     5.29%    5.41%    5.40%   4.80%    5.05%   2.75%
Portfolio turnover rate     29.29%    33.89%   54.46%   88.65%  29.29%   33.89%  54.46%
Net assets at end of
 year (in thousands)      $26,383   $34,183  $32,673  $26,947  $   91   $   52  $    9
---------------------------------------------------------------------------------------

(a) For the period March 28, 1994 (commencement of operations) through November 30, 1994.
(b) For the period November 20, 1995 (Class D units issue date) through November 30, 1995.
(c) Distributions to unitholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for Federal income tax purposes.
(d) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
SHORT-INTERMEDIATE BOND PORTFOLIO

                                            Class A                                  Class D
                          -----------------------------------------------  -------------------------------
                            1997      1996      1995     1994    1993 (a)   1997    1996    1995   1994 (b)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF YEAR             $  20.70  $  20.73  $  19.53  $ 20.33  $  20.00  $20.66  $20.71  $19.53  $19.82
Income (loss) from in-
 vestment operations:
 Net investment income        1.46      1.14      1.02     0.97      0.85    1.43    1.07    0.94    0.23
 Net realized and
  unrealized gain (loss)     (0.29)    (0.01)     1.19    (0.80)     0.31   (0.34)  (0.02)   1.18   (0.29)
-----------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        1.17      1.13      2.21     0.17      1.16    1.09    1.05    2.12   (0.06)
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (1.46)    (1.16)    (1.01)   (0.97)    (0.83)  (1.39)  (1.10) (0.94)  (0.23)
 Net realized gain           (0.05)      --        --       --        --    (0.05)    --      --      --
-----------------------------------------------------------------------------------------------------------
Total distributions to
 unitholders                 (1.51)    (1.16)    (1.01)   (0.97)    (0.83)  (1.44)  (1.10)  (0.94)  (0.23)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)      (0.34)    (0.03)     1.20    (0.80)     0.33   (0.35)  (0.05)  (1.18)  (0.29)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR                     $  20.36  $  20.70  $  20.73  $ 19.53  $  20.33  $20.31  $20.66  $20.71  $19.53
-----------------------------------------------------------------------------------------------------------
Total return (c)              5.95%     5.68%    11.58%    0.84%     5.90%   5.54%   5.22%  11.09%  (0.30)%
Ratio to average net as-
 sets of (d):
 Expenses, net of waiv-
  ers and reimbursements      0.36%     0.36%     0.36%    0.36%     0.36%   0.75%   0.75%   0.75%   0.75%
 Expenses, before waiv-
  ers and reimbursements      0.81%     0.88%     0.91%    0.95%     1.00%   1.20%   1.27%   1.30%   1.34%
 Net investment income,
  net of waivers and re-
  imbursements                7.68%     5.83%     5.14%    4.84%     4.79%   7.48%   4.96%   4.85%   4.42%
 Net investment income,
  before waivers and re-
  imbursements                7.23%     5.31%     4.59%    4.25%     4.15%   7.03%   4.44%   4.30%   3.83%
Portfolio turnover rate      48.49%    47.68%    54.68%   48.67%    19.48%  48.49%  47.68%  54.68%  48.67%
Net assets at end of
 year (in thousands)      $201,457  $153,675  $158,678  $96,209  $107,550  $  891  $  343  $   13  $    1
-----------------------------------------------------------------------------------------------------------

(a) For the period January 11, 1993 (commencement of operations) through November 30, 1993.
(b) For the period September 14, 1994 (Class D units issue date) through November 30, 1994.
(c) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.


See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
U.S. GOVERNMENT SECURITIES PORTFOLIO

                                               Class A
                             --------------------------------------------------
                              1997       1996       1995      1994     1993 (a)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF YEAR                     $ 20.07   $  20.08   $  19.05  $  20.07   $  20.00
Income (loss) from invest-
 ment operations:
 Net investment income          1.21       1.02       1.05      0.91       0.55
 Net realized and
  unrealized gain (loss)       (0.07)     (0.01)      1.02     (1.02)      0.05
--------------------------------------------------------------------------------
Total income (loss) from
 investment operations          1.14       1.01       2.07     (0.11)      0.60
--------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income         (1.22)     (1.02)     (1.04)    (0.91)     (0.53)
--------------------------------------------------------------------------------
Total distributions to
 unitholders                   (1.22)     (1.02)     (1.04)    (0.91)     (0.53)
--------------------------------------------------------------------------------
Net increase (decrease)        (0.08)     (0.01)      1.03     (1.02)      0.07
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR                        $ 19.99   $  20.07   $  20.08  $  19.05   $  20.07
--------------------------------------------------------------------------------
Total return (d)                5.93%      5.15%     11.18%    (0.57)%     3.00%
Ratio to average net assets
 of (e):
 Expenses, net of waivers
  and reimbursements            0.36%      0.36%      0.36%     0.36%      0.43%
 Expenses, before waivers
  and reimbursements            0.85%      0.94%      1.09%     1.12%      1.18%
 Net investment income, net
  of waivers and reimburse-
  ments                         5.86%      5.22%      5.43%     4.62%      4.18%
 Net investment income, be-
  fore waivers and reim-
  bursements                    5.37%      4.64%      4.70%     3.86%      3.43%
Portfolio turnover rate        95.73%    119.75%    141.14%    45.55%     20.59%
Net assets at end of year
 (in thousands)              $43,073    $92,351    $56,329   $25,293    $32,479
--------------------------------------------------------------------------------

                                 Class C                  Class D
                              ----------------  -------------------------------
                               1997    1996 (b)  1997    1996    1995   1994 (c)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF YEAR                      $20.06   $20.13   $20.03  $20.04  $19.05  $19.43
Income (loss) from invest-
 ment operations:
 Net investment income          1.14     0.91     1.16    0.96    0.96    0.22
 Net realized and unrealized
  gain (loss)                  (0.04)   (0.12)   (0.10)  (0.03)   1.00   (0.38)
--------------------------------------------------------------------------------
Total income (loss) from in-
 vestment operations            1.10     0.79     1.06    0.93    1.96   (0.16)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS
 FROM:
 Net investment income         (1.18)   (0.86)   (1.15)  (0.94)  (0.97)  (0.22)
--------------------------------------------------------------------------------
Total distributions to
 unitholders                   (1.18)   (0.86)   (1.15)  (0.94)  (0.97)  (0.22)
--------------------------------------------------------------------------------
Net increase (decrease)        (0.08)   (0.07)   (0.09)  (0.01)   0.99   (0.38)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR  $19.98   $20.06   $19.94  $20.03  $20.04  $19.05
--------------------------------------------------------------------------------
Total return (d)                5.67%    4.05%    5.52%   4.77%  10.66%  (0.90)%
Ratio to average net assets
 of (e):
 Expenses, net of waivers
  and reimbursements            0.60%    0.60%    0.75%   0.75%   0.75%   0.75%
 Expenses, before waivers
  and reimbursements            1.09%    1.18%    1.24%   1.33%   1.48%   1.51%
 Net investment income, net
  of waivers and reimburse-
  ments                         5.63%    4.97%    5.50%   4.83%   5.08%   4.65%
 Net investment income, be-
  fore waivers and reim-
  bursements                    5.14%    4.39%    5.01%   4.25%   4.35%   3.89%
Portfolio turnover rate        95.73%  119.75%   95.73% 119.75% 141.14%  45.55%
Net assets at end of year
 (in thousands)               $3,118   $3,535   $  312  $  225  $   67  $   13
--------------------------------------------------------------------------------

(a) For the period April 5, 1993 (commencement of operations) through November 30, 1993.
(b) For the period December 29, 1995 (Class C units issue date) through November 30, 1996.
(c) For the period September 15, 1994 (Class D units issue date) through November 30, 1994.
(d) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
U.S. TREASURY INDEX PORTFOLIO

                                          Class A                                   Class D
                          ---------------------------------------------  --------------------------------
                           1997     1996     1995     1994     1993 (a)   1997    1996    1995   1994 (b)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF YEAR             $ 20.60  $ 20.78  $ 18.77  $ 21.05   $ 20.00   $20.57  $20.75  $18.77   $18.80
Income (loss) from in-
 vestment operations:
 Net investment income       1.26     1.19     1.11     1.15      0.95     1.20    1.17    1.00     0.09
 Net realized and
  unrealized gain (loss)     0.20    (0.18)    2.01    (1.93)     1.02     0.18   (0.24)   2.03    (0.03)
---------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations       1.46     1.01     3.12    (0.78)     1.97     1.38    0.93    3.03     0.06
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income      (1.25)   (1.19)   (1.11)   (1.14)    (0.92)   (1.18)  (1.11)  (1.05)   (0.09)
 Net realized gain             --       --       --    (0.36)       --       --      --      --       --
---------------------------------------------------------------------------------------------------------
Total distributions to
 unitholders                (1.25)   (1.19)   (1.11)   (1.50)    (0.92)   (1.18)  (1.11)  (1.05)   (0.09)
---------------------------------------------------------------------------------------------------------
Net increase (decrease)      0.21    (0.18)    2.01    (2.28)     1.05     0.20   (0.18)   1.98    (0.03)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR                     $ 20.81  $ 20.60  $ 20.78  $ 18.77   $ 21.05   $20.77  $20.57  $20.75   $18.77
---------------------------------------------------------------------------------------------------------
Total return (c)             7.44%    5.10%   16.95%   (3.80)%    9.94%    7.03%   4.72%  16.43%    0.37%
Ratio to average net as-
 sets of (d):
 Expenses, net of waiv-
  ers and reimbursements     0.26%    0.26%    0.26%    0.26%     0.26%    0.65%   0.65%   0.65%    0.65%
 Expenses, before waiv-
  ers and reimbursements     0.82%    1.04%    0.89%    0.79%     0.83%    1.21%   1.43%   1.28%    1.18%
 Net investment income,
  net of waivers and
  reimbursements             6.36%    5.93%    5.09%    5.60%     5.11%    6.07%   5.57%   5.41%    6.05%
 Net investment income,
  before waivers and
  reimbursements             5.80%    5.15%    4.46%    5.07%     4.54%    5.51%   4.79%   4.78%    5.52%
Portfolio turnover rate     72.61%   42.49%   80.36%   52.80%    77.75%   72.61%  42.49%  80.36%   52.80%
Net assets at end of
 year (in thousands)      $33,839  $26,273  $17,674  $37,305   $71,456   $1,707  $  848  $  286   $   --
---------------------------------------------------------------------------------------------------------

(a) For the period January 11, 1993 (commencement of operations) through November 30, 1993.
(b) For the period November 16, 1994 (Class D units issue date) through November 30, 1994.
(c) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1997
(All amounts in thousands, except shares)


 Shares Description                                     Value
--------------------------------------------------------------
                               BALANCED PORTFOLIO
 COMMON STOCKS--57.1%
 BANKING--1.2%
 13,200 Banc One Corp.                                 $   678
                                                       -------
 BROKERAGE AND FINANCIAL SERVICES--1.4%
 21,000 Schwab (Charles) Corp.                             810
                                                       -------
 COMMUNICATIONS--3.9%
 20,600 Ameritech Corp.                                  1,587
  4,000 Lucent Technologies                                321
  9,000 Snyder Communications Inc.                         305
                                                       -------
                                                         2,213
                                                       -------
 COMPUTERS AND OFFICE MACHINES--4.3%
 11,300 Cisco Systems, Inc.*                               975
  6,600 Hewlett-Packard Co.                                403
  7,300 Microsoft Corp.                                  1,033
                                                       -------
                                                         2,411
                                                       -------
 CONSUMER PRODUCTS--3.2%
  4,500 Gillette Co.                                       415
  9,800 Procter & Gamble Co.                               748
 22,700 Staples, Inc.                                      640
                                                       -------
                                                         1,803
                                                       -------
 CREDIT INSTITUTIONS--0.7%
 14,000 MBNA Corp.                                         371
                                                       -------
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--6.0%
  5,500 Emerson Electric Co.                               303
 19,400 General Electric Co.                             1,430
  9,700 Intel Corp.                                        753
 10,300 Linear Technology Corp.                            663
  7,000 Solectron Corp.                                    255
                                                       -------
                                                         3,404
                                                       -------
 FOOD AND BEVERAGE--2.8%
  5,000 Coca-Cola (The) Co.                                313
 14,400 PepsiCo, Inc.                                      531
 17,700 Philip Morris Cos., Inc.                           770
                                                       -------
                                                         1,614
                                                       -------
 HEALTH SERVICES--6.3%
  6,000 Cardinal Health, Inc.                              455
 37,950 Health Management Associates, Inc., Class A*       930
 11,000 Health South Rehabilitation Corp.                  289
 13,200 Johnson & Johnson Co.                              831
 15,400 Medtronic, Inc.                                    735
 11,000 Omnicare, Inc.                                     318
                                                       -------
                                                         3,558
                                                       -------
 INSURANCE SERVICES--2.9%
  8,100 American International Group, Inc.                 817
 13,400 MBIA, Inc.                                         843
                                                       -------
                                                         1,660
                                                       -------

  Shares/
 Principal
  Amount   Description                              Value
----------------------------------------------------------
 MORTGAGE AGENCIES--1.7%
 17,900    Fannie Mae                              $   945
                                                   -------
 OIL AND GAS--5.9%
  6,600    Chevron Corp.                               529
 13,400    Exxon Corp.                                 817
 14,800    Royal Dutch Petroleum Co. ADR               780
 14,600    Schlumberger Ltd. ADR                     1,202
                                                   -------
                                                     3,328
                                                   -------
 PHARMACEUTICALS--3.5%
  2,800    Bristol-Myers Squibb Co.                    262
  9,400    Merck & Co., Inc.                           889
  6,000    Warner-Lambert Co.                          839
                                                   -------
                                                     1,990
                                                   -------
 PROFESSIONAL SERVICE--4.8%
  6,000    Accustaff                                   177
 14,400    Cintas Corp.                                560
  6,800    Computer Sciences Corp.*                    538
 12,000    Newell Co.                                  490
 19,050    Oracle Systems Corp.*                       635
  8,000    Paychex, Inc.                               328
                                                   -------
                                                     2,728
                                                   -------
 RECREATION AND LEISURE SERVICES--0.6%
  6,500    Carnival Corp. Class A                      351
                                                   -------
 RETAIL--7.9%
 13,400    Consolidated Stores Corp.                   652
  6,000    Fastenal                                    318
 12,150    Home Depot (The), Inc.                      680
 20,400    Starbucks Corp.*                            711
 39,000    Walgreen Co.                              1,255
 20,000    Wal-Mart Stores, Inc.                       799
                                                   -------
                                                     4,415
----------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $20,481)                $32,279
----------------------------------------------------------
 PREFERRED STOCK--1.8%
 AGENCY--1.8%
  1,000    Home Ownership Funding Corp.            $   994
----------------------------------------------------------
 TOTAL PREFERRED STOCK (Cost $1,000)               $   994
----------------------------------------------------------
 ASSET-BACKED SECURITIES--2.8%
 AUTOMOTIVE--2.8%
           Olympic Automobile Receivables Trust,
            Series 1995-D, Class A-3
 $  132     5.950% Due 11/15/99                    $   132
            Series 1996-D, Class A-4
    600     6.050   Due 08/15/02                       600
           Premier Auto Trust,
           Series 1994-1, Class A-3
     26     4.750   Due 02/02/00                        26

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1997
(All amounts in thousands, except shares)

 Principal Amount Description   Value
-------------------------------------
                         BALANCED PORTFOLIO--CONTINUED
      Western Financial Grantor Trust,
       Series 1994-4, Class A-1
$ 73   7.100% Due 01/01/00                     $   73
       Series 1995-5, Class A-1
 349   5.875 Due 03/01/02                         349
      Western Financial Owner Trust,
      Series 1997-A Class A-3
 400   6.500 Due 09/20/01                         403
-----------------------------------------------------
TOTAL ASSET-BACKED SECURITIES (Cost $1,580)    $1,583
-----------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--2.1%
      Donaldson, Lufkin & Jenrette
      Mortgage Acceptance Corp.
      Series 1994-Q8, Class 2-A1
$248   7.250% Due 05/25/24                     $  249
      Financial Asset Securitization, Inc.
      Series 1997-NAMC, Class FXA-3
 900   7.350 Due 04/25/27                         909
-----------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
 (Cost $1,141)                                 $1,158
-----------------------------------------------------
CORPORATE AND FOREIGN GOVERNMENT BONDS--11.0%
FINANCIAL--5.1%
      Finova Capital, Corp.
$500   6.190% Due 10/20/99                     $  499
      Lehman Brothers Holdings, Inc.
 570   7.375 Due 05/15/07                         585
      Lehman Brothers Holdings, Inc.
      Medium Term Note
 305   6.900 Due 01/29/01                         309
      Lumbermens Mutual Casualty Co.
 115   9.150 Due 07/01/26                         131
 235   8.300 Due 12/01/37                         240
      Petrozvata Financial, Inc.,
      Series: Class B
 600   8.220 Due 04/01/17, putable 05/15/00       632
      Salomon, Inc. Medium Term Note
 500   5.500 Due 01/31/98                         499
                                               ------
                                                2,895
                                               ------
INDUSTRIAL--1.5%
      Penney (J. C.), Inc.
 830   6.900 Due 08/15/26, putable 08/15/03       854
                                               ------
SANITARY SERVICES--1.5%
      WMX Technologies, Inc.
 800   7.100 Due 08/01/26, putable 08/01/03       840
                                               ------
SOVEREIGN--1.1%
      Quebec Province, Canada Medium Term Note
 600   7.220 Due 07/22/36, putable 07/22/06       634
                                               ------

 Principal
  Amount   Description                               Value
-----------------------------------------------------------
 UTILITY--1.8%
           Tenaga Nasional Berhad
 $1,000     7.200% Due 04/29/07, putable 04/29/02   $   997
-----------------------------------------------------------
 TOTAL CORPORATE AND FOREIGN GOVERNMENT BONDS
  (Cost $6,087)                                     $ 6,220
-----------------------------------------------------------
 U.S. GOVERNMENT AGENCIES--2.3%
 FANNIE MAE REMIC TRUST--2.3%
           Series 1991-37, Class G
 $  243     8.150% Due 08/25/05                     $   245
           Series 1992-200, Class E
    490     6.250 Due 06/25/17                          489
           Series 1996-M4, Class A
    554     7.750 Due 03/17/17                          569
-----------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES (Cost $1,273)       $ 1,303
-----------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--12.7%
 U.S. TREASURY NOTES--12.7%
 $1,435     6.750% Due 05/31/99                     $ 1,455
    175     6.250 Due 05/31/00                          177
  1,325     7.750 Due 02/15/01                        1,398
  1,550     6.625 Due 06/30/01                        1,588
  1,525     6.625 Due 07/31/01                        1,563
    200     6.250 Due 02/15/03                          203
    690     7.500 Due 02/15/05                          754
-----------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $7,069)                                     $ 7,138
-----------------------------------------------------------
 FLOATING RATE BANK NOTES--3.3%
           Lloyds Bank PLC
 $1,000     6.188% Due 12/15/97                     $   899
           National Westminster Bank
  1,100     6.000  Due 02/27/98                         974
-----------------------------------------------------------
 TOTAL FLOATING RATE BANK NOTES
  (Cost $1,850)                                     $ 1,873
-----------------------------------------------------------
 SHORT-TERM INVESTMENT--6.2%
           Banco Central Hispanoamericano,
           Grand Cayman
 $3,485     5.750%  Due 12/01/97                    $ 3,485
-----------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT (Cost $3,485)          $ 3,485
-----------------------------------------------------------
 TOTAL INVESTMENTS--99.3%
  (Cost $43,966)                                    $56,033
-----------------------------------------------------------
 Other assets, less liabilities--0.7%                   351
-----------------------------------------------------------
 NET ASSETS--100.0%                                 $56,384
-----------------------------------------------------------
-----------------------------------------------------------

*Non-income producing security.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares  Description                                     Value
----------------------------------------------------------------
                          DIVERSIFIED GROWTH PORTFOLIO
 COMMON STOCKS--95.8%
 BANKING--4.3%
  36,940 Banc One Corp.                                 $  1,898
  15,000 BankAmerica Corp.                                 1,095
  11,000 Citicorp                                          1,319
   8,200 Wells Fargo & Co.                                 2,519
                                                        --------
                                                           6,831
                                                        --------
 BROKERAGE SERVICES--1.6%
  64,000 Schwab (Charles) Corp.                            2,468
                                                        --------
 COMMUNICATIONS--3.5%
  24,000 Ameritech Corp.                                   1,849
  34,000 BellSouth Corp.                                   1,862
  25,000 SBC Communications, Inc.                          1,820
                                                        --------
                                                           5,531
                                                        --------
 COMPUTERS AND OFFICE MACHINES--8.2%
  26,300 Cisco Systems, Inc.*                              2,268
  21,000 Compaq Computer Corp.                             1,311
  14,000 International Business Machines Corp.             1,534
  25,000 McAfee Associates, Inc.*                          1,144
  31,800 Microsoft Corp.                                   4,500
  69,450 Oracle Systems Corp.*                             2,313
                                                        --------
                                                          13,070
                                                        --------
 CONSUMER PRODUCTS--5.8%
  84,700 Newell Co.                                        3,457
  78,000 Philip Morris Cos., Inc.                          3,393
  31,500 Procter & Gamble Co.                              2,404
                                                        --------
                                                           9,254
                                                        --------
 CREDIT INSTITUTIONS--1.0%
  58,400 MBNA Corp.                                        1,551
                                                        --------
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--10.0%
  35,000 Emerson Electric Co.                              1,925
  71,000 General Electric Co.                              5,236
  44,800 Intel Corp.                                       3,478
  39,900 Linear Technology Corp.                           2,569
  20,000 Motorola, Inc.                                    1,258
  40,000 Solectron Corp.                                   1,458
                                                        --------
                                                          15,924
                                                        --------
 FOOD AND BEVERAGES--2.4%
  28,000 Coca-Cola (The) Co.                               1,750
  55,800 PepsiCo, Inc.                                     2,058
                                                        --------
                                                           3,808
                                                        --------
 HEALTH SERVICES--7.3%
  24,000 Cardinal Health Inc.                              1,818
 122,500 Health Management Associates, Inc., Class A*      3,001
  86,000 HEALTHSOUTH Corp.                                 2,257
  33,000 Johnson & Johnson Co.                             2,077
  85,000 Omnicare, Inc.                                    2,454
                                                        --------
                                                          11,607
                                                        --------


  Shares  Description                           Value
-------------------------------------------------------
 INDUSTRIAL INSTRUMENTS--1.4%
   36,600 Hewlett-Packard Co.                  $  2,235
                                               --------
 INSURANCE SERVICES--4.1%
   35,850 American International Group, Inc.      3,614
   46,800 MBIA, Inc.                              2,942
                                               --------
                                                  6,556
                                               --------
 MORTGAGE AGENCIES--3.2%
   75,700 Fannie Mae                              3,998
   25,000 Freddie Mac                             1,031
                                               --------
                                                  5,029
                                               --------
 OIL AND GAS--11.4%
   32,000 Chevron Corp.                           2,566
   72,800 Exxon Corp.                             4,441
   59,700 Mobil Corp.                             4,295
   54,800 Royal Dutch Petroleum Co. ADR           2,887
   48,800 Schlumberger Ltd. ADR                   4,017
                                               --------
                                                 18,206
                                               --------
 PHARMACEUTICALS--7.2%
   25,000 Abbott Laboratories                     1,625
   19,000 Bristol-Myers Squibb Co.                1,779
   24,000 Lilly (Eli) & Co.                       1,514
   30,400 Merck & Co., Inc.                       2,875
   33,200 Pfizer, Inc.                            2,415
    9,000 Warner-Lambert Co.                      1,259
                                               --------
                                                 11,467
                                               --------
 PROFESSIONAL SERVICES--6.5%
   50,000 AccuStaff, Inc.*                        1,478
   68,400 Cintas Corp.                            2,659
   22,400 Computer Sciences Corp.*                1,774
   60,000 Paychex, Inc.                           2,460
   60,000 Snyder Communications, Inc.             2,036
                                               --------
                                                 10,407
                                               --------
 RECREATION AND LEISURE SERVICES--2.7%
   49,900 Carnival Corp., Class A                 2,698
   16,000 Disney (The Walt) Co.                   1,519
                                               --------
                                                  4,217
                                               --------
 RETAIL--13.4%
   60,000 Consolidated Stores Corp.*              2,917
   30,000 Fastenal Co.                            1,590
   57,050 Home Depot (The), Inc.                  3,191
   23,000 Kohl's Corp.*                           1,665
   95,850 Staples, Inc.*                          2,702
   59,000 Starbucks Corp.*                        2,057
   85,700 Wal-Mart Stores, Inc.                   3,423
  118,600 Walgreen Co.                            3,817
                                               --------
                                                 21,362
                                               --------

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1997
(All amounts in thousands, except shares and number of contracts)

 Shares/ Principal Amount Description   Value
---------------------------------------------
                    DIVERSIFIED GROWTH PORTFOLIO--CONTINUED
 TELECOMMUNICATIONS--1.8%
   22,000 Lucent Technologies, Inc.         $  1,763
   20,000 Tellabs, Inc.*                       1,040
                                            --------
                                               2,803
-----------------------------------------------------
 TOTAL COMMON STOCKS (Cost $101,155)        $152,326
-----------------------------------------------------
 U.S. GOVERNMENT OBLIGATION--0.1%
          U.S. Treasury Bill #
 $    230  4.930% Due 01/02/98              $    229
-----------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATION
  (Cost $229)                               $    229
-----------------------------------------------------
 SHORT-TERM INVESTMENT--5.2%
          Banco Central Hispanoamericano,
          Grand Cayman
 $  8,273  5.750% Due 12/01/97              $  8,273
-----------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT (Cost $8,273)  $  8,273
-----------------------------------------------------
 TOTAL INVESTMENTS--101.1%
  (Cost $109,657)                           $160,828
-----------------------------------------------------
 Liabilities, less other assets--(1.1)%       (1,749)
-----------------------------------------------------
 NET ASSETS--100.0%                         $159,079
-----------------------------------------------------
-----------------------------------------------------

OPEN FUTURES CONTRACTS:

                                                                       Unrealized
                Number of     Contract     Contract      Contract         Gain
    Type        Contracts      Amount      Position     Expiration       (Loss)
---------------------------------------------------------------------------------
RUSSELL 2000        14         $2,958        Long        12/19/97        $  65
S&P MIDCAP          20          3,341        Long        12/19/97         (131)
---------------------------------------------------------------------------------
                                                                         $ (66)
---------------------------------------------------------------------------------

*Non-income producing security.

# Security pledged to cover margin requirements for open futures contracts.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                    Value
---------------------------------------------------------------
                             EQUITY INDEX PORTFOLIO
 COMMON STOCKS--96.8%
 AGRICULTURE--0.1%
   8,200 Pioneer Hi-Bred International, Inc.           $    837
                                                       --------
 APPAREL--0.1%
   8,700 Liz Claiborne, Inc.                                437
  15,800 VF Corp.                                           730
                                                       --------
                                                          1,167
                                                       --------
 BANKING--7.7%
  12,200 Ahmanson (H. F.) & Co.                             726
  72,849 Banc One Corp.                                   3,743
  47,500 Bank of New York Co., Inc.                       2,553
  87,352 BankAmerica Corp.                                6,377
  18,200 BankBoston Corp.                                 1,622
  12,400 Bankers Trust New York Corp.                     1,470
  24,900 Barnett Banks, Inc.                              1,752
  52,946 Chase Manhattan Corp.                            5,751
  57,300 Citicorp                                         6,872
  13,200 Comerica, Inc.                                   1,124
  25,300 CoreStates Financial Corp.                       1,956
  19,250 Fifth Third Bancorp                              1,357
  37,007 First Chicago NBD Corp.                          2,896
  70,230 First Union Corp.                                3,424
   7,100 Golden West Financial Corp.                        636
  23,900 Huntington Bancshares, Inc.                        813
  27,200 KeyCorp                                          1,834
  31,500 Mellon Bank Corp.                                1,786
  22,400 Morgan (J. P.) & Co., Inc.                       2,558
  26,900 National City Corp.                              1,796
  89,060 NationsBank Corp.                                5,349
  93,700 Norwest Corp.                                    3,508
  38,400 PNC Bank Corp.                                   2,066
   6,900 Republic New York Corp.                            750
  20,100 State Street Corp.                               1,196
  26,700 SunTrust Banks, Inc.                             1,896
  30,639 U.S. Bancorp                                     3,296
  21,000 Wachovia Corp.                                   1,617
  10,966 Wells Fargo & Co.                                3,369
                                                       --------
                                                         74,093
                                                       --------
 BITUMINOUS COAL AND LIGNITE SURFACE MINING--0.1%
  35,718 Houston Industries, Inc.                           846
   1,000 NACCO Industries, Inc.                             109
                                                       --------
                                                            955
                                                       --------
 BROKERAGE AND FINANCIAL SERVICES--1.9%
  58,600 American Express Co.                             4,622
  33,050 Charles Schwab Corp.                             1,274
  31,301 Fleet Financial Group, Inc.                      2,068
  17,000 Green Tree Financial Corp.                         521
  41,400 Merrill Lynch & Co., Inc.                        2,906
  73,349 Morgan Stanley, Dean Witter, Discover & Co.      3,984
  21,900 Synovus Financial Corp.                            699
  31,290 Washington Mutual, Inc.                          2,163
                                                       --------
                                                         18,237
                                                       --------

 Shares  Description                                 Value
------------------------------------------------------------
 CHEMICALS AND ALLIED PRODUCTS--10.5%
  96,200 Abbott Laboratories                        $  6,253
  13,700 Air Products and Chemicals, Inc.              1,051
   8,100 Allergan, Inc.                                  274
  81,100 American Home Products Corp.                  5,667
  33,200 Amgen, Inc.*                                  1,697
  34,900 Baxter International, Inc.                    1,767
 124,600 Bristol-Myers Squibb Co.                     11,666
  12,900 Clorox Co.                                    1,001
  37,000 Colgate-Palmolive Co.                         2,472
  28,500 Dow Chemical Co.                              2,814
 141,400 du Pont (E. I.) de Nemours & Co.              8,564
   9,775 Eastman Chemical Co.                            590
   8,100 Ecolab, Inc.                                    413
   4,700 FMC Corp.*                                      343
   6,800 Goodrich (B. F.) Co.                            303
   9,100 Grace (W. R.) & Co.                             662
   7,500 Great Lakes Chemical Corp.                      337
  12,400 Hercules, Inc.                                  602
  13,700 International Flavors & Fragrances, Inc.        660
 139,096 Lilly (Eli) & Co.                             8,772
 151,000 Merck & Co., Inc.                            14,279
  17,500 Morton International, Inc.                      596
   8,400 Nalco Chemical Co.                              326
 161,600 Pfizer, Inc.                                 11,756
  63,520 Pharmacia & Upjohn, Inc.                      2,144
  22,400 PPG Industries, Inc.                          1,298
  19,800 Praxair, Inc.                                   870
   7,700 Rohm & Haas Co.                                 708
  91,600 Schering-Plough Corp.                         5,742
  21,600 Sherwin-Williams Co.                            617
  12,500 Sigma-Aldrich Corp.                             452
  15,500 Union Carbide Corp.                             684
  33,900 Warner-Lambert Co.                            4,742
                                                    --------
                                                     100,122
                                                    --------
 COMMUNICATIONS--8.3%
  63,000 AirTouch Communications, Inc.*                2,473
  23,400 Alltel Corp.                                    930
  68,800 Ameritech Corp.                               5,302
 203,100 AT&T Corp.                                   11,348
  97,080 Bell Atlantic Corp.                           8,664
 124,000 BellSouth Corp.                               6,789
  12,300 Clear Channel Communications, Inc.*             833
  43,600 Comcast Corp., Class A                        1,221
  20,500 Frontier Corp.                                  502
 119,600 GTE Corp.                                     6,047
  24,800 HBO & Co.                                     1,113
  80,264 Lucent Technologies, Inc.                     6,431
   9,200 Mallinckrodt, Inc.                              340
  86,500 MCI Communications Corp.                      3,801
  18,400 NextLevel Systems, Inc.*                        244
  11,700 Providian Corp.                                 516
 114,256 SBC Communications, Inc.                      8,319
  53,800 Sprint Corp.                                  3,151
  22,600 Tellabs, Inc.*                                1,175

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1997
(All amounts in thousands, except shares)

 Shares  Description                              Value
---------------------------------------------------------
                       EQUITY INDEX PORTFOLIO--CONTINUED
  59,900 US West Communications Group            $  2,707
  75,800 US West Media Group*                       2,013
  44,100 Viacom, Inc., Class B*                     1,544
 112,800 WorldCom, Inc.*                            3,610
                                                 --------
                                                   79,073
                                                 --------
 COMPUTERS AND OFFICE MACHINES--6.5%
   9,100 Adobe Systems, Inc.                          382
  15,900 Apple Computer, Inc.*                        282
  26,300 Bay Networks, Inc.*                          791
  19,700 Cabletron Systems, Inc.*                     453
  10,100 Ceridian Corp.*                              443
  83,700 Cisco Systems, Inc.*                       7,219
  94,495 Compaq Computer Corp.                      5,900
   5,900 Data General Corp.*                          106
  41,400 Dell Computer Corp.*                       3,485
  19,100 Digital Equipment Corp.*                     941
  61,600 EMC Corp.*                                 1,867
 122,800 International Business Machines Corp.     13,454
 149,800 Microsoft Corp.                           21,197
  15,900 Parametric Technology Co.*                   804
  18,000 Pitney Bowes, Inc.                         1,513
  30,600 Seagate Technology, Inc.*                    694
  22,100 Silicon Graphics, Inc.*                      290
  13,300 Tandy Corp.                                  572
  43,100 3Com Corp.*                                1,562
  21,900 Unisys Corp.*                                313
                                                 --------
                                                   62,268
                                                 --------
 CONSTRUCTION--0.2%
  13,900 Dover Corp.                                  932
  21,900 Dresser Industries, Inc.                     819
                                                 --------
                                                    1,751
                                                 --------
 CONSUMER PRODUCTS--5.0%
  16,600 Avon Products, Inc.                          960
  21,400 Fortune Brands, Inc.                         774
  70,000 Gillette Co.                               6,462
 166,400 Johnson & Johnson                         10,473
  69,584 Kimberly-Clark Corp.                       3,623
 303,000 Philip Morris Cos., Inc.                  13,181
 168,900 Procter & Gamble Co.                      12,889
                                                 --------
                                                   48,362
                                                 --------
 CREDIT INSTITUTIONS--0.6%
   6,600 Beneficial Corp.                             512
  13,400 Countrywide Credit Industries, Inc.          549
  13,400 Household International, Inc.              1,688
  62,687 MBNA Corp.                                 1,665
  14,300 MGIC Investment Corp.                        836
                                                 --------
                                                    5,250
                                                 --------
 ELECTRONICS AND ELECTRICAL EQUIPMENT--7.4%
  17,600 Advanced Micro Devices, Inc.*                384
  27,456 AMP, Inc.                                  1,193
  11,230 Andrew Corp.*                                298

 Shares  Description                          Value
-----------------------------------------------------
  45,600 Applied Materials, Inc.*            $  1,505
  15,300 Cooper Industries, Inc.                  790
  14,700 DSC Communications Corp.*                332
  55,500 Emerson Electric Co.                   3,053
 409,400 General Electric Co.                  30,193
  10,000 Harris Corp.                             474
 204,200 Intel Corp.                           15,851
  14,600 ITT Corp.*                             1,108
  10,500 Kla-Tencor Corp.*                        407
  17,700 LSI Logic Corp.*                         412
  12,300 Maytag Corp.                             397
  26,300 Micron Technology, Inc.*                 654
  74,400 Motorola, Inc.                         4,678
  20,200 National Semiconductor Corp.*            669
   5,600 National Service Industries, Inc.        262
  32,800 Northern Telecom Ltd.                  2,946
   5,500 Raychem Corp.                            520
   9,700 Scientific-Atlanta, Inc.                 194
  63,300 Tele-Communications, Inc.*             1,450
  48,000 Texas Instruments, Inc.                2,364
   6,900 Thomas & Betts Corp.                     313
   9,300 Whirlpool Corp.                          510
                                             --------
                                               70,957
                                             --------
 FOOD AND BEVERAGES--6.7%
  61,500 Anheuser-Busch Cos., Inc.              2,656
  70,029 Archer-Daniels-Midland Co.             1,497
   8,600 Brown-Forman Corp., Class B              442
  57,500 Campbell Soup Co.                      3,220
 310,200 Coca-Cola (The) Co.                   19,387
  59,100 ConAgra, Inc.                          2,124
   4,600 Coors (Adolph) Co., Class B              166
  18,000 CPC International, Inc.                1,861
  20,000 General Mills, Inc.                    1,480
  46,200 Heinz (H. J.) Co.                      2,313
  17,900 Hershey Foods Corp.                    1,099
  51,600 Kellogg Co.                            2,393
  86,000 McDonalds Corp.                        4,171
 191,400 PepsiCo, Inc.                          7,058
  17,200 Quaker Oats Co.                          912
  13,300 Ralston-Ralston Purina Group           1,237
  60,100 Sara Lee Corp.                         3,178
  46,400 Seagram (The) Co. Ltd.                 1,499
  19,130 Tricon Global Restaurants*               647
  80,000 Unilever N.V.                          4,645
  23,000 UST, Inc.                                710
  12,700 Whitman Corp.                            334
  14,500 Wrigley (Wm.) Jr. Co.                  1,147
                                             --------
                                               64,176
                                             --------
 FURNITURE--0.1%
  20,600 Masco Corp.                              971
                                             --------
 GENERAL BUILDING CONTRACTORS--0.1%
   3,600 Centex Corp.                             228
  15,900 Honeywell, Inc.                        1,041
   4,800 Kaufman & Broad Home Corp.               104
                                             --------
                                                1,373
                                             --------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                Value
-----------------------------------------------------------
 GLASS, CLAY AND STONE PRODUCTS--0.2%
  28,900 Corning, Inc.                             $  1,226
  19,900 Newell Co.                                     812
                                                   --------
                                                      2,038
                                                   --------
 HEALTH SERVICES--1.1%
  10,600 ALZA Corp.*                                    283
  13,800 Beverly Enterprises, Inc.*                     235
  81,795 Columbia/HCA Healthcare Corp.                2,413
  18,500 Guidant Corp.                                1,189
  48,400 HEALTHSOUTH Corp.*                           1,271
  20,500 Humana, Inc.*                                  455
   7,950 Manor Care, Inc.                               280
  58,500 Medtronic, Inc.                              2,793
  11,500 St. Jude Medical, Inc.*                        341
  37,900 Tenet Healthcare Corp.*                      1,201
                                                   --------
                                                     10,461
                                                   --------
 HEAVY CONSTRUCTION--0.2%
  10,500 Fluor Corp.                                    377
   5,100 Foster Wheeler Corp.                           157
  31,700 Halliburton Co.                              1,710
                                                   --------
                                                      2,244
                                                   --------
 INDUSTRIAL INSTRUMENTS--2.1%
   7,200 Bard (C. R.), Inc.                             216
   6,900 Bausch & Lomb, Inc.                            273
  15,300 Becton, Dickinson & Co.                        789
  13,900 Biomet, Inc.                                   332
  24,300 Boston Scientific Corp.*                     1,098
  40,700 Eastman Kodak Co.                            2,467
 130,100 Hewlett-Packard Co.                          7,944
  10,500 Johnson Controls, Inc.                         481
   5,400 Millipore Corp.                                209
   5,500 Perkin-Elmer Corp.                             383
   5,700 Polaroid Corp.                                 242
  29,600 Raytheon Co.                                 1,656
   6,200 Tektronix, Inc.                                260
   9,200 United States Surgical Corp.                   243
  40,700 Xerox Corp., Inc.                            3,162
                                                   --------
                                                     19,755
                                                   --------
 INSURANCE SERVICES--4.7%
  18,757 Aetna, Inc.                                  1,414
  54,365 Allstate Corp.                               4,669
  31,070 American General Corp.                       1,674
  87,712 American International Group, Inc.           8,842
  20,900 Aon Corp.                                    1,106
  21,600 Chubb Corp.                                  1,532
   9,300 CIGNA Corp.                                  1,555
  23,500 Conseco, Inc.                                1,094
  10,000 General Re Corp.                             1,985
  14,800 Hartford Financial Services Group, Inc.      1,240
   8,825 Jefferson-Pilot Corp.                          673
  12,700 Lincoln National Corp.                         906
  14,400 Loews Corp.                                  1,528

 Shares  Description                       Value
--------------------------------------------------
  21,100 Marsh & McLennan Cos., Inc.      $  1,571
  11,200 MBIA, Inc.                            704
   9,000 Progressive Corp.                     918
  17,400 SAFECO Corp.                          850
  10,500 St. Paul Cos., Inc.                   840
  24,400 SunAmerica, Inc.                      988
  17,300 Torchmark Corp.                       706
   7,900 Transamerica Corp.                    858
 143,037 Travelers Group, Inc.               7,223
  23,500 United Healthcare Corp.             1,223
  17,400 UNUM Corp.                            825
  13,900 USF&G Corp.                           281
                                          --------
                                            45,205
                                          --------
 JEWELRY AND PRECIOUS METALS--0.0%
   4,900 Jostens, Inc.                         118
                                          --------
 LUMBER AND WOOD PRODUCTS--0.0%
  13,700 Louisiana-Pacific Corp.               277
                                          --------
 MACHINERY--1.3%
  21,100 Baker Hughes, Inc.                    884
  11,800 Black & Decker Corp.                  434
   3,200 Briggs & Stratton Corp.               164
  12,400 Brunswick Corp.                       415
   9,300 Case Corp.                            577
  47,100 Caterpillar, Inc.                   2,258
   5,000 Cincinnati Milacron, Inc.             148
   4,800 Cummins Engine Co., Inc.              309
  31,500 Deere & Co.                         1,727
   6,300 General Signal Corp.                  257
   6,200 Harnischfeger Industries, Inc.        237
  20,750 Ingersoll-Rand Co.                    848
  21,300 Tenneco, Inc.                         923
  18,800 Thermo Electron Corp.*                692
   7,900 Timken (The) Co.                      280
  66,600 Tyco International Ltd.             2,614
                                          --------
                                            12,767
                                          --------
 MANUFACTURING--0.1%
   3,500 Aeroquip-Vickers, Inc.                179
   7,000 Alberto-Culver Co., Class B           218
  14,800 ITT Industries, Inc.                  470
   2,600 Pulte Corp.                           105
                                          --------
                                               972
                                          --------
 MERCHANDISE--GENERAL--0.1%
   7,600 Snap-On, Inc.                         334
  11,100 Stanley Works (The)                   489
                                          --------
                                               823
                                          --------
 METAL MINING--0.3%
  46,600 Barrick Gold Corp.                    772
  28,700 Battle Mountain Gold Co.              145
  11,650 Cyprus Amax Minerals Co.              213
  17,200 Echo Bay Mines Ltd.*                   40

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1997
(All amounts in thousands, except shares)

 Shares  Description                                      Value
-----------------------------------------------------------------
                       EQUITY INDEX PORTFOLIO--CONTINUED
  24,900 Freeport-McMoRan Copper & Gold, Inc., Class B   $    521
  18,300 Homestake Mining Co.                                 192
  20,900 Inco, Ltd.                                           398
  19,497 Newmont Mining Corp.                                 586
  29,900 Placer Dome, Inc.                                    366
                                                         --------
                                                            3,233
                                                         --------
 METAL PRODUCTS--0.2%
  22,027 Allegheny Teledyne, Inc.                             567
   3,800 Ball Corp.                                           146
   5,700 Crane Co.                                            240
   6,900 McDermott International, Inc.                        217
  13,925 Parker-Hannifin Corp.                                620
                                                         --------
                                                            1,790
                                                         --------
 MORTGAGE AGENCIES--1.1%
 132,700 Fannie Mae                                         7,008
  86,900 Freddie Mac                                        3,585
                                                         --------
                                                           10,593
                                                         --------
 NATURAL GAS--0.7%
  11,300 Apache Corp.                                         415
  13,300 Coastal Corp.                                        779
   6,900 Columbia Gas System, Inc.                            502
  11,900 Consolidated Natural Gas Co.                         718
   2,500 Eastern Enterprises                                  101
  38,300 Enron Corp.                                        1,484
   6,100 NICOR, Inc.                                          246
   3,500 ONEOK, Inc.                                          131
  10,400 Pacific Enterprises                                  368
   4,400 Peoples Energy Corp.                                 161
  10,700 Sonat, Inc.                                          466
  19,850 Williams (The) Cos., Inc.                          1,061
                                                         --------
                                                            6,432
                                                         --------
 OFFICE EQUIPMENT--0.1%
  16,600 Ikon Office Solutions, Inc.                          505
                                                         --------
 OIL AND GAS--5.2%
   7,500 Anadarko Petroleum Corp.                             487
  22,052 Burlington Resources, Inc.                           981
  81,900 Chevron Corp.                                      6,567
 309,400 Exxon Corp.                                       18,873
   3,100 Helmerich & Payne, Inc.                              236
  41,400 Occidental Petroleum Corp.                         1,229
  13,200 Oryx Energy Co.*                                     356
  10,800 Rowan Cos., Inc.*                                    367
 268,100 Royal Dutch Petroleum Co.                         14,126
  61,900 Schlumberger Ltd.                                  5,095
  31,776 Union Pacific Resources Group, Inc.                  790
   6,700 Western Atlas, Inc.*                                 466
                                                         --------
                                                           49,573
                                                         --------
 PACKAGING AND CONTAINER PRODUCTS--0.1%
  16,000 Crown Cork & Seal Co., Inc.                          781
  17,500 Owens-Illinois, Inc.*                                593
                                                         --------
                                                            1,374
                                                         --------

 Shares  Description                             Value
--------------------------------------------------------
 PAPER PRODUCTS--1.4%
  12,900 Avery Dennison Corp.                   $    540
   6,600 Bemis Co., Inc.                             278
   7,000 Boise Cascade Co.                           236
  12,000 Champion International Corp.                643
  23,600 Fort James, Corp.                           923
  11,400 Georgia-Pacific Corp.                       973
  37,835 International Paper Co.                   1,795
   6,500 Mead Corp.                                  420
  52,000 Minnesota Mining & Manufacturing Co.      5,067
  12,404 Stone Container Corp.*                      155
   7,100 Temple-Inland, Inc.                         406
   8,700 Union Camp Corp.                            523
  12,750 Westvaco Corp.                              416
  24,900 Weyerhaeuser Co.                          1,315
                                                --------
                                                  13,690
                                                --------
 PERSONAL SERVICES--0.6%
  13,000 Block (H&R), Inc.                           533
  19,900 HFS, Inc.*                                1,366
  31,300 Hilton Hotels Corp.                         974
  15,900 Marriot International, Inc.               1,152
  31,500 Service Corp. International               1,152
  13,900 Willamette Industries, Inc.                 488
                                                --------
                                                   5,665
                                                --------
 PETROLEUM--2.7%
  11,500 Amerada Hess Corp.                          644
  61,400 Amoco Corp.                               5,526
   9,300 Ashland, Inc.                               434
  40,100 Atlantic Richfield Co.                    3,268
   6,000 Kerr-McGee Corp.                            398
  98,300 Mobil Corp.                               7,071
   5,900 Pennzoil Co.                                393
  32,900 Phillips Petroleum Co.                    1,594
   9,100 Sun Co., Inc.                               368
  66,000 Texaco, Inc.                              3,729
  30,900 Unocal Corp.                              1,230
  36,000 USX--Marathon Group                       1,233
                                                --------
                                                  25,888
                                                --------
 PRINTING AND PUBLISHING--1.3%
   9,400 American Greetings Corp.                    345
  10,300 Deluxe Corp.                                364
  18,300 Donnelley (RR) & Sons Co.                   645
  12,000 Dow Jones & Co., Inc.                       607
  35,400 Gannett Co., Inc.                         2,055
   3,800 Harland (John H.) Co.                        79
  10,900 Knight-Ridder, Inc.                         546
  12,400 McGraw Hill Cos., Inc.                      849
   6,700 Meredith Corp.                              234
  11,100 Moore Corp. Ltd.                            173
  12,000 New York Times Co., Class A                 713
  70,000 Time Warner, Inc.                         4,078
  12,000 Times Mirror Co., Class A                   713
  15,300 Tribune Co.                                 863
                                                --------
                                                  12,264
                                                --------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                 Value
------------------------------------------------------------
 PROFESSIONAL SERVICES--1.9%
   6,000 Autodesk, Inc.                             $    231
  36,600 Automatic Data Processing, Inc.               2,059
  68,325 Computer Associates International, Inc.       3,557
   9,600 Computer Sciences Corp.*                        760
  51,225 CUC International, Inc.*                      1,473
  18,900 Equifax, Inc.                                   645
  55,500 First Data Corp.                              1,571
  15,600 Interpublic Group of Cos., Inc.                 748
  43,700 Novell, Inc.*                                   404
 122,500 Oracle Corp.*                                 4,081
   9,700 Ryder System, Inc.                              352
   7,300 Safety-Kleen Corp.                              203
   3,100 Shared Medical Systems Corp.                    198
  46,100 Sun Microsystems, Inc.*                       1,660
                                                    --------
                                                      17,942
                                                    --------
 RECREATION AND LEISURE SERVICES--1.1%
  84,400 Disney (The Walt) Co.                         8,013
   8,800 Harcourt General, Inc.                          482
  12,600 Harrah's Entertainment, Inc.*                   253
   4,600 King World Productions, Inc.*                   250
  36,345 Mattel, Inc.                                  1,456
  22,400 Mirage Resorts, Inc.*                           532
                                                    --------
                                                      10,986
                                                    --------
 RESEARCH AND CONSULTING SERVICES--0.2%
  20,500 Cognizant Corp.                                 879
  21,300 Dun & Bradstreet (The) Corp.                    596
   5,700 EG&G, Inc.                                      112
                                                    --------
                                                       1,587
                                                    --------
 RETAIL--5.0%
  30,700 Albertson's, Inc.                             1,362
  34,000 American Stores Co.                             674
  18,900 Autozone, Inc.*                                 567
  13,200 Charming Shoppes, Inc.*                          65
  12,300 Circuit City Stores, Inc.                       404
  26,603 Costco Companies, Inc.*                       1,179
  21,500 CVS Corp.                                     1,427
  19,100 Darden Restaurants, Inc.                        227
  27,200 Dayton-Hudson Corp.                           1,807
  14,000 Dillard Department Stores, Inc., Class A        512
  26,200 Federated Department Stores, Inc.*            1,194
  33,500 Gap, Inc.                                     1,799
   7,500 Giant Food, Inc., Class A                       253
   4,800 Great Atlantic & Pacific Tea Co., Inc.          148
  15,875 Hasbro, Inc.                                    461
  91,250 Home Depot (The), Inc.                        5,104
  60,900 Kmart Corp.*                                    765
  31,800 Kroger Co.*                                   1,095
  34,000 Limited, Inc. (The)                             818
   4,900 Longs Drug Stores, Inc.                         143
  21,700 Lowe's Cos., Inc.                               997

 Shares  Description                         Value
----------------------------------------------------
  29,100 May Department Stores Co.          $  1,564
   4,600 Mercantile Stores Co., Inc.             297
  36,100 Nike, Inc., Class B                   1,758
   9,700 Nordstrom, Inc.                         572
  31,100 Penney (J.C.) Co., Inc.               1,998
   7,900 Pep Boys-Manny, Moe & Jack              198
   7,000 Reebok International Ltd.*              275
  15,400 Rite Aid Corp.                        1,013
  49,000 Sears, Roebuck & Co.                  2,245
   7,600 SUPERVALU , Inc.                        299
  20,400 TJX Cos., Inc.                          704
  35,700 Toys "R" Us, Inc.*                    1,218
 283,200 Wal-Mart Stores, Inc.                11,310
  61,600 Walgreen Co.                          1,983
  16,500 Wendy's International, Inc.             347
  18,600 Winn-Dixie Stores, Inc.                 752
  16,900 Woolworth Corp.*                        365
                                            --------
                                              47,899
                                            --------
 RUBBER AND PLASTICS--0.6%
   5,100 Armstrong World Industries, Inc.        352
   9,800 Cooper Tire & Rubber Co.                219
  19,500 Goodyear Tire & Rubber Co.            1,183
  73,700 Monsanto Co.                          3,220
  18,700 Rubbermaid, Inc.                        453
   7,600 Tupperware Corp.                        181
                                            --------
                                               5,608
                                            --------
 SANITARY SERVICES--0.3%
  24,700 Browning-Ferris Industries, Inc.        881
  41,100 Laidlaw, Inc.                           534
  56,680 Waste Management, Inc.                1,396
                                            --------
                                               2,811
                                            --------
 SERVICE INDUSTRY MACHINERY--0.3%
  15,866 Pall Corp.                              335
  88,300 Westinghouse Electric Corp.           2,649
                                            --------
                                               2,984
                                            --------
 STEEL PRODUCTS--0.6%
  28,400 Alcan Aluminum Ltd.                     765
  21,700 Aluminum Co. of America               1,459
  13,200 Armco, Inc.*                             70
   5,300 ASARCO, Inc.                            132
  14,100 Bethlehem Steel Corp.*                  145
  18,087 Engelhard Corp.                         322
   6,100 Inland Steel Industries, Inc.           117
  11,000 Nucor Corp.                             550
   6,700 Owens Corning                           246
   7,600 Phelps Dodge Corp.                      504
   9,200 Reynolds Metals Co.                     524
  10,700 USX--U.S. Steel Group                   335
  12,075 Worthington Industries, Inc.            219
                                            --------
                                               5,388
                                            --------

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1997
(All amounts in thousands, except shares and number of contracts)


 Shares  Description                                  Value
-------------------------------------------------------------
                       EQUITY INDEX PORTFOLIO--CONTINUED
 TEXTILES--0.0%
   9,200 Fruit of the Loom, Inc., Class A*           $    214
   4,500 Russell Corp.                                    138
   2,500 Springs Industries, Inc., Class A                126
                                                     --------
                                                          478
                                                     --------
 TRANSPORTATION PARTS AND EQUIPMENT--4.0%
  70,800 AlliedSignal, Inc.                             2,628
 125,200 Boeing Co.                                     6,651
  84,300 Chrysler Corp.                                 2,893
  13,100 Dana Corp.                                       612
   9,700 Eaton Corp.                                      916
   7,900 Echlin, Inc.                                     250
   4,500 Fleetwood Enterprises, Inc.                      161
 149,300 Ford Motor Co.                                 6,420
   7,800 General Dynamics Corp.                           676
  91,200 General Motors Corp.                           5,563
  31,200 Illinois Tool Works, Inc.                      1,710
  24,254 Lockheed Martin Corp.*                         2,366
   9,120 Navistar International Corp.*                    201
   8,300 Northrop Grumman Corp.                           936
   9,720 PACCAR, Inc.                                     535
  26,100 Rockwell International Corp.                   1,272
  20,600 Textron, Inc.                                  1,218
  15,400 TRW, Inc.                                        874
  29,400 United Technologies Corp.                      2,203
                                                     --------
                                                       38,085
                                                     --------
 TRANSPORTATION SERVICES--1.2%
  11,500 AMR Corp.*                                     1,394
  19,465 Burlington Northern Santa Fe Corp.             1,781
   4,900 Caliber Systems, Inc.                            262
  27,200 CSX Corp.                                      1,423
   9,200 Delta Air Lines, Inc.                          1,025
  14,400 Federal Express Corp.*                           966
  47,100 Norfolk Southern Corp.                         1,498
  27,450 Southwest Airlines Co.                           671
  30,900 Union Pacific Corp.                            1,854
  11,300 US Airways Group, Inc.*                          623
                                                     --------
                                                       11,497
                                                     --------
 UTILITIES--2.4%
  23,700 American Electric Power Co.                    1,175
  18,500 Baltimore Gas & Electric Co.                     568
  18,900 Carolina Power & Light Co.                       706
  26,500 Central & South West Corp.                       662
  19,710 Cinergy Corp.                                    702
  29,400 Consolidated Edison Co. of New York, Inc.      1,110
  23,200 Dominion Resources, Inc.                         902
  18,100 DTE Energy Co.                                   594
  45,043 Duke Energy Co.                                2,342
  49,600 Edison International                           1,330
  30,200 Entergy Corp.                                    785

  Shares/
 Principal
  Amount   Description                              Value
---------------------------------------------------------------------------
  28,700   FirstEnergy Corp.*                      $    775
  22,800   FPL Group, Inc.                            1,275
  15,100   GPU, Inc.                                    596
  18,100   Niagara Mohawk Power Corp.*                  173
   9,200   Northern States Power Co.                    505
  54,800   Pacific Gas & Electric Co.                 1,548
  37,000   PacifiCorp                                   863
  27,800   Peco Energy Co.                              676
  20,600   PP&L Resources, Inc.                         484
  29,000   Public Service Enterprise Group, Inc.        846
  85,600   Southern Co.                               2,054
  30,112   Texas Utilities Co.                        1,204
  27,000   Unicom Corp.                                 786
  12,800   Union Electric Co.                           510
                                                   --------
                                                     23,171
                                                   --------
 WHOLESALE--0.4%
  13,600   Cardinal Health, Inc.                      1,030
   4,700   Fleming Cos., Inc.                            78
  22,475   Genuine Parts Co.                            719
   6,200   Grainger (W.W.), Inc.                        580
   3,600   Potlatch Corp.                               175
  21,800   Sysco Corp.                                  971
                                                   --------
                                                      3,553
---------------------------------------------------------------------------
 TOTAL COMMON STOCKS
  (Cost $611,739)                                  $927,248
---------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATION--0.2%
           U.S. Treasury Bill #
 $ 1,455   5.260%Due 01/02/98                      $  1,433
---------------------------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATION
  (Cost $1,433)                                    $  1,433
---------------------------------------------------------------------------
 SHORT-TERM INVESTMENT--3.0%
           Banco Central Hispanoamericano,
           Grand Cayman
 $28,932   5.750%Due 12/01/97                      $ 28,932
---------------------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $28,932)                                   $ 28,932
---------------------------------------------------------------------------
 TOTAL INVESTMENTS--100.0%
  (Cost $642,104)                                  $957,613
---------------------------------------------------------------------------
 Other assets, less liabilities--0.0%                    84
---------------------------------------------------------------------------
 NET ASSETS--100.0%                                $957,697
---------------------------------------------------------------------------
---------------------------------------------------------------------------

OPEN FUTURES CONTRACTS:

            Number of       Contract       Contract        Contract        Unrealized
 Type       Contracts        Amount        Position       Expiration          Gain
-------------------------------------------------------------------------------------
S&P 500        124          $29,401          Long          12/19/97           $201
-------------------------------------------------------------------------------------

*Non-income producing security.

# Security pledged to cover margin requirements for open futures contracts.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                     Value
----------------------------------------------------------------
                            FOCUSED GROWTH PORTFOLIO
 COMMON STOCKS--95.5%
 BANKING--6.4%
  15,000 BankAmerica Corp.                              $  1,095
  19,200 Chase Manhattan Corp.                             2,086
   9,500 Citicorp                                          1,139
  50,000 MBNA Corp.                                        1,328
  38,800 State Street Corp.                                2,309
                                                        --------
                                                           7,957
                                                        --------
 COMMUNICATIONS--3.5%
  17,000 Ameritech Corp.                                   1,310
  42,900 SBC Communications, Inc.                          3,124
                                                        --------
                                                           4,434
                                                        --------
 COMPUTERS AND OFFICE MACHINES--8.5%
  23,700 Cisco Systems, Inc.*                              2,044
  15,000 Compaq Computer Corp.                               936
  20,700 Computer Sciences Corp.*                          1,639
  16,700 International Business Machines Corp.             1,830
  21,700 Microsoft Corp.                                   3,071
  33,300 Oracle Systems Corp.*                             1,109
                                                        --------
                                                          10,629
                                                        --------
 CONSUMER PRODUCTS--5.7%
  10,300 Gillette Co.                                        951
  43,000 Newell Co.                                        1,755
  60,000 Philip Morris Cos., Inc.                          2,610
  23,400 Procter & Gamble Co.                              1,786
                                                        --------
                                                           7,102
                                                        --------
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--9.4%
  20,000 Emerson Electric Co.                              1,100
  62,700 General Electric Co.                              4,624
  27,000 Intel Corp.                                       2,096
  20,000 Linear Technology Corp.                           1,288
  14,000 Motorola, Inc.                                      880
  48,500 Selectron Corp.*                                  1,767
                                                        --------
                                                          11,755
                                                        --------
 FINANCIAL--1.9%
  61,200 Charles Schwab (The) Corp.                        2,360
                                                        --------
 FOOD AND BEVERAGES--3.9%
  46,100 Coca-Cola (The) Co.                               2,881
  52,900 PepsiCo, Inc.                                     1,951
                                                        --------
                                                           4,832
                                                        --------
 HEALTH SERVICES--8.9%
  27,000 Cardinal Health, Inc.                             2,045
  23,500 Guidant Corp.                                     1,510
  97,500 Health Management Associates, Inc., Class A*      2,389
  75,000 HEALTHSOUTH Corp.*                                1,969
  55,000 Medtronic, Inc.                                   2,626
  20,000 Omnicare, Inc.                                      578
                                                        --------
                                                          11,117
                                                        --------

 Shares  Description                           Value
------------------------------------------------------
 INDUSTRIAL INSTRUMENTS--1.6%
  32,800 Hewlett-Packard Co.                  $  2,003
                                              --------
 INSURANCE SERVICES--4.5%
  25,950 American International Group, Inc.      2,616
  25,000 MBIA, Inc.                              1,572
  25,000 MGIC Investment Corp.                   1,461
                                              --------
                                                 5,649
                                              --------
 MORTGAGE AGENCIES--2.9%
  46,400 Fannie Mae                              2,451
  30,000 Freddie Mac                             1,238
                                              --------
                                                 3,689
                                              --------
 OIL AND GAS--5.8%
  19,000 Chevron Corp.                           1,523
  41,000 Exxon Corp.                             2,501
  20,000 Mobil Corp.                             1,439
  34,400 Royal Dutch Petroleum Co.               1,812
                                              --------
                                                 7,275
                                              --------
 OIL FIELD MACHINERY AND EQUIPMENT--2.7%
  20,000 Dril-Quip, Inc.*                          599
  20,000 Halliburton Co.                         1,079
  20,400 Schlumberger Ltd. ADR                   1,679
                                              --------
                                                 3,357
                                              --------
 PHARMACEUTICALS--8.4%
  24,400 Abbott Laboratories                     1,586
  19,500 Bristol Myers Squibb Co.                1,825
  20,200 Lilly (Eli) & Co.                       1,274
  40,000 Pfizer, Inc.                            2,910
  25,200 Schering-Plough Corp.                   1,580
  10,000 Warner-Lambert Co.                      1,399
                                              --------
                                                10,574
                                              --------
 PROFESSIONAL SERVICES--5.1%
  65,000 AccuStaff, Inc.*                        1,921
  34,200 Cintas Corp.                            1,330
  40,000 Paychex, Inc.                           1,640
  45,000 Snyder Communications, Inc.             1,527
                                              --------
                                                 6,418
                                              --------
 RECREATION AND LEISURE SERVICES--2.6%
  37,300 Carnival Corp., Class A                 2,016
  13,000 Disney (The Walt) Co.                   1,234
                                              --------
                                                 3,250
                                              --------
 RETAIL--11.1%
  47,000 Consolidated Stores Corp.*              2,285
  20,000 Fastenal Co.                            1,060
  44,000 Home Depot (The) Inc.                   2,461
  19,700 Kohls Corp.*                            1,426
  70,000 Staples, Inc.*                          1,973
  30,000 Starbucks Corp.*                        1,046

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1997
(All amounts in thousands, except shares and number of contracts)

  Shares/
 Principal
  Amount   Description                                              Value
----------------------------------------------------------------------------
                      FOCUSED GROWTH PORTFOLIO--CONTINUED
  70,000   Wal-Mart Stores, Inc.                                   $  2,796
  28,000   Walgreen Co.                                                 901
                                                                   --------
                                                                     13,948
                                                                   --------
 TELECOMMUNICATIONS EQUIPMENT--2.6%
  21,700   Lucent Technologies, Inc.                                  1,739
  30,000   Tellabs, Inc.*                                             1,560
                                                                   --------
                                                                      3,299
----------------------------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $95,750)                                $119,648
----------------------------------------------------------------------------
 OTHER INVESTMENTS--2.4%
  12,500   Standard & Poor's 500 Depository Receipt
           Unit Trust, Series 1                                    $  1,195
  30,000   Standard & Poor's 400 Mid-Cap Depository Receipt Unit
           Trust, Series 1                                            1,892
----------------------------------------------------------------------------
 TOTAL OTHER INVESTMENTS (Cost $2,956)                             $  3,087
----------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATION--0.1%
           U.S. Treasury Bill #
     $85   4.930%Due 01/02/98                                      $     85
----------------------------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATION
  (Cost $85)                                                       $     85
----------------------------------------------------------------------------
 SHORT-TERM INVESTMENT--2.3%
           Banco Central Hispanoamericano,
           Grand Cayman
  $2,896   5.750%Due 12/01/97                                      $  2,896
----------------------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT (Cost $2,896)                         $  2,896
----------------------------------------------------------------------------
 TOTAL INVESTMENTS--100.3%
  (Cost $101,687)                                                  $125,716
----------------------------------------------------------------------------
 Liabilities, less other assets--(0.3)%                                (383)
----------------------------------------------------------------------------
 NET ASSETS--100.0%                                                $125,333
----------------------------------------------------------------------------
----------------------------------------------------------------------------

OPEN FUTURES CONTRACTS:

               Number of       Contract       Contract        Contract        Unrealized
Type           Contracts        Amount        Position       Expiration          Loss
----------------------------------------------------------------------------------------
S&P MIDCAP        14            $2,294          Long          12/19/97           $47
----------------------------------------------------------------------------------------

*Non-income producing security.

# Security pledged to cover margin requirements for open futures contracts.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                            Value
----------------------------------------------------------
                      INTERNATIONAL EQUITY INDEX PORTFOLIO
 COMMON STOCKS--82.3%
 AUSTRALIA--1.9%
    500 Aberfoyle Ltd.                        $     1
  3,000 Amcor Ltd.                                 13
  1,300 Ashton Mining Ltd.                          1
  1,400 Australian Gas Light Co. Ltd.               9
  3,700 Australian National Industries Ltd.         3
  5,399 Boral Ltd.                                 14
  1,000 Brambles Industries Ltd.                   19
  9,400 Broken Hill Proprietary Co. Ltd.           86
  2,500 Burns Philp & Co. Ltd.                      1
  3,966 Coca-Cola Amatil Ltd.                      30
  5,485 Coles Myer Ltd.                            27
  1,500 CRA Ltd.                                   17
  3,400 Crown Ltd.                                  2
  4,700 CSR Ltd.                                   16
  1,800 David Jones Ltd.                            2
  1,000 Delta Gold NL                               1
  1,400 Email Ltd.                                  3
    607 Faulding (F.H.) & Co. Ltd.                  3
  9,200 Foster's Brewing Group Ltd.                17
  2,237 Futuris Corp. Ltd.                          2
  5,400 General Property Trust Units               10
  2,981 Gio Australia Holdings Ltd.                 7
  5,996 Goodman Fielder Ltd.                        9
  1,218 Great Central Mines Ltd.                    1
  1,900 Hardie (James) Industries Ltd.              5
  1,300 Ici Australia Ltd.                          9
  1,200 Leighton Holdings Ltd.                      5
  1,150 Lend Lease Corp. Ltd.                      24
  7,767 M.I.M. Holdings Ltd.                        6
    900 Metal Manufactures Ltd.                     1
  6,900 National Australia Bank                    91
  1,100 Newcrest Mining Ltd.                        1
  9,400 News Corp. Ltd.                            50
  7,739 Normandy Mining Ltd.                        7
  3,400 North Ltd.                                  9
  4,800 Pacific Dunlop Ltd.                        10
  4,200 Pioneer International Ltd.                 11
    900 Plutonic Resources Ltd.                     1
  1,781 QBE Insurance Group Ltd.                    8
  3,100 QCT Resources Ltd.                          2
    900 Resolute Ltd.                               1
  1,000 RGC Ltd.                                    1
    500 Rothmans Holdings Ltd.                      3
  2,800 Santos Ltd.                                12
  1,900 Schroders Property Fund                     2
    900 Smith (Howard) Ltd.                         7
    400 Sons of Gwalia Ltd.                         1
  2,953 Southcorp Holdings Ltd.                     9
  1,500 Stockland Trust Group                       4
  1,400 TABCORP Holdings Ltd.                       7
  5,500 Westfield Trust                            11

 Shares Description                                              Value
-----------------------------------------------------------------------
  8,300 Westpac Banking Corp. Ltd.                              $    52
  5,363 WMC Ltd.                                                     17
                                                                -------
                                                                    661
                                                                -------
 AUSTRIA--0.3%
     11 Austria Mikro Systeme International A.G.                      1
    122 Austrian Airlines Osterreichische Luftverkehrs  A.G.*         3
    270 Bank Austria A.G.                                            13
     33 Bank Austria A.G. (Partial Certificates)                      1
     16 Bau Holdings A.G.                                             1
     52 Bohler-Uddeholm A.G.                                          3
      8 BWT A.G.                                                      1
    136 Creditanstalt-Bankverein                                      7
     32 EA-Generali A.G.                                              8
    101 Flughafen Wien A.G.                                           4
     18 Lenzing                                                       1
     52 Mayr-Melnhof Karton A.G.                                      3
     38 Oesterreichische Brau-Beteiligungs A.G.                       2
    146 Oesterreichische Elektrizitaetswirtschafts A.G.              11
    127 OMV A.G.                                                     17
     66 Radex-Heraklith Industriebeteiligungs A.G.                    2
     48 Steyr-Daimler-Puch A.G.                                       1
     24 Universale-Bau A.G.                                           1
     71 VA Technologies A.G.                                         10
     41 Wienerberger Baustoffindustrie A.G.                           8
                                                                -------
                                                                     98
                                                                -------
 BELGIUM--1.0%
    100 Algemene Maatschappij voor Nijverheidskredit  N.V.            4
     50 Barco Industries                                             10
      6 Bekaert N.V.                                                  4
     40 CBR Cementbedrisven                                           4
    180 Delhaize-Le Lion                                              9
    300 Electrabel S.A.                                              67
    200 Fortis A.G.                                                  40
    100 Generale de Banque S.A.                                      41
    100 Gevaert N.V.                                                  4
    100 Gevaert N.V. Warrants*                                        0
    100 Groupe Bruxelles Lambert S.A.                                15
     56 Kredietbank N.V.                                             23
    120 Petrofina S.A.                                               46
     63 Royale Belge                                                 17
    500 Solvay S.A.                                                  30
    375 Tractebel                                                    32
    100 Union Miniere Group                                           7
                                                                -------
                                                                    353
                                                                -------
 DENMARK--0.9%
     12 Aarhus Oliefabrik A/S, Class A                                1
     12 Aarhus Oliefabrik A/S, Class B, Limited Voting                1
     20 Aktieselskabet Korn-OG Foderstof Kompagniet  A/S              1
     54 Bang & Olufsen Holdings A/S                                   3

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1997
(All amounts in thousands, except shares)

 Shares Description                                   Value
---------------------------------------------------------------
                INTERNATIONAL EQUITY INDEX PORTFOLIO--CONTINUED
 DENMARK--Continued
    176 Carlsberg A/S, Class A                       $    10
    101 Carlsberg A/S, Class B                             6
      2 D/S 1912, Class B                                 80
    275 Danisco A/S                                       15
    300 Den Danske Bank                                   36
     85 Det Ostasiatiske Kompagni A/S*                     1
    160 FLS Industries A/S, Class B                        4
    105 GN Store Nord A/S                                  2
    124 International Service System A/S, Class B*         4
      6 J. Lauritzen Holding A/S                           1
     29 NKT Holding A/S                                    3
    340 Novo-Nordisk A/S, Class B                         42
     45 Radiometer A/S, Class B                            2
    154 SAS Danmark A/S                                    2
     25 Sophus Berendsen A/S, Class A                      4
     97 Sophus Berendsen A/S, Class B                     15
    589 Tele Danmark A/S                                  35
    254 Unidanmark A/S, Class A                           18
                                                     -------
                                                         286
                                                     -------
 FINLAND--0.6%
    500 Kemira Oy                                          5
    500 Kesko                                              7
  3,000 Merita Ltd., Class A                              15
    100 Metra Oy, Class A                                  3
    200 Metra Oy, Class B                                  5
    800 Nokia AB, Class A                                 64
    500 Nokia AB, Class K                                 40
    500 Outokumpu Oy, Class A                              7
    200 Pohjola Insurance Group, Class A                   7
    100 Pohjola Insurance Group, Class B                   4
     16 Rauma Group                                        0
    400 Sampo Insurance Co. Ltd., Class A                 13
  1,300 Upm-Kymmene Corp.                                 28
                                                     -------
                                                         198
                                                     -------
 FRANCE--7.0%
    200 Accor S.A.*                                       38
    950 Alcatel Alsthom S.A.                             119
  1,850 AXA-UAP                                          134
  1,200 Banque Nationale de Paris                         59
     10 Bongrain S.A.                                      4
    125 Bouygues                                          13
    210 Canal Plus                                        37
    220 Carrefour S.A.                                   118
    350 Casino Guichard-Perrachon S.A.                    19
     50 Chargeurs S.A.                                     3
    750 Cie Generale des Eaux                             99
    300 Cie Generale des Eaux Warrants*                    0
     50 Club Mediterranee                                  4
    175 Compagnie Bancaire S.A.                           26
    507 Compagnie de Saint Gobain                         69
    675 Compagnie Financiere de Paribas                   49

 Shares Description                              Value
-------------------------------------------------------
     50 Compagnie Generale de Geophysique S.A.   $    5
     50 Compagnie Parisienne de Reescompte            4
     30 Comptoirs Modernes                           15
     50 Credit National/Natexis                       3
    600 CSF                                          17
    400 Danone                                       64
     50 Dollfus-Mieg & Cie S.A.                       1
  1,400 Elf Aquitaine S.A.                          163
    150 Eridania Beghin-Say S.A.                     23
     50 Essilor International                        14
     25 Eurafrance S.A.                              10
     10 Europe 1 Communication                        2
     50 Groupe GTM                                    3
    450 Havas S.A.                                   29
    100 Imetal S.A.                                  12
    400 L'Air Liquide                                63
    390 L'OREAL                                     149
    500 Lafarage S.A.                                33
    650 Lagardere S.C.A.                             19
    160 Legrand S.A.                                 31
    500 LVMH Moet Hennessy Louis Vuitton             86
    942 Lyonnaise des Eaux S.A.                     101
    780 Michelin, Class B                            42
    150 Moulinex                                      4
    100 Nord-Est S.A.                                 2
     40 Pathe                                         8
    350 Pernod-Ricard                                18
    300 Peugeot Citroen                              34
    125 Pinault Printemps-Redoute S.A.               64
    100 Primagaz Cie                                  8
    110 Promodes                                     40
  2,050 Rhone-Poulenc, Class A                       92
     20 Sagem S.A.                                    9
    100 Salomon                                       9
    500 Sanofi S.A.                                  50
    750 Schneider S.A.                               40
    100 SEFIMEG                                       5
    250 SEITA                                         9
    150 Sidel S.A.                                    9
     75 Simco S.A.                                    5
     50 Skis Rossignol S.A.                           1
    300 Societe BIC S.A.                             21
    550 Societe Generale                             72
    100 Societe Technip                              10
     50 Sodexho Alliance S.A.                        27
    100 Sommer-Allibert                               3
  1,250 Total S.A., Class B                         131
     50 Union du Credit-Bail Immobilier               5
     50 Union Immobiliere de France                   3
  1,200 Usinor Sacilor                               19
    350 Valeo S.A.                                   23
     80 Worms et Compagnie                            6
                                                 ------
                                                  2,407
                                                 ------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                        Value
-----------------------------------------------------------------
 GERMANY--7.3%
    250 Adidas A.G.                                       $    35
  1,060 Allianz A.G.                                          251
     50 AMB Aachener & Muenchener Beteiligungs- A.G.           51
  2,750 BASF A.G.                                              97
  3,250 Bayer A.G.                                            120
  1,350 Bayer Hypotheken-und Wechsel-Bank A.G.                 59
  1,500 Bayerische Vereinsbank A.G.                            89
    350 Beiersdorf A.G.                                        15
     50 CKAG Colonia Konzern A.G.                               4
    350 Continental A.G.                                        9
  2,300 Daimler-Benz A.G.                                     163
    150 Degussa A.G.                                            7
  2,400 Deutsche Bank A.G.                                    154
  1,450 Deutsche Lufthansa A.G.                                28
  9,700 Deutsche Telekom A.G.                                 197
    200 Deutz A.G.*                                             1
    100 Douglas Holdings A.G.                                   4
  2,150 Dresdner Bank A.G.                                     83
     50 FAG Kugelfischer Georg Schaefer A.G.                    1
    220 Heidelbergerzement A.G.                                17
    250 Hochtief A.G.                                          10
     40 Karstadt A.G.                                          14
     40 Linde A.G.                                             25
    100 Man A.G.                                               30
    195 Mannesmann A.G.                                        91
    750 Merck KGaA                                             27
  1,010 Metro A.G.                                             46
    500 Muenchener Ruckversicherungs-Gesellschaft  A.G.       156
     55 Preussag A.G.                                          16
  1,550 RWE A.G.                                               76
    300 SAP A.G.                                               87
    300 Schering A.G.                                          29
    100 SGL Carbon A.G.                                        13
  2,000 Siemens A.G.                                          153
    120 Thyssen A.G.                                           29
  2,300 VEBA A.G.                                             137
    150 Viag A.G.                                              76
    160 Volkswagen A.G.                                        91
                                                          -------
                                                            2,491
                                                          -------
 HONG KONG--2.2%
  4,000 Applied International Holdings-Rights*                  0
 10,000 Applied International Holdings*                         1
  8,200 Bank of East Asia Ltd.                                 17
 21,000 Cathay Pacific Airways                                 18
 14,000 Cheung Kong Holdings Ltd.                              99
 15,500 China Light & Power Co. Ltd.                           78
 12,000 Chinese Estates Holdings                                6
  2,000 Dickson Concepts International Ltd                      4
  5,000 Elec & Eltek International Holdings Ltd.                2
  4,000 Giordano International Ltd.                             1

 Shares Description                               Value
--------------------------------------------------------
  8,000 Hang Lung Development Co.                $    12
  8,000 Hang Seng Bank Ltd.                           70
  4,000 Hong Kong & Shanghai Hotels Ltd.               4
 15,200 Hong Kong China Gas Co. Ltd.                  27
 50,400 Hong Kong Telecommunications Ltd.             96
 16,000 Hopewell Holdings Ltd.                         4
 17,000 Hutchinson Whampoa Ltd.                      113
  4,000 Hysan Development Co. Ltd.                     8
  2,400 Johnson Electric Holdings Ltd.                 6
  1,000 Kumagai Gum Ltd.                               1
  2,000 Miramar Hotel & Investment Ltd.                3
  6,000 New World Development Co. Ltd.                22
  4,000 Oriental Press Group                           1
  2,000 Peregrine Investments Holdings Ltd.            2
  2,000 Playmates Toys Holdings                        1
 14,400 Regal Hotels International                     2
  5,000 Shangri-La Asia Ltd.                           4
  4,000 Shun Tak Holdings Ltd.                         1
  4,000 Sino Land Co.                                  2
  6,000 South China Morning Post Holdings Ltd.         5
  2,000 Stelux Holdings                                1
 10,000 Sun Hung Kai Properties Ltd.                  76
  7,000 Swire Pacific Ltd.                            35
  2,000 Tai Cheung Holdings Ltd.                       1
  2,000 Television Broadcasts Ltd.                     5
  9,000 Wharf Holdings Ltd.                           18
  1,000 Wing Lung Bank                                 4
                                                 -------
                                                     750
                                                 -------
 IRELAND--0.4%
  4,223 Allied Irish Banks PLC                        37
    217 Crean (James) PLC                              1
  1,906 CRH PLC                                       23
  1,470 Fyffes PLC                                     2
    933 Greencore Group PLC                            4
  1,238 Independent Newspapers PLC                     7
  1,574 Irish Life PLC                                 8
    821 Kerry Group PLC                                9
  5,420 Smurfit (Jefferson) Group PLC                 16
  3,621 Waterford Wedgewood PLC                        4
  1,093 Woodchester Investments PLC                    4
                                                 -------
                                                     115
                                                 -------
 ITALY--3.3%
  5,000 Assicurazioni Generali                       112
  9,000 Banca Commerciale Italiana                    26
  3,000 Banco Ambrosiano S.p.A.                       10
  1,000 Banco Ambrosiano Veneto S.p.A.                 2
  3,000 Banco Ambrosiano Veneto S.p.A.-Rights*        11
  1,000 Banco Ambrosiano Veneto S.p.A.-Rights*         1
  3,000 Banco Ambrosiano Veneto S.p.A.-Rights*         2
  1,000 Banco Ambrosiano Veneto S.p.A.-Rights*         0
  1,000 Banco Popolare di Milano                       5
  1,000 Benetton Group S.p.A.                         15
  1,000 Bulgari S.p.A.                                 5

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1997
(All amounts in thousands, except shares)

 Shares Description                                 Value
---------------------------------------------------------------
                INTERNATIONAL EQUITY INDEX PORTFOLIO--CONTINUED
 ITALY--Continued
  1,000 Burgo (Cartiere) S.p.A.                    $     6
  1,000 Cementir S.p.A.                                  2
 11,000 Credito Italiano                                30
  3,000 Edison S.p.A.                                   16
 41,000 ENI S.p.A.                                     239
  1,000 Falck Acciaierie & Ferriere Lombarde             4
 18,400 Fiat S.p.A.                                     53
  4,300 Fiat-RNC S.p.A.                                  7
  2,000 Impregilo S.p.A.                                 1
  4,000 Istituto Bancario San Paolo di Torino           33
  3,000 Istituto Mobiliare Italiano S.p.A.              31
 20,000 Istituto Nationale Assicurazioni                35
  1,000 Italcementi S.p.A.                               6
  4,000 Italgas S.p.A.                                  15
  1,000 La Rinascente S.p.A.                             8
  2,000 Magneti Marelli                                  3
  6,000 Mediaset S.p.A.*                                30
  2,000 Mediobanca S.p.A.*                              14
  1,000 Mondadori (Arnoldo) Editore S.p.A.               8
  3,000 Montedison S.p.A.                                2
 26,000 Montedison-RNC S.p.A.                           21
 11,240 Olivetti Group*                                  6
  8,000 Parmalat Finanziaria S.p.A.                     12
  8,000 Pirelli S.p.A.                                  20
  2,000 Riunione Adriatica di Sicurta S.p.A.            19
  1,000 Riunione Adriatica di Sicurta-RNC S.p.A.         6
  1,000 Sirti S.p.A.                                     6
  3,000 Snia BPD S.p.A.                                  3
  1,000 Societa Assicuratrice Industriale S.p.A.        10
 34,000 Telecom Italia Mobile S.p.A.                   138
  8,000 Telecom Italia Mobile-RNC S.p.A.                17
 19,111 Telecom Italia S.p.A.                          119
  4,488 Telecom Italia-RNC S.p.A.                       18
                                                   -------
                                                     1,127
                                                   -------
 JAPAN--21.2%
  2,000 77 Bank                                         16
  1,000 Acom Co. Ltd.                                   54
  3,000 Ajinomoto Co.                                   27
  1,000 Alps Electric Co. Ltd.                          11
  2,000 Amada Co. Ltd.                                  10
  2,000 Aoki Corp.*                                      0
    300 Arabian Oil Co.                                  6
 10,000 Asahi Bank Ltd.                                 42
  3,000 Asahi Breweries Ltd.                            42
  8,000 Asahi Chemical Industry Co. Ltd.                34
  6,000 Asahi Glass Co. Ltd.                            38
  3,000 Ashikaga Bank Ltd.                               4
    200 Autobacs Seven Co. Ltd.                          7
 25,000 Bank of Tokyo-Mitsubishi Ltd.                  362
  5,000 Bank of Yokohama Ltd.                           16
  4,000 Bridgestone Corp.                               87
  1,000 Brother Industries Ltd.                          2

 Shares Description                            Value
-----------------------------------------------------
  5,000 Canon, Inc.                           $   121
  1,000 Casio Computer Co. Ltd.                     8
  4,000 Chiba Bank Ltd.                            16
  2,000 Chichibu Onoda Cement Corp.                 5
  1,000 Chiyoda Corp.*                              2
  1,000 Chugai Pharmaceutical Co. Ltd.              6
  2,000 Citizen Watch Co. Ltd.                     13
  3,000 Cosmo Oil Co. Ltd.                          6
    400 CSK Corp.                                  12
  4,000 Dai Nippon Ink & Chemicals, Inc.           14
  4,000 Dai Nippon Printing Co. Ltd.               79
  1,000 Dai Nippon Screen MFG Co. Ltd.              6
  2,000 Daicel Chemical Industry Ltd.               4
  2,000 Daido Steel Co. Ltd.                        3
  4,000 Daiei, Inc.                                17
  1,000 Daifuku Co. Ltd.                            6
  1,000 Daiichi Pharmaceutical                     12
  1,000 Daikin Industries Ltd.                      5
  1,000 Daikyo, Inc.                                1
  1,000 Daimaru, Inc.                               3
    800 Daito Trust Construction Co.                5
  3,000 Daiwa House Industry Co. Ltd.              24
  7,000 Daiwa Securities Co. Ltd.                  24
  2,000 Denki Kagaku Kogyo Kabushiki Kaisha         4
  4,000 Denso Corp.                                73
     22 East Japan Railway Co.                    100
  1,000 Ebara Corp.                                11
  1,000 Eisai Co. Ltd.                             15
  1,000 Ezaki Glico Co. Ltd.                        7
  1,100 Fanuc                                      41
 15,000 Fuji Bank Ltd.                             81
  3,000 Fuji Photo Film Co.                       108
  2,000 Fujikura Ltd.                              14
  3,000 Fujita Corp.                                1
  1,000 Fujita Kanko, Inc.                         11
  9,000 Fujitsu Ltd.                              101
  3,000 Furukawa Electric Co. Ltd.                 15
  2,000 Gunma Bank                                 15
  1,000 Gunze Ltd.                                  2
  4,000 Hankyu Corp.                               19
  1,000 Hankyu Department Stores, Inc.              7
  2,000 Haseko                                      1
  2,000 Hazama Corp.                                1
  1,000 Higo Bank                                   6
 18,000 Hitachi Ltd.                              128
  5,000 Hitachi Zosen Corp.                        10
  3,000 Hokuriku Bank                               5
  5,000 Honda Motor Co. Ltd.                      181
  1,000 House Foods Corp.                          13
  1,000 Hoya Corp.                                 31
  1,000 Inax                                        4
 12,000 Industrial Bank of Japan                  107
  1,000 Isetan                                      6
  2,000 Ishihara Sangyo Kaisha                      3
  2,000 Ito-Yokado Co.                             90

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                 Value
----------------------------------------------------------
  7,000 Itochu Corp.                               $    18
  1,000 Itoham Foods                                     4
  1,000 Iwataini International Corp.                     2
  1,000 Jaccs Co. Ltd.                                   6
  8,000 Japan Airlines*                                 25
  5,000 Japan Energy Corp.                               7
  1,000 Japan Metals & Chemicals                         1
  2,000 Japan Steel Works*                               2
  1,000 JGC Corp.                                        2
  4,000 Joyo Bank                                       16
  2,000 JUSCO Co.                                       34
  4,000 Kajima Corp.                                    13
  1,000 Kamigumi Co. Ltd.                                4
  1,000 Kandenko Co. Ltd.                                6
  2,000 Kanebo Ltd.                                      2
  2,000 Kaneka Corp.                                    11
  4,600 Kansai Electric Power Co., Inc.                 78
  1,000 Kansai Paint                                     3
  3,000 Kao Corp.                                       40
  6,000 Kawasaki Heavy Industries Ltd.                  15
  2,000 Kawasaki Kisen Kaisha Ltd.                       3
 14,000 Kawasaki Steel Corp.                            23
  2,000 Keihin Electric Express Railway Co. Ltd.         8
  1,000 Kikkoman Corp.                                   6
  1,000 Kinden Corp.                                    11
  7,000 Kinki Nippon Railway                            39
  5,000 Kirin Brewery Co. Ltd.                          39
  5,000 Komatsu Ltd.                                    30
    200 Konami Co. Ltd.                                  5
  2,000 Konica Corp.                                    11
  1,000 Koyo Seiko Co.                                   6
  1,000 Kuarabo Industries                               1
  6,000 Kubota Corp.                                    21
  3,000 Kumagai Gumi Co. Ltd.                            2
  2,000 Kuraray Co. Ltd.                                17
  1,000 Kureha Chemical Industry                         2
  1,000 Kyocera Corp.                                   48
  2,000 Kyowa Hakko Kogyo                               10
  1,000 Lion Corp.                                       3
  6,000 Marubeni Corp.                                  15
  1,000 Maruha Corp.                                     1
  2,000 Marui Co. Ltd.                                  31
  9,000 Matsushita Electric Industrial Co. Ltd.        140
  1,000 Meiji Milk Products Co. Ltd.                     3
  2,000 Meiji Seika                                      8
  2,000 Minebea Co. Ltd.                                22
  9,000 Mitsubishi Chemical Corp.                       18
  7,000 Mitsubishi Corp.                                55
  9,000 Mitsubishi Electric Corp.                       25
  5,000 Mitsubishi Estate Co. Ltd.                      58
  2,000 Mitsubishi Gas Chemical Go.                      5
 15,000 Mitsubishi Heavy Industries Ltd.                59
  5,000 Mitsubishi Materials Corp.                      11
  2,000 Mitsubishi Oil Co. Ltd.                          4
  2,000 Mitsubishi Paper Mills                           4

 Shares Description                                   Value
------------------------------------------------------------
  3,000 Mitsubishi Rayon Co.                         $     9
  5,000 Mitsubishi Trust & Banking Corp.                  67
  7,000 Mitsui & Co.                                      49
  1,800 Mitsui Chemicals, Inc.                             5
  3,000 Mitsui Engineering & Shipbuilding Co. Ltd.         3
  3,000 Mitsui Fudosan Co. Ltd.                           32
  3,000 Mitsui Marine & Fire Insurance Co. Ltd.           15
  2,000 Mitsui Mining & Smelting                           8
  5,000 Mitsui O.S.K. Lines Ltd.*                          8
  5,000 Mitsui Trust & Banking Co. Ltd.                    8
  2,000 Mitsukoshi Ltd.                                    6
  1,000 Murata Manufacturing Co. Ltd.                     30
  1,000 Mycal Corp.                                        8
  3,000 Nagoya Railroad Co. Ltd.                          11
  2,000 Nankai Electric Railway                            9
  7,000 NEC Corp.                                         74
  2,000 NGK Insulators Ltd.                               19
  1,000 NGK Spark Plug Co.                                 7
  2,000 Nichido Fire & Marine Insurance                   11
  1,000 Nichirei Corp.                                     3
  2,000 Nihon Cement Co. Ltd.                              6
  2,000 Niigata Engineering Co. Ltd.*                      1
  2,000 Nikon Corp.                                       22
  5,000 Nippon Express Co. Ltd.                           26
  2,000 Nippon Fire & Marine Insurance                     6
  2,000 Nippon Light Metal Co.                             4
  1,000 Nippon Meat Packers, Inc.                         13
  5,000 Nippon Oil Co. Ltd.                               18
  4,000 Nippon Paper Industries Co.                       20
  2,000 Nippon Sheet Glass Co. Ltd.                        4
  1,000 Nippon Shinpan Co.                                 1
  1,000 Nippon Shokubai K.K. Co.                           5
 31,000 Nippon Steel Corp.                                57
  1,000 Nippon Suisan Kaisha Ltd.*                         1
     63 Nippon Telegraph & Telephone Corp.               518
  5,000 Nippon Yusen Kabushiki Kaisha                     15
  1,000 Nishimatsu Construction                            4
 11,000 Nissan Motor Co. Ltd.                             48
  1,000 Nisshinbo Industries, Inc.                         6
 15,000 NKK Corp.                                         15
  1,000 NOF Corp.                                          2
  8,000 Nomura Securities Co. Ltd.                        99
  2,000 NSK Ltd.                                           8
  2,000 NTN Corp.                                          7
  3,000 Obayashi Corp.                                    14
  3,000 Odakyu Electric Railway                           14
  5,000 Oji Paper Co. Ltd.                                21
  1,000 Okumura Corp.                                      3
  1,000 Olympus Optical Co. Ltd.                           7
  1,000 Omron Corp.                                       17
  1,000 Onward Kasiyama Co. Ltd.                          14
  2,000 Orient Corp.                                       4
 11,000 Osaka Gas Co. Ltd.                                25
    200 Oyo Corp.                                          4
  2,000 Penta-Ocean Construction                           3

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1997
(All amounts in thousands, except shares)

 Shares Description                         Value
---------------------------------------------------------------
                INTERNATIONAL EQUITY INDEX PORTFOLIO--CONTINUED
 JAPAN--Continued
  1,000 Renown, Inc.*                      $     1
  1,000 Rohm Co. Ltd.                           99
 15,000 Sakura Bank Ltd.                        52
  1,000 Sankyo Aluminium Industry Co.            1
  2,000 Sankyo Co. Ltd.                         64
  1,000 Sanwa Shutter Corp.                      6
  8,000 Sanyo Electric Co.                      23
  2,000 Sapporo Breweries Ltd.                  11
  1,000 Sato Kogyo                               1
    500 Sega Enterprises                        11
  1,000 Seiyu Ltd.                               4
  2,000 Sekisui Chemical Co. Ltd.               15
  3,000 Sekisui House Ltd.                      22
  5,000 Sharp Corp.                             34
  3,000 Shimizu Corp.                           10
  2,000 Shin-Etsu Chemical Co. Ltd.             48
  2,000 Shionogi & Co.                          11
  2,000 Shiseido Co. Ltd.                       27
  3,000 Shizuoka Bank                           28
  5,000 Showa Denko K.K.                         7
  2,000 Snow Brand Milk Products                 5
  1,900 Sony Corp.                             162
 17,000 Sumitomo Bank Ltd.                     216
  7,000 Sumitomo Chemicals Co.                  23
  5,000 Sumitomo Corp.                          32
  3,000 Sumitomo Electric Industries            40
  1,000 Sumitomo Forestry Co. Ltd.               7
  3,000 Sumitomo Heavy Industries Ltd.           9
  3,000 Sumitomo Marine & Fire Insurance        15
 14,000 Sumitomo Metal Industries               29
  2,000 Sumitomo Metal Mining Co.                8
  2,000 Sumitomo Osaka Cement Co. Ltd.           4
  5,000 Taisei Corp.                            12
  2,000 Taisho Pharmaceutical Co.               50
  1,000 Takara Shuzo                             4
  1,000 Takashimaya Co. Ltd.                     8
  4,000 Takeda Chemical Industries             117
  4,000 Teijin Ltd.                             11
  1,000 Teikoku Oil Co. Ltd.                     3
  1,000 Toa Corp.                                2
  4,000 Tobu Railway Co.                        14
    200 Toho Co.                                22
  2,400 Tohoku Electric Power                   36
  9,000 Tokai Bank                              48
  7,000 Tokio Marine & Fire Insurance           66
  6,100 Tokyo Electric Power Co.               110
  1,000 Tokyo Electron Ltd.                     38
 12,000 Tokyo Gas Co. Ltd.                      29
    700 Tokyo Steel Manufacturing                4
  1,000 Tokyo Tatemono Co. Ltd.                  3
  1,000 Tokyotokeiba                             2
  5,000 Tokyu Corp.                             21
  3,000 Toppan Printing Co. Ltd.                41

 Shares Description                           Value
----------------------------------------------------
  6,000 Toray Industries, Inc.               $    27
  3,000 Tosoh Corp.                                6
  1,000 Tostem Corp.                              11
  2,000 Toto Ltd.                                 18
  1,000 Toyo Engineering Corp.                     1
  1,000 Toyo Seikan Kaisha                        17
  3,000 Toyobo Ltd.                                5
  1,000 Toyoda Automatic Loom Works               19
 19,000 Toyota Motor Corp.                       548
  1,000 Tsubakimoto Chain                          5
  3,000 Ube Industries Ltd.                        5
  2,000 Unitika Ltd.*                              1
  1,000 Yamaguchi Bank                            13
  1,000 Yamaha Corp.                              14
  5,000 Yamaichi Securities Co. Ltd.               0
  2,000 Yamanouchi Pharmaceutical Co. Ltd.        49
  2,000 Yamato Transport Co. Ltd.                 25
  1,000 Yamazaki Baking Co. Ltd.                  12
  5,000 Yasuda Trust & Banking                     4
  1,000 Yokogawa Electric                          7
                                             -------
                                               7,261
                                             -------
 MALAYSIA--0.8%
  1,000 Aluminium Co. of Malaysia Berhad           0
  2,000 AMMB Holdings Berhad                       2
  6,000 Amsteel Corp. Berhad                       2
  1,000 Antah Holdings Berhad                      0
  1,000 Aokam Perdana Berhad*                      0
  4,000 Berjaya Group Berhad                       1
  3,000 Berjaya Leisure Berhad                     2
  4,000 Commerce Asset Holdings Berhad             2
  7,000 DCB Holdings Berhad                        4
  2,000 Edaran Otomobil Nasional Berhad            5
  3,000 Ekran Berhad                               2
  5,000 Golden Hope Plantations Berhad             6
  1,000 Golden Plus Holdings Berhad                0
  2,000 Guinness Anchor Berhad                     2
  3,000 Highlands & Lowlands Berhad                3
  1,000 Hong Leong Industries Berhad               1
  3,000 Hong Leong Properties Berhad               1
  2,000 Hume Industries Berhad                     2
  3,000 Idris Hydraulic Berhad*                    1
  3,000 IGB Corp. Berhad                           1
  4,000 IOI Corp. Berhad                           2
  2,000 Jaya Tiasa Holdings Berhad                 4
  2,000 Johan Holdings Berhad                      1
  2,000 Kedah Cement Holdings Berhad               1
  1,000 Kelanamas Industries Berhad                0
  2,000 Kemayan Corp. Berhad                       1
  1,000 Kian Joo Can Factory Berhad                1
  3,000 Kuala Lumpur Kepong Berhad                 7
  3,000 Land and General Berhad                    1
  2,000 Landmarks                                  1
  2,000 Leader Universal Holdings Berhad           1
  7,000 Magnum Corp. Berhad                        5

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                       Value
----------------------------------------------------------------
  5,400 Malayan Banking Berhad                           $    14
  2,000 Malayan Cement Berhad                                  1
  6,000 Malayan United Industries Berhad                       2
  1,500 Malayawata Steel Berhad                                0
  8,000 Malaysia International Shipping Berhad                 9
  4,000 Malaysia Mining Corp. Berhad                           2
  4,000 Malaysian Airline System Berhad                        3
  2,000 Malaysian Mosaics Berhad                               1
  1,000 Malaysian Oxygen Berhad                                3
  1,000 Malaysian Pacific Industries                           3
  4,666 Malaysian Resources Corp. Berhad                       2
  4,000 MBF Capital Berhad                                     2
  4,000 Metroplex Berhad                                       1
  5,000 Mulpha International Berhad                            1
  4,000 Multi-Purpose Holdings                                 1
  2,000 Mycom Berhad                                           1
  2,000 Nestle Berhad                                         10
  1,000 New Straits Times Press Berhad                         1
  1,600 Oriental Holdings Berhad                               2
  1,000 Palmco Holdings Berhad                                 0
  3,000 Pan-Malaysia Cement Works Berhad                       1
  2,000 Perlis Plantations Berhad                              4
  3,000 Perusahaan Otomolbil Nasional Berhad                   4
  1,000 Petaling Garden Berhad                                 1
  1,000 Pilecon Engineering Berhad                             0
  3,000 Promet Berhad*                                         1
  3,000 Public Bank Berhad                                     1
  6,000 Public Bank Berhad (Foreign Market)                    4
  2,000 R.J. Reynolds Berhad                                   3
  2,000 Rashid Hussain Berhad                                  2
  5,000 Resorts World Berhad                                   7
  2,400 Roghmans of Pall Mall Berhad                          21
  2,000 Selangor Properties Berhad                             1
  2,000 Shell Refining Co. Berhad                              4
 11,000 Sime Darby Berhad                                     11
  2,000 Sungei Way Holdings Berhad                             1
  3,000 Ta Enterprise Berhad                                   1
  3,000 Tan Chong Motor Holdings Berhad                        2
  3,000 Technology Resources Industries Berhad*                2
 13,500 Telekom Malaysia Berhad                               30
 14,000 Tenaga Nasional Berhad                                26
  3,000 Time Engineering Berhad                                1
  2,000 UMW Holdings Berhad                                    2
  4,000 United Engineers Malaysia Ltd.                         4
  4,000 YTL Corp. Berhad                                       4
  2,000 YTL Corp. Berhad, Class A                              2
                                                         -------
                                                             261
                                                         -------
 NETHERLANDS--5.0%
  6,879 ABN AMRO Holdings N.V.                               131
    384 Akzo Nobel                                            68
    181 Assurantieconcern Stad Rotterdam anno 1720N.V.         9
  3,515 Elsevier N.V.                                         59
    453 Getronics N.V.                                        16
    265 Heineken N.V.                                         45

 Shares Description                          Value
---------------------------------------------------
    162 Hollandsche Beton Groep N.V.        $     3
    141 IHC Caland N.V.                           7
  4,282 ING Groep N.V.                          174
    389 KLM Royal Dutch Airlines N.V.            14
  2,537 Koninklijke Ahold N.V.                   68
    188 Koninklijke Hoogovens N.V.                8
    546 Koninklijke KNP BT N.V.                  12
    119 Koninklijke Nedlloyd N.V.                 3
    167 Koninklijke Pakhoed N.V.                  4
  2,479 Koninklijke PTT Nederland N.V.          100
    106 Oce-Van Der Grinten N.V.                 12
  1,866 Philips Electronics N.V.                123
 12,110 Royal Dutch Petroleum Co.               630
    160 Stork N.V.                                6
  3,208 Unilever N.V.                           187
    360 Wolters Kluwer N.V.                      48
                                            -------
                                              1,727
                                            -------
 NEW ZEALAND--0.3%
 12,500 Brierley Investments Ltd.                 9
  7,600 Carter Holt Harvey Ltd.                  11
    200 Fisher & Paykel Industries Ltd.           1
  1,218 Fletcher Challenge Building               4
  1,622 Fletcher Challenge Energy                 7
  3,817 Fletcher Challenge Forests                3
  3,200 Fletcher Challenge Paper                  4
  2,200 Lion Nathan Ltd.                          5
  8,400 Telecom Corp. of New Zealand Ltd.        43
                                            -------
                                                 87
                                            -------
 NORWAY--0.5%
    400 Aker RGI ASA                              7
     40 Aker RGI ASA, Class B                     1
    300 Bergesen d.y. ASA, Class A                8
    100 Bergesen d.y. ASA, Class B                3
  3,000 Christiania Bank Og Kreditkasse          11
    100 Dyno Industrier ASA                       2
    200 Elkem ASA                                 3
    200 Hafslund ASA                              1
    100 Hafslund ASA, Class B                     0
    200 Kvaerner ASA                             10
    100 Kvaerner ASA, Class B                     5
    100 Leif Hoegh & Co. ASA                      2
    100 NCL Holdings ASA Rights*                  0
    900 NCL Holdings ASA*                         3
  1,200 Norsk Hydro ASA                          61
    200 Norske Skogindustrier ASA                 6
    130 Nycomed ASA, Class A                      4
     65 Nycomed ASA, Class B                      2
    200 Orkla ASA, Class A                       17
    100 Orkla ASA, Class B                        8
    200 Petroleum Geo-Services ASA*              13
  1,400 Storebrand ASA*                           9
    100 Unitor ASA                                1
                                            -------
                                                177
                                            -------

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1997
(All amounts in thousands, except shares)

 Shares Description                                        Value
-----------------------------------------------------------------
                INTERNATIONAL EQUITY INDEX PORTFOLIO--CONTINUED
 PORTUGAL--0.3%
    700 Banco Comercial Portugues S.A. (BCP)              $    15
    400 Banco Espirito Santo e Comercial de Lisboa S.A.        11
  1,800 EDP-Electricidade de Portugal S.A.                     32
    900 Portugal Telecom S.A. (Registered)                     42
                                                          -------
                                                              100
                                                          -------
 SINGAPORE--0.9%
  1,000 Chuan Hup Holdings Ltd.                                 0
  4,000 City Developments Ltd.                                 20
  2,000 Comfort Group Ltd.                                      1
  2,000 Cycle & Carriage Ltd.                                   9
  5,000 DBS Land Ltd.                                           9
  6,000 Development Bank of Singapore Ltd.                     57
  1,000 First Capital Corp. Ltd.                                1
  2,000 Fraser & Neave Ltd.                                    10
  2,000 Goldtron Ltd.                                           0
  2,000 Hai Sun Hup Group Ltd.                                  1
  1,000 Haw Par Brothers International Ltd.                     1
  2,000 Hotel Properties Ltd.                                   1
  1,000 Inchcape Berhad                                         3
  6,000 IPC Corp.                                               1
  4,250 Keppel Corp. Ltd.                                      15
  2,000 Lum Chang Holdings Ltd.                                 1
  2,000 NatSteel Ltd.                                           4
  4,000 Neptune Orient Lines Ltd.                               2
  9,600 Overseas Chinese Banking Corp. Ltd.                    58
  1,000 Overseas Union Enterprise Ltd.                          2
  2,000 Parkways Holdings Ltd.                                  5
  1,000 Sembawang Co. Ltd.                                      3
  1,000 Sembawang Marine and Logistics                          2
  3,000 Singapore Airlines Ltd.                                20
  2,000 Singapore Press Holdings Ltd.                          27
  2,000 Singapore Technologies Industrial Corp.                 2
 23,000 Singapore Telecommunications Ltd.                      44
  1,000 Straits Trading Co. Ltd.                                1
  4,000 United Industrial Corp. Ltd.                            2
  2,000 United Overseas Bank Ltd.                              12
  2,000 United Overseas Land Ltd.                               2
                                                          -------
                                                              316
                                                          -------
 SPAIN--2.3%
     75 Acerinox S.A.                                          12
  1,250 Autopistas Concesionaria ESP                           17
  3,477 Banco Bilbao Vizcaya S.A.                             105
  1,680 Banco Central Hispanoamericano                         32
  2,442 Banco Santander S.A.                                   74
    625 Corporacion Bancaria de Espana S.A.                    39
     75 Corporacion Financiera Alba                             8
    155 Corporacion Mapfre                                      8
    295 Dragados & Construcciones S.A.                          6
    250 Ebro Agricolas Compania de Alimentacion S.A.            4
    100 Empresa Nacional de Celulosas S.A.                      2
  5,350 Empresa Nacional de Electricidad S.A.                 101

 Shares Description                                                   Value
----------------------------------------------------------------------------
    800 Ercros S.A.                                                  $     1
    300 Fomenta de Construcciones S.A.                                    12
    775 Gas Natural SDG S.A., Class E                                     38
  4,618 Iberdrola S.A.                                                    59
    125 Inmobiliaria Metropolitana Vasco Central S.A.                      5
    200 Inmobiliaria Urbis S.A.                                            2
     25 Portland Valderrivas S.A.                                          2
    250 Prosegur CIA de Seguridad S.A.                                     2
  1,550 Repsol S.A.                                                       67
    205 Sarrio S.A.                                                        1
    225 Sociedade General de Aguas de Barcelona S.A.                       9
    225 Sociedade General de Aguas de Barcelona  S.A.--Rights*             0
    205 Tabacalera S.A.                                                   15
  4,812 Telefonica de Espana                                             139
  1,561 Union Electrica Fenosa S.A.                                       16
    200 Uralita S.A.                                                       2
    200 Vallehermoso S.A.                                                  6
    100 Viscofan Industria Navarra de Envolturas  Celulosicas S.A.         2
     50 Zardoya Otis S.A.                                                  6
      5 Zardoya Otis S.A.--Bonus Shares                                    0
                                                                     -------
                                                                         792
                                                                     -------
 SWEDEN--2.0%
  3,300 ABB AB, Class A                                                   42
  1,400 ABB AB, Class B                                                   17
    500 AGA AB, Class A                                                    7
    400 AGA AB, Class B                                                    5
  6,066 Astra AB, Class A                                                105
  1,500 Astra AB, Class B                                                 25
    500 Atlas Copco AB, Class A                                           15
    200 Atlas Copco AB, Class B                                            6
    316 Electrolux AB, Class B                                            25
     92 Granges AB*                                                        1
    900 Hennes & Mauritz AB, Class B                                      42
    200 Scancem AB, Class A                                                8
    300 Securitas AB, Class B                                              9
    408 Skandia Forsakrings AB                                            22
  2,400 Skandinaviska Enskilda Banken, Class A                            28
    500 Skanska AB, Class B                                               21
    100 SKF AB, Class A                                                    2
    200 SKF AB, Class B                                                    5
  1,100 Stora Kopparbergs Bergslags Aktiebolag, Class A                   15
    100 Stora Kopparbergs Bergslags Aktiebolag, Class B                    1
    800 Svenska Cellulosa AB, Class B                                     17
  1,000 Svenska Handelsbanken, Class A                                    35
  1,700 Swedish Match AB                                                   6
  4,300 Telefonaktiebolaget LM Ericsson, Class B                         175
    400 Trelleborg AB, Class B                                             6
    500 Volvo AB, Class A                                                 13
  1,600 Volvo AB, Class B                                                 43
                                                                     -------
                                                                         696
                                                                     -------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                                     Value
------------------------------------------------------------------------------
 SWITZERLAND--5.7%
     35 ABB A.G. (Bearer)*                                             $    47
     55 Adecco S.A.                                                         16
     10 Alusuisse-Lonza Holdings A.G. (Registered)                           9
  1,450 Credit Suisse Group (Registered)                                   212
      3 Fischer (Georg) A.G.                                                 4
     25 Holderbank Financiere Glarus A.G. (Registered)                       4
     10 Holderbank Financiere Glarus A.G., Class B                           9
    190 Nestle S.A. (Registered)                                           280
     30 Novartis A.G. (Bearer)                                              48
    290 Novartis A.G. (Registered)                                         463
      8 Roche Holdings A.G. (Bearer)                                       122
     33 Roche Holdings A.G. (Genusss)                                      295
    350 Schweizerischer Bankverein (Registered)*                           101
      5 SGS Societe Generale de Surveillance Holdings  S.A., Class B         9
     20 SMH A.G. (Bearer)                                                   11
     70 Swiss Re (Registered)                                              114
    100 Union Bank of Switzerland (Bearer)                                 127
     75 Union Bank of Switzerland (Registered)                              19
    170 Zurich Versicherungsgesellschaft (Registered)                       72
                                                                       -------
                                                                         1,962
                                                                       -------
 UNITED KINGDOM--18.4%
  8,000 Abbey National PLC                                                 127
  1,000 AMEC PLC                                                             2
    439 Amstrad PLC                                                          0
  1,000 Anglian Water PLC                                                   14
  2,000 Argos PLC                                                           21
  4,000 Arjo Wiggins Appleton PLC                                           11
  5,000 Associated British Foods PLC                                        46
 16,662 B.A.T. Industries PLC                                              149
  8,205 Barclays PLC                                                       197
  1,000 Barratt Developments PLC                                             4
  4,753 Bass PLC                                                            68
  2,000 BBA Group PLC                                                       13
 21,294 BG PLC                                                             102
  2,000 BICC Group PLC                                                       5
  4,000 Blue Circle Industries PLC                                          23
  2,608 BOC Group PLC                                                       42
  4,889 Boots Co. PLC                                                       72
  1,000 Bowthorpe PLC                                                        7
  3,000 BPB PLC                                                             17
  2,000 British Aerospace PLC                                               55
  5,000 British Airways PLC                                                 45
  2,000 British Land Co. PLC                                                22
 29,172 British Petroleum Co. PLC                                          398
  9,000 British Sky Broadcasting Group PLC                                  67
 10,000 British Steel PLC                                                   23
 32,469 British Telecommunications PLC                                     250
 21,948 BTR PLC                                                             76
  1,000 Burmah Castrol PLC                                                  17
 12,000 Cable & Wireless PLC                                               109
  5,116 Cadbury Schweppes PLC                                               53
  2,900 Caradon PLC                                                          9

 Shares Description                                     Value
--------------------------------------------------------------
  3,000 Carlton Communications PLC                     $    23
 23,000 Centrica PLC*                                       33
  3,000 Coats Viyella PLC                                    5
  4,000 Commercial Union PLC                                55
  2,079 Courtaulds PLC                                      10
  1,000 Courtaulds Textiles PLC                              6
  1,000 De La Rue PLC                                        7
  1,000 Delta PLC                                            5
  2,000 Electrocomponents PLC                               14
  4,137 EMI Group PLC                                       31
  2,000 English China Clays PLC                              9
  3,000 FKI PLC                                              9
 14,190 General Electric Co. PLC                            92
  1,806 GKN PLC                                             39
 18,000 Glaxo Wellcome PLC                                 394
  5,017 Granada Group PLC                                   72
 11,000 Grand Metropolitan PLC                             100
  2,000 Great Portland Estates PLC                           8
  5,000 Great Universal Stores PLC                          59
  5,000 Guardian Royal Exchange PLC                         24
  9,866 Guiness PLC                                         89
  1,008 Hammerson PLC                                        8
  3,000 Hanson PLC                                          15
  4,000 Harrisons & Crosfield PLC                            8
  1,000 Hepworth PLC                                         4
  9,000 HSBC Holdings PLC                                  219
  4,000 HSBC Holdings PLC (75P)                            102
  1,000 Hyder PLC                                           16
  2,000 IMI PLC                                             12
  4,000 Imperial Chemical Industries PLC                    59
  1,000 Johnson Matthey PLC                                  9
  3,000 Kingfisher PLC                                      41
  6,000 Ladbroke Group PLC                                  27
  1,000 Laird Group PLC                                      7
  2,646 Land Securities Group PLC                           43
  5,000 LASMO PLC                                           22
  6,000 Legal & General Group PLC                           51
  1,000 Lex Service PLC                                      7
 26,082 Lloyds TSB Group PLC                               297
  4,001 Lonrho PLC                                           6
  7,000 LucasVarity PLC                                     22
 14,522 Marks & Spencer PLC                                149
  2,000 Marley PLC                                           4
  2,142 MEPC PLC                                            19
  1,000 Mercury Asset Management Group PLC                  28
  1,000 Meyer International PLC                              7
  9,000 National Grid Group PLC                             45
  6,000 National Power PLC                                  57
  2,000 Next PLC                                            25
  1,000 Ocean Group PLC                                     10
  2,920 Pearson PLC                                         41
  3,112 Peninsular and Oriental Steam Navigation Co.        34
  5,290 Pilkington PLC                                      12
  1,000 Provident Financial PLC                             12
 10,000 Prudential Corp. PLC                               107

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1997
(All amounts in thousands, except shares)

 Shares Description                                                      Value
-------------------------------------------------------------------------------
                INTERNATIONAL EQUITY INDEX PORTFOLIO--CONTINUED
 UNITED KINGDOM--Continued
  1,000 Racal Electronics PLC                                           $     4
  3,000 Railtrack Group PLC (Partial Paid)                                   50
  4,000 Rank Group PLC                                                       23
  3,000 Redland PLC                                                          17
  4,832 Reed International PLC                                               51
  8,000 Reuters Holdings PLC                                                 90
  3,000 Rexam PLC                                                            15
  1,000 RMC Group PLC                                                        15
  7,000 Rolls-Royce PLC                                                      28
  7,000 Royal & Sun Alliance Insurance Group PLC                             63
  4,000 Royal Bank Scotland Group PLC                                        46
  5,474 RTZ Corp. PLC                                                        66
  3,000 Rugby Group PLC                                                       6
  6,000 Safeway PLC                                                          33
  8,953 Sainsbury (J) PLC                                                    73
  1,000 Schroders PLC                                                        29
  3,000 Scottish & Newcastle PLC                                             35
  5,000 Scottish Power PLC                                                   40
  7,410 Sears PLC                                                             6
  3,000 Sedgwick Group PLC                                                    6
  2,000 Slough Estates PLC                                                   12
 28,000 SmithKline Beecham PLC                                              260
  1,000 Smiths Industries PLC                                                13
  2,000 Southern Electric PLC                                                15
  2,000 St. James Place Capital PLC                                           5
  2,000 T&N PLC                                                               8
  4,529 Tarmac PLC                                                            9
  2,000 Tate & Lyle PLC                                                      16
  2,000 Taylor Woodrow PLC                                                    6
 10,583 Tesco PLC                                                            85
  2,000 Thames Water PLC                                                     30
  1,714 Thorn PLC                                                             4
  2,000 TI Group PLC                                                         16
  1,000 Transport Development Group PLC                                       3
  1,162 Unigate PLC                                                          11
 15,868 Unilever PLC                                                        125
  2,579 United Biscuits Holdings PLC                                          9
  3,000 United Utilities PLC                                                 39
  2,000 Vickers PLC                                                           8
  1,000 Viglen Technology Letters of Entitlement to  Litigation Notes         0
  1,000 Viglen Technology PLC                                                 1
  1,630 Viglen Technology PLC                                                 4
 16,000 Vodafone Group PLC                                                  107
  2,666 Williams PLC                                                         14
  2,000 Willis Corroon                                                        4
  1,000 Wilson (Connolly) Holdings PLC                                        3
  2,000 Wimpey (George) PLC                                                   4
  3,000 Wolseley PLC                                                         26
  4,000 Zeneca Group PLC                                                    127
                                                                        -------
                                                                          6,313
-------------------------------------------------------------------------------
 TOTAL COMMON STOCK (Cost $28,982)                                      $28,178
-------------------------------------------------------------------------------

 Shares  Description                             Value
-------------------------------------------------------
 PREFERRED STOCK--0.5%
 AUSTRALIA--0.1%
   7,100 News Corp. Ltd.                        $    35
   2,600 Sydney Harbour Casino Holdings Ltd.*         2
                                                -------
                                                     37
                                                -------
 AUSTRIA--0.0%
       4 Bau Holdings A.G.--Vorzug                    0
      75 Bank Austria A.G.--Vorzug                    3
      74 Creditanstalt-Bankverein--Vorzug             4
       4 EA-Generali A.G.--Vorzug                     1
                                                -------
                                                      8
                                                -------
 FRANCE--0.0%
     100 Casino Guichard--Perrachon S.A.              4
                                                -------
 GERMANY--0.4%
     950 RWE A.G.--Non Voting                        38
     200 SAP A.G.--Vorzug                            61
      50 Volkswagen A.G.--Non Voting                 23
                                                -------
                                                    122
                                                -------
 ITALY--0.0%
   5,300 Fiat S.p.A.                                  8
-------------------------------------------------------
 TOTAL PREFERRED STOCK (Cost $145)              $   179
-------------------------------------------------------
 OTHER--8.9%
 AUSTRALIA--0.4%
  15,000 WEBS Index Series--Australia           $   138
                                                -------
 GERMANY--1.1%
  23,000 WEBS Index Series--Germany                 388
                                                -------
 HONG KONG--0.2%
   7,400 WEBS Index Series--Hong Kong                82
                                                -------
 ITALY--0.0%
     800 WEBS Index Series--Italy                    15
                                                -------
 JAPAN--3.6%
 115,800 WEBS Index Series--Japan                 1,216
                                                -------
 SPAIN--0.5%
   7,400 WEBS Index Series--Spain                   149
                                                -------
 SWEDEN--0.4%
   7,500 WEBS Index Series--Sweden                  141
                                                -------
 SWITZERLAND--1.1%
  25,100 WEBS Index Series--Switzerland             373
                                                -------
 UNITED KINGDOM--1.6%
  30,800 WEBS Index Series--United Kingdom          534
-------------------------------------------------------
 TOTAL OTHER (Cost $3,514)                      $ 3,036
-------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Principal
  Amount   Description                        Value
----------------------------------------------------
 SHORT-TERM INVESTMENT--0.5%
           Banco Central Hispanoamericano,
           Grand Cayman
 $    163  5.750%Due 12/01/97                $   163
----------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT (Cost $163)     $   163
----------------------------------------------------
 TOTAL INVESTMENTS--92.2%
  (Cost $32,804)                             $31,556
----------------------------------------------------
 Other assets, less liabilities--7.8%          2,688
----------------------------------------------------
 NET ASSETS--100.0%                          $34,244
----------------------------------------------------

--------------------------------------------------------------------------------

*Non-income producing security.

At November 30, 1997 the Portfolio's investments, excluding the short-term investment, were diversified as follows:

Industry/Sector
-----------------------------------
Banks                         13.5%
Capital Goods                 5.5
Consumer Goods               17.3
Energy/Utilities             12.8
Financial Services            7.9
Pharmaceuticals/Health Care   7.5
Multi-Industry               12.8
Raw Materials                 6.8
Retail                        3.8
Technology                    3.5
Transportation                2.1
Other                         6.5
-----------------------------------
Total                        100.0%
-----------------------------------


See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1997
(All amounts in thousands, except shares)

 Shares  Description                                           Value
----------------------------------------------------------------------
                         INTERNATIONAL GROWTH PORTFOLIO
 COMMON STOCKS--94.0%
 ARGENTINA--0.3%
  25,000 Banco Rio de la Plata S.A.                           $    314
                                                              --------
 AUSTRALIA--1.9%
  75,000 National Australia Bank                                   994
 185,000 News (The) Corp. Ltd.                                     990
                                                              --------
                                                                 1,984
                                                              --------
 AUSTRIA--0.7%
   5,000 VA Technologie A.G.                                       753
                                                              --------
 CZECH REPUBLIC--0.5%
  90,000 Czechoslovakia & Slovak Investment Corp.*                 540
  12,000 Czechoslovakia & Slovak Investment Corp. Warrants*          8
                                                              --------
                                                                   548
                                                              --------
 FRANCE--9.5%
   7,000 Accor S.A.*                                             1,323
   8,000 Alcatel Alsthom                                         1,003
  27,000 Axa-UAP                                                 1,959
   6,000 Castorama Dubois Investisse                               708
   9,000 Cie Generale des Eaux                                   1,189
  25,000 Credit Commercial de France                             1,482
  12,000 Elf Aquitaine S.A.                                      1,392
  17,000 Lafarge S.A.                                            1,123
                                                              --------
                                                                10,179
                                                              --------
 GERMANY--8.7%
   3,000 Allianz A.G.                                              712
  25,000 Deutsche Bank A.G.                                      1,603
  20,000 Commerzbank A.G.                                          695
  15,000 Deutsche Telekom A.G.                                     304
  30,000 Deutsche Telekom A.G. ADR                                 613
   4,000 Karstadt A.G.                                           1,390
  27,000 Siemens A.G.                                            1,585
  40,000 VEBA A.G.                                               2,377
                                                              --------
                                                                 9,279
                                                              --------
 ITALY--5.6%
  80,000 Assicurazioni Generali                                  1,794
 600,000 Credito Italiano                                        1,642
 110,000 ENI S.p.A.                                                642
 435,000 Pirelli S.p.A.                                          1,080
 140,000 Telecom Italia S.p.A.                                     873
                                                              --------
                                                                 6,031
                                                              --------
 JAPAN--21.9%
  80,000 Bank Of Tokyo-Mitsubishi Ltd.                           1,160
 115,000 Daiwa House Industry Co. Ltd.                             928
 100,000 Fujitsu Ltd.                                            1,120
 140,000 Industrial Bank of Japan Ltd.                           1,251

 Shares  Description                               Value
----------------------------------------------------------
 425,000 Itochu Corp.                             $  1,102
  25,000 Jafco Co. Ltd.                                901
 130,000 Kirin Brewery Co. Ltd.                      1,001
  17,000 Matsumotokiyoshi                              599
  70,000 Mitsubishi Estate Co. Ltd.                    812
 185,000 Mitsui & Co.                                1,286
   7,000 Nintendo Co. Ltd.                             724
 110,000 Nippon Compys Corp.                         1,439
     235 Nippon Telegraph & Telephone Corp.          1,933
  60,000 Nomura Securities Co. Ltd.                    743
 230,000 Obayashi Corp.                              1,081
  10,000 Promise Co. Ltd.                              552
  70,000 Ricoh Co. Ltd.                                845
 110,000 Sanwa Bank (The) Ltd.                       1,207
  15,000 Secom Co. Ltd.                                940
 140,000 Sumitomo Realty & Development Co. Ltd.        938
  60,000 Takashimaya Co. Ltd.                          480
 115,000 Tokio Marine & Fire Insurance               1,090
  40,000 Xebio Co. Ltd.                                483
  55,000 Uny Co. Ltd.                                  811
                                                  --------
                                                    23,426
                                                  --------
 NETHERLANDS--5.3%
  25,000 ING Groep N.V.                              1,016
  35,000 Koninklijke PTT Nederland N.V.              1,405
  28,000 Vendex International N.V.                   1,462
  75,000 VNU                                         1,796
                                                  --------
                                                     5,679
                                                  --------
 NORWAY--0.9%
  55,000 Saga Petroleum ASA, Class A                   979
                                                  --------
 PORTUGAL--1.8%
  35,000 Cimpor S.A.                                   887
  22,000 Portugal Telecom S.A.                       1,009
                                                  --------
                                                     1,896
                                                  --------
 SOUTH AFRICA--0.6%
  30,000 Nedcor Ltd.                                   680
                                                  --------
 SOUTH KOREA--0.0%
     368 Daewoo Corp.                                    1
                                                  --------
 SPAIN--2.5%
  30,000 Banco Bilbao Vizcaya S.A.                     906
  20,000 Repsol S.A. ADR                               863
  10,000 Telefonica de Espana ADR                      865
                                                  --------
                                                     2,634
                                                  --------
 SWEDEN--3.1%
  35,000 Autoliv, Inc.                               1,325
  25,000 Electrolux AB, Series B                     1,969
                                                  --------
                                                     3,294
                                                  --------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

  Shares/
 Principal
  Amount   Description                               Value
-------------------------------------------------------------
 SWITZERLAND--7.5%
   1,100   Nestle S.A.                              $  1,619
   1,100   Novartis A.G.                               1,758
     155   Roche Holding A.G.                          1,387
   1,200   Union Bank of Switzerland                   1,528
   4,000   Zurich Versicherungs-Gesellschaft A.G.      1,683
                                                    --------
                                                       7,975
                                                    --------
 UNITED KINGDOM--23.2%
 175,000   Baa PLC                                     1,473
  19,000   British Pertroleum Co. PLC ADR              1,577
 130,000   CRH PLC                                     1,528
 240,000   General Electric Co. PLC                    1,559
  35,000   Glaxo Wellcome PLC ADR                      1,599
 165,000   Grand Metropolitan PLC                      1,498
 320,000   Ladbroke Group PLC                          1,450
 160,000   Lloyds TSB Group PLC                        1,820
 280,000   National Grid Group PLC                     1,387
 110,000   National Westminster Bank PLC               1,664
 125,000   Pearson PLC                                 1,737
 245,000   Shell Transport & Trading Co.               1,663
  32,000   SmithKline Beecham PLC ADR                  1,588
 270,000   Tomkins PLC                                 1,369
 115,000   United Utilities PLC                        1,474
  22,000   Vodafone Group PLC ADR                      1,452
                                                    --------
                                                      24,838
-------------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $96,129)                 $100,490
-------------------------------------------------------------
 SHORT-TERM INVESTMENT--6.5%
           Banco Central Hispanoamericano,
           Grand Cayman
 $ 7,006   5.750% Due 12/01/97                      $  7,006
-------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $7,006)                                     $  7,006
-------------------------------------------------------------
 TOTAL INVESTMENTS--100.5%
  (Cost $103,135)                                   $107,496
-------------------------------------------------------------
 Liabilities, less other assets--(0.5)%                 (488)
-------------------------------------------------------------
 NET ASSETS--100.0%                                 $107,008

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

*Non-income producing security.

At November 30, 1997 the Portfolio's investments, excluding the short-term investment, were diversified as follows:

Industry/Sector
-----------------------------------
Banks                         11.3%
Basic Industry                16.0
Capital Goods                 10.3
Consumer Goods                17.9
Financial Services            16.3
Pharmaceuticals/Health Care    6.3
Real Estate                    1.7
Retail                         2.9
Technology                     1.9
Telecommunications             8.4
Other                          7.0
-----------------------------------
Total                        100.0%
-----------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1997
(All amounts in thousands, except shares)

 Shares Description                           Value
------------------------------------------------------
                         SMALL COMPANY INDEX PORTFOLIO
 COMMON STOCKS--92.9%
 AGRICULTURE--0.5%
  4,800 DeKalb Genetics Corp.                $    187
  6,053 Delta & Pine Land Co.                     160
  6,400 Dimon, Inc.                               160
  8,300 Longview Fibre Co.                        134
  1,400 Tejon Ranch Co.                            41
                                             --------
                                                  682
                                             --------
 APPAREL--0.5%
  2,900 Converse, Inc.*                            21
  5,200 Designer Holdings, Ltd.*                   49
  2,100 Donna Karan Intl, Inc.*                    25
    900 Fossil, Inc.*                              20
  1,400 Gadzooks, Inc.*                            39
  4,000 Genesco, Inc.*                             52
  1,100 Guess ?, Inc.*                              9
  3,900 Hartmarx Corp.*                            32
  3,450 Kellwood Co.                              118
  5,500 Nautica Enterprises, Inc.*                154
  1,500 Oshkosh B' Gosh, Inc.                      49
  1,100 Oxford Industries, Inc.                    39
  2,700 St. John Knits, Inc.                      103
  4,800 Tultex Corp.*                              22
  1,450 Unitog Co.                                 33
                                             --------
                                                  765
                                             --------
 BANKING--7.0%
  3,750 Aames Financial Corp.                      51
  1,880 Albank Financial Corp.                     87
  3,750 Amcore Financial, Inc.                     89
  1,500 Anchor Bancorp, Inc.                       47
  1,200 Area Bancshares Corp.                      24
  8,054 Associated Banc-Corp.                     401
    500 Bancfirst Corp.                            17
  3,200 BancorpSouth, Inc.                        122
  1,402 Bank Granite Corp. Club, Inc.              43
  1,700 BankAtlantic Bancorp, Inc.                 24
  1,300 Banknorth Group, Inc.                      79
  2,000 Bay View Capital Corp.                     68
    989 Brenton Banks, Inc.                        32
  1,300 BSB Bancorp, Inc.                          40
    980 BT Financial Corp.                         46
  1,200 Capital Bancorp of Miami, Florida          62
    200 Capital City Bank Group, Inc.               7
  1,000 CBT Corp.                                  30
  1,599 Chemical Financial Corp.                   64
  2,087 Chittenden Corp.                           92
  1,350 CitFed Bancorp, Inc.                       68
    900 Citizens Bancshares of Ohio                56
  2,550 Citizens Banking Corp. of Michigan         75
  2,901 CNB Bancshares, Inc.                      121
  3,000 Coast Savings Financial, Inc.*            180
  4,900 Colonial BancGroup, Inc.                  149

 Shares Description                                Value
----------------------------------------------------------
  2,661 Commerce Bancorp, Inc.                    $    112
  2,754 Commonwealth Bancorp                            56
  1,200 Community Bank System, Inc.                     34
  3,000 Community First Bankshares                     142
  1,330 Community Trust Bancorp, Inc.                   40
  1,500 CPB, Inc.                                       31
  3,580 Cullen/Frost Bankers, Inc.                     190
  1,000 CVB Financial Corp.                             29
  3,163 Downey Financial Corp.                          87
  1,388 F & M Bancorp                                   51
  3,255 F & M National Corp.                           104
  1,767 Fidelity National Corp.                         46
  1,500 First Citizens Bankshares, Class A.*           164
  1,800 First Commerce Bankshares, Inc.                 47
  3,600 First Commonwealth Financial Corp.              92
    700 First Federal Financial Corp.                   31
  1,381 First Financial Bankshares, Inc.                62
    902 First Financial Corp. of Indiana                39
  2,375 First Midwest Bancorp, Inc. of Illinois         94
  1,422 First Source Corporation                        41
  1,050 First United Bancshares of Ark                  40
  1,832 First Western Bancorp                           52
  2,450 Firstbank of Illinois Co.                       78
  2,025 Firstbank Puerto Rico                           68
  2,236 FNB Corp.                                       74
  2,825 Fort Wayne National Corp.                      107
  6,424 Fulton Financial Corp.                         197
  1,100 GBC Bancorp                                     60
  2,300 Great Financial Corp.                          110
  1,100 Hamilton Bancorp, Inc*                          31
  1,210 Hancock Holding Co.                             72
  1,168 Harleysville National Corp.                     43
  1,650 Heritage Financial Services, Inc.               42
  3,429 Hubco, Inc.                                    119
  3,621 Imperial Bancorp*                              169
  3,764 Imperial Credit Industries, Inc.*               90
  1,000 Investors Financial Services Corp.              42
  1,000 Irwin Financial Corp.                           40
  8,409 Keystone Financial, Inc.                       313
  1,500 Klamath First Bancorp                           33
  1,900 Liberty Corp.                                   86
  5,294 Magna Group, Inc.                              212
  1,800 Mainstreet Bankgroup, Inc.                      49
  1,200 Merchants New York Bancorp                      35
  3,974 Mid Am, Inc.                                    83
  1,236 Mid-America Bancorp                             37
    500 Mississippi Valley Bancshares, Inc.             29
  1,800 ML Bancorp, Inc.                                52
    600 National Bancorp of Alaska, Inc.                72
  1,610 National City Bancshares, Inc.                  77
  1,468 National Penn Bancshares, Inc.                  46
  1,470 NBT Bancorp, Inc.                               38
  1,300 Ocean Financial Corp.                           48
  4,295 Old National Bancorp                           199
  1,400 Omega Financial Corp.                           48

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                               Value
---------------------------------------------------------
  2,095 ONBANCorp, Inc.                          $    141
  4,431 One Valley Bancorp, Inc.                      168
  1,950 Oriental Financial Group                       59
  1,100 Park National Corp.                            97
  4,400 Peoples Heritage Financial Group, Inc.        188
  1,494 Provident Bankshares Corp.                     89
  2,610 Republic Bancorp, Inc.                         45
  3,200 Riggs National Corp.                           78
  2,000 S & T Bancorp, Inc.                            80
  1,100 Santa Barbara Bancorp                          50
  2,800 Security Capital Corp.                         61
  1,600 Silicon Valley Bancshares*                     84
  1,500 Southwest Bancorporation of Texas*             45
 14,343 Sovereign Bancorp, Inc.                       272
  5,519 St. Paul Bancorp, Inc.                        135
  1,900 Sterling Bancshares, Inc. of Texas             37
  4,400 Stratus Computer, Inc.*                       143
    600 Student Loan Corp.                             30
    400 Sumitomo Bank of California                    14
  3,562 Susquehanna Bancshares, Inc.                  116
  2,500 T.R. Financial Corp.                           82
  2,150 Texas Regional Bancshares, Class A             59
  1,700 Triangle Bancorp, Inc.                         47
  2,600 Trust Co. of Jersey City                       57
  3,730 Trustco Bank Corp.                             91
  5,200 Trustmark Corp.                               194
  2,532 UMB Financial Corp.                           132
  1,033 Un Planters Corp.                              64
  2,400 United Bankshares, Inc.                       113
  3,100 Us Trust Corp                                 183
    800 USBancorp, Inc.                                52
  4,000 UST Corp.                                     106
  2,100 Vermont Financial Services Corp.               58
  2,200 Webster Financial Corp.                       138
  2,550 Wesbanco, Inc.                                 77
  1,900 West Coast Bancorp of Oregon                   50
  2,300 Westamerica Bancorp                           210
  1,618 Westcorp, Inc.                                 28
  3,400 Weternbank Puerto Rico                         63
  3,375 Whitney Holding Corp.                         169
                                                 --------
                                                   10,362
                                                 --------
 BITUMINOUS COAL AND LIGNITE SURFACE MINING--0.1%
  3,800 Arch Coal, Inc.                               100
  1,100 Nacco Industries, Inc.                        120
                                                 --------
                                                      220
                                                 --------
 BROKERAGE AND FINANCIAL SERVICES--3.2%
    400 American Financial Enterprises, Inc.           16
    400 Ameritrade Holdings Corp., Class A*            13
  5,800 Amresco, Inc.*                                162
  6,100 Arcadia Financial, Ltd.*                       51
  2,900 Bank Plus Corporation*                         32
  4,600 Bank United Corp., Class A                    193

 Shares Description                                 Value
-----------------------------------------------------------
    787 BOK Financial Corp.*                       $     32
    400 Capital Factors Holdings, Inc.*                   7
  2,100 CapMAC Holdings, Inc.                            71
  2,100 CFX Corporation                                  58
     95 Charter One Financial, Inc.                       6
  2,400 Cityscape Financial Corp.*                        4
  3,600 CMAC Investment Corp.                           187
  3,450 Commercial Federal Corp.                        166
  5,750 Crawford & Co., Class B                         119
  3,500 Credit Acceptance Corp.*                         18
  6,000 Crimmi Mae, Inc.                                 89
    800 Delta Financial Corp.*                           13
  2,100 Dime Community Bancorp, Inc.                     49
  2,300 Doral Financial Corp.                            50
    900 Everen Capital Corp.                             36
  1,550 Financial Federal Corp.*                         33
  2,700 First Colorado Bancorp, Inc.                     61
  1,300 First Federal Capital Corp.                      36
  1,600 First Federal Financial Corp.*                   58
  2,667 First Financial Bancorp                         126
  1,000 First Financial Holdings, Inc.                   43
  1,198 First Indiana Corp.                              31
  1,500 First Republic Bank*                             41
  1,700 First Savings Bank of Washington                 43
  1,300 First Savings Bank, SLA                          50
  3,700 Firstplus Financial Group*                      141
    800 Flagstar Bancorp, Inc.*                          15
  1,000 Fund American Enterprise Holdings, Inc.         123
  1,600 Grand Premier Financial, Inc.                    23
  2,800 Hambrecht & Quist Group*                        107
    700 Harbor Florida Bancorp, Inc.                     46
    100 Harbor Florida Bancorp, Inc.                      7
  1,300 Harris Financial, Inc.                           25
  2,800 HFNC Financial Corp.                             42
  3,700 Homeside, Inc.*                                 102
  4,000 IMC Mortgage Company*                            54
  3,400 Insignia Financial Group, Inc., Class A*         67
  2,000 Interra Financial, Inc.                         110
  1,300 Interwest Bancorp, Inc.                          51
    500 Investment Technology Group, Inc.*               15
  1,600 Jefferies Group, Inc.                           113
  3,433 Legg Mason, Inc.*                               166
  1,600 Life Bancorp, Inc.                               50
  3,500 Long Beach Financial Corp.*                      38
  3,900 Long Island Bancorp, Inc.                       184
  2,880 McDonald & Co. Investments, Inc.                 78
 24,600 Mercury Finance Co.                              18
    500 Metris Companies, Inc.                           19
  3,737 Morgan Keegan, Inc.                              75
  2,734 New York Bancorp, Inc.                           97
  4,200 Ocwen Financial Corp.*                          102
  3,000 Pff Bancorp, Inc. *                              55
  7,150 Phoenix Duff & Phelps Corp.                      54
  3,500 Pioneer Group, Inc.                             110
  1,800 Piper Jaffray Cos., Inc.                         50

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1997
(All amounts in thousands, except shares)

 Shares Description                                 Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
 BROKERAGE AND FINANCIAL SERVICES--Continued
  2,100 Queens County Bancorp, Inc.                $     74
  3,285 Quick & Reilly Group, Inc.                      123
  3,850 Raymond James Financial, Inc.                   137
  1,400 Reliance Bancorp, Inc.                           46
  1,997 Resource Bancshares Mortgage Group, Inc.         27
  7,000 Roslyn Bancorp, Inc.                            152
  1,900 SEI Corp.                                        79
  2,250 Source Services Corp.*                           47
  1,200 Southern Pacific Funding Corp.*                  15
    800 St Francis Capital Corp.                         31
    300 Value Line, Inc.                                 11
    770 WFS Financial, Inc.*                              9
  1,700 WSFS Financial Corp.*                            33
                                                   --------
                                                      4,815
                                                   --------
 CHEMICALS, ALLIED PRODUCTS AND PHARMACEUTICALS--
 3.5%
  3,600 Affymetrix, Inc.*                               124
  3,600 Albermarle Corp.                                 90
  2,600 Alberto-Culver Co., Class B                      81
  1,900 Algos Pharmeceuticals Corp.*                     49
  5,100 Alliance Pharmaceutical Corporation*             49
     76 Alpha 1 Biomedicals, Inc.                         0
  2,300 Alpharma, Inc., Class A                          53
  1,900 American Safety Razor Co.*                       36
  4,600 Amylin Pharmaceuticals, Inc.*                    31
  1,300 Andrx Corp. *                                    51
  1,100 Aphton Corp.*                                    13
  2,400 Arris Pharmaceutical Corp.*                      23
  1,000 Bush Boake Allen, Inc.*                          28
  1,100 Cadus Pharmaceutical Corp.*                      14
  5,600 Calgon Carbon Corp.                              62
  3,900 Capstone Pharmacy Services, Inc.*                43
  1,400 Carbide/Graphite Group *                         54
    900 Cardinal Health ,Inc.                            68
  3,700 Carter-Wallace, Inc.                             61
      1 Cell Genesys, Inc.                                0
  4,000 Cephalone, Inc.*                                 41
  1,400 Chemed Corp.                                     55
  3,300 Chemfirst, Inc.                                  88
  3,000 Cygnus, Inc.*                                    68
    500 Del Laboratories, Inc.                           18
  3,700 Dexter Corp.                                    147
  1,700 Diagnostic Products Corp.                        47
  1,500 Emisphere Technologies, Inc.*                    30
  2,300 Fuller (H.B.) Co.                               113
  2,200 GelTex Pharmaceuticals, Inc.*                    62
  1,700 General Chemical Group, Inc.                     47
  3,700 Geon Co.                                         87
  5,500 Georgia Gulf Corp.                              171
  2,500 Guilford Pharmaceuticals, Inc.*                  56
  7,200 Hanna (M.A) Co.                                 178
  2,000 Herbalife International, Inc.                    40
  6,101 ICN Pharmaceuticals, Inc.                       302

 Shares Description                         Value
---------------------------------------------------
  5,400 ICOS Corp.*                        $     75
  3,600 Immunomedics, Inc.*                      18
  4,700 Interneuron Pharamaceuticals*            56
  4,200 Isis Pharmaceuticals, Inc.*              62
  3,600 Jones Medical Industries, Inc.          119
    800 Kos Pharmaceuticals, Inc.*               13
  1,300 Kronos, Inc.*                            41
  1,200 KV Pharmaceutical Co., Class B*          26
  5,100 Lawter International, Inc.               59
  1,500 Learonal, Inc.                           40
  1,771 Life Technologies, Inc.                  54
  3,575 Lilly Industrial, Inc.                   66
  1,000 MacDermid, Inc.                          72
  1,000 McWhorter Technologies, Inc.*            24
  3,500 Medimmune, Inc.*                        134
  4,400 Millennium Pharmaceuticals*              88
  3,600 Mineral Technologies, Inc.              158
  1,000 Miravant Medical Technologies*           47
  4,468 Mississippi Chemical Corp.               87
  2,500 NBTY, Inc.*                              54
    500 NCH Corp.                                34
  4,300 Nexstar Pharmeceuticals, Inc.*           59
  3,800 NL Industries*                           62
  3,700 Noeprobe Corp.*                          30
  3,600 OM Group, Inc.                          138
  3,400 Regeneron Pharmaceuticals, Inc.*         34
  3,300 Roberts Pharmaceutical Corp.*            34
  5,900 Schulman (A.), Inc.                     132
  3,000 Scotts Co.*                              88
  4,400 Sepracor, Inc.*                         162
  4,900 Sequus Pharmaceuticals, Inc.*            38
    900 Sonus Pharmaceuticals, Inc.*             35
  1,400 Stepan Co.                               39
  2,900 Techne Corp.*                            54
  6,500 Terra Industries, Inc.                   79
  2,635 Tetra Tech, Inc.*                        67
  1,800 Tetra Technologies, Inc.*                42
  3,000 Transkaryotic Therapies, Inc.*          104
  1,100 USA Detergents, Inc.*                    12
  1,700 Valhi, Inc.                              16
  4,000 Vertex Pharmaceuticals, Inc.*           111
  2,230 WD-40 Co.                                60
  4,400 Wellman, Inc.                            93
                                           --------
                                              5,296
                                           --------
 COMMUNICATIONS--5.1%
  2,700 ACC Corp.*                              126
  1,500 Ackerley Communications, Inc.            24
    900 Aerial Communications, Inc.*              8
  5,800 Aliant Communications, Inc.             175
  2,990 American Radio Systems Corp.            149
  2,600 American Mobile Satellite Corp.*         20
  4,300 ANTEC Corp.*                             66
  1,000 BET Holdings, Inc.*                      54
  2,700 Black Box Corp.*                         96

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                      Value
----------------------------------------------------------------
  1,120 Block Drug Co., Inc.                            $     51
  2,900 Bowne & Co., Inc.                                    111
  7,824 Brightpoint, Inc.*                                   126
  6,100 Brooks Fiber Properties*                             334
  2,650 Cable Design Technologies Corp.*                     107
  2,500 Cablevision Sytems, Class A*                         205
  2,400 California Microwave*                                 44
  2,100 Cellstar Corp.*                                       54
  1,600 Cellular Communications International, Inc.*          70
  3,680 Cellular Technical Services, Inc.*                    10
  5,200 Century Communications Corp., Class A*                36
  2,100 CFW Communications Co.                                48
  2,300 CIDCO, Inc.*                                          47
  2,200 Commnet Cellular, Inc.*                               78
  1,667 Commonwealth Telephone Enterprise *                   48
  7,950 Comsat Corp.                                         182
  1,300 Consolidated Graphics, Inc.*                          62
  2,100 Corecomm, Inc.*                                       28
  1,400 Cox Radio, Inc., Class A*                             47
  1,500 Data Transmission Network Corp.*                      41
  1,250 Davox Corp.*                                          41
  7,200 DSP Communications, Inc.*                            115
  1,500 Echostar Communications, Class A*                     27
  1,300 Emmis Broadcasting Corp., Class A*                    59
    400 Forrester Research, Inc.*                              9
  1,600 General Communications, Inc.*                         11
  4,950 Hawaiian Electric Industries                         193
  1,700 Heftel Broadcasting Corp., Class A*                  126
  4,000 HighwayMaster Communications, Inc.*                   26
  1,900 Integrated Circuit Systems*                           53
  2,700 Intermedia Communications, Inc.*                     134
  2,600 IXC Communications, Inc.*                             90
  7,200 Jacor Communications, Inc.*                          315
  2,500 Jones Intercable, Inc., Class A*                      35
  7,800 Journal Register Co.*                                132
  2,200 Lamar Advertising Co.*                                68
  3,300 Level One Communications, Inc.*                      138
  2,400 Mail-Well, Inc.*                                      78
  3,200 Marvel Entertainment Group*                            4
  1,800 Mastec, Inc.*                                         46
  5,100 Mcleodusa, Inc., Class A*                            189
  1,900 Media General, Inc.                                   81
  1,300 Metro Networks, Inc.*                                 40
  6,957 Metromedia International Group, Inc.*                 68
  8,000 Mobile Telecommunications Technologies Corp.*        139
  4,633 NTL, Inc.*                                           130
  1,500 Ods Networks, Inc.*                                   13
  4,800 Omnipoint Corp.*                                     101
  1,900 On Command Corp.*                                     24
  2,600 Outdoor Systems, Inc.*                                80
  6,000 P-COM, Inc.*                                         106
  1,300 Pacific Gateway Exchange, Inc.*                       51
  1,598 Park Electrochemical Corp.                            42

 Shares Description                                      Value
----------------------------------------------------------------
  2,600 Paxson Communications Corp.*                    $     22
  2,200 Periphonics Corp.*                                    21
     57 Perspective Biosystems, Inc.                           0
  2,900 Plantronics, Inc.*                                   108
  2,400 Powertel, Inc.*                                       47
    800 Precision Response Corporation*                        6
  2,200 Primus Telecommunications Group*                      31
  3,700 RCN Corporation*                                     121
  1,600 SAGA Communications, Inc.*                            31
  1,100 Sawtek, Inc.*                                         32
  1,100 SFX Broadcasting, Inc., Class A*                      83
  1,400 Sinclair Broadcast Group A*                           52
  1,500 Smartalk Teleservices, Inc.*                          32
  2,400 Snyder Communications, Inc.*                          81
  2,700 TCA Cable TV, Inc.                                   112
  8,300 TCI Satellite Entertainment, Class A*                 56
  5,400 Tel-Save Holdings, Inc.*                             117
  4,100 Telespectrum Worldwide, Inc.                          16
  1,200 TMP Worldwide, Inc.*                                  22
  1,350 Transaction Network Services, Inc.*                   24
  3,200 True North Communications, Inc.                       82
  6,300 U.S. Satellite Broadcasting Systems                   53
  4,200 United International Holdings, Inc., Class A*         44
    600 United Television, Inc.                               62
  1,900 United Video Satellite Group, Inc.*                   49
  2,600 Universal Outdoor Holdings*                          116
  2,400 Usld Communications Corp.*                            50
  5,800 Vanguard Cellular Systems, Inc.*                      81
  4,100 Waters Corp.*                                        176
  2,900 West Teleservices Corp.*                              34
 11,300 Western Wireless Corp., Class A                      210
  3,700 Westwood One, Inc.*                                  109
  5,300 WinStar Communications, Inc.*                        140
  1,400 Woodward Governor Co.                                 46
  1,800 Young Broadcasting Corp.*                             65
                                                        --------
                                                            7542
                                                        --------
 COMPUTERS AND OFFICE MACHINES--5.0%
    600 Act Manufacturing, Inc.*                               9
  2,900 Actel Corp.*                                          43
  3,900 Alliance Semiconductor Corp.*                         25
  3,100 Amati Communications Corp.*                           61
  3,900 American Business Info., Class B*                     43
  6,600 American Management Systems*                         154
    800 Apex Pc Solutions, Inc.*                              18
  1,000 Applied Graphics Technologies*                        47
  1,700 Arqule, Inc.*                                         35
  1,100 Aspect Development, Inc.*                             47
  1,200 Atmi, Inc.*                                           39
  4,000 Auspex Systems, Inc.*                                 45
  3,700 Avid Technology, Inc.*                               108
  2,300 Aware, Inc.*                                          23
    800 BA Merchants Services, Inc.*                          13
  3,466 BancTec, Inc.*                                        86
  1,700 BEA Systems, Inc.*                                    24

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1997
(All amounts in thousands, except shares)

 Shares Description                                Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
 COMPUTERS AND OFFICE MACHINES--CONTINUED
    400 BGS Systems, Inc.                         $     13
  2,884 Boole & Babbage, Inc.*                          85
  6,000 Borland International, Inc.*                    61
  1,600 BT Office Products International, Inc.*         16
  1,600 CACI International, Inc., Class A*              32
  1,796 Cambrex Corp.                                   81
  3,200 CCC Information Services Group.*                61
    900 CFM Technologies, Inc.*                         17
  3,500 Chips & Technologies, Inc.*                     54
  9,500 Cirrus Logic, Inc.*                            126
  1,300 Claremont Technology Group*                     24
  1,100 CNET, Inc.*                                     23
    500 Complete Business Solutions*                    17
  3,000 Compserve Corp.*                                38
  4,000 Comverse Technology, Inc.*                     135
  7,800 Copytele, Inc.*                                 28
  1,300 Cybermedia, Inc.*                               29
  2,600 Cylink Corp.*                                   29
  1,500 Data Dimensions, Inc.*                          27
  6,200 Data General Corp.*                            111
    800 Day Runner, Inc.*                               31
  1,000 Deltek Systems, Inc.*                           17
  1,400 Dialogic Corp.*                                 59
  5,500 Diamond Multimedia Systems, Inc.*               54
    800 Digital Link Corp.*                             18
    700 Dupont Photomasks, Inc.*                        27
  2,500 Dynatech Corp.*                                 91
  5,300 E* Trade Group, Inc.                           133
  1,900 Edify Corp.*                                    32
  1,800 Encad, Inc.*                                    70
  1,500 Evans & Sutherland Computer Corp.*              47
  3,300 Exabyte Corp.*                                  32
  1,500 Exar Corp.*                                     38
    800 Factset Research Systems, Inc.*                 20
  2,500 Filenet Corp.*                                  69
  2,400 Fonix Corp.*                                    14
  3,100 Forte Software, Inc.*                           31
  4,900 FTP Software, Inc.*                             11
    800 General Binding Corp.                           24
  4,100 GT Interactive Software Corp.*                  34
  1,550 HBO & Co.                                       70
  5,900 HMT Technology Corp.*                           77
  2,800 Hyperion Software Corp.*                       121
    800 I2 Technologies, Inc.                           36
  1,300 Indus International, Inc.*                      18
  3,600 Industri-Matematik Intl. Corp.*                 98
  1,700 Infinity Financial Tech., Inc.*                 29
  1,500 Information Management Resources*               39
  4,500 Information Resources, Inc.*                    67
  6,700 Intergraph Corp.*                               71
  3,100 International Network Services*                 56
  8,200 International Rectifier Corp.*                 116
  2,100 Interpool, Inc.                                 29
  1,900 Itron, Inc.*                                    34

 Shares Description                          Value
----------------------------------------------------
  6,100 Learning Company, Inc.*             $    111
  1,000 LHS Group, Inc.*                          43
  2,175 Lycos, Inc.*                              66
  5,100 Macromedia, Inc.*                         51
    900 Mastech Corporation                       26
    200 Medic Computer Systems, Inc.*              7
  1,400 Medical Manager Corp.*                    26
  2,600 Mercury Interactive Corp.*                63
    800 Metro Information Services, Inc.*         21
  2,100 Metromail Corp.*                          38
  1,900 Micro Linear Corp.*                       14
  4,600 Microprobe, Inc.*                         22
  1,300 Micros Systems, Inc.*                     68
  1,300 Microtouch Systems, Inc.*                 27
    800 Midway Games, Inc.*                       16
  3,400 Mylex Corp.*                              27
  2,200 National Computer Systems, Inc.           80
  2,600 National Techteam, Inc.*                  28
  1,600 Neomagic Corp.*                           27
  2,300 Network Data Process Corp.*              116
  2,500 Network Computing Devices*                21
  6,900 Network General Corp.*                   130
  3,800 Object Design, Inc.*                      36
  1,500 Objective Systems Integrator*             14
  2,800 Open Market, Inc.*                        29
    700 Pegasystems, Inc.*                        13
  2,600 Phoenix Technologies Ltd.*                38
  9,998 Platinum Technology, Inc.*               260
  2,400 Plexus Corp.                              64
  4,700 PMC-Sierra, Inc.                         129
  1,600 Proxim, Inc.*                             19
  1,000 Radiant Systems, Inc.*                    20
  1,000 Radisys, Inc.*                            45
  1,900 Rambus, Inc.*                            106
 12,385 Rational Software Corp.*                 125
  7,100 Read-Rite Corp.*                         136
  8,000 S3, Inc.*                                 51
  4,400 Safeguard Scientifics, Inc.*             139
  2,600 Sandisk Corp.*                            64
  3,100 Santa Cruz Operation, Inc.*               18
    900 Seachange International, Inc.*             9
    700 Semtech Corp.*                            34
  6,500 Sequent Computer Systems, Inc.*          151
  4,500 Shiva Corp.*                              40
  3,200 Siebel Systems, Inc.*                    133
  1,900 SMART Modular Technologies, Inc.*        118
  1,800 Splash Technology Holdings, Inc.*         59
    600 Sunquest Information Systems *             5
  1,500 Sykes Enterprises, Inc.*                  35
  3,050 Sylvan Learning Systems, Inc.*           124
  2,800 Synetic, Inc.*                           114
  3,950 Technology Solutions Co.*                122
  3,000 Transition Systems, Inc,*                 63
  2,920 Triarc Cos., Inc., Class A*               70
  1,800 Trident Microsystems, Inc.*               21
  3,100 USCS International, Inc.*                 59

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                              Value
--------------------------------------------------------
  2,100 Walker Interactive Systems*             $     27
  1,500 Wall Data, Inc.*                              24
  6,100 Wang Labs, Inc.*                             135
  2,300 Wonderware Corp.*                             42
  5,200 Xylan Corp.*                                 107
  2,900 Zebra Technologies Corp.*                     92
  2,500 Zitel Corp.*                                  28
                                                --------
                                                   7,486
                                                --------
 CREDIT INSTITUTIONS--0.3%
  3,972 Astoria Financial Corp.                      219
  1,800 IBS Financial Corp.                           31
  1,300 JSB Financial, Inc.                           61
  2,000 National Auto Credit, Inc.*                   13
  2,300 Ryland Group, Inc.                            50
                                                --------
                                                     374
                                                --------
 ELECTRICAL SERVICES--2.1%
  1,500 Advanced Lighting Technologies, Inc.*         32
  8,500 Atlantic Energy, Inc.                        171
  2,300 Black Hills Corp.                             73
  6,800 Checkfree Corp.*                             178
  2,200 CILCORP, Inc.                                 97
  3,300 Eastern Utilities Association                 79
  9,700 El Paso Electric Co.*                         65
  2,900 Electroglas, Inc.*                            55
  2,700 Empire District Electric Co.                  51
  2,600 Envoy Corp.*                                  80
  4,900 IES Industries, Inc.                         172
  1,600 Interstate Power Co.                          53
  2,550 Madison Gas & Electric Co.                    52
  5,300 Minnesota Power & Light Co.                  205
  8,000 Nevada Power Co.                             186
  2,200 Orange & Rockland Utilities, Inc.             88
  1,900 Otter Tail Power Co.                          66
  6,100 PMT Services, Inc.*                           96
  6,700 Public Service Co. of New Mexico             137
  6,300 Rochester Gas & Electric Corp.               173
  5,000 Sierra Pacific Resources                     169
  3,850 SIGCORP, Inc.                                103
  1,600 TNP Enterprises, Inc.                         44
  5,180 Tucson Electric Power Co.*                    90
  2,200 United Illuminating Co.                       90
  8,950 Washington Water Power Co.                   191
  5,000 WPL Holdings, Inc.                           153
  3,800 WPS Resources Corp.                          115
  1,650 Yankee Energy System, Inc.                    39
  2,000 Zurn Industries, Inc.                         69
                                                --------
                                                   3,172
                                                --------
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--6.1%
  1,000 ADE Corp.*                                    23
  3,000 Adtran, Inc.*                                108

 Shares Description                               Value
---------------------------------------------------------
    700 Advanced Energy Industries, Inc.*        $     14
  1,075 AFC Cable Systems, Inc.*                       29
  3,800 Allen Telecom, Inc. *                          77
  2,900 Alpine Group, Inc. *                           57
  2,100 Altron, Inc.*                                  33
  9,800 Ametek, Inc.                                  233
  6,300 Ampex Corp.*                                   16
  2,800 Amphenol Corp., Class A*                      142
  2,300 ANADIGICS, Inc.*                               76
  5,700 Anixter International, Inc.*                  102
  4,022 Applied Magnetics Corp.*                       68
  7,900 Aspect Telecommunications, Inc.*              177
  2,400 Associated Group, Inc.*                        78
  3,575 Avant! Corp.*                                  86
  3,220 Baldor Electric Co.                           100
  3,900 Belden, Inc.                                  129
  1,900 Benchmark Electronics, Inc.                    53
  3,000 Berg Electronics Corp.*                        69
  4,400 BMC Industries, Inc.                           82
  4,100 Boston Technology, Inc.*                       88
  3,850 Burr-Brown Corp.*                             116
  1,000 C & D Technologies, Inc.                       46
  5,200 C-Cube Microsystems, Inc.*                    110
  3,200 Calpine Corporation*                           47
  5,400 Cellnet Data Systems, Inc.*                    45
  2,800 Central Hudson Gas & Electric                 108
  3,600 Central Lousiana Electric                     105
  5,200 Central Maine Power Co.                        73
  5,500 Checkpoint Systems, Inc.*                      89
  1,450 Chicago Miniature Lamp, Inc.*                  49
  1,500 Coherent Communications Systems Corp.*         41
  1,500 Cohu, Inc.                                     53
  2,900 Commonwealth Energy System                     83
  3,800 Computer Products, Inc.*                       75
  3,500 Credence Systems Corp.*                        94
  3,009 CTS Corp.                                     102
  4,500 Cymer, Inc.*                                   86
  9,850 Delmarva Power & Light                        208
  1,000 Digital Lightwave, Inc.*                       21
  6,000 Digital Microwave Corp.*                       95
  3,900 DII Group*                                     87
  7,400 EG&G, Inc.                                    145
  1,284 Electro Rent Corp.*                            48
  1,400 Electro Scientific Industries, Inc.*           58
  1,000 Eltron International, Inc.*                    31
  1,300 Encore Wire Corp. *                            45
  2,400 ESS Technology, Inc.*                          24
  1,800 Essex International, Inc.*                     58
  1,400 Esterline Technologies Corp.*                  50
  2,300 FEI Company*                                   38
  6,578 Flowserve Corporation                         177
  2,800 General Cable Corp.                            96
  3,100 General DataComm Industries, Inc.*             16
  1,500 Geotel Communications Co.*                     27
  9,700 Glenayre Technologies, Inc.*                  105

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1997
(All amounts in thousands, except shares)

 Shares Description                              Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--CONTINUED
  4,900 Griffon Corp.*                          $     76
  1,400 HADCO Corp.*                                  87
  3,010 Harman International Industries, Inc.        152
  1,800 Holophane Corp.*                              41
  3,200 Hutchinson Technologies, Inc.*                76
  1,600 Imnet Systems, Inc.*                          26
 12,900 Integrated Device Technology, Inc.*          131
  3,000 Inter-Tel, Inc.*                              63
  7,800 Interdigital Communications Corp.*            34
  2,600 Intervoice, Inc.*                             25
    500 JPM Company                                   12
  3,000 Juno Lighting, Inc.                           58
  2,600 Kuhlman Corp.                                 92
    900 Lecroy Corp.*                                 34
  4,000 Lincoln Electric Co.                         149
  3,000 Littelfuse, Inc.*                             83
  3,100 Lojack Corp.*                                 43
  5,700 LTX Corp.*                                    32
  3,400 Magnetek, Inc.*                               71
  4,550 Methode Electronics, Inc., Class A            74
  1,900 Micrel, Inc.*                                 66
  1,100 Moog, Inc., Class A*                          40
  3,100 MRV Communications, Inc.*                     88
    800 National Presto Industries, Inc.              31
  1,700 Natural Microsystems Corp.*                   81
  2,400 North Pittsburgh Systems                      42
  2,878 Northwestern Public Service Co.               60
  2,840 Oak Industries, Inc.*                         79
    400 Optical Cable Corp.*                           4
  5,800 Pagemart Wireless, Inc., Class A*             57
 16,500 Paging Network, Inc.*                        199
  1,300 Perceptron, Inc.*                             29
  5,600 Picturetel Corp.*                             49
  4,237 Pioneer Standard Electronics, Inc.            70
    700 Powerwave Technologies, Inc.*                 17
  4,100 Premisys Communications, Inc.*               113
  2,475 PriCellular Corp.*                            27
  4,900 Ramtron International Corp.*                  32
  3,200 Robotic Vision Systems, Inc.*                 44
  1,800 Rofin-Sinar Technologies, Inc.*               27
  2,800 Sammina Corp.*                               190
  2,100 SDL, Inc.*                                    35
  1,400 Sheldahl, Inc.*                               21
  5,000 Silicon Valley Group, Inc.*                  119
  1,600 Siliconix, Inc.*                              77
  1,100 Sipex Corporation*                            34
  1,700 Spectrian Corp.*                              35
  1,000 Speedfam International, Inc.*                 26
  1,100 SPS Transaction Services, Inc.*               24
  1,300 Standard Motor Products, Inc.                 26
  1,700 Stanford Telecommunications, Inc.*            38
  1,000 Superior Telecom, Inc.*                       38
  2,000 Supertex, Inc.*                               25

 Shares  Description                             Value
--------------------------------------------------------
   2,600 Symetricon, Inc.*                      $     33
   2,300 Technitrol, Inc.                             73
   1,600 Tekelec*                                     61
     500 Thermedics Detection, Inc.*                   5
   2,900 Thermedics, Inc.*                            46
     500 Thermo Optek Corp.*                           9
     600 Thermoquest Corporation *                    10
     500 ThermoSpectra Corp.*                          5
   1,700 Thomas Industries, Inc.                      54
   1,300 Triquint Semiconductor, Inc.*                26
   1,600 Triumph Group, Inc.*                         52
   3,000 Ultratech Stepper, Inc.*                     74
   5,400 Uniphase Corp.*                             217
   3,800 Unitrode Corp.*                              71
   2,900 Valence Technology, Inc.*                    19
   1,300 Veeco Instruments, Inc.*                     52
   5,100 Vicor Corp.*                                144
   2,400 Westell Technologies, Inc., Class A*         40
   2,800 Windmere Corp.                               68
   1,700 Woodhead Industries, Inc.                    33
   3,000 World Access, Inc.*                          74
   1,000 Yurie Systems, Inc.*                         25
   4,547 Zenith Electronics Corp.*                    35
   3,250 Zilog, Inc.*                                 62
   1,500 Zygo Corp.*                                  32
   1,200 Zytec Corp.*                                 31
                                                --------
                                                   9,044
                                                --------
 FOOD AND BEVERAGES--2.0%
   5,000 Applebee's International, Inc.              106
   6,700 Bob Evans Farms, Inc.                       134
   2,000 Boston Beer Co., Inc.*                       19
     963 California Water Service Co.                 52
   2,400 Canandaigua Brands, Inc., Class A*          115
   2,400 Canandaigua Wine Company, Inc.*             113
   1,600 Cheesecake Factory, Inc.*                    49
     400 Coca-Cola Bottling Co.                       25
   6,000 Coors (Adolph) Co., Class B                 216
   3,600 Dreyer's Grand Ice Cream, Inc.               87
   3,300 Earthgrains Co.                             143
   1,100 Fine Host Corp.*                             32
   6,100 Fleming Companies, Inc.                     101
   2,800 Great Atlantic & Pac Tea Co.                 86
   5,600 Host Marriott Services Corp.*                82
   3,500 Hudson Foods, Inc.                           66
   1,500 IHOP Corp.*                                  51
   2,700 International Multifoods Corp.               73
   2,800 Lance, Inc.                                  71
   3,400 Landry's Seafood Restaurants, Inc.*          96
   5,700 Lone Star Steakhouse Saloon, Inc.*          106
   3,800 Luby's Cafeterias, Inc.                      75
   2,100 Michael Foods, Inc.                          46
     600 Mondavi (Robert) Corp., Class A*             28
     700 National Beverage Corp.*                      7
   3,050 Papa Johns International, Inc.*             101
   2,400 Rainforest Cafe, Inc.*                       86

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                           Value
-----------------------------------------------------
  1,400 Rare Hospitality Intl, Inc.*         $     15
  7,600 Richfoods Holdings, Inc.                  208
  1,200 Riviana Foods, Inc.                        23
  2,600 Ruby Tuesday, Inc.*                        68
  7,600 Ryan's Family Steak Houses, Inc.*          67
  2,050 Sbarro, Inc.                               57
  7,000 Shoney's Inc.*                             31
  5,000 Smithfield Foods, Inc.*                   177
  3,160 Suiza Foods Corp.*                        184
    600 United Natural Foods, Inc.*                14
  1,200 Worthington Foods, Inc.                    28
                                             --------
                                                3,038
                                             --------
 FOOD AND MANUFACTURING--0.4%
  2,000 Dominick's Supermarkets, Inc.*             78
     98 Farmer Bros. Co.                           15
  1,950 Performance Food Group Co.*                41
  5,300 Ralcorp Holding, Inc.*                     90
  1,000 Sanderson Farms, Inc.                      12
  3,887 Savannah Foods & Industries, Inc.          69
    100 Seaboard Corp.                             36
  3,700 Smucker (J.M.) Co.                         92
    900 TurboChef, Inc.*                            9
  4,100 Universal Foods Corp.                     170
                                             --------
                                                  612
                                             --------
 FURNITURE AND FIXTURES--0.6%
  2,100 Bassett Furniture Industries, Inc.         62
  1,300 Bush Industries, Inc.                      34
  2,100 CORT Business Services Corp.*              70
  4,400 Ethan Allen Interiors, Inc.*              169
  9,200 Heilig-Meyers Co.                         119
  2,900 Kimball International, Inc.               116
  1,800 Knoll, Inc.*                               54
  2,500 La-Z-Boy Chair Co.                        108
  3,800 Royal Appliance Manufacturing Co.*         26
  2,400 Triangle Pacific Corp.*                    77
                                             --------
                                                  835
                                             --------
 GENERAL BUILDING CONTRACTORS--1.0%
  1,700 ABT Building Products Corp.*               31
  2,700 AMCOL International Co.                    65
  1,700 Blount, Inc.                               86
  3,158 D. R. Horton, Inc.                         56
  3,900 Eagle Hardware & Garden, Inc.*             66
  2,750 Fairfield Communities, Inc. *             127
  4,600 Fleetwood Enterprises                     164
  6,300 Kaufman & Broad Home Corp.                137
  1,700 N V R, Inc. *                              38
  1,000 NCI Building Systems, Inc.*                38
  7,450 Oakwood Homes                             224
  2,356 Palm Harbor Homes, Inc.*                   68
  2,400 Pulte Corp.                                97
  4,800 Standard Pacific Corp.                     65
  3,600 Toll Brothers, Inc.*                       87
  1,879 U.S. Home Corp.*                           70

 Shares Description                            Value
------------------------------------------------------
  2,400 Webb (Del E.) Corp.                   $     52
                                              --------
                                                 1,471
                                              --------
 GLASS, CLAY AND STONE PRODUCTS--0.6%
    600 Ameron, Inc.                                39
  4,900 Ball Corp.                                 189
  1,700 Centex Construction Products, Inc.*         52
  5,600 Gentex Corp.*                              139
  2,700 Medusa Corp.                               110
  1,390 Mikasa, Inc.                                19
  1,400 Photronics, Inc.*                           67
    700 Puerto Rican Cement Co.                     30
  3,600 Southdown, Inc.                            208
                                              --------
                                                   853
                                              --------
 HEALTH SERVICES--4.4%
  2,900 Access Health Marketing, Inc.*              86
  1,600 Alternative Living Services *               43
  1,700 American HomePatient, Inc.*                 35
  4,500 Apogee, Inc.                               100
  8,300 Apria Healthcare Group, Inc. *             131
  5,000 Arterial Vascular Engineer *               277
  2,300 ATL Ultrasound, Inc.                        99
  1,300 Atria Communities, Inc. *                   22
  1,300 Barr Labs, Inc.*                            47
  1,400 Bio-Rad Labs, Inc.*                         35
  1,800 Cardiothoracic Systems, Inc. *              11
  1,400 Carematrix Corporation *                    37
  4,200 Cerner Corp.*                              101
  1,000 Closure Medical Corporation *               25
  1,600 Compdent Corp.*                             33
  2,000 Cooper Companies, Inc. *                    78
  3,700 COR Therapeutics, Inc.*                     84
  9,250 Covance, Inc. *                            168
  5,300 Creative BioMolecules, Inc.*                41
  2,000 Curative Health Services, Inc.*             57
  3,223 Enzo Biochem, Inc.*                         52
  2,100 Fuisz Technologies, Ltd.*                   19
 12,000 Gensia, Inc.*                               61
  3,500 Graham Field Health PDS *                   52
  2,400 Gulf South Medical Supply, Inc.*            78
  3,700 Haemonetics Corp.*                          54
  2,021 Healthdyne Technologies, Inc.*              39
  1,943 HealthPlan Services Corp.*                  38
  2,400 Heartport, Inc. *                           54
  1,600 Henry Schein, Inc.                          56
  3,600 Human Genome Sciences, Inc.*               148
  1,900 I-STAT Corp.*                               35
  2,900 IDEC Pharmaceuticals Corp.*                101
  5,600 Idexx Laboratories, Inc. *                  89
    800 IDX Systems Corp.*                          24
 12,700 Imatron, Inc. *                             43
  3,200 Incyte Pharmaceuticals, Inc.*              129
  2,200 Inhale Therapeutic Systems*                 68
  6,448 Integrated Health Services                 196

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1997
(All amounts in thousands, except shares)

 Shares Description                                 Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
 HEALTH SERVICES--Continued
  4,500 Invacare Corp.                             $    104
    800 Lab Holdings, Inc.                               19
    400 Labone, Inc.                                      7
  7,600 Laboratory Corp. of American Holdings *          16
  1,400 Landauer, Inc.                                   37
  4,458 Ligand Pharmaceuticals, Inc.*                    57
  4,700 Magellan Health Services, Inc.*                 112
  3,700 Mariner Health Group, Inc.*                      54
  2,200 Martek Biosciences Corp.*                        25
  2,800 Maxicare Health Plans, Inc.*                     36
  1,700 Medical Resources, Inc. *                        15
  2,200 Medicis Pharmaceutical, Class A *                94
  2,100 Mediq, Inc *                                     21
  1,100 MiniMed, Inc.*                                   41
  1,800 MMI Cos., Inc.                                   43
  1,633 Morrison Health Care, Inc.                       29
  1,500 Myriad Genetics, Inc.*                           41
  5,300 Nabi, Inc. *                                     23
  2,500 National Surgery Centers, Inc.*                  63
  2,900 NCS Healthcare, Inc., Class A *                  77
  2,800 Neurex Corp.*                                    44
  1,900 Neurogen Corp.*                                  37
  5,000 Neuromedical Systems, Inc.*                      19
  9,800 Novacare, Inc. *                                121
  3,200 Nova Corp.*                                      86
  3,200 Oakley, Inc. *                                   30
  2,100 Oec Medical Systems, Inc. *                      45
  2,900 OIS Optical Imaging Systems, Inc.*                5
    900 Oxigene, Inc. *                                  16
  4,000 Paracelsus Healthcare Corp. *                    22
  2,810 Paragon Health Network, Inc. *                  146
  2,600 PathoGenesis Corp.*                              92
  1,600 Pediatrix Medical Group*                         71
    900 Perclose, Inc.*                                  18
 10,700 Perrigo Co.*                                    152
  1,100 PHP Healthcare Corp.*                            18
  6,200 Physician Sales & Service *                     141
  2,600 Prime Medical Services, Inc.*                    34
  2,300 Psychemedics Corp.                               14
  4,800 Quest Diagnostics, Inc. *                        78
  3,600 Renal Care Group, Inc. *                        114
  3,700 Renal Treatment Centers, Inc. *                 123
  1,200 RES-CARE, Inc.*                                  28
  5,200 Rexall Sundown, Inc.*                           124
    600 RightChoice Managed Care, Inc., Class A*          6
  1,900 Rural/Metro Corp.*                               64
  1,400 Sabratek Corp. *                                 37
  2,700 Safeskin Corp.*                                 129
  2,400 Serologicals Corp.*                              53
  6,880 Sun Healthcare Group, Inc.*                     148
  1,500 Sunrise Assisted Living, Inc. *                  54
  3,000 Thermo Cardiosystems, Inc. *                     58
  2,300 Thermolase Corp. *                               32

 Shares Description                              Value
--------------------------------------------------------
  6,333 Total Renal Care Holdings *             $    164
  1,000 Trex Medical Corp. *                          14
  2,200 Triangle Pharmaceuticals, Inc. *              40
  3,000 Twinlab Corporation *                         55
  1,400 Universal Health Realty Income Trust          29
  3,100 Veterinary Centers of America, Inc.*          39
  2,300 Vical, Inc.*                                  32
  2,221 Vitalink Pharmacy Services, Inc.*             53
  5,300 Vivus, Inc.*                                 119
  4,500 Zila, Inc.*                                   28
                                                --------
                                                   6,492
                                                --------
 HEAVY CONSTRUCTION--0.5%
  2,300 American Residential Services                 31
  5,900 Dal-Tile International, Inc. *                64
  2,150 Elcor Corp.                                   52
  2,100 Florida Rock Industries, Inc.                 55
  1,500 Giant Cement Holdings, Inc. *                 37
  1,950 Granite Construction, Inc.                    45
  7,003 Lennar Corp.                                 146
  1,800 Lone Star Industries, Inc.                    94
    400 Mestek, Inc. *                                 7
  2,091 Morrison Knudsen Corp.*                       21
  1,500 Nortek, Inc. *                                37
  1,500 Republic Group, Inc.                          29
  1,400 Synthetic Industries, Inc. *                  41
  2,500 TJ International, Inc.                        62
    300 Watsco, Inc.                                   8
                                                --------
                                                     729
                                                --------
 INDUSTRIAL INSTRUMENTS--2.6%
  3,500 Acuson Corp.*                                 67
  3,000 ADAC Laboratories *                           63
  3,300 Alkermes, Inc.*                               65
  1,100 Analogic Corp.                                41
  2,200 Arrow International, Inc.*                    77
  4,600 Ballard Medical Products                     106
  2,600 Barnett, Inc.*                                53
  1,700 Biomatrix, Inc.*                              50
  2,300 Buckeye Cellulose Corp.*                     101
  5,800 Cincinnati Milacron, Inc.*                   171
  1,800 Circon Corp.*                                 27
  3,100 CNS, Inc. *                                   24
  5,400 Cognex Corp.*                                144
  1,800 Coherent, Inc.*                               68
  2,150 Commercial Intertech Corp.                    38
  2,450 CONMED Corp.*                                 58
    976 Cubic Corp.                                   29
  2,500 Cytyc Corp.*                                  54
  2,400 Daniel Industries, Inc.                       45
  2,200 Datascope Corp.*                              56
  1,900 Dionex Corp.*                                 95
  3,400 Etec Systems, Inc. *                         156
  4,100 Ferro Corp.                                  157
  3,300 Fisher Scientific International, Inc.        158
  2,300 Fluke (John) Manufacturing Co., Inc.*         55

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                 Value
-----------------------------------------------------------
  4,300 Genrad, Inc.*                             $     114
  4,700 Gilead Sciences, Inc.*                          162
    875 Hach Co.                                         10
  1,800 Hologic, Inc.*                                   47
  4,200 Kennametal, Inc.                                221
    900 Lunar Corp.*                                     20
  2,300 Marquette Medical Systems, Inc.*                 52
  3,300 Mascotech, Inc.                                  57
  3,964 Mentor Corp.                                    135
    600 Mine Safety Appliances Co.                       40
  1,500 MTS Systems Corp.                                58
  2,800 Physio-Control International Corp.*              44
  1,900 Possis Corp.*                                    27
  3,200 Respironics, Inc.*                               86
  2,600 SangStat Medical Corp.*                          91
  1,600 Spine-Tech, Inc. *                               53
  1,800 Staar Surgical Co.*                              31
  1,100 Starrett (L.S.) Co.                              42
  2,800 Sunrise Medical, Inc.*                           44
  1,000 Tech-Sym Corp.*                                  30
  2,650 TECNOL Medical Products, Inc.*                   58
  1,800 Theragenics Corp.*                               72
  2,500 Theratech, Inc.*                                 26
  3,600 Trimble Navigation, Ltd.*                        76
    900 Vital Signs, Inc.                                18
  1,296 Watkins-Johnson Co.                              41
  2,500 Watsco, Inc.                                     65
  2,400 X-Rite, Inc.                                     46
  1,700 Zoltek Companies, Inc.*                          63
                                                  ---------
                                                      3,787
                                                  ---------
 INSURANCE SERVICES--3.8%
  2,000 Acceptance Insurance Cos., Inc.*                 49
  3,000 Alfa Corp.                                       49
  2,375 Allied Group, Inc.                               97
  1,424 American Annuity Group, Inc.*                    30
  1,450 American Heritage Life Investment Corp.          53
  3,700 Amerin Corp.*                                    86
    800 Amerus Life Holdings, Class A                    26
  2,200 Amvestors Financial Corp.                        48
  3,100 Argonaut Group, Inc.                            103
  1,900 Baldwin & Lyons, Inc.                            46
  3,700 Berkley (W.R.) Corp.                            154
  1,700 Blanch (E.W.) Holdings, Inc.                     59
  1,700 Capital RE Corp.                                 95
  1,400 Capitol Transamerica Corp.                       33
  1,300 Chartwell Re Corporation                         44
  1,100 Citizens Corporation                             32
  2,000 CNA Surety Corporation *                         29
  3,200 Commerce Group, Inc.                            100
  5,300 Coventry Corp.*                                  79
  2,399 Delphi Financial Group, Inc.*                    96
  2,100 Enhance Financial Services Group, Inc.          117
  1,700 Executive Risk, Inc.                            111
  2,700 FBL Financial Group, Inc., Class A              107

 Shares Description                                      Value
----------------------------------------------------------------
  4,974 FINL Security Assurance Holdings, Inc.          $    218
  1,600 First American Financial, Corp.                       98
  1,200 Foremost Corp. of America                             73
  3,612 Fremont General Corp.                                166
  4,068 Frontier Insurance Group, Inc.                        98
  3,085 Gainsco, Inc.                                         26
  2,600 Gallagher (Arthur J.) & Co.                           93
  1,500 Guarantee Life Companies, Inc.                        37
    500 Guaranty National Corp.                               18
  2,000 Harleysville Group, Inc.                              46
  4,200 Hartford Life, Class A                               161
  4,900 HCC Insurance Holdings, Inc.*                         92
  2,400 Highlands Insurance Group, Inc.*                      68
  2,100 Hilb, Rogal & Hamilton Co.                            40
  3,200 HSB Group, Inc.                                      166
  3,300 International Alliance Services, Inc.*                48
  4,100 John Alden Financial Corp.                           110
    600 Kansas City Life Insurance Co.                        50
  1,400 Life Reinsurance Corp.                                80
  2,800 Life USA Holding, Inc.*                               47
    700 Markel Corp.*                                        108
    900 Meadowbrook Insurance Group, Inc.                     21
  3,300 Medical Assurance, Inc.*                              94
  2,300 NAC Re Corp.                                         103
    300 National Western Life Insurance Co.*                  28
    600 Nationwide Financial Services, Class A                21
    700 Nymagic, Inc.                                         18
  4,480 Orion Capital Corp.                                  202
    900 Penn Treaty American Corp.*                           29
  4,300 Penncorp Financial Group, Inc.                       145
    900 Philadelphia Consolidated Holding Corporation         15
  1,050 Poe & Brown, Inc.                                     44
  4,000 Presidential Life Corp.                               81
  1,951 PXRE Corp.                                            58
  6,100 Reinsurance Group of America, Inc.                   260
  1,914 Reliastar Financial Corp.                             71
  2,700 Risk Capital Holdings, Inc.*                          62
  1,165 RLI Corp.                                             51
  2,100 Scpie Holdings, Inc.                                  59
  2,300 Selective Insurance Group, Inc.                      116
  2,500 Sierra Health Services, Inc.*                         91
  1,650 State Auto Financial Corp.                            41
  1,200 Titan Holdings, Inc.                                  25
  1,950 Trenwick Group, Inc.                                  72
  2,100 Triad Guaranty, Inc.                                  62
  4,120 United Cos. Financial Corp.                           91
  1,150 United Fire & Casualty Co.                            50
  1,300 United Wisconsin Services, Inc.                       32
  2,000 Vesta Insurance Group, Inc.                          110
  1,800 Washington National Corp.                             60
  1,600 Zenith National Insurance Corp.                       43
                                                        --------
                                                           5,641
                                                        --------
 JEWELRY AND PRECIOUS METALS--0.0%
  1,500 Oneida Ltd.                                           56
                                                        --------

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1997
(All amounts in thousands, except shares)

 Shares Description                              Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
 LEATHER PRODUCTS--0.2%
  2,900 Brown Group, Inc.                       $     47
  2,700 Justin Industries, Inc.                       39
    800 Timberland Co.*                               62
  2,300 Wolverine Tube, Inc.*                         73
                                                --------
                                                     221
                                                --------
 LUMBER AND WOOD PRODUCTS--0.1%
    850 Halter Marine Group, Inc.*                    24
  5,600 Newport News Shipbuilding*                   136
  2,200 Pope & Talbot, Inc.                           36
                                                --------
                                                     196
                                                --------
 MACHINERY--2.6%
  2,800 Aftermarket Technology Corp.*                 57
    600 Ag-Chem Equipment Co., Inc.*                  10
  1,300 Alamo Group, Inc.                             27
  1,700 Allied Products Corp.                         41
  1,400 Asyst Technologies, Inc.*                     43
  1,800 Avondale Industries, Inc.*                    51
  1,800 Brown & Sharpe Mfg. Co., Class A *            18
  1,600 Cascade Corp.                                 29
  1,300 Chart Industries, Inc.                        30
  1,800 Columbus Mckinnon Corp.                       42
  2,266 Commercial Metals Co.                         75
  3,200 Donaldson Co., Inc.                          154
  1,100 DT Industries, Inc.                           31
  1,500 Excel Industries, Inc.                        29
  3,000 Figgie International Holdings, Inc.*          41
    668 Franklin Electric Co., Inc.                   37
  3,600 FSI International, Inc.*                      55
  1,200 Gardner Denver Machinery, Inc. *              45
  1,400 Gleason Corp.                                 36
  3,600 Global Industrial Technologies, Inc.*         64
  1,997 Graco, Inc.                                   71
  4,800 Hayes Wheels Intl., Inc. *                   143
  2,700 Helix Technology Corp.                        64
  1,000 Hirsch International Corp., Class A *         20
  4,725 IDEX Corp.                                   157
  6,800 Imation Corp. *                              119
  3,000 Indentix, Inc.                                30
  2,700 Integrated Process Equipment Corp.*           58
  2,600 Ionics, Inc.*                                 96
  7,000 JLG Industries, Inc.                          90
  5,300 Kaydon Corp.                                 175
  3,600 Kulicke & Soffa Industries, Inc.*             99
  1,500 Lindsay Manufacturing Co.*                    61
  2,825 Manitowoc Co., Inc.                           94
  8,300 Marine Drilling Co., Inc.*                   189
  9,600 Mentor Graphics Corp. *                       91
  3,600 Modine Manufacturing Co.                     122
  3,450 Mohawk Industries, Inc.*                     104
  2,300 Nordson Corp.                                121
  2,300 Omniquip International, Inc.                  44
  1,600 Osmonics, Inc.*                               23

 Shares Description                                Value
----------------------------------------------------------
    599 Pilgrims Pride Corp.                      $     10
  3,400 Regal-Beloit Corp.                              92
  2,300 Rexel, Inc.*                                    52
  1,248 Robbins & Myers, Inc.                           48
  5,000 Roper Industries, Inc.                         144
  1,800 Specialty Equipment Cos., Inc.*                 28
  2,200 SPX Corp.                                      150
  3,800 TBC Corp. *                                     38
  1,800 Terex Corp. *                                   37
  1,200 Thermadyne Holdings Corp. *                     36
  1,900 Thermo Fibertek, Inc. *                         22
  3,125 Titan International, Inc.                       63
  1,900 Toro Co.                                        84
    700 Tractor Supply Co.*                             11
  2,700 Varco International, Inc.*                     138
                                                  --------
                                                     3,839
                                                  --------
 MANUFACTURING--GENERAL--1.0%
    700 Bacou U.S.A., Inc.*                             12
  3,280 Brady (W.H.) Co.                               101
  1,000 Consolidated Cigar Holdings, Inc. *             28
  2,550 Cuno, Inc. *                                    43
  1,100 DBT Online, Inc. *                              28
  6,500 First Brands Corp.                             167
  9,000 Furniture Brands International, Inc.*          176
  2,800 General Cigar Holdings, Inc.                    66
      1 General Cigar Holdings, Inc., Class B *          0
  3,000 Hexcel Corp.*                                   76
  2,300 Innovex, Inc.                                   53
  1,300 Insilico Corp.*                                 45
  2,000 Jabil Circuit, Inc.*                            96
  6,300 Kemet Corp.*                                   149
  1,000 Matthews International Corp., Class A           43
  4,600 Polymer Group, Inc. *                           45
  1,500 Rockshox, Inc. *                                13
  2,600 Samsonite Corp.*                                94
  2,400 Seattle Filmworks, Inc.*                        24
    800 Simpson Manufacturing Co.*                      28
  1,700 Toy Biz, Inc.*                                  15
  2,600 Tracor, Inc.*                                   73
    700 Tremont Corp.*                                  40
    700 Trigen Energy Corp.                             16
  1,800 U. S. Can Corporation *                         30
    500 Wesley Jessen Visioncare *                      15
  2,400 Westinghouse Air Brake Co.                      55
  2,800 Wireless Telecom Group, Inc.                    20
                                                  --------
                                                     1,551
                                                  --------
 MERCHANDISE--GENERAL--0.8%
  2,100 Action Performance Companies, Inc.*             61
    500 Aep Industries, Inc. *                          15
  4,700 American Pad & Paper Co. *                      68
  3,900 Amerisource Corp.*                             253
    800 Amscan Holdings, Inc. *                         13
  3,000 Central Garden & Pet Co. *                      85
  3,000 Church & Dwight Co., Inc.                       87

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                               Value
---------------------------------------------------------
  1,600 Cross (A.T.) Co.                         $     17
  3,100 Department 56, Inc.*                           90
  1,400 Hunt Corp.                                     30
  6,300 Jostens, Inc.                                 151
  2,500 Libbey, Inc.                                   99
  4,400 Playtex Products, Inc.*                        43
  3,000 Silgan Holdings, Inc. *                       104
                                                 --------
                                                    1,116
                                                 --------
 METAL MINING--0.3%
  1,700 Cleveland Cliffs, Inc.                         73
  3,500 Coeur D'Alene Mines Corp. *                    30
  3,900 Freeport-McMoran Copper and Gold, Inc.        123
  4,317 Getchell Gold Corp.*                          113
  8,900 Hecla Mining Co.*                              44
  2,900 Stillwater Mining Co. *                        53
                                                 --------
                                                      436
                                                 --------
 METAL PRODUCTS--1.1%
  1,200 Alltrista Corp.*                               35
  7,800 Amax Gold, Inc.*                               17
  3,000 Applied Industrial Tech, Inc.                  85
  2,900 Aptargroup, Inc.                              165
  1,700 Barnes Group, Inc.                             44
  1,050 Butler Manufacturing Co.                       36
  3,200 Century Aluminum Company                       47
  1,400 Chase Brass Industries, Inc.*                  34
  1,100 Citation Corp.*                                19
  2,600 Clarcor, Inc.                                  77
  2,300 Commonwealth Industrial, Inc.                  38
  5,600 Equitable Resources                           181
  2,500 Material Sciences Corp.*                       37
  1,400 Maverick Tube Corp. *                          40
  4,700 Miller Industries, Inc.*                       46
  1,900 NN Ball & Roller, Inc.                         16
  2,600 Oregon Metallurgical Corp.*                    84
    700 Penn Engineering & Manufacturing Corp.         18
  2,200 Quanex Corp.                                   65
    800 Ryerson Tull, Inc., Class A *                  12
  1,500 Shaw Group, Inc. *                             37
    600 Special Metals Corp. *                         11
  1,628 SPS Technologies, Inc.*                        71
  2,700 Titanium Metals Corporation *                  83
  2,900 TriMas Corp.                                   90
  2,900 Watts Industries, Inc., Class A                74
  3,100 Wyman-Gordon Co.*                              66
  2,000 Zero Corp.                                     56
                                                 --------
                                                    1,584
                                                 --------
 MINING, QUARRYING OF NONMETALLIC MINERAL--0.2%
  2,500 Cliff's Drilling Co.*                         139
  2,300 RMI Titanium Corp.*                            55
  2,600 Zeigler Coal Holding Co.                       41
                                                 --------
                                                     235
                                                 --------

 Shares Description                                   Value
-------------------------------------------------------------
 MISCELLANEOUS INVESTING INSTITUTIONS--1.6%
  5,524 BRE Properties, Inc.                         $    159
  3,800 Burnham Pacific Properties, Inc.                   54
  8,375 Capstead Mortgage Corp.                           211
  7,804 Champion Enterprises, Inc.*                       150
  1,300 Corus Bankshares, Inc.                             45
  6,600 Franchise Finance Corp.                           175
  9,600 Geotek Communications, Inc.*                       19
  2,808 Horizon Group, Inc. *                              33
  3,700 Hospital Properties Trust                         132
  4,800 IRT Property Co.                                   58
    800 John Nuveen and Company, Inc.                      29
  3,000 Koger Equity, Inc.                                 63
  3,600 LTC Properties, Inc.                               74
  2,559 MAF Bancorp, Inc.                                  83
  2,200 Meridian Industrial Trust, Inc.                    51
  6,100 Merry Land & Investment Co., Inc.                 143
  2,200 MGI Properties, Inc.                               51
  7,800 Mid Atlantic Medical Services, Inc.*              104
  6,199 Patriot American Hospitality, Inc.                194
    900 PEC Israel Economic Corp.*                         18
  1,604 Peoples First Corp.                                58
  4,800 Reckson Associates Realty Corp.                   128
  2,400 Redwood Trust, Inc.                                61
  2,200 Seacor Holdings, Inc.*                            123
  4,300 Smith, (Charles E.)
         Residential Realty, Inc.                         148
  1,800 Trans Financial Bancorp, Inc.                      62
                                                     --------
                                                        2,426
                                                     --------
 NATURAL GAS TRANSMISSION--1.2%
  4,750 Atmos Energy Corp.                                126
  2,200 Bay State Gas Co.                                  65
  1,400 Colonial Gas Co.                                   35
  1,500 Connecticut Energy Corp.                           39
  1,700 CTG Resources, Inc.                                41
  3,100 Eastern Enterprises                               125
  2,000 Energen Corp.                                      76
 15,800 Kelley Oil and Gas Corp.*                          46
  2,800 Laclede Gas Co.                                    72
  1,600 NUI Corp.                                          39
  3,800 Oneok, Inc.                                       142
  4,776 Piedmont Natural Gas Co.                          156
  4,200 Primark Corp.*                                    142
  3,150 Public Service Co. of North Carolina, Inc.         64
  2,757 Tejas Gas Corp.*                                  169
  5,300 UGI Corp.                                         147
  7,000 Washington Gas Light Co.                          188
  3,000 Wicor, Inc.                                       138
                                                     --------
                                                        1,810
                                                     --------
 OIL AND GAS--2.9%
  9,100 AGL Resources, Inc.                               179
    900 Aquila Gas Pipeline Corp.                          13
  1,700 Atwood Oceanics, Inc.*                             84
  5,040 Barrett Resources Corp.*                          149

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1997
(All amounts in thousands, except shares)

 Shares Description                             Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
 OIL AND GAS--Continued
  1,400 Belco Oil & Gas Corp.*                 $     29
  5,000 Benton Oil & Gas Co.*                        72
  2,900 Berry Petroleum Co.                          54
  4,200 Brown (Tom), Inc.*                           92
  3,300 Cabot Oil & Gas Corp.                        68
  3,100 Calmat Co.                                   81
    800 Carbo Ceramics, Inc.                         26
  7,500 Chesapeake Energy Corp.                      58
  4,100 Coho Energy, Inc.*                           42
  3,900 Comstock Resources, Inc.*                    51
  3,600 Cross Timbers Oil Co.                        83
  3,600 Devon Energy Corp.                          140
    500 DLB Oil & Gas, Inc.*                          6
  2,000 Forcenergy, Inc.*                            62
  4,500 Forest Oil Corp.*                            72
 11,400 Grey Wolf, Inc.*                             71
 16,300 Harken Energy Corp.*                         91
  1,300 Houston Exploration Company*                 28
  2,400 HS Resources, Inc.*                          38
  1,100 Hugoton Energy Corp.*                        11
  3,600 Indiana Energy, Inc.                        101
  6,500 Input/ Output, Inc.*                        168
  3,800 KCS Energy, Inc.                             90
  1,900 Key Energy Group, Inc.*                      46
  5,176 Meridian Resource Corp.*                     55
  5,800 National-Oilwell, Inc.*                     184
  2,900 New Jersey Resources                        101
  1,100 North Carolina Natural Gas                   36
  3,600 Northwest Natural Gas Co.                   101
  3,200 Nuevo Energy Co.*                           133
  1,800 Ocean Energy, Inc.*                         101
  3,700 Oceaneering International, Inc.*             76
 11,000 Parker Drilling Co.*                        145
  1,800 Patterson Energy, Inc.*                      66
  1,500 Pennsylvania Enterprises, Inc.               38
  2,700 Plains Resources, Inc.*                      45
  3,100 Pool Energy Services Co.*                    80
  6,900 Pride International, Inc.*                  191
  5,700 Quaker State Corp.                           88
  1,000 Rutherford-Moran Oil Corp.*                  20
  2,093 Semco Energy, Inc.                           36
  4,200 Snyder Oil Corp.                             83
  1,220 South Jersey Industries                      31
  1,380 Southern Union Company*                      35
  4,400 Southwest Gas Corp.                          82
  4,000 Southwestern Energy Company                  47
  1,800 St Mary Land & Exploration                   74
  2,720 Swift Energy Co.*                            59
  5,200 Titan Exploration, Inc.*                     62
  7,000 Tuboscope Vetco International Corp.*        172
  3,900 Unit Corp.*                                  43
  5,200 Vintage Petroleum, Inc.                     101

 Shares Description                             Value
-------------------------------------------------------
  3,300 Western Gas Resources, Inc.                  75
                                               --------
                                                  4,365
                                               --------
 ORDNANCE AND ACCESSORIES--0.0%
  3,100 Sturm Ruger & Co., Inc.                $     56
                                               --------
 OTHER SERVICES--1.8%
  1,300 Abacus Direct Corp.*                         54
  3,700 ADR Information Services, Inc.*              89
  9,150 Acnielsen Corp.*                            205
    800 Administaff, Inc.                            18
  2,600 Apac Teleservices, Inc.*                     36
  1,400 Applied Analytical Industries, Inc.*         17
  3,000 Budget Group, Inc., Class A*                107
  1,400 Caribiner Intl., Inc.*                       59
    800 Central Parking Corp.                        46
    400 Christiana Companies*                        15
  1,000 CKS Group, Inc.*                             13
  1,600 Coinmach Laundry Corp.*                      32
    800 Computer Learning Centers*                   44
  5,307 Concentra Managed Care, Inc.*               180
  1,400 Education Management Corp.*                  35
  1,000 Firearms Training Systems*                    6
  3,500 FPA Medical Management, Inc.*                90
  4,100 Franklin Covey Co.*                          87
  2,650 Kelly Services, Inc., Class A                77
  1,600 McGrath Rentcorp                             35
 11,700 Medaphis Corp.*                              59
  1,700 Medquist, Inc.*                              44
  1,600 Memberworks, Inc.*                           29
    600 Metzler Group, Inc.*                         23
  2,300 Moneygram Payment Systems, Inc.*             30
  1,100 National Processing, Inc.*                   11
    700 NCO Group, Inc.*                             27
  8,100 Ogden Corp.                                 216
  3,800 Physicians Reliance Network*                 37
  1,400 Pixar, Inc.*                                 32
  1,300 Profit Recovery Group International*         20
  1,100 Quick Response Services, Inc.*               39
  1,180 Registry, Inc.*                              52
  1,400 Rental Service Corp.*                        35
  3,300 Rollins, Inc.                                67
     24 Score Board, Inc.                             0
  1,500 Service Experts, Inc.*                       41
  1,200 Sovran Self Storage, Inc.                    37
  2,200 Staffmark, Inc.*                             77
    850 Strayer Education, Inc.                      29
    500 Superior Consultant Holdings*                15
  2,500 Trico Marine Services, Inc.*                 70
  6,800 Trigon Healthcare, Inc.*                    174
  1,600 U S Rentals, Inc.*                           41
    400 Vincam Group, Inc.*                          14
  1,600 Wackenhut Corrections Corp.*                 45
  5,800 Walter Industries, Inc.*                    115
  1,500 Whittman-Hart, Inc.*                         49
                                               --------
                                                  2,673
                                               --------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                 Value
-----------------------------------------------------------
 PAPER PRODUCTS--0.6%
  3,400 Chesapeake Corp.                           $    116
  1,900 Deltic Timber Corp.                              55
  8,500 Gaylord Container Corp.*                         58
  2,200 Greif Bros. Corp.                                73
  2,179 Mosinee Paper Corp.                              65
  1,700 Paragon Trade Brands, Inc. *                     38
  4,932 Paxar Corp.*                                     74
  5,570 Rock-Tenn Co.                                   113
  2,600 Schweitzer-Mauduit International, Inc.           92
  2,300 Shorewood Packaging Corp.*                       55
  1,900 Universal Forest Products, Inc.                  29
  4,500 Wausau Paper Mills Co.                           96
                                                   --------
                                                        864
                                                   --------
 PERSONAL SERVICES--0.4%
  4,150 Bristol Hotel Co.*                              103
  2,900 Catalina Marketing Corp.*                       134
  1,900 CPI Corp.                                        35
  1,500 Equity Corp. International *                     32
  3,050 G & K Services, Inc.                            112
  4,100 Glatfelter (P.H) Co.                             78
  1,973 Marcus Corp.                                     56
  4,600 Red Roof Inns, Inc.*                             73
  1,400 Unifirst Corp.                                   36
                                                   --------
                                                        659
                                                   --------
 PETROLEUM PRODUCTS--0.4%
  3,300 Lomak Petroleum, Inc.                            57
  2,956 Louis Dreyfus Natural Gas Corp.*                 61
  5,200 Newfield Exploration, Inc.*                     121
 10,160 Newpark Resources, Inc.*                        203
    900 RPC, Inc.                                        24
  1,800 Seitel, Inc.*                                    69
  1,800 Stone Energy Corp.*                              52
  4,300 Tesoro Petroleum Corp.*                          71
                                                   --------
                                                        658
                                                   --------
 PRINTING AND PUBLISHING--1.0%
  1,950 American Business Products, Inc.                 40
  6,700 American Media, Inc., Class A *                  52
  2,600 Big Flower Press Holdings, Inc.*                 57
    900 CSS Industries, Inc.*                            30
  1,000 Devon Group, Inc.*                               42
  1,400 Express Scripts, Inc.*                           83
  2,600 Gibson Greetings, Inc.*                          61
  4,200 Golden Books Family Entertainment, Inc.*         39
  5,000 Harland (John H.) Co.                           103
  4,800 Houghton Mifflin Co. *                          179
  2,575 McClatchy Newspapers, Inc., Class A              74
  2,108 Merrill Corp.                                    42
  1,750 Nelson (Thomas), Inc.                            20
  1,900 New England Business Service, Inc.               60
  2,800 Playboy Enterprises, Inc.*                       38
  1,666 Pulitzer Publishing Co.                          91

 Shares Description                            Value
------------------------------------------------------
  2,000 Scholastic Corp.*                     $     76
  2,100 Standard Register Co.                       72
    400 Steck-Vaughn Publishing Corp.*               6
  7,500 Topps, Inc.*                                19
    400 Waverly, Inc.*                              17
  2,100 Wiley (John) & Sons, Inc.                   96
  6,100 World Color Press, Inc.*                   163
                                              --------
                                                 1,460
                                              --------
 PROFESSIONAL SERVICES--5.5%
  2,620 ABM Industries, Inc.                        73
  6,600 Acclaim Entertainment, Inc.*                27
  1,900 Activision, Inc.*                           30
  5,800 Acxiom Corp.*                              100
    600 Advent Software, Inc.*                      14
  3,925 Advo, Inc. *                                85
  5,800 Affiliated Computer Services, Inc.*        136
  2,300 Alternative Resources Corp.*                56
  2,600 AMERCO*                                     73
  5,300 American Oncology Resources, Inc.*          72
  2,374 Analysts International Corp.               113
  1,800 Arbor Software Corp.*                       54
  3,400 Aspen Technologies, Inc.*                  130
  5,000 Banta Corp.                                125
  1,600 Barra, Inc.*                                45
  4,700 BDM International*                         137
  3,500 BE Aerospace, Inc.*                        111
  2,100 Bell & Howell Co.*                          50
  2,500 Billing Information Concepts*              111
  4,100 Bisys Group, Inc.*                         131
    900 BRC Holdings, Inc.*                         37
  3,300 Broderbund Software, Inc.*                  96
  1,600 CDI Corp.*                                  66
  1,200 Ciber, Inc.*                                53
  4,100 Citrix Systems, Inc.*                      294
  3,300 Clarify, Inc.*                              35
  2,100 ClinTrials Research, Inc.*                  18
  4,400 Computer Horizons Corp.*                   145
  2,400 Computer Task Group, Inc.                   76
 10,200 Computervision Corp.*                       37
  4,500 COREStaff, Inc.*                           121
  4,100 CSG Systems International, Inc.*           152
  1,500 Documentum, Inc.*                           47
  4,200 Employee Solutions, Inc.*                   23
  1,500 Fair Isaac & Co.                            64
  3,200 Gerber Scientific, Inc.                     64
  8,500 Global Industries, Ltd.*                   136
    100 Grey Advertising, Inc.                      36
  2,600 HA-LO Industries, Inc.*                     66
  2,850 Harbinger Corp.*                            86
  1,900 HCIA, Inc.*                                 23
  1,850 Henry (Jack) & Associates, Inc.             47
  2,600 HNC Software, Inc. *                        82
    878 Holly Corp.                                 24
  2,500 HPR, Inc.*                                  66
  1,400 IKOS Systems, Inc.*                         11

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1997
(All amounts in thousands, except shares)

 Shares Description                                   Value
-------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
 PROFESSIONAL SERVICES--Continued
  1,700 Inacom Corp.*                                $     48
  1,700 Infocus Systems*                                   56
  1,500 Inso Corp.*                                        16
  2,500 Integrated Systems Consulting Group, Inc.*         39
  6,400 Interim Services, Inc.*                           181
  3,300 Intersolv, Inc.*                                   53
    500 Intevac, Inc.*                                      5
    900 Iron Mountain, Inc.*                               34
    750 ITT Educational Services, Inc.*                    16
  1,400 JDA Software Group, Inc.*                          43
  2,000 Landstar Systems, Inc.*                            52
  1,400 Layne Christensen Company*                         24
  1,600 Learning Tree International, Inc.*                 40
  2,800 Legato Systems, Inc.*                             107
  2,600 Manugistics Group, Inc.*                           91
  2,100 May & Speh, Inc.*                                  28
  4,650 MDU Resources Group, Inc.                         139
  3,700 National Health Investors, Inc.                   147
  2,150 National Instruments Corp.*                        58
  3,400 Network Equipment Technologies, Inc.*              50
  1,100 NHP, Inc.*                                         32
  1,550 Nichols Research Corp.*                            36
  2,200 Nimbus CD International, Inc.*                     22
  2,200 Norrell Corp.                                      54
  6,000 Oak Technology, Inc.*                              50
  1,700 On Assignment, Inc.*                               40
  5,400 Orthodontic Centers of America, Inc.*              98
  1,900 Personnel Group of America, Inc.*                  69
  2,400 PhyMatrix Corp.*                                   35
  4,900 Physician Computer Network, Inc.*                  24
  4,900 Physician Resource Group, Inc.*                    28
  1,250 Pinkertons, Inc.*                                  29
  2,500 Policy Management Systems Corp.*                  162
  3,600 Pre-Paid Legal Services, Inc.*                    102
  3,400 Premiere Technologies, Inc.*                       81
  1,900 Progress Software Corp.*                           39
  1,600 Project Software & Development, Inc.*              31
  2,500 Protein Design Labs, Inc.*                        105
  5,400 PSINET, Inc.*                                      36
    900 Raptor Systems, Inc.*                              14
  3,300 Remedy Corp.*                                     144
  2,700 Romac International, Inc.*                         53
    500 Sapient Corp.*                                     26
  3,250 Scopus Technologies, Inc.*                         39
  7,500 Sitel Corp.*                                       70
  6,600 Sotheby's Holdings, Inc., Class A                 113
  1,000 SPSS, Inc.*                                        25
  5,400 Structural Dynamics Research Corp.*                90
  4,750 System Software Associates, Inc.*                  63
  2,600 Systems & Computer Technology Corp.*              122
  3,300 Systemsoft Corp.*                                  24
  2,500 Telxon Corp.                                       61
    750 Thermo Ecotek Corporation*                         10

 Shares Description                                 Value
-----------------------------------------------------------
    565 Thermo TerraTech, Inc.*                    $      5
  1,550 Thermotrex Corp.*                                38
  6,900 Vanstar Corp.*                                   95
  1,500 Vantive Corp. *                                  36
  3,500 Veritas DGC, Inc.*                              140
  4,275 Veritas Software Corp.*                         187
  3,000 Viasoft, Inc.*                                  110
  2,100 VideoServer, Inc.*                               32
  2,700 Viewlogic Systems, Inc.*                         72
  3,700 Visio Corp.*                                    139
  1,700 VISX Corp.*                                      42
  1,300 Volt Information Sciences, Inc.*                 83
  2,097 Wackenhut Corp.                                  45
  3,125 Wind River Systems*                             121
  3,600 Xircom, Inc.*                                    38
  3,700 Yahoo!, Inc.*                                   189
  1,500 Zoran Corp.*                                     26
                                                   --------
                                                      8,130
                                                   --------
 REAL ESTATE--6.3%
  1,100 Alexandria Real Estate                           34
  2,300 Allied Capital Commercial                        74
  1,500 Ambassador Apartments, Inc.                      30
  2,400 Amercian General Hospitality Corporation         65
  3,400 American Health Properties, Inc.                 88
  1,812 American Homestar Corp.*                         25
  2,500 AMLI Residential Properties                      58
  5,700 Apartment Investment & Management Co.           202
  5,400 Arden Realty Group, Inc.                        164
  1,800 Associated Estates Realty Corp.                  41
  5,800 Avalon Properties, Inc.                         178
  1,100 Avatar Holdings, Inc.*                           31
  4,000 Bay Apartment Communities, Inc.                 160
  1,800 Bedford Property Investors                       37
  4,200 Berkshire Realty, Inc.                           48
  1,400 Boykin Lodging Company                           36
  3,503 Bradley Real Estate Trust                        71
  8,000 California Realty Corp.                         318
  5,064 Camden Property Trust                           166
  2,500 Capstone Capital Corp.                           59
  2,500 Castle & Cooke, Inc.*                            42
  1,700 CB Community Real Estate Services*               57
  3,500 CBL & Associates Properties, Inc.                84
  2,700 Centerpoint Properties Corp.                     89
  4,100 Chateau Communities, Inc.                       125
  2,300 Chelsea GCA Realty, Inc.                         87
  8,100 Choice Hotels Intl., Inc.*                      141
  4,000 Colonial Property Trust*                        115
  3,800 Commercial Net Lease Realty                      61
  7,500 Cornerstone Properties, Inc.                    145
  5,200 Cornerstone Realty Income Trust                  59
  3,700 Cousins Properties, Inc.                        112
  4,500 Crown American Realty Trust                      40
  3,100 Developers Diversified Realty Corp.             121
  6,700 Dynex Capital, Inc.                              93

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                   Value
-------------------------------------------------------------
  2,600 Eastgroup Properties                         $     56
  5,300 Equity Inns, Inc.                                  80
  2,000 Essex Property Trust, Inc.                         72
  3,300 Evans Withycombe Residential, Inc.                 82
  3,400 Excel Realty Trust, Inc.                          104
  6,300 Federal Realty Investment Trust                   159
  5,000 FelCor Suite Hotel, Inc.                          182
  5,800 First Industrial Realty Trust                     205
  4,400 First Union Real Estate                            65
  1,000 Forest City Enterprises, Inc.                      57
  3,100 Gables Residential Trust                           84
  5,600 General Growth Properties, Inc.                   207
  1,262 Getty Realty Corp.                                 24
  3,300 Glenborough Realty Trust, Inc.                     89
  3,500 Glimcher Realty Trust                              77
  2,000 Great Lakes REIT, Inc.                             38
  3,100 Grubb & Ellis Co. *                                39
  4,600 Health Care Property Investors, Inc.              182
  3,600 Health Care REIT, Inc.                             92
  2,700 Healthcare Realty Trust                            79
  7,300 Highwoods Properties, Inc.                        262
  1,300 Home Properties of New York, Inc.                  35
  2,100 Imperial Credit Mortgage Holdings                  37
  8,300 INMC Mortgage Holdings, Inc.                      188
  5,100 Innkeepers USA Trust                               82
  2,800 Irvine Apartment Communities, Inc.                 87
  2,500 JDN Realty Co.                                     78
  2,500 JP Realty, Inc.                                    63
  3,300 Kilroy Realty Corp.                                87
  6,600 Liberty Property Trust                            184
  4,200 LNR Property, Inc.                                 98
  3,800 Macerich Co.                                      103
  3,700 Manufactured Home Communities, Inc.               101
    900 Maxxam, Inc.*                                      42
  2,000 Mid-America Apartment Communities, Inc.            55
  3,600 Mills Corp.                                       100
  2,000 National Golf Properties, Inc.                     64
  6,700 Nationwide Health Properties, Inc.                158
  2,500 Oasis Residential, Inc.                            55
  3,100 Ocwen Asset Investment Corp.*                      56
  1,900 Pacific Gulf Properties, Inc.                      43
  1,200 Pennsylvania Real Estate Investmentt Trust         29
  4,868 Post Properties, Inc.                             188
  3,700 Prentiss Properties Trust                          96
  2,000 PRI Automation, Inc.*                              68
  2,000 Price Enterprises, Inc.                            36
  1,700 Price REIT, Inc.                                   67
  4,200 Prime Retail, Inc.                                 61
  4,100 Realty Income Corporation                         107
  3,500 Regency Realty Corp.                               93
  3,300 RFS Hotel Investors, Inc.                          63
  1,600 Saul Centers, Inc.                                 28
  4,500 Shurguard Storage Centers, Inc.                   124
  2,400 Storage Trust Realty                               60

 Shares Description                                Value
----------------------------------------------------------
  4,400 Storage USA, Inc.                         $    172
  3,300 Summit Property, Inc.                           68
  2,600 Sun Communities, Inc.                           95
  5,000 Sunstone Hotel Investors, Inc.                  88
  1,200 Tanger Factory Outlet Center                    35
  5,600 Taubman Centers, Inc.                           69
  3,100 Thornburg Mortgage Asset Corp.                  61
  2,500 Town & Country Trust                            44
  2,900 Trinet Corporate Realty Trust                  112
  2,700 Urban Shopping Centers, Inc.                    90
  2,400 Walden Residential Properties, Inc.             59
  5,800 Washington Real Estate Investment Trust         95
  2,800 Weeks Corp.                                     90
    700 Wellsford Residential Property Trust            11
  2,800 Western Investment Real Estate Trust            39
  2,600 Winston Hotels, Inc.                            36
                                                  --------
                                                     9,391
                                                  --------
 RECREATIONAL AND LEISURE SERVICES--1.6%
    700 AMC Entertainment, Inc.*                        15
  1,000 Anchor Gaming*                                  80
  4,800 Ascent Entertainment Group, Inc.*               52
  3,000 Authentic Fitness Corp.                         49
    737 Autotote Corp. Class A                           2
  7,300 Aztar Corp.*                                    51
    300 Bally's Grand, Inc.*                            15
  5,700 Boyd Gaming Corp.*                              41
  3,900 Capstar Hotel Company*                         146
  1,600 Carmike Cinemas, Inc.*                          50
  1,500 Coleman Co., Inc.*                              20
    600 Dover Downs Entertainment                       13
  1,400 Family Golf Centers, Inc.*                      40
  5,500 Florida Panthers Holdings, Inc.*               103
  2,900 Galoob (Lewis) Toys, Inc.*                      34
    900 GC Cos., Inc.*                                  39
  5,300 Grand Casinos*                                  70
  2,200 Hollywood Park, Inc.*                           43
  2,000 Homestead Village, Inc.*                        31
  3,500 Interstate Hotels Company*                     130
  2,317 K2, Inc.                                        64
  2,700 Lydall, Inc.*                                   55
  7,800 Malibu Entertainment Worldwide*                 28
  1,800 North Face, Inc.*                               39
  2,900 Panavision, Inc.*                               67
  1,100 Penn National Gaming, Inc.*                     13
    900 Penske Motorsports, Inc.*                       24
  1,800 Premier Parks, Inc.*                            70
  1,200 Primadonna Resorts, Inc.*                       20
  6,500 Prime Hospitality Corp.*                       124
    700 Quintel Entertainment, Inc.*                     4
  2,600 Rio Hotel & Casino, Inc.*                       54
  3,800 Sabre Group Holdings, Inc.*                     98
  1,400 Scientific Games Holdings Corp.*                29
  2,600 Showboat, Inc.                                  50
  2,400 Signature Resorts, Inc.*                        64
  1,300 Skyline Corp.                                   35

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1997
(All amounts in thousands, except shares)

 Shares Description                                  Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
 RECREATIONAL AND LEISURE SERVICES--Continued
  1,700 Sodak Gaming, Inc.*                         $     15
  2,000 Speedway Motorsports, Inc.*                       44
  3,500 Spelling Entertainment Group, Inc.*               30
  3,400 Station Casinos, Inc.*                            23
  1,600 Suburban Lodges of America*                       39
  2,633 Sunburst Hospitality Corp.*                       26
  1,600 Ticketmaster Group, Inc.*                         36
  3,600 Trump Hotels and Casino Resorts, Inc.*            31
  4,200 Vail Resorts, Inc.*                              111
    900 Vistana, Inc.*                                    20
  1,300 West Marine, Inc.*                                27
    600 White River Corp.*                                41
  2,900 WMS Industries, Inc.*                             67
                                                    --------
                                                       2,372
                                                    --------
 RESEARCH AND CONSULTING SERVICES--1.0%
  5,400 Advance Tissue Science, Inc.*                     69
  4,800 Agouron Pharmaceuticals, Inc.*                   184
  7,400 Bio-Technology General Corp.*                     93
  4,600 Columbia Laboratories, Inc.*                      63
    275 Computer Management Sciences, Inc.*                4
  7,300 Cytogen Corp.*                                    23
  2,100 Dames & Moore, Inc.                               26
    700 Data Processing Resources Corp.*                  16
  3,400 Jacobs Engineering Group, Inc.*                   90
  6,000 Liposome Technology, Inc.*                        36
  2,600 Mycogen Corp.*                                    51
  2,300 NeoPath, Inc.*                                    38
  3,350 NFO Research, Inc.*                               59
  1,900 OHM Corp.*                                        16
  2,900 Organogenesis, Inc.*                              99
  3,200 Parexel International Corp.*                     110
  2,745 Pharmaceutical Product Development, Inc.*         42
  5,900 Scios-Nova, Inc.*                                 45
  1,500 Spacelabs Medical, Inc.*                          32
  1,100 Stone & Webster, Inc.                             52
  5,050 Summit Technology, Inc.*                          33
  9,000 Symantec Corp.*                                  225
  3,900 U.S. Bioscience, Inc.*                            36
                                                    --------
                                                       1,442
                                                    --------
 RETAIL--4.9%
    800 99 Cents Only Stores                              28
  2,500 Aaron Rents, Inc.                                 42
  1,100 Abercrombie & Fitch Co., Class A*                 33
    470 Alexander's, Inc.*                                43
    900 Amazon Com., Inc.*                                45
  4,700 Americredit Corp.*                               130
  3,600 Ames Department Stores, Inc.*                     61
  4,100 AnnTaylor Stores, Inc.*                           58
  4,812 Apple South, Inc.                                 88
  4,500 Arbor Drugs, Inc.                                122
  5,500 Best Buy, Inc.*                                  160
  6,000 BJ'S Wholesale Club, Inc.                        175

 Shares Description                                  Value
------------------------------------------------------------
 12,550 Brinker International, Inc.*                $    185
    900 Brylane, Inc.*                                    47
    600 Buckle, Inc.*                                     20
  7,340 Buffets, Inc.*                                    65
  3,180 Burlington Coat Factory Warehouse*                59
  2,600 Carson Pirie Scott & Co.*                        134
  3,900 Cash America International, Inc.                  49
 17,000 Charming Shoppes, Inc.*                           83
  2,500 Circuit City Stores, Inc.*                        30
  6,800 CKE Restaurants, Inc.                            255
  7,250 Claire's Stores, Inc.                            164
  2,300 Cole National Corp.*                              79
  2,523 Consolidated Products, Inc.*                      49
  1,400 Cost Plus, Inc. of California*                    46
    800 Cross-Continent Auto Retailer*                     7
    268 Dart Group Corp.                                  31
    400 Delia*s, Inc.*                                     9
  2,600 Dress Barn, Inc*                                  67
  2,100 Einstein/Noah Bagel Corp.*                        15
  2,600 Fabri-Centers of America, Inc., Class A*          54
  4,900 Fedders Corp.                                     28
  7,400 Fingerhut Cos., Inc.                             154
  6,400 Foodmaker, Inc.*                                  99
  4,900 Footstar, Inc.*                                  147
  1,800 Friedmans, Inc., Class A*                         26
  2,900 Garden Ridge Corp.*                               44
  1,300 Genovese Drug Stores, Class A                     24
  2,400 Global Directmail Corp.*                          43
  1,000 Goody's Family Clothing, Inc.*                    33
  2,300 Guitar Center, Inc.*                              50
  4,000 Gymboree Corp.*                                  116
  3,500 Hancock Fabrics, Inc.                             49
  4,000 Hollywood Entertainment Corp.*                    35
  5,400 Homebase, Inc.*                                   45
  1,100 Ingles Markets, Inc.                              15
  1,900 International Dairy Queen, Inc., Class A*         50
  3,550 Just For Feet, Inc.*                              60
  1,200 Kenneth Cole Productions, Class A                 20
  2,400 Lands' End, Inc.*                                 85
  2,100 Linens 'N Things, Inc.*                           72
  4,900 Longs Drug Stores, Inc.                          143
  4,000 Mac Frugal's Bargains Close-Outs, Inc.*          172
  2,175 Men's (The) Warehouse, Inc.*                      76
  3,900 Michael's Stores, Inc.*                          126
  5,500 Micro Warehouse, Inc.*                            80
  3,600 National Media Corp.*                             15
  2,323 Natures Sunshine Products, Inc.                   51
  1,500 NPC International, Inc.*                          20
  1,900 Nu Skin Asia Pacific, Class A*                    38
  2,000 O'Reilly Automotive, Inc.*                        47
  2,150 Pacific Sunwear California*                       70
  1,800 Paul Harris Stores*                               38
  3,050 Petco Animal Supplies, Inc.*                      90
 10,852 Pier I Imports, Inc.                             243
  7,300 Proffitt's, Inc.*                                223

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                            Value
------------------------------------------------------
  2,000 Quality Food Centers, Inc.*           $    126
  2,500 Regis Corp.                                 59
  2,400 Renters Choice, Inc.*                       54
 16,100 Service Merchandise Co., Inc.*              54
  2,500 Shopko Stores, Inc.*                        53
  2,450 Showbiz Pizza Time, Inc.*                   53
  1,900 Sonic Corp.*                                53
  2,600 Spiegel, Inc., Class A*                     14
  5,100 Sports Authority, Inc.*                    100
  4,400 Stage Stores, Inc.*                        185
  2,800 Stanhome, Inc.                              72
  1,450 Stein Mart, Inc.*                           43
  7,800 Stride Rite Corp.                           93
  8,800 Sunglass Hut International*                 56
  1,100 Syms Corp.*                                 13
  1,900 Talbots, Inc.                               40
  2,600 The Finish Line, Class A*                   49
  1,300 Tuesday Morning Corp.*                      32
 20,484 U S Office Products Co.*                   407
  1,400 Ugly Duckling Corp.*                        13
  2,300 United Auto Group, Inc.*                    32
  1,500 Urban Outfitters, Inc.*                     26
  3,300 Valmont Industries, Inc.                    72
  1,500 Value City Department Stores, Inc.*         11
  1,800 Wet Seal, Inc.*                             53
  3,200 Whole Foods Market, Inc.*                  147
  3,100 Williams-Sonoma, Inc.*                     118
  1,700 Wilmar Industries, Inc.*                    45
  5,600 Zale Corp.*                                125
                                              --------
                                                 7,258
                                              --------
 RUBBER AND PLASTICS--0.5%
  2,100 ACX Technologies, Inc.*                     56
  4,300 Carlisle Cos., Inc.                        183
  2,300 Foamex International, Inc.*                 25
  1,500 Furon Co.                                   59
    700 Liqui-Box Corp.                             26
  2,194 Myers Industries, Inc.                      38
  2,400 O'Sullivan Corp.*                           31
  1,200 Rogers Corp.*                               49
  3,900 Sola International, Inc.*                  118
  2,200 Spartech Corp.                              36
  1,100 Tredegar Industries, Inc.                   72
  2,100 West Co., Inc.                              67
                                              --------
                                                   760
                                              --------
 SANITARY SERVICES--0.5%
 15,500 Allied Waste Industries, Inc.*             338
  2,700 Centennial Cellular Corp.*                  52
  9,600 Laidlaw Environment Services, Inc.*         43
  9,400 Safety-Kleen Corp.                         261
  3,100 Superior Services, Inc.*                    73
                                              --------
                                                   767
                                              --------

 Shares Description                         Value
---------------------------------------------------
 SERVICE INDUSTRY MACHINERY--0.2%
  2,000 Applied Power, Inc.*               $    122
  1,700 Scotsman Industries, Inc.                43
  1,400 Tennant Co.                              53
  2,062 Wynn's International, Inc.               67
                                           --------
                                                285
                                           --------
 SOCIAL SERVICES--0.2%
    447 Berlitz International, Inc.*             12
  4,400 DeVry, Inc.*                            118
  3,118 Omega Healthcare Investors, Inc.        113
                                           --------
                                                243
                                           --------
 STEEL PRODUCTS--1.2%
  1,900 Acme Metals, Inc.*                       24
  7,200 AK Steel Holdings, Inc.                 142
  1,400 Amcast Industrial Corp.                  35
 15,200 Armco, Inc.*                             81
  4,700 Birmingham Steel Corp.                   72
  2,500 Brush Wellman, Inc.                      59
  3,100 Carpenter Technology Corp.              146
    700 Chaparral Steel Co.                      11
    400 Curtiss Wright Corp.                     31
    500 Gibraltar Steel Corp.*                   10
  1,900 Handy & Harman                           43
  1,800 IMCO Recycling, Inc.                     28
  3,000 Intermet Corp.*                          56
  2,900 J & L Specialty Steel, Inc.              28
  3,500 Kaiser Aluminum Corp.*                   36
  3,300 Lone Star Technologies, Inc.*            96
  2,400 Lukens, Inc.                             40
  2,800 Mueller Industries, Inc.*               130
  3,400 National Steel Corp., Class B*           51
  3,500 Oregon Steel Mills, Inc.                 69
  1,350 Reliance Steel & Aluminum Co.            38
  1,100 Rouge Industries, Inc., Class A          17
    700 Shiloh Industries, Inc.*                 13
  1,900 Standex International Corp.              67
  5,900 Steel Dynamics, Inc.*                   109
  3,400 Texas Industries, Inc.                  158
  3,500 Transmontaigne Oil Co.*                  53
  3,700 UNR Industries, Inc.                     19
                                           --------
                                              1,662
                                           --------
 TEXTILES--0.5%
  3,000 Albany International Corp.               73
  9,900 Burlington Industries, Inc.*            144
  3,900 Cone Mills Corp.*                        31
  1,200 Culp, Inc.                               22
    700 Fab Industries, Inc.                     21
  1,900 Galey & Lord, Inc.*                      34
  3,097 Guilford Mills, Inc.                     78
  3,400 Interface, Inc.                         102
  3,900 Phillips-Van Heusen                      54
    800 Pillowtex Corp.                          21

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1997
(All amounts in thousands, except shares and number of contracts)

 Shares Description                                Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
 TEXTILES--Continued
  1,100 Quiksilver, Inc.*                         $     29
  4,500 Ruddick Corp.                                   92
  2,000 Springs Industries, Inc.                       101
                                                  --------
                                                       802
                                                  --------
 TRANSPORTATION PARTS AND EQUIPMENT--1.7%
  2,700 AAR Corp.                                      104
  1,500 Alliant Techsystems, Inc.*                      89
  3,550 Arctic Cat, Inc.                                37
  3,500 Arvin Industries, Inc.                         121
  2,500 Aviall, Inc.*                                   35
  1,500 Banner Aerospace, Inc.*                         14
  2,000 Borg Warner Automotive, Inc.*                   36
  2,200 Breed Technologies, Inc.                        44
      1 Chancellor Corp.*                                0
  2,500 Coachmen Industries, Inc.                       56
  9,800 Collins & Aikman Corp.*                         87
  1,200 Copart, Inc.*                                   21
  1,400 Detroit Diesel Corp.*                           32
    900 Ducommun, Inc.*                                 29
  2,500 Eaton Vance Corp.                               87
  2,700 Exide Corp.                                     64
  2,200 Fairchild Corp.*                                50
  5,700 Federal-Mogul Corp.                            234
  5,200 Gencorp, Inc.                                  130
  2,000 Huffy Corp.                                     30
  2,600 OEA, Inc.                                       81
  5,200 Orbital Sciences Corp.*                        133
  4,200 Polaris Industries, Inc.                       127
  1,700 Remec, Inc.*                                    40
  3,600 Rohr, Inc.*                                    110
  5,700 Rollins Truck Leasing Corp.                     96
  1,300 Sequa Corp.*                                    74
  2,600 Simpson Industries, Inc.                        30
  1,900 Smith (A.O.) Corp.                              81
  2,725 Standard Products Co.                           68
  5,000 Stewart & Stevenson Services, Inc.             108
  3,300 Superior Industries International, Inc.         86
    689 Thor Industries, Inc.                           22
  2,600 Tower Automotive, Inc.*                        102
  3,200 Wabash National Corp.                           91
  1,400 Walbro Corp.                                    20
  2,400 Winnebago Industries, Inc.                      18
                                                  --------
                                                     2,587
                                                  --------
 TRANSPORTATION SERVICES--1.9%
  4,950 Air Express International Corp.                141
  3,400 Airborne Freight Corp.                         216
  1,300 Airnet Systems, Inc.*                           26
  5,400 Airtran Holdings, Inc.*                         27
  2,300 Alaska Air Group, Inc.*                         86
  3,400 American Freightways, Inc.*                     49
  6,430 American West Holdings Corp.                   101
  3,300 Arnold Industries, Inc.                         59

 Shares Description                                     Value
---------------------------------------------------------------
  3,600 Asa Holdings, Inc.                             $    105
  1,400 Atlas Air, Inc.*                                     37
  1,900 Circle International Corp., Inc.                     48
  2,500 Coach USA, Inc.*                                     70
  3,500 Consolidated Freightways Corp.*                      55
  1,700 Covenant Transportation, Inc., Class A*              27
  1,200 Eagle USA Airfreight, Inc.*                          37
  3,900 Expeditors International of Washington, Inc.        151
    400 Florida East Coast Industries                        38
  3,500 Fritz Companies, Inc.*                               46
  7,400 Greyhound Lines, Inc.*                               29
  2,539 Heartland Express, Inc.*                             60
  3,500 Hunt (J.B.) Transportation Services, Inc.            57
  1,900 Hvide Marine, Inc., Class A*                         54
  3,900 Kirby Corp.*                                         72
    600 Kitty Hawk, Inc.*                                    11
    600 Knight Transportation, Inc.*                         16
  1,400 M.S. Carriers, Inc.*                                 34
  1,200 Mesaba Holdings, Inc.*                               26
  1,550 Midwest Express Holdings, Inc.*                      53
  2,800 Motivepower Industries, Inc.*                        74
  3,400 Offshore Logistics, Inc.*                            77
  6,200 OMI Corp.*                                           64
  4,300 Overseas Shipholding Group, Inc.                    104
  3,300 Pittston Burlington Group                            91
  2,000 Roadway Express, Inc.                                54
  2,100 Swift Transportation Co., Inc.*                      58
  7,900 Trans World Airlines, Inc.*                          60
  4,150 US Freightways Corporation                          127
  3,450 Werner Enterprises, Inc.                             74
  1,600 Wyndham Hotel Corp.*                                 68
  2,500 Xtra Corp.                                          131
  4,300 Yellow Corp.*                                       112
                                                       --------
                                                          2,825
                                                       --------
 WATER SUPPLY--0.3%
  1,100 Aquarion Co.                                         33
  4,025 Culligan Water Technologies, Inc.*                  180
  1,300 E'Town Corp.                                         46
  2,700 Philadelphia Suburban Corp.                          67
  1,460 Southern California Water Co.                        33
  4,252 United Water Resources, Inc.                         77
                                                       --------
                                                            436
                                                       --------
 WHOLESALE--1.1%
  1,000 Aviation Sales Company*                              36
  1,400 Bindley Western Industries, Inc.                     43
  4,000 Caraustar Industries, Inc.                          128
  4,200 Casey's General Stores, Inc.                         99
  1,756 Castle (A. M.) & Co.                                 41
  1,100 CDW Computer Centers, Inc.*                          65
  5,100 CHS Electronics, Inc.*                               96
  3,500 Compucom Systems, Inc.*                              36
    700 Daisytek International Corp.*                        27
  1,400 Discount Auto Parts, Inc.*                           26

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                             Value
--------------------------------------------------------
   5,400 Handleman Co.*                         $     36
   2,000 Hughes Supply, Inc.                          66
   2,200 JP Foodservice, Inc.*                        65
   2,900 Kaman Corp.                                  54
   4,500 Kent Electronics Corp.*                     150
   1,000 Lawson Products, Inc.                        30
   2,700 Marshall Industries*                         93
   2,450 Microage, Inc.*                              49
   1,800 Nash-Finch Co.                               34
   4,000 Owens & Minor, Inc. Holdings Co.             56
   2,200 Patterson Dental Co.*                        90
   1,600 Russ Berrie & Co., Inc.                      48
   4,475 Rykoff-Sexton, Inc.*                         99
   1,700 Smart & Final, Inc.                          31
   2,400 United Stationers, Inc.*                    102
   1,900 VWR Corp.*                                   50
                                                --------
                                                   1,650
--------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $111,753)            $138,031
--------------------------------------------------------
 RIGHTS--0.0%
   1,650 Metrocall, Inc. Variable Rights        $      0
--------------------------------------------------------
 TOTAL RIGHTS (Cost $0)                         $      0
--------------------------------------------------------
 WARRANTS--0.0%
     248 Coram Healthcare Corp., Exp. 7/11/99   $      0
     350 Millicom American Satellite Corp.,
          Exp. 06/30/99                                0
--------------------------------------------------------
 TOTAL WARRANTS (Cost $0)                       $      0
--------------------------------------------------------
 OTHER INVESTMENTS--0.0%
   2,000 Escrow CFS Group, Inc.                 $      0
   1,400 Escrow Millicom, Inc.                         0
     900 Escrow Northeast Bancorp, Inc.                0
   2,790 Escrow Statesman Group, Inc.                  0
   1,420 Escrow Strawbridge & Clothier                 0
   1,700 Escrow Takecare, Inc.*                        0
--------------------------------------------------------
 TOTAL OTHER INVESTMENTS (Cost $0)              $      0
--------------------------------------------------------

 Principal
  Amount   Description                        Value
-----------------------------------------------------
 U.S. GOVERNMENT OBLIGATION--0.1%
           U.S. Treasury Bill #
 $   250   5.126% Due 01/02/98               $    248
-----------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATION
  (Cost $250)                                $    248
-----------------------------------------------------
 SHORT-TERM INVESTMENT--6.3%
           Banco Central Hispanoamericano,
           Grand Cayman
 $ 9,315   5.750% Due 12/01/97               $  9,315
-----------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT (Cost $9,315)   $  9,315
-----------------------------------------------------
 TOTAL INVESTMENTS--99.3%
  (Cost $121,318)                            $147,594
-----------------------------------------------------
 Other assets, less liabilities--0.7%             983
-----------------------------------------------------
 NET ASSETS--100.0%                          $148,577
-----------------------------------------------------

--------------------------------------------------------------------------------

OPEN FUTURES CONTRACTS:
              Number of Contract Contract  Contract  Unrealized
    Type      Contracts  Amount  Position Expiration    Loss
---------------------------------------------------------------
RUSSELL 2000      34     $7,593    Long    12/19/97     $159
---------------------------------------------------------------

*Non-income producing security.

#Security pledged to cover margin requirements for open futures contracts.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 1997
(All amounts in thousands, except net asset value per unit)

                                                                                                  Small
                                    Diversified  Equity    Focused  International International  Company
                          Balanced    Growth      Index    Growth   Equity Index     Growth       Index
                          Portfolio  Portfolio  Portfolio Portfolio   Portfolio     Portfolio   Portfolio
---------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securi-
 ties, at cost             $43,966   $109,657   $642,104  $101,687     $32,804      $103,135    $121,318
---------------------------------------------------------------------------------------------------------
Investments in securi-
 ties, at value            $56,033   $160,828   $957,613  $125,716     $31,556      $107,496    $147,594
Cash and foreign curren-
 cies                           55          1          8         1         245            88           1
Receivables:
 Dividends and interest        299        160      1,671        97          45           143         102
 Foreign tax reclaims           --         --         --        --          20           151          --
 Fund units sold                77         --        222         8       2,501             1       2,509
 Investment securities
  sold                          --      2,260         --     1,194          --         1,875           6
 Administrator                   7          8         43         7          --             8          13
Deferred organization
 costs, net                      7          1          1        10          13            19           1
Other assets                     1          1         49         1          55             1          48
---------------------------------------------------------------------------------------------------------
TOTAL ASSETS                56,479    163,259    959,607   127,034      34,435       109,782     150,274
---------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
 Fund units redeemed            --        102        958        41          --             6           3
 Investment securities
  purchased                     55      3,948        704     1,535         100         2,639       1,632
Accrued expenses:
 Advisory fees                  23         71         77        81           6            70          22
 Administration fees             5         13         77        10           4            13          11
 Custodian fees                  3          2         18         1           5            11          21
 Transfer agent fees             1          1         17         2          --             1           1
Other liabilities                8         43         59        31          76            34           7
---------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES               95      4,180      1,910     1,701         191         2,774       1,697
---------------------------------------------------------------------------------------------------------
NET ASSETS                 $56,384   $159,079   $957,697  $125,333     $34,244      $107,008    $148,577
---------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Paid-in capital            $42,065    $88,814   $572,024   $79,032     $35,186      $100,142    $111,888
Accumulated undistrib-
 uted net investment in-
 come                           60      1,072        465       304         314           880       1,272
Accumulated net realized
 gains (losses) on
 investments, options,
 futures and foreign
 currency transactions       2,192     18,088     69,498    22,015          (5)        1,631       9,300
Net unrealized apprecia-
 tion (depreciation) on
 investments, options,
 futures and foreign
 currency transactions      12,067     51,105    315,710    23,982      (1,248)        4,361      26,117
Net unrealized losses on
 translation of other
 assets and liabilities
 denominated in foreign
 currencies                     --         --         --        --          (3)           (6)         --
---------------------------------------------------------------------------------------------------------
NET ASSETS                 $56,384   $159,079   $957,697  $125,333     $34,244      $107,008    $148,577
---------------------------------------------------------------------------------------------------------
Total units outstanding
 (no par value),
 unlimited units
 authorized
 Class A                     3,787      9,774     42,022     7,148       3,245        10,154       9,827
 Class C                       338         --      4,139       515          --            --          --
 Class D                        24         44      1,532        75          --            23          46
---------------------------------------------------------------------------------------------------------
Net asset value, offer-
 ing and redemption
 price per unit
 Class A                   $ 13.59   $  16.20   $  20.09  $  16.20     $ 10.55      $  10.52    $  15.05
 Class C                   $ 13.56         --   $  20.05  $  16.16          --            --          --
 Class D                   $ 13.54   $  16.03   $  20.00  $  16.01          --      $  10.39    $  15.01
---------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 1997
(All amounts in thousands)

                                                                                                   Small
                                    Diversified  Equity     Focused  International International  Company
                          Balanced    Growth      Index     Growth   Equity Index     Growth       Index
                          Portfolio  Portfolio  Portfolio  Portfolio Portfolio(a)    Portfolio   Portfolio
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend                   $  390     $ 1,906   $ 14,703    $ 1,319     $   374       $2,211      $ 1,666
Interest                    1,561         150        952         99          28          313          200
----------------------------------------------------------------------------------------------------------
TOTAL INCOME                1,951       2,056     15,655      1,418         402(b)     2,524(c)     1,866
----------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees      433       1,157      2,493      1,284          89        1,241          484
Administration fees            86         213        883        180          27          228          186
Custodian fees                 24          28        143         23          50          158           67
Registration fees              22          24         64         24           9           23           26
Amortization of deferred
 organization costs            13          14         14         17           2           14           13
Transfer agent fees            11          15        172         20           2           13           13
Unitholder servicing
 fees                           9           1        152         13          --           --            1
Professional fees               4           7         32          4           4            7            7
Trustee fees and ex-
 penses                         2           4         19          2           2            4            4
Other                          10          22        127         17           7           14           23
----------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                614       1,485      4,099      1,584         192        1,702          824
Less voluntary waivers
 of:
 Investment advisory
  fees                       (163)       (362)    (1,662)      (350)        (45)        (248)        (242)
 Administration fees          (32)        (68)       (52)       (64)         (1)         (69)         (65)
Less: Expenses reimburs-
 able by Administrator        (74)        (89)      (304)       (79)        (56)         (67)        (129)
----------------------------------------------------------------------------------------------------------
Net expenses                  345         966      2,081      1,091          90        1,318          388
----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME       1,606       1,090     13,574        327         312        1,206        1,478
Net realized gains
 (losses) on:
 Investment transactions    2,227      18,208     68,839     23,248          (5)       4,391        9,472
 Futures transactions          --         (73)     4,094         62          --           --          496
 Foreign currency trans-
  actions                      --          --         --         --           2          (23)          --
 Written options trans-
  actions                      --          --         --         86          --           --           --
Net change in unrealized
 appreciation (deprecia-
 tion) on investments,
 options, futures, and
 foreign currency
 transactions               4,839      14,940    119,879      4,216      (1,248)         138       13,285
Net change in unrealized
 losses on translation
 of other assets and
 liabilities denominated
 in foreign currencies         --          --         --         --          (3)         (21)          --
----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS           $8,672     $34,165   $206,386    $27,939     $  (942)      $5,691      $24,731
----------------------------------------------------------------------------------------------------------

(a) For the period April 1, 1997 (commencement of operations) through November 30, 1997.
(b) Net of $33 in non-reclaimable foreign withholding taxes.
(c) Net of $227 in non-reclaimable foreign withholding taxes.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended November 30, 1997 and 1996
(All amounts in thousands)


                                              Balanced          Diversified
                                              Portfolio      Growth Portfolio
                                           ----------------  ------------------
                                            1997     1996      1997      1996
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income                     $ 1,606  $ 1,366  $  1,090  $  1,372
 Net realized gains (losses) on
  investments, options, futures and
  foreign currency transactions              2,227    1,834    18,135    14,453
 Net change in unrealized appreciation
  (depreciation) on investments, options,
  futures, and foreign currency
  transactions                               4,839    2,874    14,940    10,529
 Net change in unrealized losses on
  translations of other assets and
  liabilities denominated in foreign
  currencies                                    --       --        --        --
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                   8,672    6,074    34,165    26,354
--------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A UNITHOLDERS
 FROM:
 Net investment income                      (1,436)  (1,231)   (1,369)   (1,750)
 Net realized gains                         (1,132)      --   (14,420)   (1,919)
--------------------------------------------------------------------------------
Total distributions to Class A
 unitholders                                (2,568)  (1,231)  (15,789)   (3,669)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS C UNITHOLDERS
 FROM:
 Net investment income                        (151)    (132)       --        --
 Net realized gains                           (152)      --        --        --
--------------------------------------------------------------------------------
Total distributions to Class C
 unitholders                                  (303)    (132)       --        --
--------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS D UNITHOLDERS
 FROM:
 Net investment income                          (8)      (2)       (4)       (2)
 Net realized gains                             (6)      --       (45)       (3)
--------------------------------------------------------------------------------
Total distributions to Class D
 unitholders                                   (14)      (2)      (49)       (5)
--------------------------------------------------------------------------------
CLASS A UNIT TRANSACTIONS:
 Proceeds from the sale of units             7,638   11,431    13,555    14,860
 Reinvested distributions                    2,538    1,076    14,520     3,424
 Cost of units redeemed                     (9,103) (10,419)  (29,982)  (45,585)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from Class A unit transactions    1,073    2,088    (1,907)  (27,301)
--------------------------------------------------------------------------------
CLASS C UNIT TRANSACTIONS:
 Proceeds from the sale of units             1,106    6,132        --        --
 Reinvested distributions                      303      132        --        --
 Cost of units redeemed                     (3,329)    (797)       --        --
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from Class C unit transactions   (1,920)   5,467        --        --
--------------------------------------------------------------------------------
CLASS D UNIT TRANSACTIONS:
 Proceeds from the sale of units               140      232       215       227
 Reinvested distributions                       14        2        49         5
 Cost of units redeemed                        (96)      (9)      (93)      (75)
--------------------------------------------------------------------------------
Net increase in net assets resulting from
 Class D unit transactions                      58      225       171       157
--------------------------------------------------------------------------------
Net increase (decrease)                      4,998   12,489    16,591    (4,464)
Net assets--beginning of year               51,386   38,897   142,488   146,952
--------------------------------------------------------------------------------
NET ASSETS--END OF YEAR                    $56,384  $51,386  $159,079  $142,488
--------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET INVESTMENT
 INCOME                                    $    60  $    49  $  1,072  $  1,355
--------------------------------------------------------------------------------

(a) For the period April 1, 1997 (commencement of operations) through November 30, 1997.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------

                                          International
                                             Equity
   Equity Index        Focused Growth         Index        International       Small Company
     Portfolio            Portfolio         Portfolio         Growth          Index Portfolio
--------------------  ------------------  -------------      Portfolio       ------------------
                                                         ------------------
  1997        1996      1997      1996      1997 (a)       1997      1996      1997      1996
------------------------------------------------------------------------------------------------
$  13,574   $ 12,697  $    327  $    110        $   312  $  1,206  $    989  $  1,478  $  1,443
   72,933     36,012    23,396    11,548             (3)    4,368     8,942     9,968    12,846
  119,879    100,945     4,216     5,017         (1,248)      138     3,186    13,285       976
       --         --        --        --             (3)      (21)      (22)       --        --
------------------------------------------------------------------------------------------------
  206,386    149,654    27,939    16,675           (942)    5,691    13,095    24,731    15,265
------------------------------------------------------------------------------------------------
  (12,212)   (11,982)     (130)     (317)            --    (1,022)   (2,919)   (1,364)   (1,002)
  (32,814)   (15,194)  (12,039)   (1,293)            --    (5,790)       --   (13,019)   (5,764)
------------------------------------------------------------------------------------------------
  (45,026)   (27,176)  (12,169)   (1,610)            --    (6,812)   (2,919)  (14,383)   (6,766)
------------------------------------------------------------------------------------------------
   (1,052)      (603)       (4)       --             --        --        --        --        --
   (2,679)      (570)     (811)       --             --        --        --        --        --
------------------------------------------------------------------------------------------------
   (3,731)    (1,173)     (815)       --             --        --        --        --        --
------------------------------------------------------------------------------------------------
     (313)       (60)       --        (2)            --        (1)       (1)       (1)       (1)
     (399)       (26)      (79)       (8)            --        (4)       --       (13)       (2)
------------------------------------------------------------------------------------------------
     (712)       (86)      (79)      (10)            --        (5)       (1)      (14)       (3)
------------------------------------------------------------------------------------------------
  340,805    338,095    21,470    32,348         36,436    11,482    28,193    46,673    28,946
   41,881     24,880    11,306     1,413             --     5,984     2,297    13,462     6,297
 (354,580)  (279,296)  (37,017)  (27,923)        (1,250)  (47,748)  (51,182)  (35,376)  (25,770)
------------------------------------------------------------------------------------------------
   28,106     83,679    (4,241)    5,838         35,186   (30,282)  (20,692)   24,759     9,473
------------------------------------------------------------------------------------------------
   41,164     52,571       171     6,934             --        --        --        --        --
    3,733      1,029       814        --             --        --        --        --        --
  (28,213)   (25,869)     (623)     (598)            --        --        --        --        --
------------------------------------------------------------------------------------------------
   16,684     27,731       362     6,336             --        --        --        --        --
------------------------------------------------------------------------------------------------
   22,852      6,392       491       168             --       200        71       583       223
      561         86        79        10             --         4        --        14         3
   (5,161)      (332)     (133)      (96)            --       (64)       (2)     (238)      (13)
------------------------------------------------------------------------------------------------
   18,252      6,146       437        82             --       140        69       359       213
------------------------------------------------------------------------------------------------
  219,959    238,775    11,434    27,311         34,244   (31,268)  (10,448)   35,452    18,182
  737,738    498,963   113,899    86,588             --   138,276   148,724   113,125    94,943
------------------------------------------------------------------------------------------------
$ 957,697   $737,738  $125,333  $113,899        $34,244  $107,008  $138,276  $148,577  $113,125
------------------------------------------------------------------------------------------------
$     465   $    468  $    304  $    111        $   314  $    880  $    720  $  1,272  $  1,159
------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
BALANCED PORTFOLIO

                                                   Class A
                                   --------------------------------------------
                                    1997     1996     1995     1994     1993 (a)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 YEAR                              $ 12.24  $ 11.05  $  9.50  $ 10.22   $ 10.00
Income (loss) from investment op-
 erations:
 Net investment income                0.38     0.34     0.34     0.24      0.09
 Net realized and unrealized gain
  (loss)                              1.66     1.19     1.55    (0.72)     0.22
--------------------------------------------------------------------------------
Total income (loss) from invest-
 ment operations                      2.04     1.53     1.89    (0.48)     0.31
--------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS
 FROM:
 Net investment income               (0.38)   (0.34)   (0.34)   (0.22)    (0.09)
 Net realized gain                   (0.31)     --       --     (0.02)      --
--------------------------------------------------------------------------------
Total distributions to
 unitholders                         (0.69)   (0.34)   (0.34)   (0.24)    (0.09)
--------------------------------------------------------------------------------
Net increase (decrease)               1.35     1.19     1.55    (0.72)     0.22
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR       $ 13.59  $ 12.24  $ 11.05  $  9.50   $ 10.22
--------------------------------------------------------------------------------
Total return (d)                     17.29%   14.07%   20.22%   (4.76)%    3.12%
Ratio to average net assets of
 (e):
 Expenses, net of waivers and re-
  imbursements                        0.61%    0.61%    0.61%    0.61%     0.61%
 Expenses, before waivers and re-
  imbursements                        1.11%    1.20%    1.28%    1.50%     1.62%
 Net investment income, net of
  waivers and reimbursements          2.99%    3.03%    3.36%    2.56%     2.20%
 Net investment income, before
  waivers and reimbursements          2.49%    2.44%    2.69%    1.68%     1.19%
Portfolio turnover rate              59.06%  104.76%   93.39%   75.69%    35.03%
Average commission rate per share  $0.0652  $0.0718       NA       NA        NA
Net assets at end of year (in
 thousands)                        $51,475  $45,157  $38,897  $31,462   $15,928
--------------------------------------------------------------------------------

                                               Class C           Class D
                                           ----------------  ----------------
                                            1997    1996 (b)  1997    1996 (c)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR         $ 12.24  $ 11.12  $ 12.23  $ 11.34
Income from investment operations:
 Net investment income                        0.36     0.29     0.34     0.22
 Net realized and unrealized gain             1.64     1.12     1.64     0.96
------------------------------------------------------------------------------
Total income from investment operations       2.00     1.41     1.98     1.18
------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
 Net investment income                       (0.37)   (0.29)   (0.36)   (0.29)
 Net realized gain                           (0.31)     --     (0.31)     --
------------------------------------------------------------------------------
Total distributions to unitholders           (0.68)   (0.29)   (0.67)   (0.29)
------------------------------------------------------------------------------
Net increase                                  1.32     1.12     1.31     0.89
------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR               $ 13.56  $ 12.24  $ 13.54  $ 12.23
------------------------------------------------------------------------------
Total return (d)                             17.00%   12.72%   16.82%   10.55%
Ratio to average net assets of (e):
 Expenses, net of waivers and reimburse-
  ments                                       0.85%    0.85%    1.00%    1.00%
 Expenses, before waivers and reimburse-
  ments                                       1.35%    1.44%    1.50%    1.59%
 Net investment income, net of waivers and
  reimbursements                              2.75%    2.80%    2.60%    2.78%
 Net investment income, before waivers and
  reimbursements                              2.25%    2.21%    2.10%    2.19%
Portfolio turnover rate                      59.06%  104.76%   59.06%  104.76%
Average commission rate per share          $0.0652  $0.0718  $0.0652  $0.0718
Net assets at end of year (in thousands)   $ 4,587  $ 5,997  $   322  $   232
------------------------------------------------------------------------------

(a) For the period July 1, 1993 (commencement of operations) through November 30, 1993.
(b) For the period December 29, 1995 (Class C units issue date) through November 30, 1996.
(c) For the period February 20, 1996 (Class D units issue date) through November 30, 1996.
(d) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.
NA--Disclosure not applicable to these periods.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
DIVERSIFIED GROWTH PORTFOLIO

                                                Class A
                              -------------------------------------------------
                                1997      1996      1995      1994     1993 (a)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF YEAR                      $  14.36  $  12.20  $   9.88  $  10.65   $  10.00
Income (loss) from invest-
 ment operations:
 Net investment income            0.11      0.14      0.15      0.09       0.09
 Net realized and unrealized
  gain (loss)                     3.33      2.33      2.26      (.83)      0.65
--------------------------------------------------------------------------------
Total income (loss) from in-
 vestment operations              3.44      2.47      2.41      (.74)      0.74
--------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS
 FROM:
 Net investment income           (0.14)    (0.15)    (0.09)    (0.01)     (0.09)
 Net realized gain               (1.46)    (0.16)       --     (0.02)        --
--------------------------------------------------------------------------------
Total distributions to
 unitholders                     (1.60)    (0.31)    (0.09)    (0.03)     (0.09)
--------------------------------------------------------------------------------
Net increase (decrease)           1.84      2.16      2.32     (0.77)      0.65
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR  $  16.20  $  14.36  $  12.20  $   9.88   $  10.65
--------------------------------------------------------------------------------
Total return (c)                 27.06%    20.83%    24.55%    (6.98)%     7.38%
Ratio to average net assets
 of (d):
 Expenses, net of waivers
  and reimbursements              0.67%     0.66%     0.69%     0.67%      0.71%
 Expenses, before waivers
  and reimbursements              1.03%     1.10%     1.12%     1.08%      1.13%
 Net investment income, net
  of waivers and reimburse-
  ments                           0.76%     0.98%     1.16%     0.77%      1.04%
 Net investment income, be-
  fore waivers and reim-
  bursements                      0.40%     0.54%     0.73%     0.35%      0.62%
Portfolio turnover rate          45.53%    59.99%    81.65%    78.94%    140.88%
Average commission rate per
 share                        $ 0.0669  $ 0.0655        NA        NA         NA
Net assets at end of year
 (in thousands)               $158,383  $142,055  $146,731  $164,963   $199,053
--------------------------------------------------------------------------------

                                                        Class D
                                            ----------------------------------
                                             1997     1996     1995   1994 (b)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR          $ 14.26  $ 12.16  $ 9.88   $10.41
Income (loss) from investment operations:
 Net investment income                         0.09     0.11    0.11     0.01
 Net realized and unrealized gain (loss)       3.27     2.29    2.25    (0.54)
-------------------------------------------------------------------------------
Total income (loss) from investment opera-
 tions                                         3.36     2.40    2.36    (0.53)
-------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
 Net investment income                        (0.13)   (0.14)  (0.08)      --
 Net realized gain                            (1.46)   (0.16)     --       --
-------------------------------------------------------------------------------
Total distributions to unitholders            (1.59)   (0.30)  (0.08)      --
-------------------------------------------------------------------------------
Net increase (decrease)                        1.77     2.10    2.28    (0.53)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                $ 16.03  $ 14.26  $12.16   $ 9.88
-------------------------------------------------------------------------------
Total return (c)                              26.60%   20.39%  24.19%   (5.14)%
Ratio to average net assets of (d):
 Expenses, net of waivers and reimburse-
  ments                                        1.06%    1.05%   1.08%    1.05%
 Expenses, before waivers and reimburse-
  ments                                        1.42%    1.49%   1.51%    1.46%
 Net investment income, net of waivers and
  reimbursements                               0.37%    0.59%   0.73%    0.94%
 Net investment income, before waivers and
  reimbursements                               0.01%    0.15%   0.30%    0.53%
Portfolio turnover rate                       45.53%   59.99%  81.65%   78.94%
Average commission rate per share           $0.0669  $0.0655      NA       NA
Net assets at end of year (in thousands)    $   696  $   433  $  221   $   40
-------------------------------------------------------------------------------

(a) For the period January 11, 1993 (commencement of operations) through November 30, 1993.
(b) For the period September 14, 1994 (Class D units issue date) through November 30, 1994.
(c) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.
NA--Disclosure not applicable to these periods.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
EQUITY INDEX PORTFOLIO

                                              Class A
                          ------------------------------------------------------
                            1997       1996        1995       1994      1993 (a)
---------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF YEAR             $  16.79   $   13.86   $   10.60  $   10.78  $   10.00
Income (loss) from in-
 vestment operations:
 Net investment income        0.30        0.31        0.30       0.27       0.22
 Net realized and
  unrealized gain (loss)      4.13        3.36        3.47      (0.18)      0.78
---------------------------------------------------------------------------------
Total income from in-
 vestment operations          4.43        3.67        3.77       0.09       1.00
---------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.30)      (0.31)      (0.30)     (0.27)     (0.22)
 Net realized gain           (0.83)      (0.43)      (0.21)        --         --
---------------------------------------------------------------------------------
Total distributions to
 unitholders                 (1.13)      (0.74)      (0.51)     (0.27)     (0.22)
---------------------------------------------------------------------------------
Net increase (decrease)       3.30        2.93        3.26      (0.18)      0.78
---------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR                     $  20.09   $   16.79   $   13.86  $   10.60  $   10.78
---------------------------------------------------------------------------------
Total return (d)             27.93%      27.53%      36.60%      0.87%     10.08%
Ratio to average net as-
 sets of (e):
 Expenses, net of waiv-
  ers and reimbursements      0.22%       0.22%       0.22%      0.23%      0.21%
 Expenses, before waiv-
  ers and reimbursements      0.46%       0.50%       0.54%      0.59%      0.66%
 Net investment income,
  net of waivers and re-
  imbursements                1.66%       2.12%       2.54%      2.62%      2.62%
 Net investment income,
  before waivers and re-
  imbursements                1.42%       1.84%       2.22%      2.25%      2.17%
Portfolio turnover rate      18.96%      18.02%      15.27%     71.98%      2.06%
Average commission rate
 per share                $ 0.0264    $ 0.0228          NA         NA         NA
Net assets at end of
 year (in thousands)      $844,065    $675,804    $479,763   $281,817   $219,282
---------------------------------------------------------------------------------

                                  Class C                        Class D
                          --------------------------  ---------------------------------
                           1997      1996    1995 (b)  1997     1996     1995   1994 (c)
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF YEAR             $ 16.79   $ 13.86  $ 13.43  $ 16.77  $ 13.83  $10.60  $10.96
Income (loss) from in-
 vestment operations:
 Net investment income       0.26      0.28     0.05     0.26     0.27    0.25    0.02
 Net realized and
  unrealized gain (loss)     4.11      3.35     0.45     4.07     3.36    3.47   (0.31)
----------------------------------------------------------------------------------------
Total income (loss) from
 investment operations       4.37      3.63     0.50     4.33     3.63    3.72   (0.29)
----------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income      (0.28)    (0.27)   (0.07)   (0.27)   (0.26)  (0.28)  (0.07)
 Net realized gain          (0.83)    (0.43)      --    (0.83)   (0.43)  (0.21)     --
----------------------------------------------------------------------------------------
Total distributions to
 unitholders                (1.11)    (0.70)   (0.07)   (1.10)   (0.69)  (0.49)  (0.07)
----------------------------------------------------------------------------------------
Net increase (decrease)      3.26      2.93     0.43     3.23     2.94    3.23   (0.36)
----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR                     $ 20.05   $ 16.79  $ 13.86  $ 20.00  $ 16.77  $13.83  $10.60
----------------------------------------------------------------------------------------
Total return (d)            27.64%    27.24%    3.94%   27.45%   27.20%  36.20%  (2.68)%
Ratio to average net as-
 sets of (e):
 Expenses, net of waiv-
  ers and reimbursements     0.46%     0.46%    0.46%    0.61%    0.61%   0.61%   0.60%
 Expenses, before waiv-
  ers and reimbursements     0.70%     0.74%    0.78%    0.85%    0.89%   0.93%   0.96%
 Net investment income,
  net of waivers and re-
  imbursements               1.42%     1.89%    2.29%    1.27%    1.78%   2.07%   2.67%
 Net investment income,
  before waivers and re-
  imbursements               1.18%     1.61%    1.97%    1.03%    1.50%   1.75%   2.31%
Portfolio turnover rate     18.96%    18.02%   15.27%   18.96%   18.02%  15.27%  71.98%
Average commission rate
 per share                $0.0264   $0.0228       NA  $0.0264  $0.0228      NA      NA
Net assets at end of
 year (in thousands)      $82,982   $53,929  $18,390  $30,650  $ 8,005  $  810  $    3
----------------------------------------------------------------------------------------

(a) For the period January 11, 1993 (commencement of operations) through November 30, 1993.
(b) For the period September 28, 1995 (Class C units issue date) through November 30, 1995.
(c) For the period September 14, 1994 (Class D units issue date) through November 30, 1994.
(d) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.
NA--Disclosure not applicable to these periods.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
FOCUSED GROWTH PORTFOLIO

                                              Class A
                                                   -----------------------------
                               1997       1996      1995      1994     1993 (a)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF YEAR                     $  14.48   $  12.53   $  9.79   $ 10.43   $ 10.00
Income (loss) from invest-
 ment operations:
 Net investment income           0.05       0.02      0.05      0.02      0.01
 Net realized and
  unrealized gain (loss)         3.37       2.17      2.71     (0.66)     0.43
--------------------------------------------------------------------------------
Total income (loss) from
 investment operations           3.42       2.19      2.76     (0.64)     0.44
--------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income          (0.02)     (0.05)    (0.02)      --      (0.01)
 Net realized gain              (1.68)     (0.19)      --        --        --
--------------------------------------------------------------------------------
Total distributions to
 unitholders                    (1.70)     (0.24)    (0.02)      --      (0.01)
--------------------------------------------------------------------------------
Net increase (decrease)          1.72       1.95      2.74     (0.64)     0.43
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR                        $  16.20   $  14.48   $ 12.53   $  9.79   $ 10.43
--------------------------------------------------------------------------------
Total return (d)                27.05%     17.82%    28.38%    (6.15)%    4.33%
Ratio to average net assets
 of (e):
 Expenses, net of waivers
  and reimbursements             0.92%      0.91%     0.91%     0.91%     0.91%
 Expenses, before waivers
  and reimbursements             1.34%      1.43%     1.47%     1.55%     1.88%
 Net investment income, net
  of waivers and reimburse-
  ments                          0.30%      0.12%     0.46%     0.24%     0.14%
 Net investment loss, be-
  fore waivers and reim-
  bursements                    (0.12)%    (0.40)%   (0.10)%   (0.39)%   (0.83)%
Portfolio turnover rate        108.29%    116.78%    85.93%    74.28%    27.48%
Average commission rate per
 share                       $ 0.0681   $ 0.0730        NA        NA        NA
Net assets at end of year
 (in thousands)              $115,802   $106,250   $86,099   $57,801   $32,099
--------------------------------------------------------------------------------

                                  Class C                  Class D
                                                     ----------------
                                                                 ---------------
                               1997     1996 (b)    1997      1996     1995 (c)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF YEAR                      $ 14.47   $ 13.46    $ 14.37   $ 12.48    $ 9.55
Income (loss) from invest-
 ment operations:
 Net investment income
  (loss)                         0.01     (0.01)      0.03     (0.03)     0.02
 Net realized and unrealized
  gain                           3.37      1.02       3.30      2.15      2.93
--------------------------------------------------------------------------------
Total income from investment
 operations                      3.38      1.01       3.33      2.12      2.95
--------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS
 FROM:
 Net investment income          (0.01)      --       (0.01)    (0.04)    (0.02)
 Net realized gain              (1.68)      --       (1.68)    (0.19)      --
--------------------------------------------------------------------------------
Total distributions to
 unitholders                    (1.69)      --       (1.69)    (0.23)    (0.02)
--------------------------------------------------------------------------------
Net increase                     1.69      1.01       1.64      1.89      2.93
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR  $ 16.16   $ 14.47    $ 16.01   $ 14.37    $12.48
--------------------------------------------------------------------------------
Total return (d)                26.75%     7.51%     26.52%    17.42%    30.97%
Ratio to average net assets
 of (e):
 Expenses, net of waivers
  and reimbursements             1.16%     1.15%      1.31%     1.30%     1.30%
 Expenses, before waivers
  and reimbursements             1.58%     1.67%      1.73%     1.82%     1.86%
 Net investment income
  (loss), net of waivers and
  reimbursements                 0.06%    (0.12)%    (0.09)%   (0.28)%   (0.11)%
 Net investment loss, before
  waivers and reimbursements    (0.36)%   (0.64)%    (0.51)%   (0.80)%   (0.67)%
Portfolio turnover rate        108.29%   116.78%    108.29%   116.78%    85.93%
Average commission rate per
 share                        $0.0681   $0.0730    $0.0681   $0.0730        NA
Net assets at end of year
 (in thousands)               $ 8,325   $ 6,993    $ 1,206   $   656    $  489
--------------------------------------------------------------------------------

(a) For the period July 1, 1993 (commencement of operations) through November 30, 1993.
(b) For the period June 14, 1996 (Class C units issue date) through November 30, 1996.
(c) For the period December 8, 1994 (Class D units issue date) through November 30, 1995.
(d) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.
NA--Disclosure not applicable to these periods.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Year Ended November 30,
INTERNATIONAL EQUITY INDEX

                                                          Class A
                                                          --------
                                                          1997 (a)
------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                        $ 10.00
Income from investment operations:
 Net investment income                                       0.10
 Net realized and unrealized gain                            0.45
------------------------------------------------------------------
Total income from investment operations                      0.55
------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
 Net investment income                                        --
 Net realized gain                                            --
------------------------------------------------------------------
Total distributions to unitholders                            --
------------------------------------------------------------------
Net increase                                                 0.55
------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                              $ 10.55
------------------------------------------------------------------
Total return(b)                                              5.45%
Ratio to average net assets of (c):
 Expenses, net of waivers and reimbursements                 0.51%
 Expenses, before waivers and reimbursements                 1.08%
 Net investment income, net of waivers and reimbursements    1.75%
 Net investment income, before waivers and reimbursements    1.18%
Portfolio turnover rate                                      8.16%
Average commission rate per share                         $0.0207
Net assets at end of year (in thousands)                  $34,244
------------------------------------------------------------------

(a) For the period April 1, 1997 (commencement of operations) through November 30, 1997.
(b) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(c) Annualized.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
INTERNATIONAL GROWTH PORTFOLIO

                                                    Class A
                                      ----------------------------------------
                                        1997       1996      1995     1994 (a)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR    $  10.63   $   9.88  $  10.21   $  10.00
Income (loss) from investment opera-
 tions:
 Net investment income                    0.11       0.10      0.12       0.05
 Net realized and unrealized gain
  (loss)                                  0.31       0.87     (0.36)      0.16
--------------------------------------------------------------------------------
Total income (loss) from investment
 operations                               0.42       0.97     (0.24)      0.21
--------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
 Net investment income                   (0.08)     (0.22)    (0.05)        --
 Net realized gain                       (0.45)        --     (0.04)        --
--------------------------------------------------------------------------------
Total distributions to unitholders       (0.53)     (0.22)    (0.09)        --
--------------------------------------------------------------------------------
Net increase (decrease)                  (0.11)      0.75     (0.33)      0.21
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR          $  10.52   $  10.63  $   9.88   $  10.21
--------------------------------------------------------------------------------
Total return (c)                          4.21%      9.96%    (2.32)%     2.11%
Ratio to average net assets of (d):
 Expenses, net of waivers and reim-
  bursements                              1.06%      1.06%     1.06%      1.04%
 Expenses, before waivers and reim-
  bursements                              1.37%      1.43%     1.38%      1.47%
 Net investment income, net of waiv-
  ers and reimbursements                  0.97%      0.73%     1.22%      0.76%
 Net investment income, before waiv-
  ers and reimbursements                  0.66%      0.36%     0.90%      0.33%
Portfolio turnover rate                 154.62%    202.47%   215.31%     77.79%
Average commission rate per share     $ 0.0265   $ 0.0292        NA         NA
Net assets at end of year (in thou-
 sands)                               $106,774   $138,182  $148,704   $133,212
--------------------------------------------------------------------------------
                                                    Class D
                                      ----------------------------------------
                                        1997       1996      1995     1994 (b)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR    $  10.54   $   9.83  $  10.21   $  10.47
Income (loss) from investment opera-
 tions:
 Net investment income                    0.09       0.01      0.19         --
 Net realized and unrealized gain
  (loss)                                  0.29       0.92     (0.48)     (0.26)
--------------------------------------------------------------------------------
Total income (loss) from investment
 operations                               0.38       0.93     (0.29)     (0.26)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
 Net investment income                   (0.08)     (0.22)    (0.05)        --
 Net realized gain                       (0.45)        --     (0.04)        --
--------------------------------------------------------------------------------
Total distributions to unitholders       (0.53)     (0.22)    (0.09)        --
--------------------------------------------------------------------------------
Net increase (decrease)                  (0.15)      0.71     (0.38)     (0.26)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR          $  10.39   $  10.54  $   9.83   $  10.21
--------------------------------------------------------------------------------
Total return (c)                          3.79%      9.59%    (2.78)%    (2.56)%
Ratio to average net assets of (d):
 Expenses, net of waivers and reim-
  bursements                              1.45%      1.45%     1.45%      1.35%
 Expenses, before waivers and reim-
  bursements                              1.76%      1.82%     1.77%      1.78%
 Net investment income, net of waiv-
  ers and reimbursements                  0.58%      0.44%     2.01%        --
 Net investment income (loss), be-
  fore waivers and reimbursements         0.27%      0.07%     1.69%     (0.43)%
Portfolio turnover rate                 154.62%    202.47%   215.31%     77.79%
Average commission rate per share     $ 0.0265   $ 0.0292        NA         NA
Net assets at end of year (in thou-
 sands)                               $    234   $     94  $     20         --
--------------------------------------------------------------------------------

(a) For the period March 28, 1994 (commencement of operations) through November 30, 1994.
(b) For the period November 16, 1994 (Class D units issue date) through November 30, 1994.
(c) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.
NA--Disclosure not applicable to these periods.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
SMALL COMPANY INDEX PORTFOLIO

                                                 Class A
                                -----------------------------------------------
                                  1997      1996     1995      1994     1993 (a)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 YEAR                           $  13.97  $  12.98  $ 10.86  $  11.29   $ 10.00
Income (loss) from investment
 operations:
 Net investment income              0.15      0.19     0.16      0.14      0.11
 Net realized and unrealized
  gain (loss)                       2.69      1.75     2.67     (0.30)     1.29
--------------------------------------------------------------------------------
Total income (loss) from in-
 vestment operations                2.84      1.94     2.83     (0.16)     1.40
--------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS
 FROM:
 Net investment income             (0.17)    (0.14)   (0.15)    (0.02)    (0.11)
 Net realized gain                 (1.59)    (0.81)   (0.56)    (0.25)       --
--------------------------------------------------------------------------------
Total distributions to
 unitholders                       (1.76)    (0.95)   (0.71)    (0.27)    (0.11)
--------------------------------------------------------------------------------
Net increase (decrease)             1.08      0.99     2.12     (0.43)     1.29
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR    $  15.05  $  13.97  $ 12.98  $  10.86   $ 11.29
--------------------------------------------------------------------------------
Total return (c)                   23.06%    15.96%   27.76%    (1.54)%   14.09%
Ratio to average net assets of
 (d):
 Expenses, net of waivers and
  reimbursements                    0.32%     0.32%    0.32%     0.33%     0.31%
 Expenses, before waivers and
  reimbursements                    0.68%     0.79%    0.81%     0.86%     1.02%
 Net investment income, net of
  waivers and reimbursements        1.22%     1.36%    1.31%     1.27%     1.25%
 Net investment income, before
  waivers and reimbursements        0.86%     0.89%    0.82%     0.74%     0.54%
Portfolio turnover rate            42.66%    46.26%   38.46%    98.43%    26.31%
Average commission rate per
 share                          $ 0.0319  $ 0.0257       NA        NA        NA
Net assets at end of year (in
 thousands)                     $147,887  $112,856  $94,899  $ 77,120   $54,763
--------------------------------------------------------------------------------

                                                         Class D
                                                 -------------------------
                                                  1997     1996    1995 (b)
---------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR               $ 13.96  $ 12.95  $10.51
Income from investment operations:
 Net investment income                              0.17     0.13    0.18
 Net realized and unrealized gain                   2.62     1.83    2.96
---------------------------------------------------------------------------
Total income from investment operations             2.79     1.96    3.14
---------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
 Net investment income                             (0.15)   (0.14)  (0.14)
 Net realized gain                                 (1.59)   (0.81)  (0.56)
---------------------------------------------------------------------------
Total distributions to unitholders                 (1.74)   (0.95)  (0.70)
---------------------------------------------------------------------------
Net increase                                        1.05     1.01    2.44
---------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                     $ 15.01  $ 13.96  $12.95
---------------------------------------------------------------------------
Total return (c)                                   22.68%   16.20%  31.62%
Ratio to average net assets of (d):
 Expenses, net of waivers and reimbursements        0.71%    0.71%   0.71%
 Expenses, before waivers and reimbursements        1.07%    1.18%   1.20%
 Net investment income, net of waivers and reim-
  bursements                                        0.76%    1.02%   0.90%
 Net investment income, before waivers and reim-
  bursements                                        0.40%    0.55%   0.41%
Portfolio turnover rate                            42.66%   46.26%  38.46%
Average commission rate per share                $0.0319  $0.0257      NA
Net assets at end of year (in thousands)         $   690  $   269  $   44
---------------------------------------------------------------------------

(a) For the period January 11, 1993 (commencement of operations) through November 30, 1993.
(b) For the period December 8, 1994 (Class D units issue date) through November 30, 1995.
(c) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.
NA--Disclosure not applicable to these periods.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
November 30, 1997
1. ORGANIZATION
The Benchmark Funds (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes seventeen portfolios, each with its own investment objective. Each Portfolio, other than the International Bond Portfolio, is classified as a diversified investment company. The Northern Trust Company ("Northern") acts as the Trust's investment adviser, transfer agent, and custodian. Goldman, Sachs & Co. ("Goldman Sachs") acts as the Trust's administrator and distributor. Presented herein are the financial statements of the fixed income and equity portfolios (the "Portfolios").
 Each of the Portfolios may issue four separate classes: Class A, B, C and D. Each class is distinguished by the level of administrative support and transfer agent service provided. As of November 30, 1997, Class A, Class C and Class D units are outstanding for certain Portfolios.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(a) Investment Valuation
Investments held by a Portfolio are valued at the last quoted sale price on the exchange on which such securities are primarily traded, or if any securities are not traded on a valuation date, at the last quoted bid price. Securities which are traded in the over-the-counter markets are valued at the last quoted bid price. Exchange traded futures and options are valued at the settlement price as established by the exchange on which they are traded. Index futures are marked to market on a daily basis. Any securities, including restricted securities, for which current quotations are not readily available are valued at fair value as determined in good faith by Northern under the supervision of the Board of Trustees ("Board"). Short-term investments are valued at amortized cost which Northern has determined, pursuant to Board authorization, approximates market value.

(b) Investment Transactions and Investment Income
Investment transactions are recorded as of the trade date. Realized gains and losses on investment transactions are calculated on the identified-cost basis. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. The interest rates reflected in the Statements of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest only or principal only securities, the current effective yield. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-date, or as soon as the information is available.

(c) Repurchase Agreements
During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern, as custodian for the Trust, at the Federal Reserve Bank of Chicago.

(d) Futures Contracts
Each Portfolio may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. The Portfolios bear the market risk arising from changes in the value of these financial instruments. At the time a Portfolio enters into a futures contract it is required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made, on a daily basis, between the portfolio and the broker. The Statements of Operations reflect gains and losses as realized for closed futures contracts and as unrealized for open futures contracts.
 At November 30, 1997, the Diversified Growth, Equity Index, Focused Growth and Small Company Index Portfolios had entered into long exchange traded futures contracts. The aggregate market value of assets pledged to cover margin requirements for open positions at November 30, 1997 was approximately $229,000, $1,433,000, $85,000, and $248,000 for the Diversified Growth, Equity
Index, Focused Growth and Small Company Index Portfolios, respectively.

(e) Options Contracts
Each Portfolio may purchase and write (sell) put and call options on foreign and domestic stock indices, foreign

The Benchmark Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
November 30, 1997
currencies, and U.S. and foreign securities that are traded on U.S. and foreign securities exchanges and over-the-counter markets. These transactions are for hedging (or cross-hedging) purposes or for the purposes of earning additional income.
 The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as Portfolio securities.
 The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
 In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value. Transactions in written call options for the year ended November 30, 1997 for the Portfolios were as follows:

Premiums                                             Focused Growth
-------------------------------------------------------------------
                                                     (In thousands)
Options outstanding, at November 30, 1996                 $ --
Options written                                            111
Options terminated in closing purchase transactions        (26)
Options expired                                            (67)
Options exercised                                          (18)
-------------------------------------------------------------------
Options outstanding, at November 30, 1997                 $ --
-------------------------------------------------------------------

 The Portfolios did not write put options during the year ended November 30, 1997.

(f) Stripped Securities
Stripped securities represent the right to receive future interest payments (interest only stripped securities) or principal payments (principal only stripped securities). The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest only securities and the value of principal only stripped securities vary inversely with changes in interest rates.

(g) Forward Foreign Currency Exchange Contracts
Certain Portfolios are authorized to enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. In addition, the International Bond and International Growth Portfolios may enter into foreign currency exchange contracts for speculative purposes. The objective of a Portfolio's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Portfolio's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency contracts are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Portfolio records realized gains or losses when the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
 The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.
 At November 30, 1997, there were no outstanding forward foreign currency exchange contracts.

(h) Foreign Currency Translations
Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.
 The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain (loss) on investments.

(i) Federal Taxes
It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its unitholders. Therefore, no provision is made for federal taxes.
 At November 30, 1997, the Portfolios had approximately the following amounts of capital loss carryforwards for U.S. federal tax purposes:

--------------------------------------------------------------------------------


                                Amount     Year(s) of Expiration
----------------------------------------------------------------
                            (in thousands)
Intermediate Bond               $   21             2005
Short-Intermediate Bond             10             2005
U.S. Government Securities         130         2001 to 2003
U.S. Treasury Index              1,046         2002 to 2005
International Equity Index           4             2005
----------------------------------------------------------------

 These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

(j) Deferred Organization Costs
Organization related costs are being amortized on a straight-line basis over five years.

(k) Expenses
Expenses arising in connection with a specific Portfolio are allocated to that Portfolio. Certain expenses arising in connection with a class of units are allocated to that class of units. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among the Portfolios based on each Portfolio's relative net assets.

(l) Distributions
Dividends from net investment income are declared and paid as follows:

-------------------------------------
Bond                        Monthly
Intermediate Bond           Monthly
International Bond          Quarterly
Short-Intermediate Bond     Monthly
U.S. Government Securities  Monthly
U.S. Treasury Index         Monthly
Balanced                    Quarterly
Diversified Growth          Annually
Equity Index                Quarterly
Focused Growth              Annually
International Equity Index  Annually
International Growth        Annually
Small Company Index         Annually
-------------------------------------

 Each Portfolio's net realized capital gains are distributed at least annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with generally accepted accounting principles.
 Distributions of short-term and long-term capital gains were declared and paid December 22, 1997 to unitholders of record on December 19, 1997, as follows:

                            Short-Term Long-Term
                             Capital    Capital
                               Gain      Gain     Total
--------------------------------------------------------
Bond                         $    --    $0.1211  $0.1211
Intermediate Bond                 --         --       --
International Bond            0.0741     0.2214   0.2955
Short-Intermediate Bond       0.0270         --   0.0270
U.S. Government Securities        --         --       --
U.S. Treasury Index               --         --       --
Balanced                      0.1368     0.3764   0.5132
Diversified Growth            0.0441     1.8151   1.8592
Equity Index                  0.0387     1.3993   1.4380
Focused Growth                0.9226     1.9313   2.8539
International Equity Index        --         --       --
International Growth          0.5737         --   0.5737
Small Company Index           0.0924     0.7969   0.8893
--------------------------------------------------------

(m) Reclassifications
At November 30, 1997, certain Portfolios made reclassifications among their capital accounts to reflect the characterization of certain income and capital gains distributions for federal income tax purposes, as follows:

                            Undistributed  Undistributed
                            Net Investment  Net Capital
Amounts in Thousands            Income     Gains/(Losses)
---------------------------------------------------------
Bond                            $(660)         $660
International Bond               (208)          208
Short-Intermediate Bond          (614)          614
U.S. Government Securities        (60)           60
International Growth              (23)           23
International Equity Index          2            (2)
---------------------------------------------------------

 These reclassifications had no impact on the net asset value of the Portfolios and are designed to present those Portfolios' capital accounts on a tax basis.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS
The Trust has an investment advisory agreement with Northern whereby each Portfolio pays Northern a fee, computed daily and payable monthly, based on a specified percentage of its average daily net assets. For the current fiscal year, Northern voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the year ended November 30, 1997, are as follows:

The Benchmark Funds
Fixed Income and Equity Portfolios
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
November 30, 1997

                                              Net
                            Advisory Less:  Advisory
                              Fee    Waiver   Fee
----------------------------------------------------
Bond                           .60%   .35%    .25%
Intermediate Bond              .60    .35     .25
International Bond             .90    .20     .70
Short-Intermediate Bond        .60    .35     .25
U.S. Government Securities     .60    .35     .25
U.S. Treasury Index            .40    .25     .15
Balanced                       .80    .30     .50
Diversified Growth             .80    .25     .55
Equity Index                   .30    .20     .10
Focused Growth                1.10    .30     .80
International Equity Index     .50    .25     .25
International Growth          1.00    .20     .80
Small Company Index            .40    .20     .20
----------------------------------------------------

 As compensation for the services rendered as transfer agent, including the assumption by Northern of the expenses related thereto, Northern receives a fee, computed daily and payable monthly, at an annual rate of .01%, .05%, .10% and .15% of the average daily net asset value of the outstanding Class A, B, C and D units, respectively, for the Portfolios.

4. ADMINISTRATION AND DISTRIBUTION AGREEMENTS
The Trust has an administration agreement (as amended May 1, 1997) with Goldman Sachs whereby each Portfolio pays the Administrator a fee, computed daily and payable monthly, at an annual rate of .10% of the Portfolio's average daily net assets, except the International Bond, International Equity Index and International Growth Portfolios which pay the Administrator a fee, computed daily and payable monthly, at an annual rate of .15% of their respective average daily net assets.
 In addition, if in any fiscal year the sum of a Portfolio's expenses, including the administration fee, but excluding the investment advisory fee and transfer agency fee payable to Northern pursuant to its agreements with the Trust, servicing fees, and extraordinary expenses (such as taxes, interest and indemnification expenses), exceeds on an annualized basis .10% of a Portfolio's average daily net assets (0.25% for International Growth Portfolio, International Bond Portfolio and International Equity Index Portfolio), Goldman Sachs will reimburse each Portfolio for the amount of the excess pursuant to the terms of the administration agreement.
 Prior to May 1, 1997 each Portfolio paid the Administrator a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio at the rates set forth below:

Average net assets                Rate
---------------------------------------
For the first $100,000,000        .250%
For the next $200,000,000         .150
For the next $450,000,000         .075
For net assets over $750,000,000  .050
---------------------------------------

 Prior to May 1, 1997, Goldman Sachs also voluntarily agreed to limit administration fees to .10% of average daily net assets for each Portfolio. In addition, Goldman Sachs agreed to waive a portion of its administrative fees should overall administration fees earned during the preceding year exceed certain specified levels. No waiver was required under this agreement during the year ended November 30, 1997. Furthermore, Goldman Sachs voluntarily agreed to reimburse each Portfolio for certain expenses in the event that such expenses, as defined, exceed on an annualized basis .10% of its average daily net assets for such fiscal year for the Bond, Short-Intermediate Bond, U.S. Government Securities, U.S. Treasury Index, Balanced, Diversified Growth, Equity Index, Focused Growth and Small Company Index Portfolios and .25% of the average daily net assets for such fiscal year for the International Bond, International Equity Index and International Growth Portfolios.
 The administration fees waived and expenses reimbursed during the year ended November 30, 1997 are shown on the accompanying Statements of Operations.
 Goldman Sachs receives no compensation under the distribution agreement.

5. UNITHOLDER SERVICING PLAN
The Trust has adopted a Unitholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain unitholder administrative support services for their customers or other investors who beneficially own Class B, C and D units. As compensation under the Unitholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to .10%,
 .15% and .25% of the average daily net asset value of the outstanding Class B, C and D units, respectively.

--------------------------------------------------------------------------------


6. INVESTMENT TRANSACTIONS
Investment transactions for the year ended November 30, 1997 (excluding short-term investments) were as follows:

                                                    Proceeds
                                                   from sales   Proceeds
                                                       and        from
                             Purchases             maturities  sales and
                              of U.S.   Purchases    of U.S.   maturities
                            Government   of other  Government   of other
                            Obligations securities Obligations securities
-------------------------------------------------------------------------
                                           (in thousands)
Bond                         $281,135    $171,611   $237,619    $75,350
Intermediate Bond              11,040       5,326      4,809        725
International Bond                 --       8,089         --     12,141
Short-Intermediate Bond        54,397      74,510     65,113     13,725
U.S. Government Securities     77,111          --    124,791         --
U.S. Treasury Index            28,902          --     21,070         --
Balanced                       18,477      11,557     18,201     14,525
Diversified Growth                 --      64,396         --     86,524
Equity Index                       --     166,567         --    153,926
Focused Growth                     --     123,991         --    140,804
International Equity Index         --      34,737         --      2,191
International Growth               --     180,012         --    212,909
Small Company Index                --      59,604         --     50,315
-------------------------------------------------------------------------

  As of November 30, 1997, the composition of unrealized appreciation (depreciation) of investment securities (including the effects of foreign currency translation) based on the aggregate cost of investments for federal income tax purposes were as follows:

                                                                     Cost for
                                                                     Federal
                                                           Net        Income
                                                      Appreciation     Tax
                            Appreciation Depreciation (Depreciation) Purposes
-----------------------------------------------------------------------------
                                             (in thousands)
Bond                          $15,391       $1,662       $13,729     $489,781
Intermediate Bond                  35           96           (61)      11,885
International Bond                990        1,209          (219)      25,752
Short-Intermediate Bond         2,134        2,077            57      206,201
U.S. Government Securities        376          114           262       49,532
U.S. Treasury Index               945           15           930       34,174
Balanced                       12,223          158        12,065       43,968
Diversified Growth             52,083        1,077        51,006      109,822
Equity Index                  327,384       14,006       313,378      644,235
Focused Growth                 25,541        1,524        24,017      101,699
International Equity Index      2,089        3,371        (1,282)      32,838
International Growth            8,543        4,975         3,568      103,928
Small Company Index            34,383        8,122        26,261      121,333
-----------------------------------------------------------------------------

7. BANK LOANS
The Trust maintains a $5,000,000 revolving bank credit line and a $15,000,000 conditional revolving credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 1% above the Fed Funds rate and are secured by pledged securities equal to or exceeding 120% of the outstanding balance.
 Interest expense for the year ended November 30, 1997 was approximately $1,000, $9,000, $90,000, $7,000, $2,000, and $10,000 for the International
Bond, Diversified Growth, Equity Index, Focused Growth, International Growth and Small Company Index Portfolios, respectively. These amounts are included in "Other Expenses" on the Statements of Operations.
 As of November 30, 1997, there were no outstanding borrowings.

8. UNIT TRANSACTIONS
Transactions in Class A units for the year ended November 30, 1997 were as follows:

                                                                Net
                                    Reinvested               increase
                            Sales  distributions Redemptions (decrease)
-----------------------------------------------------------------------
                                          (in thousands)
Bond                         7,554     1,111        4,475      4,190
Intermediate Bond              594         9           --        603
International Bond              56        74          363       (233)
Short-Intermediate Bond      5,953       572        4,056      2,469
U.S. Government Securities   3,473       227        6,148     (2,448)
U.S. Treasury Index          1,031        59          740        350
Balanced                       609       205          717         97
Diversified Growth             939     1,144        2,201       (118)
Equity Index                18,925     2,547       19,705      1,767
Focused Growth               1,481       905        2,575       (189)
International Equity Index   3,356        --          111      3,245
International Growth         1,116       606        4,566     (2,844)
Small Company Index          3,221     1,087        2,562      1,746
-----------------------------------------------------------------------

The Benchmark Funds
Fixed Income and Equity Portfolios
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
November 30, 1997

 Transactions in Class A units for the year ended November 30, 1996 were as follows:

                                                                Net
                                    Reinvested                increase
                            Sales  distributions Redemptions (decrease)
-----------------------------------------------------------------------
                                          (in thousands)
Bond                         7,010       910        3,920       4,000
International Bond             272        81          313          40
Short-Intermediate Bond      3,372       424        4,028        (232)
U.S. Government Securities   5,223       211        3,637       1,797
U.S. Treasury Index            642        37          254         425
Balanced                       989        93          911         171
Diversified Growth           1,187       290        3,615      (2,138)
Equity Index                22,992     1,743       19,101       5,634
Focused Growth               2,500       117        2,151         466
International Growth         2,737       230        5,018      (2,051)
Small Company Index          2,188       516        1,933         771
-----------------------------------------------------------------------

 Transactions in Class C units for the year ended November 30, 1997 were as follows:

                                                               Net
                                   Reinvested                increase
                            Sales distributions Redemptions (decrease)
----------------------------------------------------------------------
                                          (in thousands)
Bond                        2,988      104         1,045      2,047
U.S. Government Securities     67       10            97        (20)
Balanced                       89       25           266       (152)
Equity Index                2,220      226         1,520        926
Focused Growth                 12       65            45         32
----------------------------------------------------------------------

 Transactions in Class C units for the year ended November 30, 1996 were as follows:

                                   Reinvested                 Net
                            Sales distributions Redemptions increase
--------------------------------------------------------------------
                                         (in thousands)
Bond                          214       13            51       176
U.S. Government Securities    234        8            66       176
Balanced                      548       11            69       490
Equity Index                3,499       70         1,685     1,884
Focused Growth                529       --            46       483
--------------------------------------------------------------------

 Transactions in Class D units for the year ended November 30, 1997 were as follows:

                                                            Net
                                Reinvested                increase
                         Sales distributions Redemptions (decrease)
-------------------------------------------------------------------
                                       (in thousands)
Bond                        32        1           15          18
International Bond           3       --           --           3
Short-Intermediate Bond     31        1            5          27
U.S. Government
 Securities                  6       --            1           5
U.S. Treasury Index         55        2           16          41
Balanced                    12        1            8           5
Diversified Growth          16        4            6          14
Equity Index             1,302       34          281       1,055
Focused Growth              32        6            9          29
International Growth        19       --            5          14
Small Company
 Index                      43        1           17          27
-------------------------------------------------------------------

 Transactions in Class D units for the year ended November 30, 1996 were as follows:

                                   Reinvested                 Net
                            Sales distributions Redemptions increase
--------------------------------------------------------------------
                                         (in thousands)
Bond                           6        --            1         5
International Bond             1        --           --         1
Short-Intermediate Bond       16        --           --        16
U.S. Government Securities    10         1            3         8
U.S. Treasury Index           29         1            3        27
Balanced                      20        --            1        19
Diversified Growth            17         1            6        12
Equity Index                 436         6           24       418
Focused Growth                13         1            7         7
International Growth           7        --           --         7
Small Company Index           17        --            1        16
--------------------------------------------------------------------

The Benchmark Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS


To the Unitholders and Trustees of
The Benchmark Funds
Fixed Income and Equity Portfolios

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Bond, Intermediate Bond, International Bond, Short-Intermediate Bond, U.S. Government Securities, U.S. Treasury Index, Balanced, Diversified Growth, Equity Index, Focused Growth, International Equity Index, International Growth and Small Company Index Portfolios, comprising the Fixed Income and Equity Portfolios of The Benchmark Funds, as of November 30, 1997, and the related statements of operations, changes in net assets and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of the investments owned at November 30, 1997 by physical examination of the securities held by the custodian and by correspondence with central depositories, unaffiliated subcustodian banks and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Bond, Intermediate Bond, International Bond, Short-Intermediate Bond, U.S. Government Securities, U.S. Treasury Index, Balanced, Diversified Growth, Equity Index, Focused Growth, International Equity Index, International Growth and Small Company Index Portfolios, comprising the Fixed Income and Equity Portfolios of The Benchmark Funds, at November 30, 1997, the results of their operations, the changes in their net assets and financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles.



/s/ Ernst & Young LLP

Chicago, Illinois
January 16, 1998

THE BENCHMARK FUNDS

Investment Adviser, Transfer Agent and
Custodian

The Northern Trust Company
50 S. LaSalle Street
Chicago, IL 60675

Administrator and Distributor

Goldman, Sachs & Co.
4900 Sears Tower
Chicago, IL 60606

Trustees

William H. Springer, Chairman
Richard Gordon Cline
Edward J. Condon, Jr.
John W. English
Sandra Polk Guthman
Frederick T. Kelsey
Richard P. Strubel

Officers

Frank Polefrone, President
James Fitzpatrick, Vice President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Deborah Farrell, Assistant Secretary
Steven Hartstein, Assistant Secretary
Howard B. Surloff, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary

Independent Auditors

Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Legal Counsel

Drinker Biddle & Reath LLP
1345 Chestnut Street
Philadelphia, PA 19107




 This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Prospectus which contains facts concerning the objectives and policies, management expenses and other information.